UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

with a copy to:

Peter K. Ewing

Craig R. Carberry, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FlexShares® Trust

Semiannual Report

April 30, 2014

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® STOXX® Global Broad Infrastructure Index Fund

FlexShares® Global Quality Real Estate Index Fund

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Ready Access Variable Income Fund

FlexShares® Trust

Statements of Assets and Liabilities April 30, 2014 (Unaudited)

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® Quality Dividend Index Fund

ASSETS
Securities, at cost	$534,891,018	$538,335,255	$229,130,778	$416,449,859
Affiliate securities, at cost	237,879	—	—	—
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	644,229,680	584,059,362	227,183,154	456,308,636
Affiliate securities, at value	269,920	—	—	—
Repurchase Agreements, at value	—	—	—	—
Cash	3,582,738	2,073,856	551,726	880,549
Foreign cash†	—	2,190,680	1,424,713	—
Restricted cash*	—	368,930	113,166	142,725
Due from Authorized Participant	—	—	6,448	—
Due from Custodian	—	—	3,106	—
Unrealized appreciation on forward foreign currency contracts	—	17,184	4,129	—
Receivables:
Dividends and interest	380,538	2,414,875	296,682	518,142
Capital shares issued	—	—	—	3,406,999
Investment adviser	22,834	13,519	6,953	9,898
Securities sold	122,294	121,761	123,080	—
Variation margin	21,136	425,691	124,688	95,012

Total Assets	648,629,140	591,685,858	229,837,845	461,361,961

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	32,534	—	—
Payables:
Deferred compensation (Note 7)	11,585	5,128	3,000	3,611
Investment advisory fees	142,211	198,586	123,923	133,481
Trustee fees (Note 7)	11,249	8,391	3,953	6,287
Securities purchased	—	7,595	1,393	3,317,407
Deferred India capital gains tax	—	—	279,760	—
Due to Authorized Participant	—	9,360	—	—
Variation margin	—	—	—	—
Other	12,000	140,000	25,000	12,000

Total Liabilities	177,045	401,594	437,029	3,472,786

Net Assets	$648,452,095	$591,284,264	$229,400,816	$457,889,175

NET ASSETS CONSIST OF:
Paid-in capital	$536,074,367	$541,884,988	$233,414,167	$417,189,500
Undistributed (accumulated) net investment income (loss)	2,611,895	4,747,150	622,222	1,021,931
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	411,517	(1,216,115)	(2,428,078)	(208,643)
Net unrealized appreciation (depreciation) on:
Investments	109,370,703	45,724,107	(2,227,115)	39,858,777
Futures contracts	(16,387)	128,644	9,844	27,610
Forward foreign currency contracts and foreign currency translations	—	15,490	9,776	—

Net Assets	$648,452,095	$591,284,264	$229,400,816	$457,889,175

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	8,000,001	9,200,001	4,500,001	13,400,001
Net Asset Value	$81.06	$64.27	$50.98	$34.17

† Cost of foreign cash	$—	$2,173,817	$1,418,802	$—

*	Restricted cash includes both cash pledged by the Fund to cover margin requirements for open futures contracts as of 4/30 as well as cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

2	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Defensive Index Fund

ASSETS
Securities, at cost	$53,362,266	$57,042,370	$156,740,581	$30,508,286
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	59,818,323	61,976,446	166,786,676	32,005,486
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	—
Cash	388,064	102,185	170,504	18,214
Foreign cash†	—	—	575,487	446,648
Restricted cash*	12,975	8,650	820,045	25,190
Due from Authorized Participant	—	—	—	—
Due from Custodian	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	22,230	10,760
Receivables:
Dividends and interest	77,489	62,182	972,480	215,749
Capital shares issued	—	—	—	—
Investment adviser	1,631	918	2,946	667
Securities sold	4,215,812	—	20	—
Variation margin	26,099	—	76,226	39,799

Total Assets	64,540,393	62,150,381	169,426,614	32,762,513

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	709	2,312
Payables:
Deferred compensation (Note 7)	635	364	1,002	224
Investment advisory fees	17,948	18,650	61,653	12,495
Trustee fees (Note 7)	996	554	1,944	443
Securities purchased	4,604,347	53,095	80,936	—
Deferred India capital gains tax	—	—	—	—
Due to Authorized Participant	—	—	758,355	—
Variation margin	—	2,867	—	—
Other	1,000	4,000	55,000	10,000

Total Liabilities	4,624,926	79,530	959,599	25,474

Net Assets	$59,915,467	$62,070,851	$168,467,015	$32,737,039

NET ASSETS CONSIST OF:
Paid-in capital	$53,632,756	$57,086,192	$156,859,955	$30,939,422
Undistributed (accumulated) net investment income (loss)	135,716	143,323	1,634,236	346,584
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(313,694)	(94,702)	(82,626)	(47,154)
Net unrealized appreciation (depreciation) on:
Investments	6,456,057	4,934,076	10,046,095	1,497,200
Futures contracts	4,632	1,962	(24,429)	(11,714)
Forward foreign currency contracts and foreign currency translations	—	—	33,784	12,701

Net Assets	$59,915,467	$62,070,851	$168,467,015	$32,737,039

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	1,800,001	1,800,001	6,000,001	1,200,001
Net Asset Value	$33.29	$34.48	$28.08	$27.28

† Cost of foreign cash	$—	$—	$566,831	$443,088

*	Restricted cash includes both cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30 as well as cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	3

Statements of Assets and Liabilities (cont.)

	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund	FlexShares® Global Quality Real Estate Index Fund

ASSETS
Securities, at cost	$15,777,354	$2,845,969,249	$146,864,902	$19,830,925
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	16,835,259	2,917,124,476	152,075,560	20,601,500
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	—
Cash	10,445	6,272,239	380,168	91,881
Foreign cash†	54,651	9,594,277	482,114	74,730
Restricted cash*	9,100	1,158,417	208,124	7,771
Due from Authorized Participant	—	—	—	—
Due from Custodian	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	18,411	10,964	—
Receivables:
Dividends and interest	98,357	5,528,151	475,392	60,773
Capital shares issued	—	—	—	—
Investment adviser	288	122,019	941	224
Securities sold	—	—	—	—
Variation margin	11,456	4,455,351	25,380	14,312

Total Assets	17,019,556	2,944,273,341	153,658,643	20,851,191

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	9,103	3,144	—
Payables:
Deferred compensation (Note 7)	100	61,489	566	88
Investment advisory fees	6,492	1,144,988	56,762	7,580
Trustee fees (Note 7)	188	60,530	375	136
Securities purchased	—	—	—	73,105
Deferred India capital gains tax	—	—	—	—
Due to Authorized Participant	—	8,989	161,689	—
Variation margin	—	—	—	—
Other	5,000	18,000	24,000	6,000

Total Liabilities	11,780	1,303,099	246,536	86,909

Net Assets	$17,007,776	$2,942,970,242	$153,412,107	$20,764,282

NET ASSETS CONSIST OF:
Paid-in capital	$15,826,228	$2,871,405,226	$147,796,906	$19,985,930
Undistributed (accumulated) net investment income (loss)	140,547	19,512,745	575,505	104,617
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(25,155)	(19,926,380)	(188,506)	(94,102)
Net unrealized appreciation (depreciation) on:
Investments	1,057,905	71,155,227	5,210,658	770,575
Futures contracts	7,240	620,327	7,018	(2,918)
Forward foreign currency contracts and foreign currency translations	1,011	203,097	10,526	180

Net Assets	$17,007,776	$2,942,970,242	$153,412,107	$20,764,282

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	600,001	82,300,001	3,500,001	400,001
Net Asset Value	$28.35	$35.76	$43.83	$51.91

† Cost of foreign cash	$54,173	$9,470,406	$479,680	$74,595

*	Restricted cash includes both cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30 as well as cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

4	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	FlexShares® Ready Access Variable Income Fund

ASSETS
Securities, at cost	$2,092,742,067	$299,253,012	$62,408,894
Affiliate securities, at cost	—	—	—
Repurchase Agreements, at cost	—	—	5,200,000

Securities, at value	2,091,513,787	299,038,978	62,607,107
Affiliate securities, at value	—	—	—
Repurchase Agreements, at value	—	—	5,200,000
Cash	118,857	83,033	124,365
Foreign cash†	—	—	—
Restricted cash*	—	—	—
Due from Authorized Participant	—	—	—
Due from Custodian	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—
Receivables:
Dividends and interest	7,072,482	694,616	98,344
Capital shares issued	—	—	—
Investment adviser	92,652	26,121	1,767
Securities sold	—	—	1,095,676
Variation margin	—	—	—

Total Assets	2,098,797,778	299,842,748	69,127,259

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—
Payables:
Deferred compensation (Note 7)	48,062	18,186	670
Investment advisory fees	342,993	49,516	13,915
Trustee fees (Note 7)	44,590	7,935	1,097
Securities purchased	—	—	1,099,810
Deferred India capital gains tax	—	—	—
Due to Authorized Participant	—	—	—
Variation margin	—	—	—
Other	—	—	1,050

Total Liabilities	435,645	75,637	1,116,542

Net Assets	$2,098,362,133	$299,767,111	$68,010,717

NET ASSETS CONSIST OF:
Paid-in capital	$2,116,752,814	$309,432,003	$67,716,722
Undistributed (accumulated) net investment income (loss)	499,639	159,704	30,384
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(17,662,040)	(9,610,562)	65,398
Net unrealized appreciation (depreciation) on:
Investments	(1,228,280)	(214,034)	198,213
Futures contracts	—	—	—
Forward foreign currency contracts and foreign currency translations	—	—	—

Net Assets	$2,098,362,133	$299,767,111	$68,010,717

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	83,804,000	11,900,001	900,001
Net Asset Value	$25.04	$25.19	$75.57

† Cost of foreign cash	$—	$—	$—

*	Restricted cash includes both cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30 as well as cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	5

FlexShares® Trust

Statements of Operations

For the six months ended April 30, 2014 (Unaudited)

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® Quality Dividend Index Fund

INVESTMENT INCOME
Dividend income	$4,863,104	$7,642,847	$1,778,322		$6,260,919
Dividend income received from affiliate	2,428	—	—		—
Interest income	99	—	—		—
Foreign withholding tax on dividends	(439)	(606,613)	(153,135)		—
Foreign withholding tax on interest	—	—	—		—

Total Investment Income	4,865,192	7,036,234	1,625,187		6,260,919

EXPENSES
Deferred compensation (Note 7)	653	505	228		421
Investment advisory fees	741,288	911,255	640,717		655,494
Trustee fees (Note 7)	19,057	14,788	6,758		11,863

Total Gross Expenses Before Fees Reimbursed	760,998	926,548	647,703		667,778

Less:
Deferred compensation reimbursed (Note 7)	(653)	(505)	(228)		(421)
Trustee fees reimbursed (Note 7)	(19,057)	(14,788)	(6,758)		(11,863)

Total Net Expenses	741,288	911,255	640,717		655,494

Net Investment Income	4,123,904	6,124,979	984,470		5,605,425

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	84	—	—		—
Investments in securities	954,894	(258,519)	(614,593	)(1)	540,245
In-kind redemptions of investments	—	—	—		—
Futures contracts	476,102	84,546	130,857		138,126
Foreign currency transactions	—	58,247	68,960		—

Net Realized Gain (Loss)	1,431,080	(115,726)	(414,776)		678,371

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	28,972,554 (2)	20,264,104	(4,713,275	)(3)	22,871,517
Futures contracts	(190,285)	61,432	(51,008)		13,929
Forward foreign currency contracts	—	(16,092)	(96,243)		—
Translation of other assets and liabilities denominated in foreign currencies	—	15,698	28,049		—

Net Change in Unrealized Appreciation (Depreciation)	28,782,269	20,325,142	(4,832,477)		22,885,446

Net Realized and Unrealized Gain (Loss)	30,213,349	20,209,416	(5,247,253)		23,563,817

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,337,253	$26,334,395	$(4,262,783)		$29,169,242

[1]	Net of India capital gains tax of $17,775.

[2]	Includes $12,453 change in unrealized appreciation on investments in affiliates.

[3]	Net of deferred India capital gains tax of $279,491.

See Accompanying Notes to the Financial Statements.

6	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Defensive Index Fund

INVESTMENT INCOME
Dividend income	$896,023	$600,721	$3,235,972	$738,664
Dividend income received from affiliate	—	—	—	—
Interest income	—	—	—	—
Foreign withholding tax on dividends	—	—	(280,938)	(65,187)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	896,023	600,721	2,955,034	673,477

EXPENSES
Deferred compensation (Note 7)	63	38	121	30
Investment advisory fees	95,057	67,115	256,790	60,126
Trustee fees (Note 7)	1,734	1,193	3,631	843

Total Gross Expenses Before Fees Reimbursed	96,854	68,346	260,542	60,999

Less:
Deferred compensation reimbursed (Note 7)	(63)	(38)	(121)	(30)
Trustee fees reimbursed (Note 7)	(1,734)	(1,193)	(3,631)	(843)

Total Net Expenses	95,057	67,115	256,790	60,126

Net Investment Income	800,966	533,606	2,698,244	613,351

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	—	—	—	—
Investments in securities	(267,068)	(27,745)	111,368	(36,703)
In-kind redemptions of investments	—	—	—	—
Futures contracts	29,621	(198)	91,171	36,880
Foreign currency transactions	—	—	7,378	2,639

Net Realized Gain (Loss)	(237,447)	(27,943)	209,917	2,816

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	3,356,810	3,631,262	5,986,054	667,522
Futures contracts	(7,614)	1,962	(32,274)	(14,437)
Forward foreign currency contracts	—	—	21,521	4,105
Translation of other assets and liabilities denominated in foreign currencies	—	—	(35,292)	3,841

Net Change in Unrealized Appreciation (Depreciation)	3,349,196	3,633,224	5,940,009	661,031

Net Realized and Unrealized Gain (Loss)	3,111,749	3,605,281	6,149,926	663,847

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,912,715	$4,138,887	$8,848,170	$1,277,198

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	7

Statements of Operations (cont.)

	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund	FlexShares® Global Quality Real Estate Index Fund
				November 5, 2013* through April 30, 2014

INVESTMENT INCOME
Dividend income	$283,607	$35,195,569	$1,463,945	$217,593
Dividend income received from affiliate	—	—	—	—
Interest income	—	—	—	—
Foreign withholding tax on dividends	(21,828)	(1,531,500)	(63,774)	(8,435)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	261,779	33,664,069	1,400,171	209,158

EXPENSES
Deferred compensation (Note 7)	11	3,586	56	7
Investment advisory fees	25,465	6,574,499	140,079	24,785
Trustee fees (Note 7)	345	96,044	1,611	357

Total Gross Expenses Before Fees Reimbursed	25,821	6,674,129	141,746	25,149

Less:
Deferred compensation reimbursed (Note 7)	(11)	(3,586)	(56)	(7)
Trustee fees reimbursed (Note 7)	(345)	(96,044)	(1,611)	(357)

Total Net Expenses	25,465	6,574,499	140,079	24,785

Net Investment Income	236,314	27,089,570	1,260,092	184,373

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	—	—	—	—
Investments in securities	8,340	(26,340,151)	(213,177)	(96,918)
In-kind redemptions of investments	—	13,457,594	—	—
Futures contracts	(703)	1,865,382	28,797	5,000
Foreign currency transactions	(4,283)	(90,736)	(3,102)	(2,184)

Net Realized Gain (Loss)	3,354	(11,107,911)	(187,482)	(94,102)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	586,476	125,518,689	5,052,018	770,575
Futures contracts	7,240	172,250	7,018	(2,918)
Forward foreign currency contracts	—	62,103	7,820	—
Translation of other assets and liabilities denominated in foreign currencies	845	30,449	2,774	180

Net Change in Unrealized Appreciation (Depreciation)	594,561	125,783,491	5,069,630	767,837

Net Realized and Unrealized Gain (Loss)	597,915	114,675,580	4,882,148	673,735

Net Increase (Decrease) in Net Assets Resulting from Operations	$834,229	$141,765,150	$6,142,240	$858,108

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

8	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	FlexShares® Ready Access Variable Income Fund

INVESTMENT INCOME
Dividend income	$—	$—	$—
Dividend income received from affiliate	—	—	—
Interest income	2,518,803	494,511	200,718
Foreign withholding tax on dividends	—	—	—
Foreign withholding tax on interest	—	—	(89)

Total Investment Income	2,518,803	494,511	200,629

EXPENSES
Deferred compensation (Note 7)	2,556	467	58
Investment advisory fees	2,019,164	334,793	67,363
Trustee fees (Note 7)	71,135	11,989	1,872

Total Gross Expenses Before Fees Reimbursed	2,092,855	347,249	69,293

Less:
Deferred compensation reimbursed (Note 7)	(2,556)	(467)	(58)
Trustee fees reimbursed (Note 7)	(71,135)	(11,989)	(1,872)

Total Net Expenses	2,019,164	334,793	67,363

Net Investment Income	499,639	159,718	133,266

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	—	—	—
Investments in securities	820,381	(413,021)	75,585
In-kind redemptions of investments	(44,302)	(1,299,615)	—
Futures contracts	—	—	—
Foreign currency transactions	—	—	—

Net Realized Gain (Loss)	776,079	(1,712,636)	75,585

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	4,821,443	(543,308)	112,840
Futures contracts	—	—	—
Forward foreign currency contracts	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	4,821,443	(543,308)	112,840

Net Realized and Unrealized Gain (Loss)	5,597,522	(2,255,944)	188,425

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,097,161	$(2,096,226)	$321,691

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	9

FlexShares® Trust

Statements of Changes in Net Assets

	FlexShares® Morningstar US Market Factor Tilt Index Fund		FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

OPERATIONS
Net investment income	$4,123,904	$4,610,179	$6,124,979	$2,835,828
Net realized gain (loss)	1,431,080	89,126	(115,726)	(1,052,732)
Net change in unrealized appreciation (depreciation)	28,782,269	73,959,564	20,325,142	25,712,638

Net Increase (Decrease) in Net Assets
Resulting from Operations	34,337,253	78,658,869	26,334,395	27,495,734

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(5,137,367)	(2,015,968)	(4,185,751)	(90,648)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(5,137,367)	(2,015,968)	(4,185,751)	(90,648)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	171,358,982	224,871,059	259,390,928	272,477,904
Cost of shares redeemed	—	(3,297,597)	—	—

Net Increase from Capital Transactions	171,358,982	221,573,462	259,390,928	272,477,904

Total Increase (Decrease) in Net Assets	200,558,868	298,216,363	281,539,572	299,882,990

NET ASSETS
Beginning of Period	$447,893,227	$149,676,864	$309,744,692	$9,861,702

End of Period	$648,452,095	$447,893,227	$591,284,264	$309,744,692

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$2,611,895	$3,625,358	$4,747,150	$2,807,922

SHARE TRANSACTIONS
Beginning of period	5,850,001	2,550,001	5,000,001	200,001
Shares issued	—	—	2,000,000	3,800,000
Shares issued in-kind	2,150,000	3,350,000	2,200,000	1,000,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	(50,000)	—	—

Shares Outstanding, End of Period	8,000,001	5,850,001	9,200,001	5,000,001

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

10	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® Quality Dividend Index Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	December 14, 2012* through October 31, 2013

OPERATIONS
Net investment income	$984,470	$1,931,589	$5,605,425	$2,388,401
Net realized gain (loss)	(414,776)	(2,748,796)	678,371	(887,014)
Net change in unrealized appreciation (depreciation)	(4,832,477)	2,672,680	22,885,446	17,000,941

Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,262,783)	1,855,473	29,169,242	18,502,328

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(1,505,217)	(46,755)	(5,500,437)	(1,471,458)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(1,505,217)	(46,755)	(5,500,437)	(1,471,458)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	76,409,480	147,030,274	151,290,241	263,399,234
Cost of shares redeemed	—	—	—	—

Net Increase from Capital Transactions	76,409,480	147,030,274	151,290,241	263,399,234

Total Increase (Decrease) in Net Assets	70,641,480	148,838,992	174,959,046	280,430,104

NET ASSETS
Beginning of Period	$158,759,336	$9,920,344	$282,930,129	$2,500,025 (2)

End of Period	$229,400,816	$158,759,336	$457,889,175	$282,930,129

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$622,222	$1,142,969	$1,021,931	$916,943

SHARE TRANSACTIONS
Beginning of period	3,000,001	200,001	8,800,001	100,001 (2)
Shares issued	800,000	2,200,000	—	—
Shares issued in-kind	700,000	600,000	4,600,000	8,700,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	4,500,001	3,000,001	13,400,001	8,800,001

*	Commencement of investment operations.

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	11

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Defensive Index Fund		FlexShares® Quality Dividend Dynamic Index Fund
	Six Months Ended April 30, 2014 (Unaudited)	December 14, 2012* through October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	December 14, 2012* through October 31, 2013

OPERATIONS
Net investment income	$800,966	$505,660	$533,606	$160,255
Net realized gain (loss)	(237,447)	(76,247)	(27,943)	(66,759)
Net change in unrealized appreciation (depreciation)	3,349,196	3,111,493	3,633,224	1,302,814

Net Increase (Decrease) in Net Assets
Resulting from Operations	3,912,715	3,540,906	4,138,887	1,396,310

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(871,546)	(299,364)	(454,903)	(95,641)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(871,546)	(299,364)	(454,903)	(95,641)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	12,890,827	38,241,904	45,561,919	9,024,254
Cost of shares redeemed	—	—	—	—

Net Increase from Capital Transactions	12,890,827	38,241,904	45,561,919	9,024,254

Total Increase (Decrease) in Net Assets	15,931,996	41,483,446	49,245,903	10,324,923

NET ASSETS
Beginning of Period	$43,983,471	$2,500,025 (2)	$12,824,948	$2,500,025 (2)

End of Period	$59,915,467	$43,983,471	$62,070,851	$12,824,948

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$135,716	$206,296	$143,323	$64,620

SHARE TRANSACTIONS
Beginning of period	1,400,001	100,001 (2)	400,001	100,001 (2)
Shares issued	—	—	—	—
Shares issued in-kind	400,000	1,300,000	1,400,000	300,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	1,800,001	1,400,001	1,800,001	400,001

*	Commencement of investment operations.

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

12	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Index Fund		FlexShares® International Quality Dividend Defensive Index Fund
	Six Months Ended April 30, 2014 (Unaudited)	April 12, 2013* through October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	April 12, 2013* through October 31, 2013

OPERATIONS
Net investment income	$2,698,244	$512,218	$613,351	$95,927
Net realized gain (loss)	209,917	(352,169)	2,816	(41,185)
Net change in unrealized appreciation (depreciation)	5,940,009	4,115,441	661,031	837,156

Net Increase (Decrease) in Net Assets
Resulting from Operations	8,848,170	4,275,490	1,277,198	891,898

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(1,217,213)	(299,387)	(317,167)	(54,312)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(1,217,213)	(299,387)	(317,167)	(54,312)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	85,226,018	69,144,645	15,778,435	12,660,962
Cost of shares redeemed	—	(10,733)	—	—

Net Increase from Capital Transactions	85,226,018	69,133,912	15,778,435	12,660,962

Total Increase (Decrease) in Net Assets	92,856,975	73,110,015	16,738,466	13,498,548

NET ASSETS
Beginning of Period	$75,610,040	$2,500,025 (2)	$15,998,573	$2,500,025 (2)

End of Period	$168,467,015	$75,610,040	$32,737,039	$15,998,573

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$1,634,236	$153,205	$346,584	$50,400

SHARE TRANSACTIONS
Beginning of period	2,800,001	100,001 (2)	600,001	100,001 (2)
Shares issued	—	1,200,000	—	200,000
Shares issued in-kind	3,200,000	1,500,000	600,000	300,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	6,000,001	2,800,001	1,200,001	600,001

*	Commencement of investment operations.

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	13

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Dynamic Index Fund		FlexShares® Morningstar Global Upstream Natural Resources Index Fund
	Six Months Ended April 30, 2014 (Unaudited)	April 12, 2013* through October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

OPERATIONS
Net investment income	$236,314	$61,761	$27,089,570	$48,570,290
Net realized gain (loss)	3,354	(28,666)	(11,107,911)	(2,498,320)
Net change in unrealized appreciation (depreciation)	594,561	471,595	125,783,491	(71,217,762)

Net Increase (Decrease) in Net Assets
Resulting from Operations	834,229	504,690	141,765,150	(25,145,792)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(106,592)	(50,779)	(54,468,059)	(7,891,756)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(106,592)	(50,779)	(54,468,059)	(7,891,756)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	8,076,680	5,249,523	167,187,188	2,262,008,688
Cost of shares redeemed	—	—	(76,049,362)	(30,967,920)

Net Increase from Capital Transactions	8,076,680	5,249,523	91,137,826	2,231,040,768

Total Increase (Decrease) in Net Assets	8,804,317	5,703,434	178,434,917	2,198,003,220

NET ASSETS
Beginning of Period	$8,203,459	$2,500,025 (2)	$2,764,535,325	$566,532,105

End of Period	$17,007,776	$8,203,459	$2,942,970,242	$2,764,535,325

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$140,547	$10,825	$19,512,745	$46,891,234

SHARE TRANSACTIONS
Beginning of period	300,001	100,001 (2)	79,650,001	16,100,001
Shares issued	—	—	—	—
Shares issued in-kind	300,000	200,000	4,900,000	64,500,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	(2,250,000)	(950,000)

Shares Outstanding, End of Period	600,001	300,001	82,300,001	79,650,001

*	Commencement of investment operations.

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

14	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® STOXX® Global Broad Infrastructure Index Fund			FlexShares® Global Quality Real Estate Index Fund
	Six Months Ended April 30, 2014 (Unaudited)	October 8, 2013* through October 31, 2013		November 5, 2013* through April 30, 2014

OPERATIONS
Net investment income	$1,260,092	$961		$184,373
Net realized gain (loss)	(187,482)	(1,165)		(94,102)
Net change in unrealized appreciation (depreciation)	5,069,630	158,572		767,837

Net Increase (Decrease) in Net Assets
Resulting from Operations	6,142,240	158,368		858,108

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(685,407)	—		(79,756)
Net realized gain	—	—		—
Tax return of capital	—	—		—

Total distributions	(685,407)	—		(79,756)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	143,792,742	—		14,985,880
Cost of shares redeemed	—	—		—

Net Increase from Capital Transactions	143,792,742	—		14,985,880

Total Increase (Decrease) in Net Assets	149,249,575	158,368		15,764,232

NET ASSETS
Beginning of Period	$4,162,532	$4,004,164	(2)	$5,000,050 (2)

End of Period	$153,412,107	$4,162,532		$20,764,282

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$575,505	$820		$104,617

SHARE TRANSACTIONS
Beginning of period	100,001	100,001	(2)	100,001 (2)
Shares issued	1,200,000	—		50,000
Shares issued in-kind	2,200,000	—		250,000
Shares redeemed	—	—		—
Shares redeemed in-kind	—	—		—

Shares Outstanding, End of Period	3,500,001	100,001		400,001

*	Commencement of investment operations.

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	15

Statements of Changes in Net Assets (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund		FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

OPERATIONS
Net investment income	$499,639	$1,540,518	$159,718	$1,408,784
Net realized gain (loss)	776,079	(18,236,998)	(1,712,636)	(11,055,057)
Net change in unrealized appreciation (depreciation)	4,821,443	(10,313,487)	(543,308)	(8,274,592)

Net Increase (Decrease) in Net Assets
Resulting from Operations	6,097,161	(27,009,967)	(2,096,226)	(17,920,865)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	—	(1,789,702)	(156,066)	(1,401,507)
Net realized gain	—	(208,480)	—	(1,526,604)
Tax return of capital	—	(2,721,443)	—	—

Total distributions	—	(4,719,625)	(156,066)	(2,928,111)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	130,949,937	1,340,163,154	1,251,824	179,085,636
Cost of shares redeemed	(13,703,204)	(17,449,678)	(88,715,580)	(143,483,668)

Net Increase (Decrease) from Capital Transactions	117,246,733	1,322,713,476	(87,463,756)	35,601,968

Total Increase (Decrease) in Net Assets	123,343,894	1,290,983,884	(89,716,048)	14,752,992

NET ASSETS
Beginning of Period	$1,975,018,239	$684,034,355	$389,483,159	$374,730,167

End of Period	$2,098,362,133	$1,975,018,239	$299,767,111	$389,483,159

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$499,639	$—	$159,704	$156,052

SHARE TRANSACTIONS
Beginning of period	79,104,000	26,904,000	15,400,001	14,250,001
Shares issued	—	—	—	—
Shares issued in-kind	5,250,000	52,900,000	50,000	6,850,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(550,000)	(700,000)	(3,550,000)	(5,700,000)

Shares Outstanding, End of Period	83,804,000	79,104,000	11,900,001	15,400,001

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

16	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Ready Access Variable Income Fund
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

OPERATIONS
Net investment income	$133,266	$83,907
Net realized gain (loss)	75,585	(10,156)
Net change in unrealized appreciation (depreciation)	112,840	89,057

Net Increase (Decrease) in Net Assets
Resulting from Operations	321,691	162,808

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(124,514)	(63,011)
Net realized gain	—	—
Tax return of capital	—	—

Total distributions	(124,514)	(63,011)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	26,390,214	33,826,433
Cost of shares redeemed	—	—

Net Increase from Capital Transactions	26,390,214	33,826,433

Total Increase (Decrease) in Net Assets	26,587,391	33,926,230

NET ASSETS
Beginning of Period	$41,423,326	$7,497,096

End of Period	$68,010,717	$41,423,326

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$30,384	$21,632

SHARE TRANSACTIONS
Beginning of period	550,001	100,001
Shares issued	350,000	450,000
Shares issued in-kind	—	—
Shares redeemed	—	—
Shares redeemed in-kind	—	—

Shares Outstanding, End of Period	900,001	550,001

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	17

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

Flexshares® Morningstar US Market Factor Tilt Index Fund
Six Months ended April 30, 2014 (Unaudited)	$76.56	$0.59	(a)	$4.70	$5.29	$(0.79)	$—	$—	$(0.79)
Year ended October 31, 2013	58.70	1.09	(a)	17.43	18.52	(0.66)	—	—	(0.66)
Year ended October 31, 2012	51.74	0.91	(a)	6.17	7.08	(0.12)	—	—	(0.12)
For the period 09/16/11* through 10/31/11	50.00	0.07	(a)	1.67	1.74	—	—	—	—

Flexshares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Six Months ended April 30, 2014 (Unaudited)	61.95	0.87	(a)	2.17	3.04	(0.72)	—	—	(0.72)
Year ended October 31, 2013	49.31	1.35	(a)	11.40	12.75	(0.11)	—	—	(0.11)
For the period 09/25/12* through 10/31/12	50.00	0.12	(a)	(0.81)	(0.69)	—	—	—	—

Flexshares® Morningstar Emerging Markets Factor Tilt Index Fund
Six Months ended April 30, 2014 (Unaudited)	52.92	0.25	(a)	(1.76)	(1.51)	(0.43)	—	—	(0.43)
Year ended October 31, 2013	49.60	1.03	(a)	2.34	3.37	(0.05)	—	—	(0.05)
For the period 09/25/12* through 10/31/12	50.00	0.03	(a)	(0.43)	(0.40)	—	—	—	—

Flexshares® Quality Dividend Index Fund
Six Months ended April 30, 2014 (Unaudited)	32.15	0.52	(a)	2.00	2.52	(0.50)	—	—	(0.50)
For the period 12/14/12* through 10/31/13	25.00	0.83	(a)	6.78	7.61	(0.46)	—	—	(0.46)

Flexshares® Quality Dividend Defensive Index Fund
Six Months ended April 30, 2014 (Unaudited)	31.42	0.50	(a)	1.91	2.41	(0.54)	—	—	(0.54)
For the period 12/14/12* through 10/31/13	25.00	0.79	(a)	6.05	6.84	(0.42)	—	—	(0.42)

Flexshares® Quality Dividend Dynamic Index Fund
Six Months ended April 30, 2014 (Unaudited)	32.06	0.49	(a)	2.40	2.89	(0.47)	—	—	(0.47)
For the period 12/14/12* through 10/31/13	25.00	0.84	(a)	6.77	7.61	(0.55)	—	—	(0.55)

Flexshares® International Quality Dividend Index Fund
Six Months ended April 30, 2014 (Unaudited)	27.00	0.66	(a)	0.71	1.37	(0.29)	—	—	(0.29)
For the period 04/12/13* through 10/31/13	25.00	0.46	(a)	1.82	2.28	(0.28)	—	—	(0.28)

Flexshares® International Quality Dividend Defensive Index Fund
Six Months ended April 30, 2014 (Unaudited)	26.66	0.62	(a)	0.32	0.94	(0.32)	—	—	(0.32)
For the period 04/12/13* through 10/31/13	25.00	0.44	(a)	1.58	2.02	(0.36)	—	—	(0.36)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See Accompanying Notes to the Financial Statements.

18	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net Investment Income before reimbursements	Net Investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$81.06	6.92%	6.72%	0.28%	0.27%	1.49%	1.50%	10%	$648,452
76.56	31.88	28.39	0.27	0.27	1.59	1.59	20	447,893
58.70	13.71	16.86	0.29	0.27	1.57	1.59	15	149,677
51.74	3.48	3.56	0.49	0.27	1.02	1.24	1	7,761

64.27	4.95	5.05	0.43	0.42	2.82	2.82	6	591,284
61.95	25.93	0.62	0.43	0.42	2.37	2.38	7	309,745
49.31	(1.40)	23.98	0.43	0.42	2.47	2.49	1	9,862

50.98	(2.85)	(2.11)	0.66	0.65	0.99	1.00	8	229,401
52.92	6.80	(14.20)	0.65	0.65	2.01	2.01	20	158,759
49.60	(0.80)	23.52	0.67	0.65	0.50	0.52	1	9,920

34.17	7.90	7.77	0.38	0.37	3.16	3.16	34	457,889
32.15	30.67	30.79	0.38	0.37	3.16	3.17	54	282,930

33.29	7.75	7.32	0.38	0.37	3.11	3.12	41	59,915
31.42	27.54	27.79	0.38	0.37	3.02	3.03	54	43,983

34.48	9.08	8.92	0.38	0.37	2.93	2.94	46	62,071
32.06	30.69	30.74	0.38	0.37	3.22	3.23	67	12,825

28.08	5.15	5.36	0.48	0.47	4.93	4.94	30	168,467
27.00	9.22	9.58	0.48	0.47	3.24	3.25	26	75,610

27.28	3.58	3.60	0.48	0.47	4.79	4.80	32	32,737
26.66	8.20	8.85	0.49	0.47	3.16	3.18	27	15,999

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	19

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

Flexshares® International Quality Dividend Dynamic Index Fund
Six Months ended April 30, 2014 (Unaudited)	$27.34	$0.59	(a)	$0.72		$1.31	$(0.30)	$—	$—	$(0.30)
For the period 04/12/13* through 10/31/13	25.00	0.50	(a)	2.35		2.85	(0.51)	—	—	(0.51)

Flexshares® Morningstar Global Upstream Natural Resources Index Fund
Six Months ended April 30, 2014 (Unaudited)	34.71	0.34	(a)	1.41		1.75	(0.70)	—	—	(0.70)
Year ended October 31, 2013	35.19	0.87	(a)	(0.98)		(0.11)	(0.37)	—	—	(0.37)
Year ended October 31, 2012	35.01	0.44		(0.17	)(g)	0.27	(0.09)	—	—	(0.09)
For the period 09/16/11* through 10/31/11	35.00	0.03	(a)	(0.02	)(g)	0.01	—	—	—	—

Flexshares® STOXX® Global Broad Infrastructure Index Fund
Six Months ended April 30, 2014 (Unaudited)	41.62	0.89	(a)	1.60		2.49	(0.28)	—	—	(0.28)
For the period 10/08/13* through 10/31/13	40.00	0.01	(a)	1.61		1.62	—	—	—	—

Flexshares® Global Quality Real Estate Index Fund
For the period 11/05/13* through 04/30/14 (Unaudited)	50.00	0.81	(a)	1.44		2.25	(0.34)	—	—	(0.34)

Flexshares® iBoxx 3-Year Target Duration TIPS Index Fund
Six Months ended April 30, 2014 (Unaudited)	24.97	0.01	(a)	0.06		0.07	—	—	—	—
Year ended October 31, 2013	25.43	0.03	(a)	(0.38)		(0.35)	(0.05)	(0.01)	(0.05)	(0.11)
Year ended October 31, 2012	25.14	0.15	(a)	0.39		0.54	(0.22)	(0.03)	—	(0.25)
For the period 09/19/11* through 10/31/11	25.00	0.06	(a)	0.08		0.14	—	—	—	—

Flexshares® iBoxx 5-Year Target Duration TIPS Index Fund
Six Months ended April 30, 2014 (Unaudited)	25.29	0.01	(a)	(0.10)		(0.09)	(0.01)	—	—	(0.01)
Year ended October 31, 2013	26.30	0.08	(a)	(0.91)		(0.83)	(0.08)	(0.10)	—	(0.18)
Year ended October 31, 2012	25.03	0.24	(a)	1.31		1.55	(0.27)	(0.01)	—	(0.28)
For the period 09/19/11* through 10/31/11	25.00	0.07	(a)	(0.04	)(g)	0.03	—	—	—	—

Flexshares® Ready Access Variable Income Fund
Six Months ended April 30, 2014 (Unaudited)	75.32	0.18	(a)	0.25		0.43	(0.18)	—	—	(0.18)
Year ended October 31, 2013	74.97	0.36	(a)	0.27		0.63	(0.28)	—	—	(0.28)
For the period 10/09/12* through 10/31/12	75.00	0.01	(a)	(0.04)		(0.03)	—	—	—	—

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See Accompanying Notes to the Financial Statements.

20	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net Investment Income before reimbursements	Net Investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$28.35	4.86%	5.15%	0.48%	0.47%	4.36%	4.36%	28%	$17,008
27.34	11.59	11.64	0.48	0.47	3.54	3.55	31	8,203

35.76	5.15	5.38	0.49	0.48	1.97	1.98	10	2,942,970
34.71	(0.33)	(0.61)	0.48	0.48	2.56	2.56	8	2,764,535
35.19	0.79	1.71	0.50	0.48	2.02	2.03	5	566,532
35.01	0.03	(0.57)	0.77	0.48	0.53	0.82	1	103,268

43.83	6.02	6.28	0.48	0.47	4.22	4.23	18	153,412
41.62	4.05	4.20	0.52	0.47	0.32	0.37	1	4,163

51.91	4.55	5.00	0.46	0.45	3.34	3.35	21	20,764

25.04	0.28	0.32	0.21	0.20	0.04	0.05	90	2,098,362
24.97	(1.41)	(1.45)	0.20	0.20	0.11	0.11	125	1,975,018
25.43	2.15	1.94	0.22	0.20	0.57	0.59	55	684,034
25.14	0.56	0.82	0.51	0.20	1.72	2.03	23	140,912

25.19	(0.35)	(0.19)	0.21	0.20	0.09	0.10	66	299,767
25.29	(3.17)	(3.32)	0.20	0.20	0.30	0.30	151	389,483
26.30	6.13	5.87	0.22	0.20	0.90	0.92	60	374,730
25.03	0.12	0.56	0.50	0.20	2.03	2.34	10	145,194

75.57	0.58	0.63	0.26	0.25	0.49	0.49	81	68,011
75.32	0.84	4.97	0.26	0.25	0.47	0.47	76	41,423
74.97	(0.04)	(3.96)	0.27	0.25	0.14	0.16	2	7,497

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	21

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

April 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.3%
Aerospace & Defense – 2.6%
AAR Corp.	10,240	$265,216
Aerovironment, Inc.*	1,920	64,839
Alliant Techsystems, Inc.	7,520	1,084,534
American Science & Engineering, Inc.	960	64,512
Astronics Corp.*	960	54,835
B/E Aerospace, Inc.*	1,600	140,432
The Boeing Co.	13,280	1,713,386
Cubic Corp.	4,160	197,309
Curtiss-Wright Corp.	11,680	746,819
DigitalGlobe, Inc.*	7,840	233,475
Ducommun, Inc.*	1,920	46,598
Engility Holdings, Inc.*	3,520	153,613
Esterline Technologies Corp.*	7,840	854,717
Exelis, Inc.	47,200	875,088
GenCorp, Inc.*	4,480	78,669
General Dynamics Corp.	5,120	560,384
HEICO Corp.	6,080	336,346
Hexcel Corp.*	8,960	373,542
Honeywell International, Inc.	15,040	1,397,216
Huntington Ingalls Industries, Inc.	7,200	741,600
The KEYW Holding Corp.*	2,560	32,896
Kratos Defense & Security Solutions, Inc.*	10,720	77,398
L-3 Communications Holdings, Inc.	1,600	184,592
LMI Aerospace, Inc.*	1,600	21,824
Lockheed Martin Corp.	4,640	761,610
Moog, Inc., Class A*	10,400	680,680
National Presto Industries, Inc.	960	69,370
Northrop Grumman Corp.	3,520	427,715
Orbital Sciences Corp.*	5,600	164,640
Precision Castparts Corp.	2,880	728,899
Raytheon Co.	5,440	519,411
Rockwell Collins, Inc.	2,560	198,784
Sparton Corp.*	160	4,346
Spirit AeroSystems Holdings, Inc., Class A*	18,880	566,966
Taser International, Inc.*	6,080	98,192
Teledyne Technologies, Inc.*	3,840	356,582
Textron, Inc.	4,480	183,232

	Shares	Value
Aerospace & Defense – (continued)
TransDigm Group, Inc.	800	$142,296
Triumph Group, Inc.	640	41,478
United Technologies Corp.	16,160	1,912,213
		17,156,254
Air Freight & Logistics – 0.5%
Air Transport Services Group, Inc.*	12,800	100,224
Atlas Air Worldwide Holdings, Inc.*	4,480	156,755
C.H. Robinson Worldwide, Inc.	4,640	273,296
Echo Global Logistics, Inc.*	1,760	34,426
Expeditors International of Washington, Inc.	4,640	191,354
FedEx Corp.	5,760	784,800
Forward Air Corp.	3,200	141,536
Hub Group, Inc., Class A*	3,360	150,024
Park-Ohio Holdings Corp.*	2,080	121,451
United Parcel Service, Inc., Class B	13,920	1,371,120
UTi Worldwide, Inc.	8,960	87,718
XPO Logistics, Inc.*	3,618	98,192
		3,510,896
Airlines – 0.5%
Alaska Air Group, Inc.	2,880	270,950
Allegiant Travel Co.	1,280	150,336
American Airlines Group, Inc.*	16,960	594,787
Delta Air Lines, Inc.	11,680	430,174
Hawaiian Holdings, Inc.*	12,160	175,712
JetBlue Airways Corp.*	53,120	419,914
Republic Airways Holdings, Inc.*	6,400	53,184
SkyWest, Inc.	10,080	116,928
Southwest Airlines Co.	12,640	305,509
Spirit Airlines, Inc.*	7,040	400,154
United Continental Holdings, Inc.*	4,960	202,715
		3,120,363
Auto Components – 0.9%
Allison Transmission Holdings, Inc.	960	28,646
American Axle & Manufacturing Holdings, Inc.*	15,840	279,576
Autoliv, Inc.	1,280	130,534
BorgWarner, Inc.	3,840	238,618

See Accompanying Notes to the Financial Statements.

22	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Cooper Tire & Rubber Co.	16,160	$406,424
Dana Holding Corp.	32,000	677,440
Delphi Automotive PLC	4,160	278,054
Dorman Products, Inc.*	2,560	147,328
Drew Industries, Inc.	1,760	88,563
Federal-Mogul Holdings Corp.*	5,760	99,187
Fox Factory Holding Corp.*	640	10,874
Gentex Corp.	4,800	137,616
Gentherm, Inc.*	3,360	122,136
The Goodyear Tire & Rubber Co.	4,640	116,928
Johnson Controls, Inc.	11,200	505,568
Lear Corp.	1,600	132,896
Modine Manufacturing Co.*	8,000	131,840
Motorcar Parts of America, Inc.*	2,240	61,466
Remy International, Inc.	2,080	55,162
Standard Motor Products, Inc.	4,160	158,038
Stoneridge, Inc.*	5,920	63,285
Superior Industries International, Inc.	5,600	118,384
Tenneco, Inc.*	14,400	862,128
Tower International, Inc.*	2,400	66,744
TRW Automotive Holdings Corp.*	1,440	115,704
Visteon Corp.*	8,960	777,818
		5,810,957
Automobiles – 0.4%
Ford Motor Co.	55,040	888,896
General Motors Co.	18,080	623,398
Harley-Davidson, Inc.	4,640	343,081
Tesla Motors, Inc.*	1,440	299,362
Thor Industries, Inc.	10,240	623,309
Winnebago Industries, Inc.*	3,040	72,656
		2,850,702
Banks – 6.0%
1st Source Corp.	3,040	89,650
Ameris Bancorp*	4,160	88,483
Arrow Financial Corp.	1,280	32,038
Associated Banc-Corp	39,840	699,192
BancFirst Corp.	1,440	83,822
Banco Latinoamericano de Comercio Exterior SA, Class E	6,400	164,608

	Shares	Value
Banks – (continued)
Bancorp, Inc./DE*	3,040	$48,093
BancorpSouth, Inc.	8,800	205,568
Bank of America Corp.	191,520	2,899,613
Bank of Hawaii Corp.	4,480	247,162
Bank of Marin Bancorp	800	36,328
Bank of the Ozarks, Inc.	3,200	191,680
BankUnited, Inc.	12,640	416,994
Banner Corp.	3,360	132,854
BB&T Corp.	11,840	441,987
BBCN Bancorp, Inc.	19,840	305,734
BOK Financial Corp.	160	10,467
Boston Private Financial Holdings, Inc.	7,840	98,078
Bryn Mawr Bank Corp.	3,200	87,296
C&F Financial Corp.	480	15,000
Camden National Corp.	1,920	73,286
Capital Bank Financial Corp., Class A*	3,840	91,584
Cardinal Financial Corp.	6,720	112,896
Cathay General Bancorp	7,520	177,472
Central Pacific Financial Corp.	3,360	63,067
Chemical Financial Corp.	6,880	193,122
CIT Group, Inc.	3,520	151,536
Citigroup, Inc.	47,200	2,261,352
City Holding Co.	3,360	144,446
City National Corp./CA	1,760	127,723
CoBiz Financial, Inc.	6,880	69,075
Columbia Banking Systems, Inc.	11,520	285,926
Comerica, Inc.	2,720	131,213
Commerce Bancshares, Inc./MO	960	41,741
Community Bank System, Inc.	8,960	333,222
Community Trust Bancorp, Inc.	3,200	117,984
Cullen/Frost Bankers, Inc.	800	61,128
Customers Bancorp, Inc.*	1,920	42,298
CVB Financial Corp.	22,720	328,531
Eagle Bancorp, Inc.*	2,080	69,451
East West Bancorp, Inc.	2,560	88,346
Enterprise Financial Services Corp.	800	14,296
Fidelity Southern Corp.	802	10,594
Fifth Third Bancorp	13,760	283,594
First BanCorp*	640	3,290
First Busey Corp.	14,080	77,440

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	23

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
First Citizens BancShares, Inc./NC, Class A	1,120	$251,877
First Commonwealth Financial Corp.	11,040	94,834
First Community Bancshares, Inc./VA	3,360	49,762
First Financial Bancorp	14,400	233,136
First Financial Bankshares, Inc.	2,720	160,616
First Financial Corp./IN	2,560	81,946
First Financial Holdings, Inc.	2,400	137,928
First Horizon National Corp.	53,920	619,541
First Interstate Bancsystem, Inc.	4,160	103,542
First Merchants Corp.	7,200	152,784
First Midwest Bancorp, Inc./IL	8,160	133,579
First Niagara Financial Group, Inc.	6,080	54,234
The First of Long Island Corp.	1,440	52,229
First Republic Bank/CA	1,440	73,094
FirstMerit Corp.	29,280	567,739
Flushing Financial Corp.	7,360	141,459
FNB Corp./PA	32,640	406,042
Fulton Financial Corp.	48,160	587,070
Glacier Bancorp, Inc.	6,720	172,435
Great Southern Bancorp, Inc.	1,760	50,459
Hancock Holding Co.	21,120	712,378
Hanmi Financial Corp.	3,360	71,467
Heartland Financial USA, Inc.	3,360	81,648
Home BancShares, Inc./AR	5,120	162,355
Hudson Valley Holding Corp.	1,440	26,438
Huntington Bancshares, Inc./OH	12,800	117,248
Iberiabank Corp.	7,360	462,944
Independent Bank Corp./MA	4,800	178,176
International Bancshares Corp.	14,560	334,298
Investors Bancorp, Inc.	4,480	119,750
JPMorgan Chase & Co.	59,040	3,305,059
KeyCorp	12,640	172,410
Lakeland Bancorp, Inc.	8,320	86,861
Lakeland Financial Corp.	3,520	128,832
M&T Bank Corp.	1,760	214,738
MB Financial, Inc.	11,520	309,197
National Bank Holdings Corp., Class A	2,560	49,050
National Penn Bancshares, Inc.	26,880	262,618

	Shares	Value
Banks – (continued)
NBT Bancorp, Inc.	10,880	$246,432
OFG Bancorp	8,480	144,669
Pacific Premier Bancorp, Inc.*	800	10,920
PacWest Bancorp	16,060	632,282
Park National Corp.	2,720	197,254
Pinnacle Financial Partners, Inc.	3,040	105,093
The PNC Financial Services Group, Inc.	7,680	645,427
Popular, Inc.*	22,720	702,048
PrivateBancorp, Inc.	7,040	194,093
Prosperity Bancshares, Inc.	8,800	519,200
Regions Financial Corp.	20,960	212,534
Renasant Corp.	4,640	126,301
Republic Bancorp, Inc./KY, Class A	1,920	46,099
S&T Bancorp, Inc.	6,080	141,421
Sandy Spring Bancorp, Inc.	5,600	134,680
Signature Bank/NY*	1,600	190,112
Simmons First National Corp., Class A	1,600	57,856
Southside Bancshares, Inc.	3,863	106,548
Southwest Bancorp, Inc./OK	1,600	26,720
State Bank Financial Corp.	3,520	58,362
Sterling Bancorp	12,640	151,174
Stock Yards Bancorp, Inc.	2,880	84,902
SunTrust Banks, Inc.	8,960	342,810
Susquehanna Bancshares, Inc.	41,120	426,003
SVB Financial Group*	1,920	204,845
Synovus Financial Corp.	102,720	329,731
Taylor Capital Group, Inc.*	3,840	81,754
TCF Financial Corp.	41,760	655,632
Texas Capital Bancshares, Inc.*	4,640	260,722
Tompkins Financial Corp.	2,720	128,221
Trico Bancshares	2,720	65,960
Trustmark Corp.	14,080	322,010
U.S. Bancorp/MN	30,080	1,226,662
UMB Financial Corp.	3,840	225,446
Umpqua Holdings Corp.	24,160	401,781
Union Bankshares Corp.	6,805	174,140
United Bankshares, Inc./WV	11,323	331,198
United Community Banks, Inc./GA*	4,800	77,520
Univest Corp of Pennsylvania	3,840	75,686

See Accompanying Notes to the Financial Statements.

24	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Valley National Bancorp	41,760	$418,435
ViewPoint Financial Group, Inc.	4,160	108,451
Washington Trust Bancorp, Inc.	3,040	103,968
Webster Financial Corp.	22,400	675,136
Wells Fargo & Co.	76,000	3,772,640
WesBanco, Inc.	6,240	188,698
Westamerica Bancorp.	2,880	146,362
Western Alliance Bancorp*	7,840	180,869
Wilshire Bancorp, Inc.	15,840	158,400
Wintrust Financial Corp.	9,120	408,758
Zions Bancorp.	2,560	74,035
		38,869,033
Beverages – 1.2%
Beam, Inc.	3,360	280,459
The Boston Beer Co., Inc., Class A*	800	196,832
Brown-Forman Corp., Class B	2,880	258,394
Coca-Cola Bottling Co. Consolidated	480	39,470
The Coca-Cola Co.	76,640	3,126,146
Coca-Cola Enterprises, Inc.	5,120	232,653
Constellation Brands, Inc., Class A*	2,560	204,390
Dr. Pepper Snapple Group, Inc.	3,360	186,211
Molson Coors Brewing Co., Class B	2,720	163,118
Monster Beverage Corp.*	2,560	171,418
PepsiCo, Inc.	30,880	2,652,283
		7,511,374
Biotechnology – 2.6%
ACADIA Pharmaceuticals, Inc.*	7,200	144,936
Achillion Pharmaceuticals, Inc.*	1,280	3,648
Acorda Therapeutics, Inc.*	2,880	102,096
Aegerion Pharmaceuticals, Inc.*	2,240	99,143
Agenus, Inc.*	5,440	15,395
Alexion Pharmaceuticals, Inc.*	4,000	632,800
Alkermes PLC*	1,920	88,819
Alnylam Pharmaceuticals, Inc.*	3,360	166,421
AMAG Pharmaceuticals, Inc.*	1,760	32,138
Ambit Biosciences Corp.*	480	3,101

	Shares	Value
Biotechnology – (continued)
Amgen, Inc.	15,200	$1,698,600
Amicus Therapeutics, Inc.*	9,760	21,667
Anacor Pharmaceuticals, Inc.*	4,160	68,515
Arena Pharmaceuticals, Inc.*	20,640	132,096
ARIAD Pharmaceuticals, Inc.*	20,640	150,053
Arqule, Inc.*	11,360	18,403
Array BioPharma, Inc.*	6,880	27,383
Arrowhead Research Corp.*	3,200	34,880
Athersys, Inc.*	4,480	6,563
AVEO Pharmaceuticals, Inc.*	30,560	37,589
BioCryst Pharmaceuticals, Inc.*	4,800	41,232
Biogen Idec, Inc.*	4,640	1,332,237
BioMarin Pharmaceutical, Inc.*	2,560	149,069
Catalyst Pharmaceutical Partners, Inc.*	3,040	6,323
Celgene Corp.*	7,840	1,152,558
Celldex Therapeutics, Inc.*	9,120	136,800
Celsion Corp.*	4,800	15,936
Cepheid, Inc.*	7,040	306,099
Chelsea Therapeutics International Ltd.*	4,160	20,301
ChemoCentryx, Inc.*	320	1,754
Chimerix, Inc.*	1,920	37,094
Coronado Biosciences, Inc.*	3,040	5,290
Cubist Pharmaceuticals, Inc.*	4,800	336,288
Curis, Inc.*	11,840	26,758
Cyclacel Pharmaceuticals, Inc.*	5,600	18,592
Cytori Therapeutics, Inc.*	12,160	27,482
Dendreon Corp.*	13,600	35,088
Discovery Laboratories, Inc.*	12,800	22,784
Durata Therapeutics, Inc.*	2,240	30,330
Dyax Corp.*	12,000	79,320
Dynavax Technologies Corp.*	28,480	46,422
Emergent Biosolutions, Inc.*	2,560	67,482
Enanta Pharmaceuticals, Inc.*	160	5,954
Exact Sciences Corp.*	8,000	96,000
Exelixis, Inc.*	15,040	53,242
Five Prime Therapeutics, Inc.*	320	4,470
Galena Biopharma, Inc.*	8,960	21,952
Genomic Health, Inc.*	2,400	62,976
Geron Corp.*	14,240	28,195
Gilead Sciences, Inc.*	30,080	2,360,979
GTx, Inc.*	6,240	9,610

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	25

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
Halozyme Therapeutics, Inc.*	10,080	$75,096
Idenix Pharmaceuticals, Inc.*	25,920	142,819
Idera Pharmaceuticals, Inc.*	6,080	17,267
ImmunoCellular Therapeutics Ltd.*	25,280	29,578
ImmunoGen, Inc.*	6,560	84,886
Immunomedics, Inc.*	5,280	22,229
Incyte Corp. Ltd.*	8,160	396,250
Infinity Pharmaceuticals, Inc.*	6,240	60,965
Inovio Pharmaceuticals, Inc.*	18,080	42,850
Insmed, Inc.*	2,880	40,147
Insys Therapeutics, Inc.*	236	9,690
InterMune, Inc.*	8,800	282,304
Ironwood Pharmaceuticals, Inc.*	12,320	135,766
Isis Pharmaceuticals, Inc.*	6,400	170,304
Keryx Biopharmaceuticals, Inc.*	8,320	122,886
KYTHERA Biopharmaceuticals, Inc.*	1,440	46,958
Lexicon Pharmaceuticals, Inc.*	14,720	22,669
Ligand Pharmaceuticals, Inc., Class B*	2,560	161,715
MannKind Corp.*	19,840	129,952
Medivation, Inc.*	1,440	86,702
Merrimack Pharmaceuticals, Inc.*	8,960	39,334
MiMedx Group, Inc.*	6,560	37,917
Momenta Pharmaceuticals, Inc.*	4,160	47,507
Myriad Genetics, Inc.*	19,680	830,693
Nanosphere, Inc.*	8,960	15,322
Navidea Biopharmaceuticals, Inc.*	11,360	18,971
NeoStem, Inc.*	2,720	16,102
Neuralstem, Inc.*	5,600	20,160
Neurocrine Biosciences, Inc.*	5,120	71,782
NewLink Genetics Corp.*	2,400	52,800
Novavax, Inc.*	17,440	76,387
NPS Pharmaceuticals, Inc.*	8,800	234,256
OncoGenex Pharmaceutical, Inc.*	160	621
OncoMed Pharmaceuticals, Inc.*	640	16,858
Oncothyreon, Inc.*	23,360	66,810
OPKO Health, Inc.*	12,479	103,204
Orexigen Therapeutics, Inc.*	5,440	30,573
Osiris Therapeutics, Inc.*	2,240	31,875
PDL BioPharma, Inc.	31,520	267,605

	Shares	Value
Biotechnology – (continued)
Peregrine Pharmaceuticals, Inc.*	26,400	$45,936
Pharmacyclics, Inc.*	1,440	136,195
Portola Pharmaceuticals, Inc.*	640	15,014
Progenics Pharmaceuticals, Inc.*	3,200	11,296
Protalix BioTherapeutics, Inc.*	5,440	22,032
Puma Biotechnology, Inc.*	4,960	374,678
Raptor Pharmaceutical Corp.*	4,800	39,696
Regeneron Pharmaceuticals, Inc.*	1,280	380,019
Regulus Therapeutics, Inc.*	1,440	10,267
Repligen Corp.*	2,080	32,968
Rigel Pharmaceuticals, Inc.*	21,280	68,096
Rosetta Genomics Ltd.*	2,600	9,802
Sangamo BioSciences, Inc.*	6,240	86,362
Sarepta Therapeutics, Inc.*	3,200	118,816
Seattle Genetics, Inc.*	3,360	129,293
SIGA Technologies, Inc.*	2,400	6,888
Spectrum Pharmaceuticals, Inc.*	16,000	109,920
StemCells, Inc.*	16,960	21,200
Sunesis Pharmaceuticals, Inc.*	3,840	19,699
Synageva BioPharma Corp.*	1,920	165,830
Synergy Pharmaceuticals, Inc.*	3,360	15,086
Synta Pharmaceuticals Corp.*	9,760	41,090
Theravance, Inc.*	1,760	47,379
Threshold Pharmaceuticals, Inc.*	15,360	62,976
TrovaGene, Inc.*	3,520	19,818
United Therapeutics Corp.*	2,720	272,027
Vanda Pharmaceuticals, Inc.*	4,000	55,720
Venaxis, Inc.*	5,120	10,701
Vertex Pharmaceuticals, Inc.*	3,840	259,968
Vical, Inc.*	18,880	21,334
XOMA Corp.*	9,600	42,624
Zalicus, Inc.*	8,320	8,902
ZIOPHARM Oncology, Inc.*	10,400	37,440
		16,781,745
Building Products – 0.4%
A.O. Smith Corp.	5,280	246,893
AAON, Inc.	2,880	81,648
American Woodmark Corp.*	1,600	48,016
Apogee Enterprises, Inc.	2,880	91,498
Armstrong World Industries, Inc.*	3,840	201,831
Builders FirstSource, Inc.*	4,000	31,400

See Accompanying Notes to the Financial Statements.

26	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Building Products – (continued)
Fortune Brands Home & Security, Inc.	2,880	$114,768
Gibraltar Industries, Inc.*	1,760	30,061
Griffon Corp.	6,240	66,394
Insteel Industries, Inc.	1,600	32,928
Lennox International, Inc.	4,640	388,971
Masco Corp.	6,720	135,005
NCI Building Systems, Inc.*	960	15,014
Nortek, Inc.*	1,120	92,019
Owens Corning	1,600	65,360
Patrick Industries, Inc.*	1,920	76,934
PGT, Inc.*	160	1,592
Ply Gem Holdings, Inc.*	3,680	46,920
Quanex Building Products Corp.	3,360	63,302
Simpson Manufacturing Co., Inc.	4,000	131,160
Trex Co., Inc.*	1,440	113,069
Universal Forest Products, Inc.	1,760	88,862
USG Corp.*	8,480	253,213
		2,416,858
Capital Markets – 1.8%
Affiliated Managers Group, Inc.*	960	190,272
Ameriprise Financial, Inc.	3,520	392,938
Arlington Asset Investment Corp., Class A	3,360	88,872
Artisan Partners Asset Management, Inc.	800	46,456
The Bank of New York Mellon Corp.	23,360	791,203
BGC Partners, Inc., Class A	38,560	276,475
BlackRock, Inc.	2,400	722,400
Calamos Asset Management, Inc., Class A	4,640	56,515
The Charles Schwab Corp.	23,520	624,456
Cohen & Steers, Inc.	1,760	71,298
Cowen Group, Inc., Class A*	20,000	82,200
Diamond Hill Investment Group, Inc.	320	37,991
E*TRADE Financial Corp.*	24,800	556,760
Eaton Vance Corp.	1,920	69,254
Evercore Partners, Inc., Class A	3,040	162,427
FBR & Co.*	480	12,384

	Shares	Value
Capital Markets – (continued)
Federated Investors, Inc., Class B	14,720	$420,109
Financial Engines, Inc.	4,800	212,400
Franklin Resources, Inc.	8,000	418,800
FXCM, Inc., Class A	8,000	123,840
GAMCO Investors, Inc., Class A	480	36,446
GFI Group, Inc.	12,000	44,640
The Goldman Sachs Group, Inc.	6,720	1,073,990
Greenhill & Co., Inc.	2,720	136,408
HFF, Inc., Class A	2,880	97,920
ICG Group, Inc.*	3,680	74,998
INTL. FCStone, Inc.*	1,760	33,299
Invesco Ltd.	7,840	276,047
Investment Technology Group, Inc.*	6,880	142,003
Janus Capital Group, Inc.	35,840	434,739
KCG Holdings, Inc., Class A*	23,040	229,248
Legg Mason, Inc.	2,240	105,034
LPL Financial Holdings, Inc.	1,440	68,184
Manning & Napier, Inc.	3,040	50,525
Morgan Stanley	21,120	653,242
Northern Trust Corp.‡	4,480	269,920
PennantPark Floating Rate Capital Ltd.	320	4,448
Piper Jaffray Cos.*	3,680	161,405
Raymond James Financial, Inc.	1,920	95,424
Safeguard Scientifics, Inc.*	2,720	57,147
SEI Investments Co.	2,880	93,254
State Street Corp.	8,160	526,810
Stifel Financial Corp.*	14,720	688,455
T Rowe Price Group, Inc.	4,800	394,224
TD Ameritrade Holding Corp.	4,320	137,808
Virtus Investment Partners, Inc.*	640	118,394
Waddell & Reed Financial, Inc., Class A	1,440	97,128
Walter Investment Management Corp.*	8,160	216,893
WisdomTree Investments, Inc.*	10,400	117,416
		11,792,499
Chemicals – 2.6%
A Schulman, Inc.	7,520	270,118
Advanced Emissions Solutions, Inc.*	1,600	36,688

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	27

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Air Products & Chemicals, Inc.	3,840	$451,277
Airgas, Inc.	1,280	136,013
Albemarle Corp.	2,240	150,170
American Vanguard Corp.	800	14,248
Ashland, Inc.	1,120	108,192
Axiall Corp.	17,600	820,160
Balchem Corp.	2,880	178,416
Cabot Corp.	15,040	869,312
Calgon Carbon Corp.*	5,280	105,758
Celanese Corp.	1,920	117,946
CF Industries Holdings, Inc.	960	235,363
Chemtura Corp.*	24,320	542,336
Cytec Industries, Inc.	3,680	350,778
The Dow Chemical Co.	19,680	982,032
E.I. du Pont de Nemours & Co.	17,440	1,174,061
Eastman Chemical Co.	2,560	223,155
Ecolab, Inc.	5,440	569,242
Ferro Corp.*	12,640	164,067
Flotek Industries, Inc.*	4,160	116,522
FMC Corp.	2,400	184,800
FutureFuel Corp.	3,360	67,435
Hawkins, Inc.	320	11,584
HB Fuller Co.	4,480	207,558
Huntsman Corp.	3,040	76,152
Innophos Holdings, Inc.	5,920	334,125
Innospec, Inc.	3,200	137,792
International Flavors & Fragrances, Inc.	1,120	110,342
Intrepid Potash, Inc.*	4,640	75,632
Koppers Holdings, Inc.	4,160	177,632
Kraton Performance Polymers, Inc.*	8,320	216,736
Kronos Worldwide, Inc.	3,520	55,088
Landec Corp.*	6,400	75,904
LSB Industries, Inc.*	4,800	183,312
LyondellBasell Industries N.V., Class A	6,720	621,600
Minerals Technologies, Inc.	3,200	190,368
Monsanto Co.	10,240	1,133,568
The Mosaic Co.	5,280	264,211
NewMarket Corp.	160	59,571
Olin Corp.	19,200	539,520

	Shares	Value
Chemicals – (continued)
OM Group, Inc.	4,160	$121,846
Omnova Solutions, Inc.*	10,080	91,930
PolyOne Corp.	10,720	401,678
PPG Industries, Inc.	2,720	526,646
Praxair, Inc.	5,760	751,968
Quaker Chemical Corp.	2,240	166,723
Rockwood Holdings, Inc.	1,440	102,312
RPM International, Inc.	2,080	88,733
The Scotts Miracle-Gro Co., Class A	4,000	244,840
Sensient Technologies Corp.	11,360	614,008
The Sherwin-Williams Co.	1,440	287,770
Sigma-Aldrich Corp.	1,920	184,723
Stepan Co.	4,640	268,331
Taminco Corp.*	480	9,643
Tredegar Corp.	3,200	66,592
Tronox Ltd., Class A	3,840	94,080
Valhi, Inc.	1,120	8,490
The Valspar Corp.	1,280	93,491
W.R. Grace & Co.*	1,280	117,888
Westlake Chemical Corp.	960	68,352
Zep, Inc.	2,240	38,730
		16,687,558
Commercial Services & Supplies – 1.3%
ABM Industries, Inc.	11,680	316,411
ACCO Brands Corp.*	23,520	144,178
Acorn Energy, Inc.*	4,480	10,394
The ADT Corp.	5,280	159,667
ARC Document Solutions, Inc.*	5,600	35,840
The Brink’s Co.	12,320	313,421
Casella Waste Systems, Inc., Class A*	2,400	12,240
Ceco Environmental Corp.	1,280	20,339
Cenveo, Inc.*	14,240	44,002
Cintas Corp.	2,240	132,003
Clean Harbors, Inc.*	640	38,400
Copart, Inc.*	1,920	69,639
Covanta Holding Corp.	11,200	206,640
Deluxe Corp.	12,640	694,568
EnerNOC, Inc.*	6,720	158,592
Ennis, Inc.	4,640	69,415
G&K Services, Inc., Class A	1,920	101,645

See Accompanying Notes to the Financial Statements.

28	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
Healthcare Services Group, Inc.	6,880	$200,208
Heritage-Crystal Clean, Inc.*	800	12,800
Herman Miller, Inc.	7,520	231,842
HNI Corp.	4,800	169,104
InnerWorkings, Inc.*	5,280	38,016
Interface, Inc.	5,760	103,622
Intersections, Inc.	4,160	23,379
Iron Mountain, Inc.	4,160	118,310
KAR Auction Services, Inc.	5,920	176,298
Kimball International, Inc., Class B	8,640	144,806
Knoll, Inc.	4,800	87,312
McGrath RentCorp	2,400	75,792
Mobile Mini, Inc.	3,680	162,582
MSA Safety, Inc.	2,880	151,920
Multi-Color Corp.	2,880	100,368
Performant Financial Corp.*	7,840	68,286
Pitney Bowes, Inc.	17,280	463,104
Quad/Graphics, Inc.	6,400	138,560
R.R. Donnelley & Sons Co.	47,103	829,013
Republic Services, Inc.	3,040	106,674
Rollins, Inc.	1,440	43,315
SP Plus Corp.*	1,440	35,165
Steelcase, Inc., Class A	15,200	250,496
Stericycle, Inc.*	1,280	149,043
Team, Inc.*	1,600	68,624
Tetra Tech, Inc.*	17,120	490,830
Tyco International Ltd.	9,120	373,008
UniFirst Corp.	1,760	169,382
United Stationers, Inc.	9,760	366,293
US Ecology, Inc.	1,760	78,584
Viad Corp.	4,640	106,952
Waste Connections, Inc.	1,920	85,747
Waste Management, Inc.	7,520	334,264
West Corp.	3,360	81,816
		8,562,909
Communications Equipment – 1.7%
ADTRAN, Inc.	4,640	104,075
Alliance Fiber Optic Products, Inc.	1,280	24,602
ARRIS Group, Inc.*	12,160	317,254
Aruba Networks, Inc.*	8,800	173,976
Aviat Networks, Inc.*	23,840	35,998

	Shares	Value
Communications Equipment – (continued)
Black Box Corp.	3,520	$74,835
Brocade Communications Systems, Inc.*	44,480	414,109
CalAmp Corp.*	2,400	42,600
Calix, Inc.*	10,880	95,853
Ciena Corp.*	26,720	528,254
Cisco Systems, Inc.	82,080	1,896,869
Clearfield, Inc.*	480	7,565
Comtech Telecommunications Corp.	2,080	66,040
Digi International, Inc.*	2,560	22,682
EchoStar Corp., Class A*	2,720	122,291
Emcore Corp.*	5,120	24,730
Emulex Corp.*	8,320	59,488
Extreme Networks, Inc.*	20,640	118,061
F5 Networks, Inc.*	960	100,963
Finisar Corp.*	9,920	259,408
Harmonic, Inc.*	17,280	121,478
Harris Corp.	1,920	141,158
Infinera Corp.*	11,520	103,219
InterDigital, Inc.	3,840	133,325
Ixia*	8,320	103,334
JDS Uniphase Corp.*	22,400	283,808
Juniper Networks, Inc.*	8,480	209,371
Meru Networks, Inc.*	1,920	7,027
Motorola Solutions, Inc.	4,960	315,357
NETGEAR, Inc.*	8,480	273,904
Novatel Wireless, Inc.*	4,960	8,978
Oclaro, Inc.*	27,040	91,936
Oplink Communications, Inc.*	1,600	27,424
Palo Alto Networks, Inc.*	5,120	325,530
Parkervision, Inc.*	9,600	43,776
Plantronics, Inc.	4,000	174,280
Polycom, Inc.*	16,320	200,736
Procera Networks, Inc.*	4,160	38,522
QUALCOMM, Inc.	33,920	2,669,843
Riverbed Technology, Inc.*	42,400	824,680
Ruckus Wireless, Inc.*	2,560	26,752
ShoreTel, Inc.*	13,600	102,680
Sonus Networks, Inc.*	25,920	84,758
Tessco Technologies, Inc.	1,120	36,837
Ubiquiti Networks, Inc.*	1,440	55,771
ViaSat, Inc.*	4,160	267,114
		11,161,251

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	29

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – 0.7%
AECOM Technology Corp.*	21,280	$689,898
Aegion Corp.*	10,720	273,253
Ameresco, Inc., Class A*	2,880	18,461
Argan, Inc.	2,400	64,248
Comfort Systems USA, Inc.	3,520	52,800
Dycom Industries, Inc.*	2,880	90,432
EMCOR Group, Inc.	16,960	779,991
Fluor Corp.	3,360	254,352
Foster Wheeler AG*	10,400	356,512
Furmanite Corp.*	3,360	35,213
Granite Construction, Inc.	4,160	155,501
Great Lakes Dredge & Dock Corp.*	15,840	136,699
Jacobs Engineering Group, Inc.*	2,240	129,248
KBR, Inc.	1,120	28,414
Layne Christensen Co.*	7,200	125,424
MasTec, Inc.*	15,680	620,614
MYR Group, Inc.*	5,440	127,622
Northwest Pipe Co.*	1,600	57,232
Orion Marine Group, Inc.*	3,680	43,166
Pike Corp.*	7,040	67,584
Primoris Services Corp.	4,640	129,827
Quanta Services, Inc.*	4,800	169,344
Tutor Perini Corp.*	8,640	255,744
URS Corp.	960	45,235
		4,706,814
Construction Materials – 0.1%
Eagle Materials, Inc.	2,240	186,659
Headwaters, Inc.*	7,040	87,859
Martin Marietta Materials, Inc.	640	79,571
Texas Industries, Inc.*	2,240	194,208
US Concrete, Inc.*	800	19,696
Vulcan Materials Co.	2,880	185,847
		753,840
Consumer Finance – 0.8%
American Express Co.	17,600	1,538,768
Capital One Financial Corp.	8,960	662,144
Cash America International, Inc.	7,200	313,560
Consumer Portfolio Services, Inc.*	1,920	13,401
Credit Acceptance Corp.*	2,400	315,648

	Shares	Value
Consumer Finance – (continued)
DFC Global Corp.*	11,680	$108,858
Discover Financial Services	8,160	456,144
Encore Capital Group, Inc.*	4,960	214,371
Ezcorp, Inc., Class A*	15,840	165,211
First Cash Financial Services, Inc.*	2,880	140,458
The First Marblehead Corp.*	2,560	13,466
Green Dot Corp., Class A*	4,000	69,480
Nelnet, Inc., Class A	4,000	169,040
Portfolio Recovery Associates, Inc.*	5,600	320,040
Regional Management Corp.*	1,600	24,544
SLM Corp.	7,040	181,280
World Acceptance Corp.*	2,720	197,472
		4,903,885
Containers & Packaging – 0.5%
AEP Industries, Inc.*	1,280	45,594
AptarGroup, Inc.	1,120	75,511
Avery Dennison Corp.	1,600	77,856
Ball Corp.	2,080	116,875
Bemis Co., Inc.	1,120	45,069
Berry Plastics Group, Inc.*	19,040	428,210
Crown Holdings, Inc.*	1,920	90,566
Graphic Packaging Holding Co.*	52,480	538,445
Greif, Inc., Class A	6,080	329,475
MeadWestvaco Corp.	3,520	137,526
Myers Industries, Inc.	7,520	140,624
Owens-Illinois, Inc.*	2,400	76,272
Packaging Corp. of America	1,600	106,608
Rock-Tenn Co., Class A	800	76,488
Sealed Air Corp.	3,520	120,771
Silgan Holdings, Inc.	10,560	525,360
Sonoco Products Co.	1,600	67,328
		2,998,578
Distributors – 0.1%
Core-Mark Holding Co., Inc.	2,560	206,183
Genuine Parts Co.	2,560	223,027
LKQ Corp.*	5,600	163,072
Pool Corp.	4,800	283,296
VOXX International Corp.*	5,280	62,040
		937,618

See Accompanying Notes to the Financial Statements.

30	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Consumer Services – 0.7%
American Public Education, Inc.*	1,760	$60,896
Apollo Education Group, Inc., Class A*	25,760	743,433
Ascent Capital Group, Inc., Class A*	1,600	110,032
Bridgepoint Education, Inc.*	1,853	29,370
Bright Horizons Family Solutions, Inc.*	960	39,149
Capella Education Co.	2,080	121,389
Career Education Corp.*	10,720	77,398
Carriage Services, Inc.	1,920	30,893
Corinthian Colleges, Inc.*	32,320	37,168
DeVry Education Group, Inc.	13,440	605,203
Education Management Corp.*	6,400	25,408
Graham Holdings Co., Class B	480	322,190
Grand Canyon Education, Inc.*	4,800	206,976
H&R Block, Inc.	5,280	150,057
Hillenbrand, Inc.	12,000	364,800
ITT Educational Services, Inc.*	4,160	112,320
K12, Inc.*	7,520	178,074
LifeLock, Inc.*	6,720	105,504
Matthews International Corp., Class A	6,400	258,240
Regis Corp.	9,120	119,837
Service Corp. International	8,640	162,173
Sotheby’s	6,560	275,914
Steiner Leisure Ltd.*	3,680	158,865
Strayer Education, Inc.*	3,520	150,058
Universal Technical Institute, Inc.	1,280	15,373
Weight Watchers International, Inc.	4,800	95,040
		4,555,760
Diversified Financial Services – 1.2%
Berkshire Hathaway, Inc., Class B*	35,520	4,576,752
CBOE Holdings, Inc.	4,960	264,665
CME Group, Inc.	6,240	439,234
Gain Capital Holdings, Inc.	3,840	38,784
Interactive Brokers Group, Inc., Class A	10,880	260,032
IntercontinentalExchange Group, Inc.	2,240	458,044

	Shares	Value
Diversified Financial Services – (continued)
Leucadia National Corp.	4,000	$102,085
MarketAxess Holdings, Inc.	4,000	215,520
Marlin Business Services Corp.	800	13,736
McGraw Hill Financial, Inc.	4,800	354,864
Moody’s Corp.	4,000	314,000
MSCI, Inc.*	2,080	84,323
The NASDAQ OMX Group, Inc.	1,600	59,040
PHH Corp.*	13,280	315,666
PICO Holdings, Inc.*	2,080	48,360
Voya Financial, Inc.	640	22,650
		7,567,755
Diversified Telecommunication Services – 1.4%
8x8, Inc.*	8,480	82,256
Alaska Communications Systems Group, Inc.*	7,200	13,608
AT&T, Inc.	82,400	2,941,680
Atlantic Tele-Network, Inc.	2,240	132,541
Cbeyond, Inc.*	6,560	64,878
CenturyLink, Inc.	8,480	296,037
Cincinnati Bell, Inc.*	53,600	179,560
Cogent Communications Group, Inc.	4,640	159,941
Consolidated Communications Holdings, Inc.	3,200	63,744
Frontier Communications Corp.	20,000	119,000
General Communication, Inc., Class A*	4,000	41,760
Hawaiian Telcom Holdco, Inc.*	1,120	29,814
IDT Corp., Class B	3,040	48,154
inContact, Inc.*	4,480	36,960
Inteliquent, Inc.	1,760	24,006
Intelsat S.A.*	5,280	95,991
Iridium Communications, Inc.*	17,440	116,325
Level 3 Communications, Inc.*	3,040	130,811
Lumos Networks Corp.	3,200	42,272
ORBCOMM, Inc.*	3,520	22,070
Premiere Global Services, Inc.*	9,920	126,182
Towerstream Corp.*	2,240	4,144
tw telecom inc*	2,560	78,566
Verizon Communications, Inc.	83,520	3,902,890
Vonage Holdings Corp.*	28,640	109,978
Windstream Holdings, Inc.	9,600	87,072
		8,950,240

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	31

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – 1.6%
ALLETE, Inc.	4,800	$248,448
American Electric Power Co., Inc.	8,640	464,918
Cleco Corp.	5,920	311,096
Duke Energy Corp.	14,720	1,096,493
Edison International	4,320	244,339
El Paso Electric Co.	10,560	399,379
The Empire District Electric Co.	7,840	190,669
Entergy Corp.	3,520	255,200
Exelon Corp.	14,880	521,246
FirstEnergy Corp.	8,640	291,600
Great Plains Energy, Inc.	2,080	55,806
Hawaiian Electric Industries, Inc.	11,040	264,850
IDACORP, Inc.	10,720	601,821
ITC Holdings Corp.	2,400	88,728
MGE Energy, Inc.	4,320	165,110
NextEra Energy, Inc.	8,640	862,704
Northeast Utilities	6,720	317,587
NRG Yield, Inc., Class A	1,120	47,981
OGE Energy Corp.	2,720	101,538
Otter Tail Corp.	4,000	117,200
Pepco Holdings, Inc.	6,560	175,546
Pinnacle West Capital Corp.	2,560	143,232
PNM Resources, Inc.	18,720	518,170
Portland General Electric Co.	17,440	583,717
PPL Corp.	12,000	400,080
The Southern Co.	20,160	923,933
UIL Holdings Corp.	6,240	229,195
Unitil Corp.	2,560	84,992
UNS Energy Corp.	10,560	634,234
Westar Energy, Inc.	1,440	51,667
Xcel Energy, Inc.	7,360	234,563
		10,626,042
Electrical Equipment – 0.9%
Acuity Brands, Inc.	2,240	279,037
American Superconductor Corp.*	480	614
AMETEK, Inc.	4,480	236,186
AZZ, Inc.	2,560	111,155
The Babcock & Wilcox Co.	2,240	77,930
Brady Corp., Class A	12,640	325,986
Broadwind Energy, Inc.*	2,080	28,059
Capstone Turbine Corp.*	25,760	53,066

	Shares	Value
Electrical Equipment – (continued)
Eaton Corp. PLC	7,360	$534,630
Emerson Electric Co.	14,240	970,883
Encore Wire Corp.	1,920	93,562
EnerSys, Inc.	11,200	756,896
Enphase Energy, Inc.*	1,600	12,080
Franklin Electric Co., Inc.	3,840	148,493
FuelCell Energy, Inc.*	16,960	38,499
Generac Holdings, Inc.	7,360	433,357
General Cable Corp.	12,800	327,936
Global Power Equipment Group, Inc.	640	11,219
GrafTech International Ltd.*	12,640	141,694
Hubbell, Inc., Class B	800	94,176
II-VI, Inc.*	2,560	36,864
Plug Power, Inc.*	9,600	44,640
Polypore International, Inc.*	3,520	122,074
Powell Industries, Inc.	960	60,787
Power Solutions International, Inc.*	160	13,240
PowerSecure International, Inc.*	960	21,341
Real Goods Solar, Inc., Class A*	5,280	15,470
Regal-Beloit Corp.	480	35,870
Revolution Lighting Technologies, Inc.*	3,040	8,846
Rockwell Automation, Inc.	2,560	305,101
Roper Industries, Inc.	1,920	266,784
Sensata Technologies Holding N.V.*	2,240	95,133
SolarCity Corp.*	1,440	76,680
Thermon Group Holdings, Inc.*	3,200	76,224
		5,854,512
Electronic Equipment, Instruments & Components – 1.7%
Amphenol Corp., Class A	3,040	289,864
Anixter International, Inc.	5,920	580,042
Arrow Electronics, Inc.*	1,760	99,880
Audience, Inc.*	800	9,200
Avnet, Inc.	3,040	131,115
AVX Corp.	10,880	145,248
Badger Meter, Inc.	1,760	87,208
Belden, Inc.	4,800	354,288
Benchmark Electronics, Inc.*	12,000	278,160
Checkpoint Systems, Inc.*	10,400	132,808
Cognex Corp.*	8,320	286,458

See Accompanying Notes to the Financial Statements.

32	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Coherent, Inc.*	2,560	$152,858
Control4 Corp.*	800	14,128
Corning, Inc.	23,520	491,803
CTS Corp.	7,520	133,781
Daktronics, Inc.	3,680	47,914
Dolby Laboratories, Inc., Class A*	960	38,256
DTS, Inc.*	1,120	20,843
Electro Rent Corp.	4,320	69,768
Electro Scientific Industries, Inc.	480	4,070
Fabrinet*	6,560	141,696
FARO Technologies, Inc.*	1,600	63,840
FEI Co.	3,520	279,910
Flextronics International Ltd.*	6,560	58,975
FLIR Systems, Inc.	3,520	119,821
GSI Group, Inc.*	2,720	33,021
Ingram Micro, Inc., Class A*	36,640	987,814
Insight Enterprises, Inc.*	10,080	263,290
InvenSense, Inc.*	7,520	161,906
IPG Photonics Corp.*	800	51,704
Itron, Inc.*	11,200	425,600
Jabil Circuit, Inc.	160	2,762
Kemet Corp.*	7,840	39,278
Littelfuse, Inc.	2,080	188,344
Maxwell Technologies, Inc.*	2,080	31,325
Measurement Specialties, Inc.*	1,440	92,664
Mercury Systems, Inc.*	2,720	37,971
Mesa Laboratories, Inc.	160	13,712
Methode Electronics, Inc.	3,680	102,083
MTS Systems Corp.	1,600	103,152
Multi-Fineline Electronix, Inc.*	4,320	53,482
Nam Tai Property, Inc.	10,720	74,075
National Instruments Corp.	1,600	43,696
Neonode, Inc.*	2,400	12,840
Newport Corp.*	4,000	74,720
OSI Systems, Inc.*	1,440	80,366
Parametric Sound Corp.*	480	4,421
Park Electrochemical Corp.	2,720	72,515
PC Connection, Inc.	3,840	76,838
Plexus Corp.*	8,000	335,360
RealD, Inc.*	4,480	49,101

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
Rofin-Sinar Technologies, Inc.*	7,360	$163,392
Rogers Corp.*	1,920	115,238
Sanmina Corp.*	18,880	382,320
ScanSource, Inc.*	7,040	270,406
Speed Commerce, Inc.*	800	2,640
SYNNEX Corp.*	6,240	420,451
TE Connectivity Ltd.	6,400	377,472
Tech Data Corp.*	8,640	539,914
Trimble Navigation Ltd.*	5,440	209,059
TTM Technologies, Inc.*	9,920	78,269
Universal Display Corp.*	4,000	104,200
Vishay Intertechnology, Inc.	35,520	505,094
Zebra Technologies Corp., Class A*	5,120	355,533
		10,967,962
Energy Equipment & Services – 2.2%
Atwood Oceanics, Inc.*	480	23,789
Baker Hughes, Inc.	7,840	548,016
Basic Energy Services, Inc.*	7,200	190,224
Bristow Group, Inc.	3,200	245,760
C&J Energy Services, Inc.*	11,040	331,862
Cal Dive International, Inc.*	6,880	10,182
Cameron International Corp.*	3,680	239,053
CARBO Ceramics, Inc.	1,920	268,627
Core Laboratories N.V.	960	180,173
Dawson Geophysical Co.	1,600	45,216
Dresser-Rand Group, Inc.*	1,120	67,693
Dril-Quip, Inc.*	640	72,397
Ensco PLC, Class A	5,120	258,304
Era Group, Inc.*	1,600	45,680
Exterran Holdings, Inc.	7,040	302,861
FMC Technologies, Inc.*	3,680	208,656
Forum Energy Technologies, Inc.*	14,080	420,429
Frank’s International N.V.	480	13,167
Geospace Technologies Corp.*	1,600	93,008
Gulf Island Fabrication, Inc.	800	16,048
Gulfmark Offshore, Inc., Class A	1,920	86,419
Halliburton Co.	15,520	978,846
Helix Energy Solutions Group, Inc.*	12,480	300,019
Helmerich & Payne, Inc.	1,760	191,224

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	33

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Hercules Offshore, Inc.*	10,240	$45,773
Hornbeck Offshore Services, Inc.*	8,320	344,698
ION Geophysical Corp.*	40,000	176,000
Key Energy Services, Inc.*	18,400	184,736
Matrix Service Co.*	4,960	153,611
McDermott International, Inc.*	53,600	387,528
Mitcham Industries, Inc.*	2,560	35,328
Nabors Industries Ltd.	3,040	77,581
National Oilwell Varco, Inc.	7,680	603,110
Natural Gas Services Group, Inc.*	1,280	39,283
Newpark Resources, Inc.*	18,400	221,536
Noble Corp. PLC	2,720	83,803
Nuverra Environmental Solutions, Inc.*	4,640	78,926
Oceaneering International, Inc.	1,600	117,248
Oil States International, Inc.*	800	77,712
Pacific Drilling S.A.*	8,320	82,451
Parker Drilling Co.*	27,360	181,397
Patterson-UTI Energy, Inc.	16,480	536,094
PHI, Inc.*	3,200	143,360
Pioneer Energy Services Corp.*	18,080	270,658
RigNet, Inc.*	800	37,408
Rowan Cos., PLC, Class A*	1,280	39,578
RPC, Inc.	13,600	302,328
Schlumberger Ltd.	25,280	2,567,184
SEACOR Holdings, Inc.*	1,600	133,424
Superior Energy Services, Inc.	2,720	89,542
Tesco Corp.*	6,720	134,400
TETRA Technologies, Inc.*	15,680	196,000
Tidewater, Inc.	12,800	651,904
Unit Corp.*	10,400	685,880
Vantage Drilling Co.*	55,840	93,253
Willbros Group, Inc.*	6,080	67,549
		13,976,936
Food & Staples Retailing – 1.6%
The Andersons, Inc.	6,472	403,141
Casey’s General Stores, Inc.	3,520	241,683
The Chefs’ Warehouse, Inc*	1,280	25,715
Costco Wholesale Corp.	7,840	906,931
CVS Caremark Corp.	23,200	1,687,104
The Fresh Market, Inc.*	3,680	136,528

	Shares	Value
Food & Staples Retailing – (continued)
Ingles Markets, Inc., Class A	1,920	$44,141
The Kroger Co.	12,800	589,312
Natural Grocers by Vitamin Cottage, Inc.*	800	28,480
The Pantry, Inc.*	4,800	72,192
PriceSmart, Inc.	1,600	153,664
Rite Aid Corp.*	73,280	534,944
Roundy’s, Inc.	5,440	36,829
Safeway, Inc.	3,520	119,891
Spartan Stores, Inc.	9,280	199,891
Sprouts Farmers Market, Inc.*	800	25,576
SUPERVALU, Inc.*	41,600	290,784
Susser Holdings Corp.*	1,600	123,808
Sysco Corp.	11,680	425,502
United Natural Foods, Inc.*	5,280	364,478
Village Super Market, Inc., Class A	640	15,482
Walgreen Co.	16,960	1,151,584
Wal-Mart Stores, Inc.	32,960	2,627,242
Weis Markets, Inc.	2,400	110,616
Whole Foods Market, Inc.	6,720	333,984
		10,649,502
Food Products – 1.5%
Amira Nature Foods Ltd.*	2,080	32,365
Annie’s, Inc.*	1,280	41,613
Archer-Daniels-Midland Co.	10,240	447,795
B&G Foods, Inc.	4,640	152,192
Boulder Brands, Inc.*	5,440	80,295
Bunge Ltd.	2,080	165,672
Calavo Growers, Inc.	1,440	44,770
Cal-Maine Foods, Inc.	3,680	219,438
Campbell Soup Co.	3,520	160,125
Chiquita Brands International, Inc.*	9,280	106,534
ConAgra Foods, Inc.	5,280	161,093
Darling International, Inc.*	14,720	294,547
Dean Foods Co.	24,800	392,832
Diamond Foods, Inc.*	3,040	92,933
Flowers Foods, Inc.	2,400	49,248
Fresh Del Monte Produce, Inc.	8,480	244,987
General Mills, Inc.	11,040	585,341
The Hain Celestial Group, Inc.*	4,000	344,080
The Hershey Co.	2,560	246,374
Hillshire Brands Co.	1,600	57,040

See Accompanying Notes to the Financial Statements.

34	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Hormel Foods Corp.	2,560	$122,086
Ingredion, Inc.	800	56,360
J&J Snack Foods Corp.	1,440	134,784
The JM Smucker Co.	1,600	154,688
John B Sanfilippo & Son, Inc.	960	22,128
Kellogg Co.	5,760	384,941
Keurig Green Mountain, Inc.	1,920	179,866
Kraft Foods Group, Inc.	12,160	691,418
Lancaster Colony Corp.	2,080	197,350
Limoneira Co.	960	22,051
McCormick & Co., Inc.	3,200	227,840
Mead Johnson Nutrition Co.	4,000	353,040
Mondelez International, Inc., Class A	35,040	1,249,176
Omega Protein Corp.*	4,640	52,710
Pilgrim’s Pride Corp.*	10,080	220,349
Pinnacle Foods, Inc.	2,560	77,824
Post Holdings, Inc.*	3,200	167,232
S&W Seed Co.*	1,280	9,395
Sanderson Farms, Inc.	4,800	394,896
Seneca Foods Corp., Class A*	2,080	59,072
Snyder’s-Lance, Inc.	5,120	135,987
Tootsie Roll Industries, Inc.	2,300	64,837
TreeHouse Foods, Inc.*	3,360	251,462
Tyson Foods, Inc., Class A	4,480	188,026
The WhiteWave Foods Co., Class A*	18,880	522,787
		9,859,579
Gas Utilities – 0.4%
AGL Resources, Inc.	1,920	103,680
Atmos Energy Corp.	1,120	57,165
Chesapeake Utilities Corp.	2,080	131,581
The Laclede Group, Inc.	5,760	273,082
National Fuel Gas Co.	1,440	106,042
New Jersey Resources Corp.	10,240	509,235
Northwest Natural Gas Co.	2,400	106,248
Piedmont Natural Gas Co., Inc.	5,280	188,971
Questar Corp.	1,920	46,618
South Jersey Industries, Inc.	2,560	147,072
Southwest Gas Corp.	9,440	519,294
UGI Corp.	1,280	59,763

	Shares	Value
Gas Utilities – (continued)
WGL Holdings, Inc.	13,280	$528,411
		2,777,162
Health Care Equipment & Supplies – 2.2%
Abaxis, Inc.*	1,280	51,981
Abbott Laboratories	32,000	1,239,680
ABIOMED, Inc.*	3,200	75,808
Accuray, Inc.*	6,560	55,104
Alere, Inc.*	18,880	630,592
Align Technology, Inc.*	5,120	257,997
Analogic Corp.	1,440	108,115
AngioDynamics, Inc.*	3,360	45,159
Anika Therapeutics, Inc.*	1,120	47,869
Antares Pharma, Inc.*	12,960	36,029
ArthroCare Corp.*	2,720	132,002
AtriCure, Inc.*	1,280	19,712
Baxter International, Inc.	11,680	850,187
Becton Dickinson and Co.	3,840	434,035
Biolase, Inc.*	643	1,241
Boston Scientific Corp.*	26,240	330,886
C.R. Bard, Inc.	1,280	175,782
Cantel Medical Corp.	2,560	84,890
Cardiovascular Systems, Inc.*	2,240	64,400
CareFusion Corp.*	4,000	156,240
Cerus Corp.*	5,600	24,248
CONMED Corp.	6,720	311,338
The Cooper Cos., Inc.	640	84,422
Covidien PLC	9,280	661,200
Cutera, Inc.*	1,120	11,547
Cyberonics, Inc.*	2,240	132,518
Cynosure, Inc., Class A*	5,280	129,571
Delcath Systems, Inc.*	5,091	18,226
DENTSPLY International, Inc.	2,720	121,394
DexCom, Inc.*	7,040	228,378
Edwards Lifesciences Corp.*	1,440	117,317
Endologix, Inc.*	6,080	77,094
EnteroMedics, Inc.*	10,560	19,219
GenMark Diagnostics, Inc.*	3,200	28,640
Globus Medical, Inc., Class A*	5,760	140,659
Greatbatch, Inc.*	5,120	235,674
Haemonetics Corp.*	5,440	165,158
Hansen Medical, Inc.*	10,720	22,298
HeartWare International, Inc.*	1,600	135,936

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	35

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Hill-Rom Holdings, Inc.	7,520	$280,947
Hologic, Inc.*	6,240	130,946
ICU Medical, Inc.*	1,600	89,248
IDEXX Laboratories, Inc.*	1,120	141,613
Insulet Corp.*	5,440	204,707
Integra LifeSciences Holdings Corp.*	5,760	262,541
Intuitive Surgical, Inc.*	800	289,360
Invacare Corp.	7,200	113,760
Masimo Corp.*	5,440	145,574
Medtronic, Inc.	19,200	1,129,344
Meridian Bioscience, Inc.	4,000	79,880
Merit Medical Systems, Inc.*	4,800	61,776
Natus Medical, Inc.*	2,720	67,538
Neogen Corp.*	3,360	140,364
NuVasive, Inc.*	4,160	140,234
NxStage Medical, Inc.*	6,880	78,707
OraSure Technologies, Inc.*	8,160	53,448
Orthofix International N.V.*	6,560	198,112
PhotoMedex, Inc.*	4,000	60,440
Quidel Corp.*	2,400	51,480
ResMed, Inc.	2,400	119,640
Rockwell Medical, Inc.*	4,320	43,891
RTI Surgical, Inc.*	16,480	70,864
Sirona Dental Systems, Inc.*	1,120	84,246
Spectranetics Corp.*	4,320	91,843
St. Jude Medical, Inc.	5,280	335,122
Staar Surgical Co.*	3,040	51,710
Stereotaxis, Inc.*	2,400	9,288
STERIS Corp.	5,920	284,456
Stryker Corp.	5,600	435,400
Sunshine Heart, Inc.*	1,920	11,117
SurModics, Inc.*	1,280	27,853
Symmetry Medical, Inc.*	10,400	85,904
TearLab Corp.*	1,600	6,912
Teleflex, Inc.	2,560	261,350
Thoratec Corp.*	7,040	230,771
Tornier N.V.*	3,200	54,304
Unilife Corp.*	11,360	36,920
Varian Medical Systems, Inc.*	2,080	165,464
Vascular Solutions, Inc.*	2,240	49,078

	Shares	Value
Health Care Equipment & Supplies – (continued)
Volcano Corp.*	3,680	$64,621
West Pharmaceutical Services, Inc.	6,400	277,632
Wright Medical Group, Inc.*	4,800	131,280
Zeltiq Aesthetics, Inc.*	1,920	35,117
Zimmer Holdings, Inc.	3,360	325,248
		14,472,596
Health Care Providers & Services – 2.4%
Acadia Healthcare Co., Inc.*	3,040	127,741
Aetna, Inc.	6,240	445,848
Air Methods Corp.*	3,840	213,773
Alliance HealthCare Services, Inc.*	2,080	59,197
Almost Family, Inc.*	2,240	48,093
Amedisys, Inc.*	5,280	71,966
AmerisourceBergen Corp.	3,680	239,862
AMN Healthcare Services, Inc.*	5,120	63,898
Amsurg Corp.*	7,040	304,902
Bio-Reference Labs, Inc.*	3,360	85,344
BioScrip, Inc.*	16,480	114,042
BioTelemetry, Inc.*	2,560	20,326
Brookdale Senior Living, Inc.*	3,520	112,077
Capital Senior Living Corp.*	2,560	63,309
Cardinal Health, Inc.	6,720	467,107
Centene Corp.*	5,280	350,592
Chemed Corp.	4,640	386,373
Cigna Corp.	4,480	358,579
Community Health Systems, Inc.*	5,286	200,287
Corvel Corp.*	960	43,718
DaVita HealthCare Partners, Inc.*	3,200	221,760
Emeritus Corp.*	4,800	143,184
The Ensign Group, Inc.	4,320	183,600
ExamWorks Group, Inc.*	4,960	182,528
Express Scripts Holding Co.*	13,440	894,835
Five Star Quality Care, Inc.*	10,400	50,232
Gentiva Health Services, Inc.*	7,040	53,011
Hanger, Inc.*	3,520	122,038
HCA Holdings, Inc.*	4,320	224,640
Health Net, Inc.*	20,480	703,078
HealthSouth Corp.	19,840	687,258
Healthways, Inc.*	4,960	89,280
Henry Schein, Inc.*	1,600	182,768
Humana, Inc.	2,240	245,840

See Accompanying Notes to the Financial Statements.

36	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
IPC The Hospitalist Co., Inc.*	1,760	$71,280
Kindred Healthcare, Inc.	12,960	325,296
Laboratory Corp of America Holdings*	2,240	221,088
Landauer, Inc.	1,280	55,347
LHC Group, Inc.*	3,360	69,821
LifePoint Hospitals, Inc.*	11,200	626,304
Magellan Health Services, Inc.*	6,080	350,938
McKesson Corp.	4,640	785,042
MEDNAX, Inc.*	3,875	229,594
Molina Healthcare, Inc.*	7,520	281,248
MWI Veterinary Supply, Inc.*	1,280	200,499
National Healthcare Corp.	2,080	113,838
Omnicare, Inc.	1,760	104,315
Owens & Minor, Inc.	14,080	472,243
Patterson Cos., Inc.	1,600	65,120
PharMerica Corp.*	7,840	213,170
The Providence Service Corp.*	2,400	97,464
Quest Diagnostics, Inc.	640	35,795
Select Medical Holdings Corp.	17,120	238,995
Skilled Healthcare Group, Inc., Class A*	7,520	38,803
Team Health Holdings, Inc.*	6,560	318,029
Tenet Healthcare Corp.*	2,720	122,618
Triple-S Management Corp., Class B*	6,880	103,062
U.S. Physical Therapy, Inc.	1,120	34,552
UnitedHealth Group, Inc.	15,360	1,152,614
Universal American Corp.	5,280	37,858
Universal Health Services, Inc., Class B	1,120	91,605
VCA Antech, Inc.*	9,120	279,346
WellCare Health Plans, Inc.*	10,400	701,688
WellPoint, Inc.	4,640	467,155
		15,665,813
Health Care Technology – 0.2%
Allscripts Healthcare Solutions, Inc.*	16,320	248,390
athenahealth, Inc.*	1,280	158,259
Cerner Corp.*	6,240	320,112

	Shares	Value
Health Care Technology – (continued)
Computer Programs & Systems, Inc.	1,120	$70,706
HealthStream, Inc.*	2,560	57,984
HMS Holdings Corp.*	8,480	137,122
MedAssets, Inc.*	7,840	178,987
Medidata Solutions, Inc.*	5,120	185,907
Merge Healthcare, Inc.*	320	730
Omnicell, Inc.*	3,360	88,973
Quality Systems, Inc.	2,720	40,174
Veeva Systems, Inc., Class A*	480	9,221
Vocera Communications, Inc.*	3,680	56,120
		1,552,685
Hotels, Restaurants & Leisure – 2.0%
Bally Technologies, Inc.*	4,160	270,858
Biglari Holdings, Inc.*	160	68,643
BJ’s Restaurants, Inc.*	1,760	50,248
Bloomin’ Brands, Inc.*	5,760	122,803
Bob Evans Farms, Inc.	4,480	209,978
Boyd Gaming Corp.*	8,320	98,343
Bravo Brio Restaurant Group, Inc.*	3,840	57,485
Brinker International, Inc.	7,040	345,946
Buffalo Wild Wings, Inc.*	1,760	257,171
Caesars Entertainment Corp.*	4,000	73,880
Carnival Corp.	9,440	371,087
Carrols Restaurant Group, Inc.*	5,920	39,723
The Cheesecake Factory, Inc.	5,120	229,837
Chipotle Mexican Grill, Inc.*	640	319,040
Choice Hotels International, Inc.	3,040	134,307
Churchill Downs, Inc.	1,280	112,423
Chuy’s Holdings, Inc.*	1,600	57,520
Cracker Barrel Old Country Store, Inc.	4,320	409,277
Darden Restaurants, Inc.	1,760	87,490
Del Frisco’s Restaurant Group, Inc.*	2,240	58,262
Denny’s Corp.*	16,960	114,310
DineEquity, Inc.	1,440	109,166
Domino’s Pizza, Inc.	4,960	368,925
Dunkin’ Brands Group, Inc.	2,560	116,506
Einstein Noah Restaurant Group, Inc.	640	9,830
Fiesta Restaurant Group, Inc.*	1,760	64,434

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	37

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Hyatt Hotels Corp., Class A*	800	$45,024
Ignite Restaurant Group, Inc.*	480	6,787
International Game Technology	4,160	52,208
International Speedway Corp., Class A	2,560	80,486
Interval Leisure Group, Inc.	4,000	103,080
Jack in the Box, Inc.*	4,000	214,160
Jamba, Inc.*	160	1,770
Krispy Kreme Doughnuts, Inc.*	5,280	92,611
Las Vegas Sands Corp.	7,360	582,397
Life Time Fitness, Inc.*	4,800	230,400
The Marcus Corp.	3,520	58,890
Marriott International, Inc., Class A	4,640	268,795
Marriott Vacations Worldwide Corp.*	3,200	174,336
McDonald’s Corp.	20,480	2,076,262
MGM Resorts International*	5,600	141,288
Morgans Hotel Group Co.*	3,040	22,800
Multimedia Games Holding Co., Inc.*	2,400	70,080
Noodles & Co.*	1,280	41,971
Orient-Express Hotels Ltd., Class A*	8,960	117,376
Panera Bread Co., Class A*	480	73,426
Papa John’s International, Inc.	3,520	154,387
Penn National Gaming, Inc.*	1,280	14,285
Pinnacle Entertainment, Inc.*	5,920	137,758
Popeyes Louisiana Kitchen, Inc.*	1,920	73,152
Potbelly Corp.*	960	16,320
Red Robin Gourmet Burgers, Inc.*	1,280	87,014
Royal Caribbean Cruises Ltd.	2,240	119,011
Ruby Tuesday, Inc.*	4,480	34,541
Ruth’s Hospitality Group, Inc.	3,520	44,317
Scientific Games Corp., Class A*	5,280	63,254
SeaWorld Entertainment, Inc.	4,640	139,478
Six Flags Entertainment Corp.	3,040	122,026
Sonic Corp.*	5,760	109,670
Starbucks Corp.	13,760	971,731
Starwood Hotels & Resorts Worldwide, Inc.	3,840	294,336
Texas Roadhouse, Inc.	5,760	142,502

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Town Sports International Holdings, Inc.	5,120	$35,891
Vail Resorts, Inc.	3,680	254,766
The Wendy’s Co.	16,706	138,827
Wyndham Worldwide Corp.	2,400	171,216
Wynn Resorts Ltd.	1,440	293,602
Yum! Brands, Inc.	9,280	714,467
		12,744,190
Household Durables – 0.8%
Beazer Homes USA, Inc.*	6,240	118,311
Blyth, Inc.	1,920	17,991
Cavco Industries, Inc.*	640	49,888
CSS Industries, Inc.	2,080	49,858
DR Horton, Inc.	3,680	81,990
Ethan Allen Interiors, Inc.	2,240	54,387
Garmin Ltd.	2,720	155,312
Harman International Industries, Inc.	1,120	122,763
Helen of Troy Ltd.*	8,000	501,600
Hovnanian Enterprises, Inc., Class A*	31,520	140,579
iRobot Corp.*	2,400	80,400
Jarden Corp.*	1,600	91,440
KB Home	9,600	158,496
La-Z-Boy, Inc.	5,280	127,934
Leggett & Platt, Inc.	1,920	63,091
Lennar Corp., Class A	4,000	154,360
Libbey, Inc.*	5,280	140,818
M/I Homes, Inc.*	6,400	142,528
MDC Holdings, Inc.	10,880	300,288
Meritage Homes Corp.*	3,840	148,147
Mohawk Industries, Inc.*	1,120	148,299
NACCO Industries, Inc., Class A	1,120	60,021
Newell Rubbermaid, Inc.	4,320	130,075
NVR, Inc.*	160	172,320
PulteGroup, Inc.	6,240	114,754
The Ryland Group, Inc.	11,840	454,538
Skullcandy, Inc.*	4,480	34,496
Standard Pacific Corp.*	39,200	313,208
Taylor Morrison Home Corp., Class A*	8,000	169,680
Tempur Sealy International, Inc.*	6,240	313,123

See Accompanying Notes to the Financial Statements.

38	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
Toll Brothers, Inc.*	2,560	$87,654
Tupperware Brands Corp.	1,120	95,099
Universal Electronics, Inc.*	3,360	125,496
Whirlpool Corp.	1,120	171,786
William Lyon Homes, Class A*	1,920	50,112
ZAGG, Inc.*	9,440	41,064
		5,181,906
Household Products – 1.2%
Central Garden and Pet Co., Class A*	14,400	119,088
Church & Dwight Co., Inc.	2,720	187,707
The Clorox Co.	2,080	188,656
Colgate-Palmolive Co.	18,080	1,216,784
Energizer Holdings, Inc.	800	89,352
Harbinger Group, Inc.*	7,680	89,549
Kimberly-Clark Corp.	7,840	880,040
The Procter & Gamble Co.	55,520	4,583,176
Spectrum Brands Holdings, Inc.	3,040	233,563
WD-40 Co.	1,280	93,235
		7,681,150
Independent Power and Renewable Electricity Producers – 0.2%
The AES Corp.	8,480	122,536
Calpine Corp.*	6,240	143,083
Dynegy, Inc.*	25,280	719,216
NRG Energy, Inc.	5,760	188,467
Ormat Technologies, Inc.	2,720	72,570
		1,245,872
Industrial Conglomerates – 1.3%
3M Co.	12,160	1,691,334
Carlisle Cos., Inc.	1,280	105,280
Danaher Corp.	11,680	857,079
General Electric Co.	202,720	5,451,141
Raven Industries, Inc.	3,840	118,656
		8,223,490
Insurance – 3.5%
ACE Ltd.	5,120	523,878
Aflac, Inc.	6,880	431,514

	Shares	Value
Insurance – (continued)
Alleghany Corp.*	320	$130,554
Allied World Assurance Co. Holdings AG	640	68,922
The Allstate Corp.	6,720	382,704
American Equity Investment Life Holding Co.	13,920	324,614
American Financial Group, Inc.	1,120	65,442
American International Group, Inc.	25,280	1,343,126
American National Insurance Co.	1,600	179,856
AMERISAFE, Inc.	1,920	81,888
AmTrust Financial Services, Inc.	8,160	315,547
Aon PLC	6,240	529,651
Arch Capital Group Ltd.*	2,240	128,397
Argo Group International Holdings Ltd.	6,400	284,288
Arthur J Gallagher & Co.	1,920	86,438
Aspen Insurance Holdings Ltd.	15,840	725,155
Assurant, Inc.	1,440	97,070
Assured Guaranty Ltd.	8,000	191,280
Axis Capital Holdings Ltd.	1,440	65,880
Brown & Brown, Inc.	1,280	38,118
The Chubb Corp.	4,320	397,786
Cincinnati Financial Corp.	2,240	109,178
CNA Financial Corp.	320	13,104
CNO Financial Group, Inc.	54,080	932,880
eHealth, Inc.*	1,920	80,429
Employers Holdings, Inc.	6,560	133,496
Endurance Specialty Holdings Ltd.	10,560	536,659
Enstar Group Ltd.*	1,760	227,216
Erie Indemnity Co., Class A	160	11,464
Everest Re Group Ltd.	800	126,424
FBL Financial Group, Inc., Class A	2,560	114,458
Fidelity National Financial, Inc., Class A	8,762	281,961
First American Financial Corp.	26,560	706,496
Genworth Financial, Inc., Class A*	5,760	102,816
Greenlight Capital Re Ltd., Class A*	6,720	213,897
The Hanover Insurance Group, Inc.	9,440	551,768
The Hartford Financial Services Group, Inc.	6,080	218,090
HCC Insurance Holdings, Inc.	1,440	66,154
HCI Group, Inc.	2,240	86,643

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	39

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Health Insurance Innovations, Inc., Class A*	1,120	$11,301
Hilltop Holdings, Inc.*	15,040	335,994
Horace Mann Educators Corp.	9,120	274,238
Infinity Property & Casualty Corp.	2,560	164,275
Kemper Corp.	12,480	491,837
Lincoln National Corp.	4,000	194,040
Loews Corp.	6,240	274,373
Maiden Holdings Ltd.	11,200	132,160
Markel Corp.*	320	200,294
Marsh & McLennan Cos., Inc.	10,880	536,493
MBIA, Inc.*	13,760	166,771
Meadowbrook Insurance Group, Inc.	7,360	41,216
Mercury General Corp.	4,320	206,755
MetLife, Inc.	17,280	904,608
Montpelier Re Holdings Ltd.	11,520	352,281
National Western Life Insurance Co., Class A	640	149,280
The Navigators Group, Inc.*	2,400	136,728
Old Republic International Corp.	18,720	310,003
OneBeacon Insurance Group Ltd., Class A	4,800	74,112
PartnerRe Ltd.	800	84,320
The Phoenix Cos, Inc.*	1,280	56,346
Platinum Underwriters Holdings Ltd.	6,240	391,310
Primerica, Inc.	11,680	535,995
Principal Financial Group, Inc.	4,160	194,854
ProAssurance Corp.	15,040	683,117
The Progressive Corp.	8,800	213,400
Protective Life Corp.	15,200	777,480
Prudential Financial, Inc.	8,160	658,349
Reinsurance Group of America, Inc.	960	73,642
RenaissanceRe Holdings Ltd.	640	64,774
RLI Corp.	2,880	124,013
Safety Insurance Group, Inc.	2,720	146,091
Selective Insurance Group, Inc.	11,520	264,269
StanCorp Financial Group, Inc.	10,080	615,888
Stewart Information Services Corp.	4,320	131,760
Symetra Financial Corp.	22,240	459,478
Torchmark Corp.	1,440	114,768
Tower Group International Ltd.	1	2
The Travelers Cos., Inc.	5,440	492,755

	Shares	Value
Insurance – (continued)
United Fire Group, Inc.	4,640	$129,085
Universal Insurance Holdings, Inc.	6,560	95,973
Unum Group	4,000	132,880
Validus Holdings Ltd.	1,440	53,381
W.R. Berkley Corp.	1,440	63,706
White Mountains Insurance Group Ltd.	160	95,402
Willis Group Holdings PLC	2,880	118,051
XL Group PLC	3,200	100,320
		22,733,409
Internet & Catalog Retail – 0.8%
1-800-Flowers.com, Inc., Class A*	160	872
Amazon.com, Inc.*	7,520	2,287,058
Blue Nile, Inc.*	1,440	50,011
Expedia, Inc.	2,080	147,659
Groupon, Inc.*	4,800	33,552
HomeAway, Inc.*	6,240	203,549
HSN, Inc.	3,840	222,874
Liberty Interactive Corp., Class A*	9,920	288,275
Netflix, Inc.*	1,120	360,685
Nutrisystem, Inc.	4,160	62,400
Orbitz Worldwide, Inc.*	1,760	12,936
Overstock.com, Inc.*	1,120	17,942
PetMed Express, Inc.	2,080	27,227
The Priceline Group, Inc.*	960	1,111,440
RetailMeNot, Inc.*	1,120	33,387
Shutterfly, Inc.*	3,680	150,622
TripAdvisor, Inc.*	2,240	180,858
ValueVision Media, Inc., Class A*	7,200	33,696
		5,225,043
Internet Software & Services – 2.6%
Akamai Technologies, Inc.*	3,360	178,315
Angie’s List, Inc.*	4,480	50,669
AOL, Inc.*	8,640	369,879
Bankrate, Inc.*	4,960	86,899
Bazaarvoice, Inc.*	7,200	48,384
Benefitfocus, Inc.*	480	15,552
Blucora, Inc.*	9,920	190,960
Brightcove, Inc.*	2,720	23,447
Carbonite, Inc.*	1,280	12,659
ChannelAdvisor Corp.*	960	25,190
comScore, Inc.*	2,240	70,179
Constant Contact, Inc.*	2,720	70,339
Conversant, Inc.*	16,000	391,040

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – (continued)
Cornerstone OnDemand, Inc.*	4,000	$147,040
CoStar Group, Inc.*	1,920	308,909
Dealertrack Technologies, Inc.*	4,640	212,002
Demand Media, Inc.*	14,560	60,570
Demandware, Inc.*	2,720	134,994
Dice Holdings, Inc.*	7,680	58,752
Digital River, Inc.*	2,400	36,696
E2open, Inc.*	480	8,290
EarthLink Holdings Corp.	29,920	102,027
eBay, Inc.*	24,160	1,252,213
eGain Corp.*	480	3,139
Envestnet, Inc.*	2,080	76,648
Equinix, Inc.*	1,280	240,397
Facebook, Inc., Class A*	33,760	2,018,173
Global Eagle Entertainment, Inc.*	4,960	54,709
Gogo, Inc.*	1,120	15,142
Google, Inc.*	5,600	2,949,296
Google, Inc., Class A*	5,600	2,995,328
IAC/InterActiveCorp	1,280	84,838
Internap Network Services Corp.*	6,880	46,234
Intralinks Holdings, Inc.*	7,040	64,416
j2 Global, Inc.	6,080	281,869
Limelight Networks, Inc.*	26,720	55,310
LinkedIn Corp., Class A*	1,920	294,662
Liquidity Services, Inc.*	2,400	41,400
LivePerson, Inc.*	3,360	33,264
LogMeIn, Inc.*	1,760	79,992
Marchex, Inc., Class B	1,440	13,320
Marin Software, Inc.*	1,760	16,509
Marketo, Inc.*	1,760	47,766
MeetMe, Inc.*	11,040	30,691
MercadoLibre, Inc.	800	74,616
Millennial Media, Inc.*	640	4,090
Monster Worldwide, Inc.*	26,880	185,203
Move, Inc.*	3,360	35,918
NIC, Inc.	6,240	114,442
OpenTable, Inc.*	2,240	150,438
Pandora Media, Inc.*	7,520	176,118
Perficient, Inc.*	8,160	149,083
QuinStreet, Inc.*	4,320	26,352
Rackspace Hosting, Inc.*	3,040	88,221
RealNetworks, Inc.*	6,240	47,050
SciQuest, Inc.*	2,080	49,878
Shutterstock, Inc.*	1,120	81,211
Spark Networks, Inc.*	4,960	22,469

	Shares	Value
Internet Software & Services – (continued)
SPS Commerce, Inc.*	1,760	$91,168
Stamps.com, Inc.*	1,280	44,429
support.com, Inc.*	9,600	23,712
Synacor, Inc.*	8,320	19,718
Textura Corp.*	1,600	28,496
Travelzoo, Inc.*	320	5,741
Tremor Video, Inc.*	1,600	7,216
Trulia, Inc.*	2,560	87,040
Twitter, Inc.*	960	37,411
United Online, Inc.	3,040	36,024
VeriSign, Inc.*	3,040	143,427
Vistaprint N.V.*	2,880	113,674
Vocus, Inc.*	2,880	51,782
Web.com Group, Inc.*	8,160	250,594
WebMD Health Corp.*	4,480	197,523
XO Group, Inc.*	2,720	28,886
Xoom Corp.*	1,280	28,557
Yahoo!, Inc.*	19,040	684,488
Yelp, Inc.*	1,440	83,981
YuMe, Inc.*	2,400	16,056
Zillow, Inc., Class A*	2,080	226,096
Zix Corp.*	5,760	18,893
		16,728,109
IT Services – 2.8%
Accenture PLC, Class A	13,120	1,052,487
Acxiom Corp.*	8,160	230,439
Alliance Data Systems Corp.*	800	193,520
Amdocs Ltd.	2,880	134,007
Automatic Data Processing, Inc.	9,280	723,469
Blackhawk Network Holdings, Inc.*	640	15,354
Booz Allen Hamilton Holding Corp.	11,520	267,725
Broadridge Financial Solutions, Inc.	2,240	85,882
CACI International, Inc., Class A*	5,440	378,896
Cardtronics, Inc.*	4,480	149,990
Cass Information Systems, Inc.	800	40,408
CIBER, Inc.*	15,840	68,429
Cognizant Technology Solutions Corp., Class A*	12,160	582,525
Computer Sciences Corp.	2,080	123,094
Computer Task Group, Inc.	3,520	55,651
Convergys Corp.	12,960	279,158
CoreLogic, Inc.*	10,240	287,027
CSG Systems International, Inc.	8,000	210,880

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	41

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
Datalink Corp.*	2,560	$32,870
DST Systems, Inc.	4,000	368,760
EPAM Systems, Inc.*	1,760	54,789
Euronet Worldwide, Inc.*	5,120	235,469
EVERTEC, Inc.	5,120	120,525
ExlService Holdings, Inc.*	3,520	99,598
Fidelity National Information Services, Inc.	4,640	247,915
Fiserv, Inc.*	5,440	330,643
FleetCor Technologies, Inc.*	1,600	182,608
Forrester Research, Inc.	960	34,013
Gartner, Inc.*	1,600	110,304
Genpact Ltd.*	960	16,186
Global Cash Access Holdings, Inc.*	18,560	122,496
Global Payments, Inc.	1,120	74,850
The Hackett Group, Inc.	5,760	34,560
Heartland Payment Systems, Inc.	3,680	150,659
Higher One Holdings, Inc.*	4,480	26,835
iGATE Corp.*	7,680	281,088
International Business Machines Corp.	15,680	3,080,650
Jack Henry & Associates, Inc.	1,600	88,256
Leidos Holdings, Inc.	960	35,750
Lionbridge Technologies, Inc.*	12,640	74,323
ManTech International Corp., Class A	6,080	181,366
MasterCard, Inc., Class A	20,800	1,529,840
MAXIMUS, Inc.	6,560	279,259
MoneyGram International, Inc.*	2,240	29,568
NeuStar, Inc., Class A*	15,840	407,405
Paychex, Inc.	5,920	247,515
Sapient Corp.*	11,360	184,827
Science Applications International Corp.	4,640	180,960
ServiceSource International, Inc.*	3,520	21,965
Sykes Enterprises, Inc.*	9,760	193,150
Syntel, Inc.*	1,280	102,810
TeleTech Holdings, Inc.*	4,480	108,102
Teradata Corp.*	4,160	189,114
Total System Services, Inc.	3,360	106,747
Unisys Corp.*	11,360	276,843
Vantiv, Inc., Class A*	2,080	63,960
VeriFone Systems, Inc.*	26,240	877,466
Virtusa Corp.*	1,760	58,027

	Shares	Value
IT Services – (continued)
Visa, Inc., Class A	10,240	$2,074,726
The Western Union Co.	6,400	101,568
WEX, Inc.*	1,920	184,262
Xerox Corp.	19,200	232,128
		18,313,696
Leisure Products – 0.2%
Arctic Cat, Inc.	960	39,255
Black Diamond, Inc.*	2,080	23,192
Brunswick Corp.	8,320	334,381
Callaway Golf Co.	8,000	69,680
Hasbro, Inc.	1,920	106,099
JAKKS Pacific, Inc.	5,920	51,859
LeapFrog Enterprises, Inc.*	16,000	109,600
Mattel, Inc.	5,600	219,604
Nautilus, Inc.*	320	2,666
Polaris Industries, Inc.	1,280	171,942
Smith & Wesson Holding Corp.*	14,400	221,040
Sturm Ruger & Co., Inc.	1,920	123,552
		1,472,870
Life Sciences Tools & Services – 0.6%
Accelerate Diagnostics, Inc.*	1,525	28,106
Affymetrix, Inc.*	7,840	58,251
Agilent Technologies, Inc.	6,720	363,149
Apricus Biosciences, Inc.*	6,720	14,885
Bio-Rad Laboratories, Inc., Class A*	320	39,427
Bruker Corp.*	12,160	251,225
Cambrex Corp.*	4,640	95,073
Charles River Laboratories International, Inc.*	5,120	275,046
CombiMatrix Corp.*	7,520	20,680
Covance, Inc.*	960	84,749
Fluidigm Corp.*	2,400	90,144
Furiex Pharmaceuticals, Inc.*	640	66,157
Illumina, Inc.*	2,400	326,040
Luminex Corp.*	4,640	89,134
Mettler-Toledo International, Inc.*	640	149,197
NeoGenomics, Inc.*	4,960	16,418
Pacific Biosciences of California, Inc.*	4,640	20,509
PAREXEL International Corp.*	5,120	232,192
PerkinElmer, Inc.	2,240	94,013
Sequenom, Inc.*	18,400	50,232
Techne Corp.	3,520	314,371

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Life Sciences Tools & Services – (continued)
Thermo Fisher Scientific, Inc.	6,880	$784,320
Waters Corp.*	1,440	141,898
		3,605,216
Machinery – 2.8%
Accuride Corp.*	6,400	36,096
Actuant Corp., Class A	7,200	243,792
AGCO Corp.	1,280	71,296
Alamo Group, Inc.	1,760	93,491
Albany International Corp., Class A	3,840	138,163
Altra Industrial Motion Corp.	2,080	71,053
American Railcar Industries, Inc.	2,240	155,546
Astec Industries, Inc.	1,600	63,920
Barnes Group, Inc.	10,880	419,098
Blount International, Inc.*	4,800	53,616
Briggs & Stratton Corp.	11,040	235,925
Caterpillar, Inc.	8,960	944,384
Chart Industries, Inc.*	2,720	185,558
CIRCOR International, Inc.	2,560	207,898
CLARCOR, Inc.	4,800	277,248
Cleantech Solutions International, Inc.*	2,080	11,294
Colfax Corp.*	3,520	253,370
Columbus McKinnon Corp.*	4,480	118,675
Commercial Vehicle Group, Inc.*	1,440	13,982
Crane Co.	8,640	628,387
Cummins, Inc.	3,040	458,584
Deere & Co.	5,920	552,573
Donaldson Co., Inc.	2,080	87,547
Douglas Dynamics, Inc.	1,920	32,390
Dover Corp.	2,560	221,184
Dynamic Materials Corp.	960	19,392
Energy Recovery, Inc.*	4,000	20,440
EnPro Industries, Inc.*	1,600	113,936
ESCO Technologies, Inc.	1,120	37,430
The ExOne Co.*	800	27,632
Federal Signal Corp.*	5,760	87,437
Flowserve Corp.	6,880	502,584
FreightCar America, Inc.	2,560	67,226
Global Brass & Copper Holdings, Inc.	2,080	32,989
The Gorman-Rupp Co.	1,920	59,616
Graco, Inc.	960	69,600
Graham Corp.	800	23,872

	Shares	Value
Machinery – (continued)
The Greenbrier Cos., Inc.*	5,440	$285,274
Hardinge, Inc.	1,600	21,376
Harsco Corp.	14,080	336,934
Hyster-Yale Materials Handling, Inc.	2,400	231,336
IDEX Corp.	1,440	107,381
Illinois Tool Works, Inc.	7,680	654,566
Ingersoll-Rand PLC	6,240	373,152
ITT Corp.	9,280	400,339
John Bean Technologies Corp.	5,600	162,344
Joy Global, Inc.	1,120	67,626
Kadant, Inc.	3,040	105,640
Kennametal, Inc.	1,600	74,768
L.B. Foster Co., Class A	1,280	60,608
Lincoln Electric Holdings, Inc.	2,400	160,344
Lindsay Corp.	1,280	112,806
Lydall, Inc.*	4,320	101,131
Manitex International, Inc.*	1,280	21,069
The Manitowoc Co., Inc.	32,160	1,022,045
Meritor, Inc.*	20,480	243,098
The Middleby Corp.*	1,440	363,571
Mueller Industries, Inc.	6,080	175,955
Mueller Water Products, Inc., Class A	15,520	141,542
Navistar International Corp.*	16,480	625,086
NN, Inc.	3,680	72,018
Nordson Corp.	960	71,376
Oshkosh Corp.	4,960	275,330
PACCAR, Inc.	6,880	440,182
Pall Corp.	2,240	188,496
Parker Hannifin Corp.	2,720	345,114
Pentair Ltd. (Registered)	3,520	261,501
Proto Labs, Inc.*	800	48,432
RBC Bearings, Inc.*	2,080	129,501
Rexnord Corp.*	9,120	243,869
Snap-on, Inc.	1,120	129,920
SPX Corp.	800	81,472
Standex International Corp.	1,600	94,992
Stanley Black & Decker, Inc.	2,080	178,651
Sun Hydraulics Corp.	1,920	78,490
Tecumseh Products Co., Class A*	2,240	13,462
Tennant Co.	1,600	102,064
Terex Corp.	14,560	630,302
The Timken Co.	640	40,371
Titan International, Inc.	8,640	151,286
The Toro Co.	6,080	386,323

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	43

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
TriMas Corp.*	4,160	$149,178
Trinity Industries, Inc.	4,800	360,288
Twin Disc, Inc.	1,120	32,402
Valmont Industries, Inc.	480	71,477
Wabash National Corp.*	16,000	213,760
WABCO Holdings, Inc.*	1,280	136,973
Wabtec Corp.	1,920	143,136
Watts Water Technologies, Inc., Class A	3,040	161,728
Woodward, Inc.	5,760	258,221
Xylem, Inc.	3,200	120,288
		18,095,818
Marine – 0.1%
Baltic Trading Ltd.	3,520	21,085
Diana Containerships, Inc.	6,880	25,903
Diana Shipping, Inc.*	7,520	84,675
Eagle Bulk Shipping, Inc.*	2,720	7,943
FreeSeas, Inc.*	4,420	5,481
International Shipholding Corp.	480	12,931
Kirby Corp.*	1,120	112,694
Matson, Inc.	4,160	98,550
Navios Maritime Holdings, Inc.	4,800	37,776
NewLead Holdings Ltd.*	477	53
Safe Bulkers, Inc.	5,440	44,173
		451,264
Media – 2.6%
AMC Networks, Inc., Class A*	640	42,029
Cablevision Systems Corp., Class A	2,880	48,096
Carmike Cinemas, Inc.*	4,640	137,622
CBS Corp., Class B	11,040	637,670
Charter Communications, Inc., Class A*	1,120	151,794
Cinemark Holdings, Inc.	4,800	142,176
Clear Channel Outdoor Holdings, Inc., Class A	4,480	35,930
Comcast Corp., Class A	51,520	2,666,675
CTC Media, Inc.	3,200	27,744
Cumulus Media, Inc., Class A*	16,800	107,688
DIRECTV*	8,320	645,632
Discovery Communications, Inc., Class A*	4,160	315,744

	Shares	Value
Media – (continued)
DISH Network Corp., Class A*	3,520	$200,147
DreamWorks Animation SKG, Inc., Class A*	7,200	173,016
E.W. Scripps Co., Class A*	3,040	52,075
Entravision Communications Corp., Class A	320	1,699
FAB Universal Corp.*^	48	43
Gannett Co., Inc.	2,880	78,250
Gray Television, Inc.*	2,720	30,600
Harte-Hanks, Inc.	10,400	83,616
The Interpublic Group of Cos., Inc.	7,840	136,573
John Wiley & Sons, Inc., Class A	10,720	615,971
Journal Communications, Inc., Class A*	9,600	76,992
Lamar Advertising Co., Class A*	1,600	79,872
Lee Enterprises, Inc.*	7,840	31,517
Liberty Global PLC*	7,680	295,143
Liberty Global PLC, Class A*	7,200	286,704
Liberty Media Corp., Class A*	1,600	207,536
Lions Gate Entertainment Corp.	4,960	131,589
Live Nation Entertainment, Inc.*	24,160	504,461
Loral Space & Communications, Inc.*	1,120	80,629
The Madison Square Garden Co., Class A*	2,400	131,040
The McClatchy Co., Class A*	5,280	28,934
Media General, Inc., Class A*	3,360	51,475
Meredith Corp.	6,880	303,202
Morningstar, Inc.	320	23,466
National CineMedia, Inc.	5,280	80,203
The New York Times Co., Class A	15,680	252,134
News Corp., Class A*	8,320	141,606
Nexstar Broadcasting Group, Inc., Class A	2,400	95,640
Omnicom Group, Inc.	4,320	292,378
ReachLocal, Inc.*	1,280	12,800
Regal Entertainment Group, Class A	11,040	207,552
Rentrak Corp.*	800	45,592
Scholastic Corp.	4,320	142,171
Scripps Networks Interactive, Inc., Class A	1,760	132,123
Sinclair Broadcast Group, Inc., Class A	7,520	201,010

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Sirius XM Holdings, Inc.*	52,800	$168,432
Sizmek, Inc.*	5,440	52,115
Starz, Class A*	9,600	309,792
Time Warner Cable, Inc.	5,600	792,176
Time Warner, Inc.	16,640	1,105,894
Twenty-First Century Fox, Inc.	36,800	1,178,336
Viacom, Inc., Class B	8,160	693,437
The Walt Disney Co.	32,480	2,576,963
World Wrestling Entertainment, Inc., Class A	4,160	81,120
		17,124,824
Metals & Mining – 1.2%
A.M. Castle & Co.*	5,280	64,838
AK Steel Holding Corp.*	35,360	247,520
Alcoa, Inc.	22,720	306,039
Allegheny Technologies, Inc.	1,440	59,328
Allied Nevada Gold Corp.*	29,760	100,887
AMCOL International Corp.	5,280	242,088
Carpenter Technology Corp.	10,240	643,072
Century Aluminum Co.*	5,920	81,400
Cliffs Natural Resources, Inc.	2,560	45,363
Coeur Mining, Inc.*	22,880	198,141
Commercial Metals Co.	27,520	528,384
Compass Minerals International, Inc.	3,040	278,464
Freeport-McMoRan Copper & Gold, Inc.	16,320	560,918
Globe Specialty Metals, Inc.	6,080	117,830
Gold Resource Corp.	320	1,475
Haynes International, Inc.	1,120	59,416
Hecla Mining Co.	23,680	72,698
Horsehead Holding Corp.*	12,000	187,080
Kaiser Aluminum Corp.	4,160	292,864
Materion Corp.	3,520	118,448
McEwen Mining, Inc.*	66,880	160,512
Molycorp, Inc.*	42,560	202,160
Newmont Mining Corp.	6,080	150,966
Noranda Aluminum Holding Corp.	24,800	88,040
Nucor Corp.	6,720	347,760
Olympic Steel, Inc.	2,400	63,264
Paramount Gold and Silver Corp.*	40,480	40,885

	Shares	Value
Metals & Mining – (continued)
Reliance Steel & Aluminum Co.	1,120	$79,318
Royal Gold, Inc.	2,080	137,696
RTI International Metals, Inc.*	2,880	81,101
Schnitzer Steel Industries, Inc., Class A	3,840	107,789
Southern Copper Corp.	5,760	173,606
Steel Dynamics, Inc.	2,880	52,618
Stillwater Mining Co.*	11,040	174,211
SunCoke Energy, Inc.*	7,840	163,621
United States Steel Corp.	15,520	403,830
Universal Stainless & Alloy Products, Inc.*	1,760	63,166
US Silica Holdings, Inc.	5,280	238,498
Walter Energy, Inc.	16,800	120,960
Worthington Industries, Inc.	11,200	412,160
		7,468,414
Multiline Retail – 0.6%
Big Lots, Inc.*	13,760	543,520
The Bon-Ton Stores, Inc.	1,280	14,080
Burlington Stores, Inc.*	2,560	66,535
Dillard’s, Inc., Class A	480	47,006
Dollar General Corp.*	6,400	361,216
Dollar Tree, Inc.*	4,160	216,611
Family Dollar Stores, Inc.	2,880	169,200
Fred’s, Inc., Class A	8,160	148,675
Gordmans Stores, Inc.	6,400	28,736
J.C. Penney Co., Inc.*	78,400	667,968
Kohl’s Corp.	3,200	175,328
Macy’s, Inc.	6,240	358,363
Nordstrom, Inc.	2,400	147,072
Sears Holdings Corp.*	320	14,019
Target Corp.	10,720	661,960
Tuesday Morning Corp.*	7,360	102,893
		3,723,182
Multi-Utilities – 0.9%
Alliant Energy Corp.	1,280	74,855
Ameren Corp.	3,040	125,582
Avista Corp.	13,760	442,384
Black Hills Corp.	7,040	406,560
CenterPoint Energy, Inc.	5,280	130,733
CMS Energy Corp.	2,720	82,443

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	45

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multi-Utilities – (continued)
Consolidated Edison, Inc.	4,640	$269,259
Dominion Resources, Inc.	11,520	835,661
DTE Energy Co.	4,000	312,560
Integrys Energy Group, Inc.	2,240	137,267
MDU Resources Group, Inc.	3,200	113,344
NiSource, Inc.	5,120	185,958
NorthWestern Corp.	7,360	356,077
PG&E Corp.	7,520	342,762
Public Service Enterprise Group, Inc.	6,240	255,653
SCANA Corp.	1,920	103,066
Sempra Energy	4,000	394,440
TECO Energy, Inc.	1,120	20,115
Vectren Corp.	20,000	811,400
Wisconsin Energy Corp.	3,680	178,406
		5,578,525
Oil, Gas & Consumable Fuels – 6.2%
Abraxas Petroleum Corp.*	21,280	116,189
Adams Resources & Energy, Inc.	320	23,059
Alon USA Energy, Inc.	6,400	104,256
Alpha Natural Resources, Inc.*	58,880	253,184
Anadarko Petroleum Corp.	11,040	1,093,181
Antero Resources Corp.*	320	21,014
Apache Corp.	5,760	499,968
Approach Resources, Inc.*	5,440	112,880
Arch Coal, Inc.	59,840	274,067
Athlon Energy, Inc.*	2,720	109,915
Bill Barrett Corp.*	4,160	98,509
Bonanza Creek Energy, Inc.*	3,200	155,584
BPZ Resources, Inc.*	24,960	67,392
Cabot Oil & Gas Corp.	7,680	301,670
Callon Petroleum Co.*	5,600	51,408
Carrizo Oil & Gas, Inc.*	9,440	519,389
Ceres, Inc.*	7,680	4,762
Cheniere Energy, Inc.*	5,280	298,056
Chesapeake Energy Corp.	8,480	243,800
Chevron Corp.	29,920	3,755,558
Cimarex Energy Co.	1,280	152,474
Clayton Williams Energy, Inc.*	960	138,701
Clean Energy Fuels Corp.*	4,320	38,232
Cloud Peak Energy, Inc.*	16,960	333,942

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Cobalt International Energy, Inc.*	8,000	$144,000
Comstock Resources, Inc.	12,000	333,600
Concho Resources, Inc.*	1,760	229,592
ConocoPhillips Co.	17,760	1,319,746
CONSOL Energy, Inc.	4,320	192,283
Contango Oil & Gas Co.*	3,040	146,042
Continental Resources, Inc.*	960	132,979
CVR Energy, Inc.	1,120	55,048
Delek US Holdings, Inc.	8,480	271,275
Denbury Resources, Inc.	3,040	51,133
Devon Energy Corp.	6,880	481,600
Diamondback Energy, Inc.*	3,520	253,229
Emerald Oil, Inc.*	4,480	31,674
Endeavour International Corp.*	5,120	17,613
Energen Corp.	1,280	99,725
Energy XXI Bermuda Ltd.	17,920	428,825
EOG Resources, Inc.	9,920	972,160
EPL Oil & Gas, Inc.*	7,680	300,595
EQT Corp.	2,880	313,891
Evolution Petroleum Corp.	1,760	20,768
EXCO Resources, Inc.	47,112	299,161
Exxon Mobil Corp.	70,080	7,176,893
Forest Oil Corp.*	36,480	67,853
FX Energy, Inc.*	11,200	63,280
GasLog Ltd.	1,440	38,563
Gastar Exploration, Inc.*	12,320	81,682
Gevo, Inc.*	15,680	16,150
Goodrich Petroleum Corp.*	2,560	64,384
Gran Tierra Energy, Inc.*	64,960	464,464
Green Plains Renewable Energy, Inc.	4,480	133,952
Gulfport Energy Corp.*	2,560	188,595
Halcon Resources Corp.*	23,680	130,714
Harvest Natural Resources, Inc.*	10,880	49,069
Hess Corp.	4,320	385,171
HollyFrontier Corp.	3,200	168,288
Jones Energy, Inc., Class A*	1,120	17,326
Kinder Morgan, Inc.	14,560	475,530
KiOR, Inc., Class A*	9,600	5,857
Knightsbridge Tankers Ltd.	2,080	24,856
Kodiak Oil & Gas Corp.*	42,400	538,904
Kosmos Energy Ltd.*	4,640	50,669
Laredo Petroleum, Inc.*	2,240	65,475

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Magnum Hunter Resources Corp.*	33,760	$286,960
Marathon Oil Corp.	9,760	352,824
Marathon Petroleum Corp.	4,960	461,032
Matador Resources Co.*	5,600	160,832
Midstates Petroleum Co., Inc.*	1,440	8,496
Miller Energy Resources, Inc.*	3,520	16,966
Murphy Oil Corp.	2,720	172,530
Navios Maritime Acq Corp.	2,720	9,656
Newfield Exploration Co.*	3,840	129,984
Noble Energy, Inc.	6,880	493,846
Nordic American Tankers Ltd.	9,920	85,609
Northern Oil and Gas, Inc.*	13,440	207,379
Oasis Petroleum, Inc.*	1,280	59,533
Occidental Petroleum Corp.	11,520	1,103,040
ONEOK, Inc.	3,680	232,650
Pacific Ethanol, Inc.*	4,160	64,896
PBF Energy, Inc.	8,800	270,864
PDC Energy, Inc.*	3,200	203,744
Peabody Energy Corp.	5,600	106,456
Penn Virginia Corp.*	12,160	202,342
PetroQuest Energy, Inc.*	20,960	126,179
Phillips 66	9,760	812,227
Pioneer Natural Resources Co.	2,560	494,771
QEP Resources, Inc.	2,560	78,566
Quicksilver Resources, Inc.*	27,520	89,715
Range Resources Corp.	3,200	289,440
Renewable Energy Group, Inc.*	1,600	18,832
Rentech, Inc.*	38,400	81,408
Resolute Energy Corp.*	5,440	40,800
REX American Resources Corp.*	1,120	73,203
Rex Energy Corp.*	4,800	101,088
Rosetta Resources, Inc.*	4,800	227,232
Royale Energy, Inc.*	9,600	25,920
Sanchez Energy Corp.*	2,720	76,922
SandRidge Energy, Inc.*	58,560	401,722
SemGroup Corp., Class A	3,840	245,299
Ship Finance International Ltd.	17,600	310,288
SM Energy Co.	800	59,304
Solazyme, Inc.*	5,440	58,534
Southwestern Energy Co.*	6,560	314,093
Spectra Energy Corp.	10,560	419,338

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
StealthGas, Inc.*	7,680	$83,251
Stone Energy Corp.*	11,680	572,904
Swift Energy Co.*	12,960	159,797
Synergy Resources Corp.*	2,400	27,936
Targa Resources Corp.	2,720	293,733
Teekay Corp.	4,160	233,418
Teekay Tankers Ltd., Class A	5,600	19,544
Tesoro Corp.	2,080	117,083
Triangle Petroleum Corp.*	8,800	84,656
Tsakos Energy Navigation Ltd.	10,400	74,152
Ultra Petroleum Corp.*	39,040	1,163,392
Uranium Energy Corp.*	12,640	13,525
Uranium Resources, Inc.*	7,040	18,938
VAALCO Energy, Inc.*	14,240	131,293
Valero Energy Corp.	8,480	484,802
W&T Offshore, Inc.	6,240	119,808
Warren Resources, Inc.*	18,560	94,099
Western Refining, Inc.	13,600	591,600
Whiting Petroleum Corp.*	1,920	141,542
The Williams Cos., Inc.	14,080	593,754
World Fuel Services Corp.	18,400	837,936
WPX Energy, Inc.*	2,720	57,882
		39,959,369
Paper & Forest Products – 0.5%
Boise Cascade Co.*	7,520	188,150
Clearwater Paper Corp.*	3,520	216,093
Deltic Timber Corp.	960	58,320
Domtar Corp.	8,320	776,755
International Paper Co.	6,560	306,024
KapStone Paper and Packaging Corp.*	9,280	244,806
Louisiana-Pacific Corp.*	14,240	233,394
Neenah Paper, Inc.	3,680	185,362
PH Glatfelter Co.	9,760	249,075
Resolute Forest Products, Inc.*	14,400	256,896
Schweitzer-Mauduit International, Inc.	5,120	223,437
Wausau Paper Corp.	5,120	61,235
		2,999,547
Personal Products – 0.2%
Avon Products, Inc.	9,120	139,354
Elizabeth Arden, Inc.*	7,040	258,650

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	47

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Personal Products – (continued)
The Estee Lauder Cos., Inc., Class A	4,960	$359,947
The Female Health Co.	3,520	26,611
Herbalife Ltd.	1,440	86,371
Inter Parfums, Inc.	2,560	93,671
Lifevantage Corp.*	7,840	10,819
Medifast, Inc.*	3,680	116,472
Nu Skin Enterprises, Inc., Class A	1,120	97,440
Revlon, Inc., Class A*	2,080	62,691
Star Scientific, Inc.*	28,160	18,470
USANA Health Sciences, Inc.*	1,280	86,861
		1,357,357
Pharmaceuticals – 3.7%
AbbVie, Inc.	31,040	1,616,563
AcelRx Pharmaceuticals, Inc.*	1,440	15,581
Actavis PLC*	3,360	686,549
Acura Pharmaceuticals, Inc.*	13,920	19,210
Akorn, Inc.*	7,200	181,584
Alexza Pharmaceuticals, Inc.*	4,160	17,763
Allergan, Inc.	6,080	1,008,307
Auxilium Pharmaceuticals, Inc.*	4,640	104,447
AVANIR Pharmaceuticals, Inc., Class A*	11,040	54,979
Biodel, Inc.*	3,840	9,024
BioDelivery Sciences International, Inc.*	7,200	64,152
Bristol-Myers Squibb Co.	32,000	1,602,880
Depomed, Inc.*	5,440	76,215
Durect Corp.*	9,920	12,896
Eli Lilly & Co.	20,800	1,229,280
Endo International PLC*	1,600	100,712
Endocyte, Inc.*	2,400	43,464
Forest Laboratories, Inc.*	4,640	426,462
Horizon Pharma, Inc.*	10,080	142,934
Hospira, Inc.*	2,880	131,904
Impax Laboratories, Inc.*	7,040	184,096
Jazz Pharmaceuticals PLC*	1,440	194,256
Johnson & Johnson	56,640	5,737,066
Lannett Co., Inc.*	2,720	93,922
Mallinckrodt PLC*	5,760	410,285
The Medicines Co.*	6,560	174,496

	Shares	Value
Pharmaceuticals – (continued)
Merck & Co., Inc.	58,880	$3,448,013
Mylan, Inc.*	7,040	357,491
Nektar Therapeutics*	11,520	135,590
Omeros Corp.*	3,040	37,635
Pacira Pharmaceuticals, Inc.*	2,880	197,251
Pain Therapeutics, Inc.*	3,200	18,208
Perrigo Co. PLC	2,560	370,842
Pfizer, Inc.	127,360	3,983,821
Pozen, Inc.*	1,920	16,051
Prestige Brands Holdings, Inc.*	5,120	171,622
Questcor Pharmaceuticals, Inc.	3,680	302,422
Repros Therapeutics, Inc.*	2,400	40,488
Sagent Pharmaceuticals, Inc.*	2,240	46,346
Salix Pharmaceuticals Ltd.*	2,880	316,800
Sciclone Pharmaceuticals, Inc.*	12,000	57,360
Sucampo Pharmaceuticals, Inc., Class A*	320	2,211
Supernus Pharmaceuticals, Inc.*	320	2,627
TherapeuticsMD, Inc.*	8,160	34,272
Vivus, Inc.*	8,640	44,928
XenoPort, Inc.*	6,400	25,984
Zoetis, Inc.	9,440	285,654
Zogenix, Inc.*	11,200	27,328
		24,261,971
Professional Services – 0.6%
Acacia Research Corp.	3,200	51,328
The Advisory Board Co.*	3,680	210,717
Barrett Business Services, Inc.	480	24,197
CBIZ, Inc.*	10,080	86,385
CDI Corp.	3,360	51,475
The Corporate Executive Board Co.	3,360	231,907
The Dun & Bradstreet Corp.	800	88,608
Equifax, Inc.	2,240	158,614
Exponent, Inc.	1,280	90,138
Franklin Covey Co.*	320	6,486
FTI Consulting, Inc.*	9,440	323,792
GP Strategies Corp.*	1,920	50,458
Heidrick & Struggles International, Inc.	1,600	30,160
Huron Consulting Group, Inc.*	2,240	159,488
ICF International, Inc.*	4,640	180,821

See Accompanying Notes to the Financial Statements.

48	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Professional Services – (continued)
IHS, Inc., Class A*	1,280	$154,406
Insperity, Inc.	2,720	87,203
Kelly Services, Inc., Class A	7,360	155,002
Kforce, Inc.	3,840	88,781
Korn/Ferry International*	8,320	241,696
Manpowergroup, Inc.	1,440	117,130
Mistras Group, Inc.*	2,400	54,504
Navigant Consulting, Inc.*	11,360	190,848
Nielsen Holdings N.V.	4,160	195,312
Odyssey Marine Exploration, Inc.*	13,600	29,784
On Assignment, Inc.*	4,000	140,000
Pendrell Corp.*	1,280	2,112
Resources Connection, Inc.	4,000	54,440
Robert Half International, Inc.	2,880	129,024
RPX Corp.*	4,800	78,624
Towers Watson & Co., Class A	1,120	125,686
TrueBlue, Inc.*	3,680	98,440
Verisk Analytics, Inc., Class A*	2,880	173,059
VSE Corp.	800	49,976
WageWorks, Inc.*	3,040	128,805
		4,039,406
Real Estate Investment Trusts (REITs) – 5.0%
Acadia Realty Trust	5,920	160,609
AG Mortgage Investment Trust, Inc.	9,600	169,824
Agree Realty Corp.	1,600	47,792
Alexander’s, Inc.	320	110,643
Alexandria Real Estate Equities, Inc.	2,240	165,357
American Assets Trust, Inc.	2,400	81,480
American Campus Communities, Inc.	4,000	152,800
American Capital Agency Corp.	8,640	196,214
American Capital Mortgage Investment Corp.	12,320	243,936
American Homes 4 Rent, Class A	10,880	174,624
American Tower Corp.	8,320	694,886
AmREIT, Inc.	1,600	26,656
Annaly Capital Management, Inc.	21,120	243,936
Anworth Mortgage Asset Corp.	43,360	234,144
Apartment Investment & Management Co., Class A	4,000	123,320

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Apollo Commercial Real Estate Finance, Inc.	7,520	$127,915
Apollo Residential Mortgage, Inc.	5,920	95,608
Arbor Realty Trust, Inc.	11,360	79,633
Ares Commercial Real Estate Corp.	7,520	95,955
Armada Hoffler Properties, Inc.	2,240	21,683
ARMOUR Residential REIT, Inc.	104,800	444,352
Ashford Hospitality Trust, Inc.	4,480	45,965
Associated Estates Realty Corp.	6,720	112,761
AvalonBay Communities, Inc.	3,040	415,112
Aviv REIT, Inc.	1,600	42,224
BioMed Realty Trust, Inc.	3,040	63,536
Blackstone Mortgage Trust, Inc., Class A	1,760	50,037
Boston Properties, Inc.	3,680	431,075
Brandywine Realty Trust	17,760	258,408
Camden Property Trust	2,560	175,334
Campus Crest Communities, Inc.	11,680	100,565
Capstead Mortgage Corp.	16,640	212,659
CBL & Associates Properties, Inc.	6,240	113,381
Cedar Realty Trust, Inc.	6,720	41,597
Chambers Street Properties	26,880	209,395
Chatham Lodging Trust	2,080	42,286
Chesapeake Lodging Trust	5,440	146,825
Chimera Investment Corp.	14,080	43,507
Colony Financial, Inc.	18,400	400,200
CommonWealth REIT	12,160	308,985
CoreSite Realty Corp.	2,080	63,274
Corporate Office Properties Trust	9,920	265,360
Corrections Corp. of America	2,720	89,216
Cousins Properties, Inc.	13,600	158,168
Crown Castle International Corp.	6,880	500,382
CubeSmart	9,280	172,608
CyrusOne, Inc.	2,400	48,000
CYS Investments, Inc.	38,880	334,368
DCT Industrial Trust, Inc.	25,920	202,694
DDR Corp.	12,000	206,040
DiamondRock Hospitality Co.	20,160	247,363
Digital Realty Trust, Inc.	3,040	162,336
Douglas Emmett, Inc.	1,920	52,992
Duke Realty Corp.	9,280	162,586
DuPont Fabros Technology, Inc.	7,520	182,210
Dynex Capital, Inc.	14,560	124,925

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	49

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
EastGroup Properties, Inc.	2,080	$131,560
Education Realty Trust, Inc.	15,200	155,040
Empire State Realty Trust, Inc., Class A	5,920	90,576
EPR Properties	5,120	274,483
Equity Lifestyle Properties, Inc.	1,440	60,293
Equity One, Inc.	7,520	169,426
Equity Residential	7,680	456,499
Essex Property Trust, Inc.	903	156,454
Excel Trust, Inc.	12,160	153,459
Extra Space Storage, Inc.	3,200	167,456
Federal Realty Investment Trust	1,760	206,870
FelCor Lodging Trust, Inc.	11,680	107,806
First Industrial Realty Trust, Inc.	9,120	167,534
First Potomac Realty Trust	7,360	95,901
Five Oaks Investment Corp.	2,080	24,149
Franklin Street Properties Corp.	10,720	130,570
General Growth Properties, Inc.	12,480	286,666
The Geo Group, Inc.	6,560	219,957
Getty Realty Corp.	3,360	63,571
Gladstone Commercial Corp.	640	11,290
Glimcher Realty Trust	21,120	215,213
Government Properties Income Trust	4,000	101,800
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,280	16,922
Hatteras Financial Corp.	26,720	522,910
HCP, Inc.	11,360	475,530
Health Care REIT, Inc.	7,840	494,626
Healthcare Realty Trust, Inc.	12,160	305,824
Healthcare Trust of America, Inc., Class A	9,120	106,613
Hersha Hospitality Trust	15,680	91,101
Highwoods Properties, Inc.	5,280	213,048
Home Properties, Inc.	1,760	108,416
Hospitality Properties Trust	1,600	48,080
Host Hotels & Resorts, Inc.	13,600	291,720
Hudson Pacific Properties, Inc.	4,480	105,504
Inland Real Estate Corp.	7,680	80,256
Invesco Mortgage Capital, Inc.	36,960	616,123
Investors Real Estate Trust	11,520	100,454
iStar Financial, Inc. *	8,640	128,390

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
JAVELIN Mortgage Investment Corp.	2,080	$27,477
Kilroy Realty Corp.	1,280	76,250
Kimco Realty Corp.	4,800	110,016
Kite Realty Group Trust	11,040	68,448
LaSalle Hotel Properties	10,720	354,618
Lexington Realty Trust	13,280	142,893
Liberty Property Trust	3,840	144,000
LTC Properties, Inc.	4,000	154,520
The Macerich Co.	3,040	197,326
Mack-Cali Realty Corp.	7,680	156,442
Medical Properties Trust, Inc.	13,120	177,120
MFA Financial, Inc.	95,840	760,011
Mid-America Apartment Communities, Inc.	1,734	120,773
Monmouth Real Estate Investment Corp., Class A	5,920	55,589
National Health Investors, Inc.	3,520	217,149
National Retail Properties, Inc.	3,040	103,755
New York Mortgage Trust, Inc.	17,280	127,354
Newcastle Investment Corp.	85,120	382,189
NorthStar Realty Finance Corp.	74,400	1,191,888
Omega Healthcare Investors, Inc.	3,840	133,555
One Liberty Properties, Inc.	1,120	24,786
Parkway Properties, Inc.	5,280	99,581
Pebblebrook Hotel Trust	6,400	220,416
Pennsylvania Real Estate Investment Trust	8,000	132,400
PennyMac Mortgage Investment Trust	13,760	322,534
Piedmont Office Realty Trust, Inc., Class A	21,600	380,376
Plum Creek Timber Co., Inc.	3,360	146,496
Post Properties, Inc.	4,320	216,907
Potlatch Corp.	3,200	122,336
Prologis, Inc.	12,000	487,560
PS Business Parks, Inc.	2,080	178,402
Public Storage	3,360	589,714
QTS Realty Trust, Inc., Class A	800	21,800
RAIT Financial Trust	18,400	150,512
Ramco-Gershenson Properties Trust	3,520	58,010
Rayonier, Inc.	3,040	137,104
Realty Income Corp.	5,120	222,470

See Accompanying Notes to the Financial Statements.

50	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Redwood Trust, Inc.	18,880	$411,584
Regency Centers Corp.	2,720	142,610
Resource Capital Corp.	23,520	129,360
Retail Opportunity Investments Corp.	6,080	95,091
Retail Properties of America, Inc., Class A	1,760	25,203
RLJ Lodging Trust	11,840	315,773
Rouse Properties, Inc.	2,720	45,669
Ryman Hospitality Properties, Inc.	5,440	247,792
Sabra Health Care REIT, Inc.	3,680	110,290
Saul Centers, Inc.	1,280	58,739
Select Income REIT	4,000	123,120
Senior Housing Properties Trust	6,080	142,698
Simon Property Group, Inc.	6,560	1,136,192
SL Green Realty Corp.	1,440	150,782
Sovran Self Storage, Inc.	3,520	267,168
Spirit Realty Capital, Inc.	30,400	327,408
STAG Industrial, Inc.	4,480	105,414
Starwood Property Trust, Inc.	7,840	188,552
Strategic Hotels & Resorts, Inc. *	18,560	200,262
Summit Hotel Properties, Inc.	10,880	98,573
Sun Communities, Inc.	3,360	153,115
Sunstone Hotel Investors, Inc.	18,880	270,173
Tanger Factory Outlet Centers, Inc.	3,360	119,885
Taubman Centers, Inc.	960	69,926
Terreno Realty Corp.	1,440	26,309
Two Harbors Investment Corp.	3,360	34,877
UDR, Inc.	6,560	169,642
UMH Properties, Inc.	1,120	11,032
Universal Health Realty Income Trust	3,040	128,987
Urstadt Biddle Properties, Inc., Class A	800	16,328
Ventas, Inc.	7,200	475,776
Vornado Realty Trust	3,360	344,736
Washington Real Estate Investment Trust	9,280	226,989
Weingarten Realty Investors	1,280	39,936
Western Asset Mortgage Capital Corp.	3,040	44,901
Weyerhaeuser Co.	11,520	343,872

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Winthrop Realty Trust	2,880	$40,032
ZAIS Financial Corp.	1,440	23,746
		32,105,150
Real Estate Management & Development – 0.2%
Alexander & Baldwin, Inc.	4,160	155,209
Altisource Portfolio Solutions S.A.*	1,120	116,155
CBRE Group, Inc., Class A*	4,640	123,610
Forest City Enterprises, Inc., Class A*	6,720	127,075
Forestar Group, Inc.*	2,240	38,192
The Howard Hughes Corp.*	960	137,050
Jones Lang LaSalle, Inc.	800	92,712
Kennedy-Wilson Holdings, Inc.	5,280	115,315
RE/MAX Holdings, Inc., Class A	960	27,091
Realogy Holdings Corp.*	3,040	127,832
The St. Joe Co.*	10,400	185,640
Tejon Ranch Co.*	1,280	39,693
		1,285,574
Road & Rail – 1.2%
AMERCO	1,280	320,141
ArcBest Corp.	3,520	138,758
Avis Budget Group, Inc.*	14,240	748,881
Celadon Group, Inc.	3,680	84,677
Con-way, Inc.	11,840	502,963
CSX Corp.	19,200	541,824
Genesee & Wyoming, Inc., Class A*	1,600	158,416
Heartland Express, Inc.	3,360	73,114
Hertz Global Holdings, Inc.*	4,960	141,211
J.B. Hunt Transport Services, Inc.	1,600	121,760
Kansas City Southern	1,760	177,549
Knight Transportation, Inc.	5,440	129,091
Landstar System, Inc.	4,000	251,960
Marten Transport Ltd.	5,440	127,622
Norfolk Southern Corp.	5,760	544,493
Old Dominion Freight Line, Inc.*	3,200	194,016
Quality Distribution, Inc.*	4,800	60,336
Roadrunner Transportation Systems, Inc.*	800	19,704
Ryder System, Inc.	12,320	1,012,458
Saia, Inc.*	2,240	92,221

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	51

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
Swift Transportation Co.*	18,400	$442,520
Union Pacific Corp.	8,800	1,675,784
Werner Enterprises, Inc.	4,800	122,880
YRC Worldwide, Inc.*	2,400	53,832
		7,736,211
Semiconductors & Semiconductor Equipment – 2.6%
Advanced Energy Industries, Inc.*	9,600	210,048
Advanced Micro Devices, Inc.*	68,640	280,737
Alpha & Omega Semiconductor Ltd.*	7,360	52,992
Altera Corp.	3,840	124,877
Ambarella, Inc.*	320	7,952
Amkor Technology, Inc.*	33,120	263,304
ANADIGICS, Inc.*	20,640	25,800
Analog Devices, Inc.	5,760	295,430
Applied Materials, Inc.	24,480	466,589
Applied Micro Circuits Corp.*	8,160	79,233
Atmel Corp.*	42,400	329,448
Avago Technologies Ltd.	4,640	294,640
Axcelis Technologies, Inc.*	25,760	46,110
Broadcom Corp., Class A	5,120	157,747
Brooks Automation, Inc.	6,720	68,745
Cabot Microelectronics Corp.*	2,400	104,088
Cavium, Inc.*	4,960	210,155
Ceva, Inc.*	1,120	18,177
Cirrus Logic, Inc.*	14,560	324,688
Cohu, Inc.	3,840	39,552
Cree, Inc.*	1,760	83,019
Cypress Semiconductor Corp.*	16,000	151,520
Diodes, Inc.*	8,960	236,275
Entegris, Inc.*	15,840	175,666
Entropic Communications, Inc.*	29,120	107,453
Exar Corp.*	5,120	55,398
Fairchild Semiconductor International, Inc.*	15,680	199,606
First Solar, Inc.*	1,920	129,581
FormFactor, Inc.*	14,080	80,960
Freescale Semiconductor Ltd.*	3,520	77,334
GT Advanced Technologies, Inc.*	32,320	536,835
Hittite Microwave Corp.	3,840	227,942
Inphi Corp.*	1,600	23,664

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Integrated Device Technology, Inc.*	14,240	$166,181
Integrated Silicon Solution, Inc.*	6,560	94,858
Intel Corp.	75,680	2,019,899
Intermolecular, Inc.*	9,760	26,547
International Rectifier Corp.*	7,040	183,322
Intersil Corp., Class A	13,120	161,901
IXYS Corp.	6,080	65,603
KLA-Tencor Corp.	3,840	245,722
Kulicke & Soffa Industries, Inc.*	15,200	223,592
Lam Research Corp.*	3,200	184,352
Lattice Semiconductor Corp.*	13,760	115,859
Linear Technology Corp.	4,320	192,240
LSI Corp.	11,360	126,550
LTX-Credence Corp.*	5,920	57,010
M/A-COM Technology Solutions Holdings, Inc.*	2,240	39,222
Magnachip Semiconductor Corp.*	4,800	67,200
Marvell Technology Group Ltd.	6,080	96,429
Maxim Integrated Products, Inc.	8,960	290,662
MaxLinear, Inc., Class A*	1,760	13,851
Micrel, Inc.	4,800	47,808
Microchip Technology, Inc.	3,200	152,128
Micron Technology, Inc.*	15,200	397,024
Microsemi Corp.*	24,800	583,296
MKS Instruments, Inc.	6,400	180,160
Monolithic Power Systems, Inc.*	3,360	124,656
MoSys, Inc.*	2,560	10,010
Nanometrics, Inc.*	2,400	39,024
NeoPhotonics Corp.*	5,280	30,466
NVE Corp.*	1,120	58,811
NVIDIA Corp.	10,240	189,133
OmniVision Technologies, Inc.*	12,320	240,610
ON Semiconductor Corp.*	9,760	91,842
PDF Solutions, Inc.*	2,720	51,054
Peregrine Semiconductor Corp.*	5,600	30,072
Photronics, Inc.*	10,720	93,050
Pixelworks, Inc.*	3,360	17,237
PLX Technology, Inc.*	3,200	18,560
PMC – Sierra, Inc.*	19,520	133,517
Power Integrations, Inc.	2,720	128,466
QuickLogic Corp.*	5,920	28,002
Rambus, Inc.*	11,040	133,474

See Accompanying Notes to the Financial Statements.

52	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
RF Micro Devices, Inc.*	27,040	$228,218
Rubicon Technology, Inc.*	1,920	19,450
Rudolph Technologies, Inc.*	10,880	99,117
Semtech Corp.*	8,800	211,024
Sigma Designs, Inc.*	9,440	35,589
Silicon Image, Inc.*	6,400	35,904
Silicon Laboratories, Inc.*	3,680	165,416
Skyworks Solutions, Inc.*	3,200	131,360
Spansion, Inc., Class A*	12,640	225,371
STR Holdings, Inc.*	20,000	31,600
SunEdison, Inc.*	24,960	479,981
SunPower Corp.*	4,160	139,027
Synaptics, Inc.*	8,320	517,088
Teradyne, Inc.*	7,040	124,397
Tessera Technologies, Inc.	13,120	287,722
Texas Instruments, Inc.	22,080	1,003,536
TriQuint Semiconductor, Inc.*	18,240	258,643
Ultra Clean Holdings, Inc.*	6,560	55,891
Ultratech, Inc.*	2,720	72,406
Veeco Instruments, Inc.*	3,680	136,050
Xilinx, Inc.	4,800	226,512
		17,119,267
Software – 3.3%
ACI Worldwide, Inc.*	4,160	237,744
Activision Blizzard, Inc.	7,520	150,475
Actuate Corp.*	4,320	24,322
Adobe Systems, Inc.*	9,600	592,224
Advent Software, Inc.	3,520	101,447
ANSYS, Inc.*	1,600	122,096
Aspen Technology, Inc.*	8,640	371,434
Autodesk, Inc.*	4,480	215,130
Blackbaud, Inc.	3,840	116,928
Bottomline Technologies de, Inc.*	4,160	131,623
BroadSoft, Inc.*	1,280	32,487
CA, Inc.	5,280	159,139
Cadence Design Systems, Inc.*	4,480	69,709
Callidus Software, Inc.*	3,360	32,071
Citrix Systems, Inc.*	3,040	180,302
CommVault Systems, Inc.*	1,760	85,184
Compuware Corp.	25,440	263,558
Comverse, Inc.*	5,920	147,645

	Shares	Value
Software – (continued)
Concur Technologies, Inc.*	800	$64,376
Covisint Corp.*	800	5,648
Cyan, Inc.*	4,160	17,389
Datawatch Corp.*	160	2,165
Document Security Systems, Inc.*	4,960	6,299
Ebix, Inc.	5,920	93,418
Electronic Arts, Inc.*	4,800	135,840
Ellie Mae, Inc.*	2,240	54,634
Epiq Systems, Inc.	7,040	90,042
ePlus, Inc.*	480	24,019
FactSet Research Systems, Inc.	640	68,160
Fair Isaac Corp.	3,840	219,648
FireEye, Inc.*	320	12,563
Fortinet, Inc.*	16,800	369,264
Gigamon, Inc.*	1,440	22,709
Glu Mobile, Inc.*	4,960	19,840
Guidance Software, Inc.*	3,520	32,419
Guidewire Software, Inc.*	5,600	211,456
Imperva, Inc.*	1,600	36,608
Infoblox, Inc.*	4,000	78,480
Informatica Corp.*	1,600	56,720
Interactive Intelligence Group, Inc.*	1,600	100,112
Intuit, Inc.	5,920	448,440
Jive Software, Inc.*	5,440	40,691
Manhattan Associates, Inc.*	7,680	242,150
Mentor Graphics Corp.	9,760	202,032
MICROS Systems, Inc.*	1,600	82,400
Microsoft Corp.	152,960	6,179,584
MicroStrategy, Inc., Class A*	960	116,573
Mitek Systems, Inc.*	3,040	9,910
Model N, Inc.*	1,280	11,533
Monotype Imaging Holdings, Inc.	3,520	92,963
Net 1 UEPS Technologies, Inc.*	8,960	80,192
Netscout Systems, Inc.*	4,160	162,074
NetSol Technologies, Inc.*	4,960	21,328
NetSuite, Inc.*	800	61,848
Nuance Communications, Inc.*	960	15,446
Oracle Corp.	73,920	3,021,850
Pegasystems, Inc.	3,520	58,326
Progress Software Corp.*	5,440	116,742
Proofpoint, Inc.*	1,280	32,563
PROS Holdings, Inc.*	2,400	65,760

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	53

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
PTC, Inc.*	12,320	$435,758
Qlik Technologies, Inc.*	7,040	154,739
Qualys, Inc.*	1,120	21,605
Rally Software Development Corp.*	640	8,371
RealPage, Inc.*	6,720	119,280
Red Hat, Inc.*	4,480	217,952
Rosetta Stone, Inc.*	5,600	66,696
Rovi Corp.*	24,480	545,659
Salesforce.com, Inc.*	10,560	545,424
Seachange International, Inc.*	2,560	23,987
ServiceNow, Inc.*	1,600	79,552
Silver Spring Networks, Inc.*	160	2,397
SolarWinds, Inc.*	7,520	303,206
Solera Holdings, Inc.	1,280	82,918
Splunk, Inc.*	1,440	78,581
SS&C Technologies Holdings, Inc.*	5,600	217,952
Symantec Corp.	14,400	292,032
Synchronoss Technologies, Inc.*	3,680	112,019
Synopsys, Inc.*	2,880	108,346
Tableau Software, Inc., Class A*	160	8,843
Take-Two Interactive Software, Inc.*	23,040	469,555
Tangoe, Inc.*	2,240	33,690
TeleCommunication Systems, Inc., Class A*	17,760	45,288
Telenav, Inc.*	11,360	69,637
TIBCO Software, Inc.*	1,920	37,690
TiVo, Inc.*	12,640	149,910
Tyler Technologies, Inc.*	3,200	261,280
The Ultimate Software Group, Inc.*	2,560	306,253
VASCO Data Security International, Inc.*	4,000	45,640
Verint Systems, Inc.*	4,320	189,086
VirnetX Holding Corp.*	5,600	88,200
VMware, Inc., Class A*	1,920	177,619
Vringo, Inc.*	13,600	55,624
Workday, Inc., Class A*	640	46,765
Zynga, Inc., Class A*	70,560	285,768
		21,505,054

	Shares	Value
Specialty Retail – 3.2%
Aaron’s, Inc.	20,640	$608,261
Abercrombie & Fitch Co., Class A	20,160	741,081
Advance Auto Parts, Inc.	1,440	174,657
Aeropostale, Inc.*	22,080	109,738
American Eagle Outfitters, Inc.	45,280	523,437
America’s Car-Mart, Inc.*	2,560	92,518
ANN, Inc.*	12,000	470,280
Asbury Automotive Group, Inc.*	7,360	454,406
Ascena Retail Group, Inc.*	33,760	580,672
AutoNation, Inc.*	800	42,392
AutoZone, Inc.*	640	341,690
Barnes & Noble, Inc.*	6,400	104,960
bebe stores, inc.	1,280	6,464
Bed Bath & Beyond, Inc.*	4,320	268,402
Best Buy Co., Inc.	4,160	107,869
Big 5 Sporting Goods Corp.	4,320	52,747
Body Central Corp.*	5,760	5,990
Brown Shoe Co., Inc.	9,760	230,238
The Buckle, Inc.	3,200	150,368
Cabela’s, Inc.*	1,600	104,976
CarMax, Inc.*	4,320	189,130
The Cato Corp., Class A	6,080	173,219
Chico’s FAS, Inc.	41,760	663,149
The Children’s Place Retail Stores, Inc.	5,760	276,480
Christopher & Banks Corp.*	3,360	20,966
Citi Trends, Inc.*	3,040	51,650
Conn’s, Inc.*	2,720	120,306
Destination Maternity Corp.	2,720	67,075
Destination XL Group, Inc.*	8,960	48,384
Dick’s Sporting Goods, Inc.	2,240	117,958
DSW, Inc., Class A	4,640	154,930
Express, Inc.*	17,920	261,094
The Finish Line, Inc., Class A	12,480	343,574
Five Below, Inc.*	4,160	167,690
Foot Locker, Inc.	2,240	104,227
Francesca’s Holdings Corp.*	2,720	44,499
GameStop Corp., Class A	1,920	76,186
The Gap, Inc.	4,480	176,064
Genesco, Inc.*	5,920	452,110
GNC Holdings, Inc., Class A	1,760	79,200
Group 1 Automotive, Inc.	4,640	334,683
Guess?, Inc.	9,440	254,030

See Accompanying Notes to the Financial Statements.

54	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Haverty Furniture Cos, Inc.	1,920	$49,037
hhgregg, Inc.*	3,040	26,205
Hibbett Sports, Inc.*	2,880	155,088
The Home Depot, Inc.	28,320	2,251,723
Jos A Bank Clothiers, Inc.*	2,880	185,904
Kirkland’s, Inc.*	3,040	52,014
L Brands, Inc.	4,320	234,144
Lithia Motors, Inc., Class A	5,280	392,198
Lowe’s Cos., Inc.	20,000	918,200
Lumber Liquidators Holdings, Inc.*	2,560	223,130
MarineMax, Inc.*	2,400	38,544
Mattress Firm Holding Corp.*	1,760	79,534
The Men’s Wearhouse, Inc.	11,360	538,237
Monro Muffler Brake, Inc.	2,880	162,432
Murphy USA, Inc.*	10,400	442,000
New York & Co., Inc.*	1,440	6,034
Office Depot, Inc.*	119,200	487,528
O’Reilly Automotive, Inc.*	2,240	333,290
Outerwall, Inc.*	7,040	488,224
Pacific Sunwear of California, Inc.*	4,160	11,981
Penske Automotive Group, Inc.	7,840	359,542
The Pep Boys-Manny Moe & Jack*	4,000	40,880
PetSmart, Inc.	1,920	129,946
Pier 1 Imports, Inc.	12,480	227,885
RadioShack Corp.*	16,160	23,109
Rent-A-Center, Inc.	10,400	303,784
Restoration Hardware Holdings, Inc.*	1,920	119,789
Ross Stores, Inc.	4,160	283,213
Sally Beauty Holdings, Inc.*	2,720	74,555
Sears Hometown and Outlet Stores, Inc.*	4,000	94,440
Select Comfort Corp.*	14,240	262,016
Shoe Carnival, Inc.	3,040	69,434
Signet Jewelers Ltd.	1,120	113,478
Sonic Automotive, Inc., Class A	8,320	202,509
Stage Stores, Inc.	4,640	88,995
Staples, Inc.	8,160	102,000
Stein Mart, Inc.	4,800	60,000
Tiffany & Co.	2,240	195,978
Tile Shop Holdings, Inc.*	1,760	24,807

	Shares	Value
Specialty Retail – (continued)
TJX Cos., Inc.	13,600	$791,248
Tractor Supply Co.	2,560	172,134
Ulta Salon Cosmetics & Fragrance, Inc.*	960	84,202
Urban Outfitters, Inc.*	3,200	114,096
Vitamin Shoppe, Inc.*	2,560	122,573
The Wet Seal, Inc., Class A*	28,640	32,363
Williams-Sonoma, Inc.	1,600	100,512
Winmark Corp.	160	12,138
Zale Corp.*	2,400	51,336
Zumiez, Inc.*	640	15,648
		20,695,807
Technology Hardware, Storage & Peripherals – 2.0%
3D Systems Corp.*	3,040	143,914
Apple, Inc.	14,240	8,402,881
Cray, Inc.*	3,840	110,246
Diebold, Inc.	10,240	385,126
Electronics For Imaging, Inc.*	4,320	163,253
EMC Corp.	27,680	714,144
Fusion-io, Inc.*	12,640	109,083
Hewlett-Packard Co.	29,280	967,997
Hutchinson Technology, Inc.*	6,400	17,792
Immersion Corp.*	1,920	21,773
Lexmark International, Inc., Class A	14,240	612,320
NCR Corp.*	4,160	126,922
NetApp, Inc.	5,600	199,416
QLogic Corp.*	8,960	103,757
Quantum Corp.*	23,840	25,747
SanDisk Corp.	4,640	394,261
Seagate Technology PLC	4,960	260,797
Silicon Graphics International Corp.*	8,800	106,304
Super Micro Computer, Inc.*	6,880	140,077
Violin Memory, Inc.*	3,040	10,944
Western Digital Corp.	3,200	282,016
		13,298,770
Textiles, Apparel & Luxury Goods – 1.1%
American Apparel, Inc.*	22,720	14,686
Carter’s, Inc.	1,440	106,070
Coach, Inc.	4,320	192,888
Columbia Sportswear Co.	1,120	96,298

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	55

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Crocs, Inc.*	16,640	$251,763
Deckers Outdoor Corp.*	4,000	315,800
Fossil Group, Inc.*	800	85,320
G-III Apparel Group Ltd.*	4,160	298,563
Hanesbrands, Inc.	1,440	118,210
Iconix Brand Group, Inc.*	9,760	414,800
Joe’s Jeans, Inc.*	7,200	7,560
Kate Spade & Co.*	12,320	428,366
Lululemon Athletica, Inc.*	2,720	124,930
Michael Kors Holdings Ltd.*	3,520	321,024
Movado Group, Inc.	1,600	62,848
NIKE, Inc., Class B	14,240	1,038,808
Oxford Industries, Inc.	1,280	84,493
Perry Ellis International, Inc.*	480	7,248
PVH Corp.	1,440	180,821
Quiksilver, Inc.*	31,680	203,386
Ralph Lauren Corp.	1,120	169,534
Skechers U.S.A., Inc., Class A*	5,440	222,986
Steven Madden Ltd.*	5,440	193,718
Tumi Holdings, Inc.*	5,440	111,085
Under Armour, Inc., Class A*	2,560	125,158
Unifi, Inc.*	800	17,712
Vera Bradley, Inc.*	2,080	58,864
VF Corp.	26,880	1,642,099
Wolverine World Wide, Inc.	9,920	278,752
		7,173,790
Thrifts & Mortgage Finance – 0.6%
Astoria Financial Corp.	16,800	222,768
Banc of California, Inc.	2,240	28,157
Bank Mutual Corp.	3,040	18,301
Beneficial Mutual Bancorp, Inc.*	3,680	47,987
Berkshire Hills Bancorp, Inc.	5,440	127,459
BofI Holding, Inc.*	1,600	128,976
Brookline Bancorp, Inc.	10,400	94,432
Capitol Federal Financial, Inc.	13,600	163,744
Dime Community Bancshares, Inc.	6,880	112,144
Doral Financial Corp.*	1,920	18,355
Essent Group Ltd.*	800	15,080
EverBank Financial Corp.	21,440	401,357
Federal Agricultural Mortgage Corp., Class C	2,240	79,699

	Shares	Value
Thrifts & Mortgage Finance – (continued)
First Defiance Financial Corp.	1,760	$47,555
Flagstar Bancorp, Inc.*	4,960	87,296
HomeStreet, Inc.	4,000	72,640
Hudson City Bancorp, Inc.	6,240	62,151
Meta Financial Group, Inc.	160	6,706
MGIC Investment Corp.*	34,560	297,216
Nationstar Mortgage Holdings, Inc.*	640	20,947
New York Community Bancorp, Inc.	6,080	93,693
Northfield Bancorp, Inc.	3,840	49,805
Northwest Bancshares, Inc.	8,960	119,078
OceanFirst Financial Corp.	3,360	54,499
Ocwen Financial Corp.*	3,680	139,472
Oritani Financial Corp.	4,160	61,693
PennyMac Financial Services, Inc., Class A*	2,880	45,706
People’s United Financial, Inc.	5,760	82,253
Provident Financial Holdings, Inc.	2,560	36,019
Provident Financial Services, Inc.	12,320	214,122
Radian Group, Inc.	18,720	261,706
Territorial Bancorp, Inc.	320	6,547
TFS Financial Corp.*	1,760	23,566
Tree.com, Inc.*	480	13,958
TrustCo Bank Corp. NY	20,800	137,488
United Financial Bancorp, Inc.	5,440	85,926
Walker & Dunlop, Inc.*	3,840	60,211
Washington Federal, Inc.	25,920	559,354
WSFS Financial Corp.	1,760	119,011
		4,217,077
Tobacco – 0.9%
Alliance One International, Inc.*	25,120	64,559
Altria Group, Inc.	40,800	1,636,488
Lorillard, Inc.	6,560	389,795
Philip Morris International, Inc.	34,080	2,911,454
Reynolds American, Inc.	6,880	388,238
Universal Corp.	6,080	331,786
Vector Group Ltd.	9,760	207,888
		5,930,208
Trading Companies & Distributors – 0.8%
Aceto Corp.	5,760	126,029
Air Lease Corp.	7,360	264,003

See Accompanying Notes to the Financial Statements.

56	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Trading Companies & Distributors – (continued)
Aircastle Ltd.	9,120	$160,238
Applied Industrial Technologies, Inc.	3,520	168,678
Beacon Roofing Supply, Inc.*	4,160	148,013
CAI International, Inc.*	2,720	59,160
DXP Enterprises, Inc.*	960	108,681
Erickson, Inc.*	480	7,589
Fastenal Co.	5,920	296,474
GATX Corp.	11,200	735,056
H&E Equipment Services, Inc.*	2,720	104,856
Houston Wire & Cable Co.	2,240	27,910
Kaman Corp.	7,360	308,899
MRC Global, Inc.*	25,280	737,923
MSC Industrial Direct Co., Inc., Class A	640	58,278
Rush Enterprises, Inc., Class A*	8,160	261,936
TAL International Group, Inc.*	8,160	344,189
Textainer Group Holdings Ltd.	3,520	138,336
Titan Machinery, Inc.*	6,240	110,074
United Rentals, Inc.*	1,920	180,154
W.W. Grainger, Inc.	960	244,224
Watsco, Inc.	2,880	296,381
WESCO International, Inc.*	1,120	98,314
		4,985,395
Transportation Infrastructure – 0.0%†
Aegean Marine Petroleum Network, Inc.	6,880	63,503
Wesco Aircraft Holdings, Inc.*	3,520	71,315
		134,818
Water Utilities – 0.1%
American States Water Co.	3,680	111,725
American Water Works Co., Inc.	3,040	138,411
Aqua America, Inc.	4,160	104,375
California Water Service Group	4,960	111,600
Connecticut Water Service, Inc.	1,280	41,600
Middlesex Water Co.	2,240	45,539
SJW Corp.	1,280	34,854
		588,104

	Shares	Value
Wireless Telecommunication Services – 0.2%
Boingo Wireless, Inc.*	4,000	$26,400
Leap Wireless International, Inc.*^	12,069	–
NII Holdings, Inc.*	50,560	43,476
NTELOS Holdings Corp.	2,080	28,683
RingCentral, Inc., Class A*	160	2,426
SBA Communications Corp., Class A*	2,080	186,701
Shenandoah Telecommunications Co.	3,680	103,150
Sprint Corp.*	28,480	242,080
Telephone & Data Systems, Inc.	9,600	261,024
T-Mobile US, Inc.*	3,840	112,474
United States Cellular Corp.	160	6,646
USA Mobility, Inc.	2,720	46,594
		1,059,654
Total Common Stocks (Cost $534,688,983)		644,059,185
	No. of Warrants
WARRANTS – 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16 at 8.50 USD*^	2,849	—
Tejon Ranch Co., expiring 08/31/16 at 40.00 USD*	142	483
Total Warrants (Cost $–)		483
	Principal Amount
U.S. GOVERNMENT & AGENCY SECURITY – 0.1%
U.S. Treasury Bill 0.00%, due 10/02/14(a) (b)	$440,000	439,932
Total U.S. Government & Agency Security (Cost $439,914)		439,932
Total Investment Securities (Cost $535,128,897) – 99.4%		644,499,600
Other assets less liabilities – 0.6%		3,952,495
NET ASSETS – 100.0%		$648,452,095

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	57

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

*	Non-income producing security.

‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is an indirect subsidiary of Northern Trust Corporation.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At April 30, 2014, the value of these securities amounted to $43 or 0.00% of net assets.

†	Amount represents less than 0.05%.

(a)	Security pledged as collateral to cover margin requirements for open futures contracts.

(b)	Zero coupon security. Rate disclosed is yield as of April 30, 2014.

Percentages shown are based on Net Assets.

Abbreviation:

USD – US Dollar

As of April 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$116,596,972
Aggregate gross unrealized depreciation	(7,017,961)
Net unrealized appreciation	$109,579,011
Federal income tax cost of investments	$534,920,589

Investment in a company which was affiliated for the period ending April 30, 2014, was as follows:

Security	Value October 31, 2013	Purchases at Cost	Sales at Cost	Value April 30, 2014	Dividend Income	Realized Gain
Northern Trust Corp.	$198,034	$76,488	$15,447	$269,920	$2,428	$84

Futures Contracts Purchased

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of April 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 400® Futures Contracts	6	06/20/14	$811,860	$(137)
E-Mini S&P 500® Futures Contracts	23	06/20/14	2,159,585	35,886
Mini Russell 2000® Futures Contracts	14	06/20/14	1,573,040	(52,136)
				$(16,387)

See Accompanying Notes to the Financial Statements.

58	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

April 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.8%
Aerospace & Defense – 0.9%
Airbus Group N.V.	16,398	$1,125,237
BAE Systems PLC	89,149	602,130
Bombardier, Inc., Class A	800	3,222
Bombardier, Inc., Class B	36,163	145,318
CAE, Inc.	7,384	97,359
Chemring Group PLC	40,121	151,752
Cobham PLC	39,652	206,688
Elbit Systems Ltd.	412	24,294
Finmeccanica SpA*	9,150	84,431
Kongsberg Gruppen AS	2,303	53,939
MacDonald Dettwiler & Associates Ltd.	250	19,363
Meggitt PLC	21,351	171,861
MTU Aero Engines AG	1,244	116,998
QinetiQ Group PLC	65,061	231,582
Rolls-Royce Holdings PLC*	50,877	902,038
Rolls-Royce Holdings PLC (Preference), Class C*^	6,817,518	11,512
Saab AB, Class B	15,140	462,315
Safran S.A.	6,808	457,303
Singapore Technologies Engineering Ltd.	48,000	146,063
Thales S.A.	3,453	219,519
Ultra Electronics Holdings PLC	5,523	158,166
Zodiac Aerospace	4,610	153,120
		5,544,210
Air Freight & Logistics – 0.4%
Bollore S.A.	66	42,031
CWT Ltd.	95,000	110,109
Deutsche Post AG (Registered)	24,426	919,005
Financiere de L’Odet	39	54,208
Freightways Ltd.	5,961	25,605
Kintetsu World Express, Inc.	800	31,718
Mainfreight Ltd.	10,827	124,640
Oesterreichische Post AG	1,006	51,345
Panalpina Welttransport Holding AG (Registered)	1,114	174,606
PostNL N.V.*	100,161	439,133
Royal Mail PLC*	12,166	108,775

	Shares	Value
Air Freight & Logistics – (continued)
The Shibusawa Warehouse Co. Ltd.	2,000	$6,637
Singapore Post Ltd.	5,000	5,636
TNT Express N.V.	2,492	22,425
Toll Holdings Ltd.	26,495	129,864
Yamato Holdings Co. Ltd.	9,300	191,371
Yusen Logistics Co. Ltd.	2,100	24,197
		2,461,305
Airlines – 0.2%
Aegean Airlines S.A.*	2,412	24,916
Air France-KLM*	9,257	133,038
Air New Zealand Ltd.	2,717	4,902
ANA Holdings, Inc.	35,000	76,407
Cathay Pacific Airways Ltd.	27,000	50,985
Deutsche Lufthansa AG (Registered)	9,082	227,675
easyJet PLC	2,212	61,143
Finnair Oyj*	18,495	77,189
International Consolidated Airlines Group S.A.*	20,313	138,604
Japan Airlines Co. Ltd.	2,900	150,181
Norwegian Air Shuttle AS*	532	21,080
Qantas Airways Ltd.*	22,594	25,540
SAS AB*	30,305	64,638
Singapore Airlines Ltd.	18,000	148,835
Tiger Airways Holdings Ltd.*	105,800	37,083
Virgin Australia Holdings Ltd.*	108,255	37,112
WestJet Airlines Ltd.	2,400	54,585
		1,333,913
Auto Components – 1.5%
Aisin Seiki Co. Ltd.	4,600	162,565
Akebono Brake Industry Co. Ltd.	14,500	73,813
ARB Corp. Ltd.	1,725	19,499
Brembo SpA	3,974	146,845
Bridgestone Corp.	18,400	659,266
Calsonic Kansei Corp.	6,000	29,545
Cie Generale des Etablissements Michelin	5,070	618,623
Continental AG	2,867	671,219
Daido Metal Co. Ltd.	4,000	42,604

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	59

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Denso Corp.	13,800	$628,464
Eagle Industry Co. Ltd.	1,000	15,781
ElringKlinger AG	2,512	101,060
Exedy Corp.	2,000	53,412
F.C.C. Co. Ltd.	6,800	116,229
Faurecia	11,600	521,041
Futaba Industrial Co. Ltd.	5,700	25,557
GKN PLC	45,727	296,495
G-Tekt Corp.	2,800	31,413
HI-LEX Corp.	6,000	148,370
Keihin Corp.	8,300	120,255
Kinugawa Rubber Industrial Co. Ltd.	9,000	37,621
Koito Manufacturing Co. Ltd.	2,000	43,622
KYB Co. Ltd.	8,000	32,580
Leoni AG	7,407	549,762
Linamar Corp.	2,767	138,344
Magna International, Inc.	5,753	562,902
Martinrea International, Inc.	18,782	188,941
Mitsuba Corp.	6,700	98,778
Musashi Seimitsu Industry Co. Ltd.	4,200	92,634
NGK Spark Plug Co. Ltd.	3,000	68,752
NHK Spring Co. Ltd.	2,100	18,954
Nifco, Inc.	200	5,580
Nippon Seiki Co. Ltd.	12,000	209,692
Nissan Shatai Co. Ltd.	1,000	15,232
Nissin Kogyo Co. Ltd.	2,200	40,619
NOK Corp.	800	13,094
Nokian Renkaat Oyj	3,846	152,621
Pirelli & C. SpA	7,891	132,170
Plastic Omnium S.A.	12,473	423,714
Press Kogyo Co. Ltd.	20,000	73,226
Riken Corp.	15,000	61,380
Sanden Corp.	22,000	104,670
Showa Corp.	9,700	106,543
Stanley Electric Co. Ltd.	6,600	146,021
Sumitomo Rubber Industries Ltd.	4,000	55,565
Tachi-S Co. Ltd.	3,900	61,163
Takata Corp.	2,400	56,552
Tokai Rika Co. Ltd.	2,600	45,204
Tokai Rubber Industries Ltd.	7,600	78,641

	Shares	Value
Auto Components – (continued)
Topre Corp.	9,800	$99,103
Toyo Tire & Rubber Co. Ltd.	8,000	59,599
Toyoda Gosei Co. Ltd.	200	3,689
Toyota Boshoku Corp.	4,200	43,377
Toyota Industries Corp.	4,600	212,100
TPR Co. Ltd.	3,700	54,622
TS Tech Co. Ltd.	1,100	29,355
Unipres Corp.	9,500	183,490
Valeo S.A.	1,887	258,345
Xinyi Glass Holdings Ltd.	10,000	7,868
The Yokohama Rubber Co. Ltd.	5,000	44,689
Yorozu Corp.	2,200	41,071
		9,133,941
Automobiles – 2.5%
Bayerische Motoren Werke AG	8,922	1,115,599
Bayerische Motoren Werke AG (Preference)	2,211	217,355
Daihatsu Motor Co. Ltd.	4,200	69,527
Daimler AG (Registered)	26,397	2,442,369
FFP*	1,031	70,469
Fiat SpA*	23,140	278,496
Fuji Heavy Industries Ltd.	15,500	407,416
Honda Motor Co. Ltd.	46,000	1,522,075
Isuzu Motors Ltd.	29,000	168,350
Mazda Motor Corp.	80,000	357,905
Mitsubishi Motors Corp.	21,000	227,372
Nissan Motor Co. Ltd.	69,100	593,252
Peugeot S.A.*	17,905	316,658
Piaggio & C SpA	4,425	18,272
Porsche Automobil Holding SE (Preference)	4,278	470,677
Renault S.A.	5,063	492,460
Suzuki Motor Corp.	9,900	255,374
Toyota Motor Corp.	78,400	4,233,523
Volkswagen AG*	783	208,991
Volkswagen AG (Preference)*	4,002	1,077,056
Yamaha Motor Co. Ltd.	5,800	89,541
		14,632,737
Banks – 11.6%
The 77 Bank Ltd.	1,000	4,513
The Aichi Bank Ltd.	1,200	58,502

See Accompanying Notes to the Financial Statements.

60	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
The Akita Bank Ltd.	46,000	$127,890
Aktia Bank Oyj	4,665	58,344
Alpha Bank AE*	69,491	67,158
The Aomori Bank Ltd.	47,000	129,290
Aozora Bank Ltd.	28,000	83,328
Australia & New Zealand Banking Group Ltd.	76,459	2,441,961
The Awa Bank Ltd.	6,000	32,129
Banca Carige SpA*	190,724	140,687
Banca Monte dei Paschi di Siena SpA*	151,617	50,433
Banca Popolare dell’Emilia Romagna SC*	6,482	74,462
Banca Popolare di Milano Scarl*	219,156	220,610
Banca Popolare di Sondrio SCARL	37,492	268,760
Banco Bilbao Vizcaya Argentaria S.A.	164,493	2,017,348
Banco BPI S.A. (Registered)*	89,728	230,038
Banco Comercial Portugues S.A., Class R*	453,319	137,652
Banco de Sabadell S.A.	113,818	386,645
Banco Espirito Santo S.A. (Registered)*	34,748	61,477
Banco Popolare SC*	9,766	200,949
Banco Popular Espanol S.A.	45,783	336,446
Banco Santander S.A.	321,294	3,192,828
Banco Santander S.A.*^	6,687	66,452
Bank Coop AG	1,264	61,804
Bank Hapoalim BM	33,104	186,786
Bank Leumi Le-Israel BM*	46,415	181,433
Bank of East Asia Ltd.	38,125	157,116
Bank of Greece	2,951	60,803
The Bank of Iwate Ltd.	4,700	208,659
The Bank of Kyoto Ltd.	5,000	40,724
Bank of Montreal	18,314	1,260,762
The Bank of Nagoya Ltd.	10,000	37,592
Bank of Nova Scotia	33,491	2,032,439
The Bank of Okinawa Ltd.	400	16,779
Bank of Queensland Ltd.	14,585	165,678
The Bank of Saga Ltd.	13,000	27,107

	Shares	Value
Banks – (continued)
Bank of the Ryukyus Ltd.	9,500	$125,737
The Bank of Yokohama Ltd.	46,000	231,013
Bankia S.A.*	108,159	220,303
Bankinter S.A.	16,712	127,747
Banque Cantonale Vaudoise (Registered)*	285	168,970
Barclays PLC	427,992	1,822,614
Bendigo and Adelaide Bank Ltd.	14,078	150,136
Berner Kantonalbank AG (Registered)	259	63,511
BNP Paribas S.A.	28,244	2,119,041
CaixaBank S.A.	47,677	290,208
Canadian Imperial Bank of Commerce	11,088	987,306
Canadian Western Bank	1,676	56,719
The Chiba Bank Ltd.	22,000	139,775
The Chiba Kogyo Bank Ltd.	5,700	37,051
Chong Hing Bank Ltd.^	923	3,226
The Chugoku Bank Ltd.	1,000	13,255
The Chukyo Bank Ltd.	18,000	30,661
Comdirect Bank AG	411	4,731
Commerzbank AG*	27,245	483,729
Commonwealth Bank of Australia	44,898	3,282,259
Credit Agricole S.A.*	27,417	431,661
Credito Emiliano SpA	4,982	50,980
Credito Valtellinese Scarl*	121,598	289,658
Dah Sing Banking Group Ltd.	24,640	36,931
Dah Sing Financial Holdings Ltd.	44,540	198,489
The Daisan Bank Ltd.	74,000	123,877
The Daishi Bank Ltd.	8,000	28,899
Danske Bank A/S	18,955	535,228
DBS Group Holdings Ltd.	47,000	634,230
Deutsche Postbank AG	611	30,922
DNB ASA	27,234	480,565
The Ehime Bank Ltd.	31,000	67,978
The Eighteenth Bank Ltd.	46,000	102,673
Erste Group Bank AG	6,259	209,931
Espirito Santo Financial Group S.A.*	34,971	154,680
FIBI Holdings Ltd.*	1,280	32,731
The Fukui Bank Ltd.	60,000	142,144
Fukuoka Financial Group, Inc.	10,000	40,822

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	61

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
The Governor & Co. of the Bank of Ireland*	602,876	$236,565
The Gunma Bank Ltd.	2,000	10,631
The Hachijuni Bank Ltd.	10,000	54,626
Hang Seng Bank Ltd.	23,000	374,688
The Higashi-Nippon Bank Ltd.	29,000	72,677
The Higo Bank Ltd.	8,000	41,116
The Hiroshima Bank Ltd.	23,000	94,567
The Hokkoku Bank Ltd.	17,000	56,916
The Hokuetsu Bank Ltd.	30,000	61,380
Hokuhoku Financial Group, Inc.	32,000	61,713
HSBC Holdings PLC	523,053	5,335,418
The Hyakugo Bank Ltd.	49,000	189,956
The Hyakujushi Bank Ltd.	10,000	33,480
Intesa Sanpaolo SpA	328,874	1,116,668
Israel Discount Bank Ltd., Class A*	3,293	5,880
The Iyo Bank Ltd.	6,000	53,979
The Joyo Bank Ltd.	28,000	136,231
The Juroku Bank Ltd.	9,000	31,454
Jyske Bank A/S (Registered)*	2,322	127,465
The Kagoshima Bank Ltd.	7,000	43,720
Kansai Urban Banking Corp.	86,000	107,763
KBC Groep N.V.	7,360	448,102
The Keiyo Bank Ltd.	5,000	22,026
Laurentian Bank of Canada	8,421	361,256
Liechtensteinische Landesbank AG	1,143	56,472
Lloyds Banking Group PLC*	1,312,898	1,670,651
Luzerner Kantonalbank AG (Registered)	162	66,653
The Michinoku Bank Ltd.	8,000	16,838
The Mie Bank Ltd.	10,000	21,537
The Minato Bank Ltd.	29,000	49,398
Mitsubishi UFJ Financial Group, Inc.	355,900	1,888,378
The Miyazaki Bank Ltd.	20,000	61,087
Mizrahi Tefahot Bank Ltd.	4,192	56,002
Mizuho Financial Group, Inc.	659,300	1,290,847
The Musashino Bank Ltd.	6,500	208,076
The Nanto Bank Ltd.	46,000	172,472
National Australia Bank Ltd.	65,510	2,142,650

	Shares	Value
Banks – (continued)
National Bank of Canada	9,206	$381,595
National Bank of Greece S.A.*	8,403	32,623
Natixis	27,394	194,360
The Nishi-Nippon City Bank Ltd.	34,000	77,220
Nordea Bank AB	88,182	1,271,264
North Pacific Bank Ltd.	6,000	24,317
The Ogaki Kyoritsu Bank Ltd.	15,000	40,529
The Oita Bank Ltd.	52,000	189,369
Oversea-Chinese Banking Corp. Ltd.	73,000	561,158
Piraeus Bank S.A.*	27,728	65,359
Raiffeisen Bank International AG	2,526	79,680
Resona Holdings, Inc.	55,500	283,612
Ringkjoebing Landbobank A/S	244	55,798
Royal Bank of Canada	39,746	2,649,250
Royal Bank of Scotland Group PLC*	57,004	287,607
The San-In Godo Bank Ltd.	30,000	197,944
Senshu Ikeda Holdings, Inc.	57,300	263,081
Seven Bank Ltd.	6,400	24,247
The Shiga Bank Ltd.	1,000	5,463
The Shikoku Bank Ltd.	45,000	90,749
The Shimizu Bank Ltd.	800	19,571
Shinsei Bank Ltd.	37,000	72,080
The Shizuoka Bank Ltd.	10,000	95,546
Skandinaviska Enskilda Banken AB, Class A	38,917	534,766
Societe Generale S.A.	19,567	1,215,452
Spar Nord Bank A/S	18,723	210,427
SpareBank 1 SMN	33,304	294,956
St. Galler Kantonalbank AG (Registered)	142	60,964
Standard Chartered PLC	63,402	1,371,941
Sumitomo Mitsui Financial Group, Inc.	36,900	1,456,855
Sumitomo Mitsui Trust Holdings, Inc.	98,000	403,896
Suruga Bank Ltd.	5,000	85,756
Svenska Handelsbanken AB, Class A	13,571	679,498
Swedbank AB, Class A	27,391	725,871
Sydbank A/S*	14,725	392,262
The Tochigi Bank Ltd.	16,000	62,340

See Accompanying Notes to the Financial Statements.

62	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
The Toho Bank Ltd.	63,000	$210,925
The Tokyo Tomin Bank Ltd.	10,200	105,844
TOMONY Holdings, Inc.	31,700	134,682
The Toronto-Dominion Bank	51,480	2,473,498
The Towa Bank Ltd.	43,000	40,832
UniCredit SpA	118,130	1,054,828
Unione di Banche Italiane SCPA	25,024	238,022
United Overseas Bank Ltd.	33,000	572,016
Valiant Holding AG (Registered)	3,242	358,831
Westpac Banking Corp.	86,511	2,815,106
Wing Hang Bank Ltd.	2,511	40,420
The Yachiyo Bank Ltd.	2,300	62,189
The Yamagata Bank Ltd.	30,000	128,341
Yamaguchi Financial Group, Inc.	1,000	9,222
The Yamanashi Chuo Bank Ltd.	48,000	208,164
Zuger Kantonalbank AG*	4	21,625
		68,487,264
Beverages – 1.7%
Anheuser-Busch InBev N.V.	21,733	2,363,702
Asahi Group Holdings Ltd.	10,000	275,869
Britvic PLC	22,311	272,943
C&C Group PLC	31,589	187,901
Carlsberg A/S, Class B	2,899	289,466
Coca-Cola Amatil Ltd.	16,192	138,775
Coca-Cola East Japan Co. Ltd.	2,606	58,625
Coca-Cola HBC AG (CDI)	5,424	137,197
Coca-Cola West Co. Ltd.	1,000	17,406
Corby Spirit and Wine Ltd.	638	12,714
Cott Corp.	23,206	188,194
Davide Campari-Milano SpA	2,464	21,387
Diageo PLC	70,438	2,161,700
Heineken Holding N.V.	2,760	176,036
Heineken N.V.	6,455	447,509
Ito En Ltd.	200	4,278
Kirin Holdings Co. Ltd.	31,500	436,344
Molson Coors Canada, Inc., Class B	620	37,128
Pernod-Ricard S.A.	5,982	717,544
Remy Cointreau S.A.	2,262	198,815
Royal UNIBREW A/S*	626	97,336
SABMiller PLC	25,717	1,398,484

	Shares	Value
Beverages – (continued)
Sapporo Holdings Ltd.	2,000	$8,478
Suntory Beverage & Food Ltd.	3,000	104,699
Takara Holdings, Inc.	3,000	22,966
Treasury Wine Estates Ltd.	10,860	38,337
		9,813,833
Biotechnology – 0.4%
3-D Matrix Ltd.*	600	21,439
Abcam PLC	7,151	47,696
Actelion Ltd. (Registered)*	3,593	352,791
Active Biotech AB*	2,024	10,684
Basilea Pharmaceutica (Registered)*	531	55,455
CK Life Sciences International Holdings, Inc.	48,000	4,829
CSL Ltd.	13,941	883,913
Genmab A/S*	2,959	109,883
Genus PLC	5,063	86,688
Grifols S.A.	4,143	221,162
Grifols S.A., Class B	4,798	196,919
Japan Tissue Engineering Co. Ltd.*	418	4,894
Kamada Ltd.*	1,374	19,927
Mesoblast Ltd.*	9,717	41,955
NanoCarrier Co. Ltd.*	1,466	14,983
OncoTherapy Science, Inc.*	7,700	8,970
PeptiDream, Inc.*	100	5,981
ReproCELL, Inc.*	1,100	8,206
Swedish Orphan Biovitrum AB*	10,432	114,294
Takara Bio, Inc.	200	2,161
ThromboGenics N.V.*	2,158	68,611
UMN Pharma, Inc.*	600	15,924
Zeltia S.A.*	4,904	18,461
		2,315,826
Building Products – 0.7%
Aica Kogyo Co. Ltd.	1,500	31,351
Asahi Glass Co. Ltd.	21,000	119,031
Assa Abloy AB, Class B*	8,971	473,817
Belimo Holding AG (Registered)	21	59,056
Central Glass Co. Ltd.	46,000	150,857
Cie de St-Gobain	11,553	705,148
Daikin Industries Ltd.	5,500	317,724

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	63

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Building Products – (continued)
Geberit AG (Registered)	1,060	$353,113
GWA Group Ltd.	7,794	19,426
Hills Ltd.	34,043	53,307
James Halstead PLC	4,475	22,669
Kingspan Group PLC	12,118	227,922
Lindab International AB*	2,940	36,542
LIXIL Group Corp.	6,000	158,767
Nibe Industrier AB, Class B	6,166	172,673
Nichias Corp.	18,000	121,938
Nichiha Corp.	5,000	57,562
Nippon Sheet Glass Co. Ltd.*	51,000	65,404
Nitto Boseki Co. Ltd.	9,000	37,533
Noritz Corp.	3,200	56,795
Okabe Co. Ltd.	2,500	34,337
Rockwool International A/S, Class B	82	15,797
Sankyo Tateyama, Inc.	4,600	90,964
Sanwa Holdings Corp.	8,000	48,869
Sekisui Jushi Corp.	5,000	66,618
Takara Standard Co. Ltd.	22,000	157,004
Takasago Thermal Engineering Co. Ltd.	15,600	152,411
TOTO Ltd.	6,000	84,875
Uponor Oyj	6,043	119,567
Wienerberger AG	3,084	57,236
		4,068,313
Capital Markets – 2.2%
3i Group PLC	36,527	234,252
Aberdeen Asset Management PLC	23,435	172,847
ABG Sundal Collier Holding ASA	12,905	11,917
AGF Management Ltd., Class B	2,200	24,477
Alaris Royalty Corp.	1,680	40,950
Allied Properties HK Ltd.	266,000	46,662
ARA Asset Management Ltd.	15,200	22,097
Ashmore Group PLC	16,608	98,264
Avanza Bank Holding AB	807	30,153
Azimut Holding SpA	3,015	93,851
Banca Generali SpA	3,728	117,131
BinckBank N.V.	17,756	200,453

	Shares	Value
Capital Markets – (continued)
Boursorama*	2,694	$45,310
Brederode S.A.	3,184	124,673
BT Investment Management Ltd.	6,705	41,624
Canaccord Genuity Group, Inc.	20,839	179,822
CI Financial Corp.	4,004	129,885
Close Brothers Group PLC	6,370	150,155
Credit Suisse Group AG (Registered)*	43,385	1,375,291
Daiwa Securities Group, Inc.	46,000	344,493
Deutsche Bank AG (Registered)	29,568	1,302,081
Dundee Corp., Class A*	2,100	30,616
EFG International AG*	2,879	36,460
F&C Asset Management PLC	111,007	223,804
GAM Holding AG*	11,413	207,403
GCA Savvian Corp.	3,100	23,914
Gimv N.V.	2,762	143,114
GMP Capital, Inc.	15,736	119,155
Hargreaves Lansdown PLC	10,309	203,665
Henderson Group PLC	12,382	52,436
ICAP PLC	24,850	173,758
Ichigo Group Holdings Co. Ltd.	9,700	28,677
Ichiyoshi Securities Co. Ltd.	7,100	84,588
IGM Financial, Inc.	3,358	167,036
Intermediate Capital Group PLC	20,899	156,542
Investec PLC	20,570	181,135
IOOF Holdings Ltd.	11,245	88,354
Jafco Co. Ltd.	300	11,468
Julius Baer Group Ltd.*	5,338	249,485
Jupiter Fund Management PLC	24,842	162,838
kabu.com Securities Co. Ltd.	2,000	8,869
Kyokuto Securities Co. Ltd.	2,700	42,291
Macquarie Group Ltd.	7,426	397,008
Magellan Financial Group Ltd.	4,385	50,787
Man Group PLC	145,504	242,128
Marusan Securities Co. Ltd.	3,200	22,367
Matsui Securities Co. Ltd.	1,300	11,950
Mediobanca SpA*	20,169	223,163
Melker Schorling AB	797	43,012
MLP AG	11,567	78,587
Monex Group, Inc.	43,200	144,634
Nomura Holdings, Inc.	106,000	610,162
Okasan Securities Group, Inc.	4,000	27,881
Paris Orleans S.A.	6,169	153,110

See Accompanying Notes to the Financial Statements.

64	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Partners Group Holding AG	554	$151,517
Perpetual Ltd.	3,542	153,918
Platinum Asset Management Ltd.	10,774	65,686
Ratos AB, Class B	406	4,115
SBI Holdings, Inc.	5,200	59,305
Schroders PLC	1,174	50,669
Schroders PLC (Non-Voting)	1,249	41,104
Sparx Group Co. Ltd.	7,300	13,078
Sprott, Inc.	1,700	5,034
Sun Hung Kai & Co. Ltd.	256,000	178,309
SVG Capital PLC*	46,235	331,798
Tetragon Financial Group Ltd.	31,012	320,044
Tokai Tokyo Financial Holdings, Inc.	2,200	14,774
Tullett Prebon PLC	43,980	236,080
UBS AG (Registered)*	102,224	2,136,319
UOB-Kay Hian Holdings Ltd.	35,000	46,979
Value Partners Group Ltd.	6,000	3,854
Vontobel Holding AG (Registered)	4,002	156,589
VP Bank AG	536	53,390
VZ Holding AG	178	29,860
		13,239,207
Chemicals – 3.6%
Achilles Corp.	25,000	33,040
ADEKA Corp.	4,200	46,214
Agrium, Inc.	4,646	445,655
Air Liquide S.A.	8,559	1,223,537
Air Water, Inc.	3,000	42,144
Akzo Nobel N.V.	6,532	502,570
Alent PLC	17,305	92,921
Arkema S.A.	1,748	194,792
Asahi Kasei Corp.	28,000	190,504
AZ Electronic Materials S.A.	22,316	151,706
BASF SE*	25,721	2,975,402
C Uyemura & Co. Ltd.	1,100	50,827
Canexus Corp.	13,180	57,887
Chemtrade Logistics Income Fund	15,329	283,547
Chr Hansen Holding A/S	4,188	188,664
Chugoku Marine Paints Ltd.	15,000	95,595

	Shares	Value
Chemicals – (continued)
Clariant AG (Registered)*	7,288	$143,368
Croda International PLC	3,590	156,154
Daicel Corp.	6,000	50,162
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	15,000	63,436
Daiso Co. Ltd.	32,000	106,197
Denki Kagaku Kogyo KK	2,000	6,637
DIC Corp.	8,000	21,224
DuluxGroup Ltd.	32,983	175,111
Earth Chemical Co. Ltd.	400	14,312
Elementis PLC	40,205	188,254
EMS-Chemie Holding AG (Registered)	114	44,379
Essentra PLC	14,357	193,940
Evonik Industries AG*	3,180	125,376
Frutarom Industries Ltd.	1,635	39,206
Fuchs Petrolub SE	27	2,482
Fuchs Petrolub SE (Preference)	1,615	162,057
Fujimi, Inc.	2,900	33,500
Fujimori Kogyo Co. Ltd.	2,200	61,897
Givaudan S.A. (Registered)*	230	362,326
Hexpol AB	574	54,080
Hitachi Chemical Co. Ltd.	1,700	25,013
Incitec Pivot Ltd.	53,324	142,293
Ishihara Sangyo Kaisha Ltd.*	59,000	56,025
Israel Chemicals Ltd.	13,481	119,414
The Israel Corp. Ltd.*	37	20,855
Johnson Matthey PLC	5,429	300,040
JSP Corp.	2,500	37,567
JSR Corp.	3,900	63,950
K+S AG (Registered)	38,916	1,360,036
Kaneka Corp.	1,000	5,874
Kansai Paint Co. Ltd.	3,000	42,026
Kemira Oyj	5,578	85,076
Koninklijke DSM N.V.	4,521	323,961
Koninklijke Ten Cate N.V.	7,959	236,768
Kumiai Chemical Industry Co. Ltd.	5,000	33,970
Kuraray Co. Ltd.	9,400	105,549
Kureha Corp.	26,000	122,937
Lanxess AG	3,138	238,434
Lenzing AG	485	30,934
Linde AG	5,062	1,048,947

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	65

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Lintec Corp.	1,800	$33,463
Methanex Corp.	3,471	214,722
Mitsubishi Chemical Holdings Corp.	46,500	186,182
Mitsubishi Gas Chemical Co., Inc.	8,000	46,207
Mitsui Chemicals, Inc.	11,000	26,814
Nihon Nohyaku Co. Ltd.	3,000	37,386
Nihon Parkerizing Co. Ltd.	1,000	21,821
Nippon Kayaku Co. Ltd.	3,000	35,742
Nippon Paint Co. Ltd.	3,000	46,402
Nippon Shokubai Co. Ltd.	1,000	11,522
Nippon Soda Co. Ltd.	27,000	150,132
The Nippon Synthetic Chemical Industry Co. Ltd.	9,000	59,912
Nissan Chemical Industries Ltd.	3,800	56,730
Nitto Denko Corp.	4,600	198,590
NOF Corp.	12,000	83,172
Novozymes A/S, Class B	7,040	337,022
Nufarm Ltd.	45,099	173,414
Nuplex Industries Ltd.	10,452	31,428
Okamoto Industries, Inc.	10,000	32,893
Orica Ltd.	11,132	225,575
Potash Corp. of Saskatchewan, Inc.	23,828	860,235
Sakai Chemical Industry Co. Ltd.	14,000	39,471
Sakata INX Corp.	7,100	62,486
Sanyo Chemical Industries Ltd.	22,000	134,606
Sateri Holdings Ltd.	12,000	2,229
Shin-Etsu Chemical Co. Ltd.	10,700	628,278
Shin-Etsu Polymer Co. Ltd.	3,800	14,210
Showa Denko KK	30,000	39,941
Sika AG	57	230,408
SK Kaken Co. Ltd.	2,000	135,095
Solvay S.A.	1,381	223,460
Sumitomo Bakelite Co. Ltd.	48,000	182,790
Sumitomo Chemical Co. Ltd.	46,000	172,472
Symrise AG	2,670	134,664
Syngenta AG (Registered)*	2,622	1,038,139
T Hasegawa Co. Ltd.	4,600	68,313
Taiyo Holdings Co. Ltd.	900	27,225
Taiyo Nippon Sanso Corp.	1,000	7,969

	Shares	Value
Chemicals – (continued)
Takasago International Corp.	16,000	$78,316
Teijin Ltd.	11,000	27,029
Tenma Corp.	3,100	40,514
Tessenderlo Chemie N.V.	786	24,047
Tikkurila Oyj	2,026	50,228
Toagosei Co. Ltd.	50,000	209,496
Tokai Carbon Co. Ltd.	11,000	35,321
Tokuyama Corp.	16,000	46,363
Tokyo Ohka Kogyo Co. Ltd.	2,900	66,290
Toray Industries, Inc.	46,000	300,362
Tosoh Corp.	23,000	87,812
Toyo Ink SC Holdings Co. Ltd.	8,000	32,658
Toyobo Co. Ltd.	2,000	3,231
Ube Industries Ltd.	15,000	25,404
Umicore S.A.	3,920	192,001
Victrex PLC	7,270	228,452
Wacker Chemie AG	136	15,942
Yara International ASA	3,876	182,604
Yule Catto & Co. PLC	76,361	340,400
Zeon Corp.	5,000	46,549
		21,022,911
Commercial Services & Supplies – 1.1%
Aeon Delight Co. Ltd.	3,400	74,956
Aggreko PLC	7,682	204,560
Babcock International Group PLC	9,065	182,762
Berendsen PLC	17,900	312,829
Bilfinger SE*	1,291	153,281
Black Diamond Group Ltd.	1,700	53,380
Brambles Ltd.	37,977	331,819
Cabcharge Australia Ltd.	18,982	68,241
Caverion Corp.	22,420	247,448
Dai Nippon Printing Co. Ltd.	17,000	153,441
Daiseki Co. Ltd.	2,500	39,648
De La Rue PLC	8,788	121,605
Derichebourg S.A.	32,206	125,035
Downer EDI Ltd.	7,322	33,853
Duskin Co. Ltd.	200	3,697
Edenred	5,293	178,411
G4S PLC	32,524	129,607
Gategroup Holding AG*	1,364	42,448
Homeserve PLC	69,489	396,360

See Accompanying Notes to the Financial Statements.

66	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
Horizon North Logistics, Inc.	13,585	$98,906
Intrum Justitia AB	8,236	237,719
Kaba Holding AG (Registered), Class B*	279	134,279
Kokuyo Co. Ltd.	5,600	42,870
Lassila & Tikanoja Oyj	1,342	26,144
Loomis AB, Class B	2,980	80,709
Matsuda Sangyo Co. Ltd.	800	8,889
Mineral Resources Ltd.	10,646	114,620
Mitie Group PLC	72,317	388,435
Mitsubishi Pencil Co. Ltd.	900	26,740
Moshi Moshi Hotline, Inc.	2,400	24,294
Newalta Corp.	1,643	30,092
Nissha Printing Co. Ltd.	5,600	72,858
Okamura Corp.	13,000	110,974
Oyo Corp.	1,100	15,259
Park24 Co. Ltd.	2,200	40,188
PayPoint PLC	4,015	77,083
Pilot Corp.	2,200	92,286
Progressive Waste Solutions Ltd.	824	20,032
Prosegur Cia de Seguridad S.A.	19,123	128,067
Regus PLC	39,797	140,446
Rentokil Initial PLC	86,121	172,904
Ritchie Bros Auctioneers, Inc.	166	4,143
RPS Group PLC	32,062	159,437
Salmat Ltd.	3,131	5,541
Sato Holdings Corp.	1,100	23,874
Secom Co. Ltd.	5,100	293,718
Securitas AB, Class B	14,127	170,060
Serco Group PLC	14,620	83,959
Shanks Group PLC	62,474	107,337
Societe BIC S.A.	2,265	300,172
Sohgo Security Services Co. Ltd.	1,000	21,175
Tomra Systems ASA	10,885	100,972
Toppan Forms Co. Ltd.	7,100	65,335
Toppan Printing Co. Ltd.	12,000	82,584
Transcontinental, Inc., Class A	11,756	171,072
Transfield Services Ltd.*	138,691	122,721
Transpacific Industries Group Ltd.*	103,638	107,069
		6,756,344

	Shares	Value
Communications Equipment – 0.4%
Aiphone Co. Ltd.	2,100	$34,332
Alcatel-Lucent*	84,828	338,976
Denki Kogyo Co. Ltd.	2,000	11,885
Ei Towers SpA	231	13,132
EVS Broadcast Equipment S.A.	1,801	113,871
Hitachi Kokusai Electric, Inc.	1,000	11,415
Icom, Inc.	1,400	32,276
Japan Radio Co. Ltd.*	5,000	19,432
Pace PLC	60,359	371,699
Sierra Wireless, Inc.*	2,800	60,365
Spirent Communications PLC	29,594	47,547
Telefonaktiebolaget LM Ericsson, Class A	1,434	16,459
Telefonaktiebolaget LM Ericsson, Class B	82,157	989,631
VTech Holdings Ltd.	2,500	34,503
Wi-Lan, Inc.	28,853	88,601
		2,184,124
Construction & Engineering – 2.0%
Abengoa S.A.*^	1,209	5,383
Abengoa S.A., Class B	41,766	185,951
ACS Actividades de Construccion y Servicios S.A.	2,705	115,800
Aecon Group, Inc.	15,870	266,223
Arcadis N.V.	5,395	191,350
Ausdrill Ltd.	59,189	51,003
Badger Daylighting Ltd.	2,361	82,182
Balfour Beatty PLC	8,637	40,879
Bird Construction, Inc.	12,207	156,835
Bouygues S.A.	5,069	227,826
Cardno Ltd.	25,722	166,352
Carillion PLC	89,128	556,538
Chiyoda Corp.	4,000	53,607
Chudenko Corp.	2,300	32,873
Cie d’Entreprises CFE	3,222	354,806
COMSYS Holdings Corp.	2,000	32,795
Eiffage S.A.*	7,740	584,352
Elecnor S.A.	8,531	122,545
Ellaktor S.A.*	6,332	33,363
Ferrovial S.A.	10,443	231,676
FLSmidth & Co. A/S	11,571	617,988

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	67

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
Fomento de Construcciones y Contratas S.A.*	5,065	$111,418
Galliford Try PLC	10,960	219,857
Hazama Ando Corp.	5,600	24,670
Hibiya Engineering Ltd.	2,500	32,232
Hochtief AG	461	42,820
Interserve PLC	36,249	404,587
JGC Corp.	5,000	162,017
Kajima Corp.	18,000	68,546
Kandenko Co. Ltd.	7,000	37,553
Keller Group PLC	8,656	145,722
Kier Group PLC	6,164	173,089
Kinden Corp.	2,000	18,404
Koninklijke BAM Groep N.V.	60,482	327,143
Koninklijke Boskalis Westminster N.V.	1,262	71,445
Kumagai Gumi Co. Ltd.*	6,000	15,507
Kyowa Exeo Corp.	3,900	50,473
Kyudenko Corp.	8,000	68,997
Leighton Holdings Ltd.	3,096	54,733
Lemminkainen Oyj*	2,602	50,329
Maeda Corp.	8,000	59,520
Maeda Road Construction Co. Ltd.	2,000	30,994
Mirait Holdings Corp.	13,900	122,195
Monadelphous Group Ltd.	9,816	158,981
Morgan Sindall Group PLC	14,864	198,906
NCC AB, Class B	590	20,542
Nippo Corp.	2,000	30,524
Nippon Densetsu Kogyo Co. Ltd.	7,200	106,855
The Nippon Road Co. Ltd.	15,000	76,358
Nishimatsu Construction Co. Ltd.	19,000	68,262
NRW Holdings Ltd.	80,363	83,396
Obayashi Corp.	16,000	103,221
Obrascon Huarte Lain S.A.	9,021	417,332
OCI*	2,265	96,807
Okumura Corp.	14,000	64,004
Outotec Oyj	3,963	44,261
Peab AB	41,371	319,000
Penta-Ocean Construction Co. Ltd.	14,500	47,411
Royal Imtech N.V.*	71,125	138,953

	Shares	Value
Construction & Engineering – (continued)
Sacyr Vallehermoso S.A.*	12,434	$81,547
Salini Impregilo SpA	3,756	23,956
Sanki Engineering Co. Ltd.	6,000	36,887
Shimizu Corp.	10,000	56,681
SHO-BOND Holdings Co. Ltd.	600	27,049
Skanska AB, Class B	11,042	251,952
SNC-Lavalin Group, Inc.	4,600	208,403
SOCAM Development Ltd.	54,000	65,473
Sumitomo Mitsui Construction Co. Ltd.*	51,700	53,142
Sweco AB, Class B	1,854	28,734
Taihei Dengyo Kaisha Ltd.	5,000	32,844
Taikisha Ltd.	7,000	151,375
Taisei Corp.	16,000	74,087
Toda Corp.	16,000	56,074
Toenec Corp.	5,000	24,229
Tokyu Construction Co. Ltd.	3,200	14,128
Toshiba Plant Systems & Services Corp.	3,800	55,912
Totetsu Kogyo Co. Ltd.	1,200	24,399
Toyo Engineering Corp.	25,000	110,377
Trevi Finanziaria Industriale SpA	4,860	55,931
UGL Ltd.	36,739	229,774
United Engineers Ltd.	98,000	168,622
Veidekke ASA	28,133	301,116
Vinci S.A.	13,763	1,036,975
WSP Global, Inc.	2,172	74,237
YIT Oyj	2,619	26,872
Yokogawa Bridge Holdings Corp.	1,000	13,245
Yurtec Corp.	16,000	74,714
		11,736,126
Construction Materials – 0.7%
Adelaide Brighton Ltd.	8,560	31,011
Boral Ltd.	12,068	63,623
Brickworks Ltd.	2,458	30,541
Buzzi Unicem SpA	5,946	68,471
Cementir Holding SpA	10,424	99,150
Ciments Francais S.A.	2,266	243,499
Cimpor Cimentos de Portugal SGPS S.A.	521	2,289
CRH PLC	20,472	593,540

See Accompanying Notes to the Financial Statements.

68	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction Materials – (continued)
CSR Ltd.	74,704	$252,642
Fletcher Building Ltd.	17,942	151,828
HeidelbergCement AG	3,818	330,971
Holcim Ltd. (Registered)*	7,000	640,809
Imerys S.A.	632	55,444
Italcementi SpA	10,636	97,422
Italmobiliare SpA*	3,608	125,201
James Hardie Industries PLC (CDI)	13,021	165,526
Lafarge S.A.	4,970	453,783
Marshalls PLC	8,373	25,060
RHI AG	5,680	198,780
Sumitomo Osaka Cement Co. Ltd.	3,000	11,924
Taiheiyo Cement Corp.	19,000	66,588
Titan Cement Co. S.A.*	1,053	33,143
Vicat*	2,876	249,432
		3,990,677
Consumer Finance – 0.1%
Acom Co. Ltd.*	3,300	11,242
AEON Financial Service Co. Ltd.	1,700	42,787
Aiful Corp.*	10,300	35,190
Cembra Money Bank AG*	1,180	81,955
Credit Saison Co. Ltd.	5,300	112,797
FlexiGroup Ltd.	3,498	12,510
Hitachi Capital Corp.	600	14,778
Hong Leong Finance Ltd.	14,000	30,669
International Personal Finance PLC	16,479	155,545
J Trust Co. Ltd.	800	8,615
Jaccs Co. Ltd.	27,000	119,736
Orient Corp.*	8,000	16,838
Pocket Card Co. Ltd.	8,800	57,633
Provident Financial PLC	4,373	146,721
		847,016
Containers & Packaging – 0.3%
Amcor Ltd.	35,881	342,097
BillerudKorsnas AB	10,223	148,555
Cascades, Inc.	21,308	124,650
CCL Industries, Inc., Class B	696	63,204

	Shares	Value
Containers & Packaging – (continued)
DS Smith PLC	33,815	$179,860
FP Corp.	600	18,678
Fuji Seal International, Inc.	4,600	149,731
Goodpack Ltd.	11,000	21,030
Huhtamaki Oyj	3,814	100,107
Intertape Polymer Group, Inc.	3,250	38,084
Rengo Co. Ltd.	2,000	8,948
Rexam PLC	20,195	169,137
RPC Group PLC	19,204	194,561
Smurfit Kappa Group PLC	5,190	115,391
Toyo Seikan Group Holdings Ltd.	6,200	92,196
Winpak Ltd.	1,210	30,453
		1,796,682
Distributors – 0.2%
Breville Group Ltd.	3,137	26,624
Canon Marketing Japan, Inc.	5,400	87,013
Connect Group PLC	49,636	150,863
D’ieteren S.A./N.V.	182	8,411
Doshisha Co. Ltd.	9,200	137,888
Headlam Group PLC	18,650	152,025
Inchcape PLC	19,046	206,146
Jardine Cycle & Carriage Ltd.	2,000	74,736
Pacific Brands Ltd.	262,388	122,773
Paltac Corp.	10,600	130,957
Uni-Select, Inc.	7,684	210,261
		1,307,697
Diversified Consumer Services – 0.1%
Benesse Holdings, Inc.	1,300	49,442
Dignity PLC	1,432	34,602
EnerCare, Inc.	1,424	14,403
G8 Education Ltd.	23,966	103,700
Invocare Ltd.	13,711	135,170
Navitas Ltd.	2,131	14,512
		351,829
Diversified Financial Services – 1.3%
Ackermans & van Haaren N.V.	607	78,440
ASX Ltd.	7,092	233,537
Banque Nationale de Belgique	47	226,849

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	69

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – (continued)
Bolsas y Mercados Espanoles S.A.	5,521	$240,333
Century Tokyo Leasing Corp.	600	17,351
Challenger Ltd.	5,749	37,554
Corp. Financiera Alba S.A.	1,679	103,480
Deutsche Boerse AG	4,924	360,417
Element Financial Corp.*	1,294	15,482
Eurazeo S.A.	3,222	271,264
Exor SpA	2,534	115,525
Fimalac	68	5,789
First Pacific Co. Ltd.	34,000	37,671
Fuyo General Lease Co. Ltd.	500	17,205
Goldin Financial Holdings Ltd.*	130,000	56,844
Grenkeleasing AG	331	34,605
Groupe Bruxelles Lambert S.A.	2,864	289,373
HAL Trust	1,933	267,725
Hellenic Exchanges – Athens Stock Exchange S.A. Holding	3,510	41,270
Hong Kong Exchanges and Clearing Ltd.	32,786	590,777
IBJ Leasing Co. Ltd.	5,100	116,728
IG Group Holdings PLC	2,763	29,672
Industrivarden AB, Class A	2,174	48,571
Industrivarden AB, Class C	296	6,177
ING Groep N.V. (CVA)*	105,754	1,500,791
Investment AB Kinnevik, Class A	1,003	35,122
Investment AB Kinnevik, Class B	6,028	211,358
Investment AB Latour	1,793	53,706
Investment AB Oresund*	2,408	59,490
Investor AB, Class A*	1,980	75,045
Investor AB, Class B*	11,106	428,602
Japan Exchange Group, Inc.	6,100	120,507
Japan Securities Finance Co. Ltd.	5,400	29,709
KBC Ancora*	1,377	50,443
London Stock Exchange Group PLC	3,981	121,805
Lundbergforetagen AB, Class B	678	31,575
Marfin Investment Group Holdings S.A.*	129,967	89,743
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,000	54,165
Onex Corp.	3,635	207,345

	Shares	Value
Diversified Financial Services – (continued)
ORIX Corp.	36,900	$533,542
Pacific Century Regional Developments Ltd.*	49,000	8,978
Pargesa Holding S.A.	70	6,345
Public Financial Holdings Ltd.	10,000	4,734
Ricoh Leasing Co. Ltd.	3,400	88,769
Singapore Exchange Ltd.	33,000	181,909
SNS REAAL N.V.*^	2,857	–
Sofina S.A.	46	5,518
TMX Group Ltd.	425	22,361
Washington H Soul Pattinson & Co. Ltd.	3,833	52,597
Wendel S.A.	1,339	201,533
Wuestenrot & Wuerttembergische AG	1,177	28,445
Zenkoku Hosho Co. Ltd.	1,600	35,822
		7,482,598
Diversified Telecommunication Services – 2.3%
BCE, Inc.	7,041	313,090
Belgacom S.A.	4,142	126,693
Bell Aliant, Inc.	118	2,903
Bezeq The Israeli Telecommunication Corp. Ltd.	43,777	79,300
BT Group PLC	208,935	1,300,058
Cable & Wireless Communications PLC	278,033	247,882
Chorus Ltd.	5,954	9,054
Colt Group S.A.*	14,363	31,771
Deutsche Telekom AG (Registered)	82,071	1,375,219
Elisa Oyj	4,733	141,291
Hellenic Telecommunications Organization S.A.*	4,754	75,738
HKT Trust and HKT Ltd.	30,000	31,382
Hutchison Telecommunications Hong Kong Holdings Ltd.	434,000	142,188
iiNET Ltd.	4,441	29,462
Iliad S.A.	886	238,940
Inmarsat PLC	16,147	198,489
Jazztel PLC*	16,607	254,672
Koninklijke KPN N.V.*	90,817	322,613
M2 Group Ltd.	5,042	26,348

See Accompanying Notes to the Financial Statements.

70	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
Manitoba Telecom Services, Inc.	700	$19,320
Nippon Telegraph & Telephone Corp.	10,900	604,062
Orange S.A.	51,754	837,792
PCCW Ltd.	31,000	16,554
Portugal Telecom SGPS S.A. (Preference)	8,587	35,719
Singapore Telecommunications Ltd.	231,000	704,768
Swisscom AG (Registered)	739	449,049
TalkTalk Telecom Group PLC	5,820	28,185
TDC A/S	20,199	189,493
Telecom Corp. of New Zealand Ltd.	32,757	77,952
Telecom Italia SpA*	272,873	349,408
Telecom Italia SpA (Retirement Savings Plan)	151,294	150,095
Telefonica Deutschland Holding AG	4,331	35,953
Telefonica S.A.	118,571	1,984,364
Telekom Austria AG	3,410	33,806
Telenor ASA	20,289	475,196
TeliaSonera AB	61,090	442,082
Telstra Corp. Ltd.	118,590	573,571
TELUS Corp.	5,084	178,909
TPG Telecom Ltd.	7,176	39,495
Vivendi S.A.	36,110	968,321
Ziggo N.V.	4,576	198,467
		13,339,654
Electric Utilities – 1.2%
Acciona S.A.	2,094	169,851
Alpiq Holding AG (Registered)*	625	76,594
BKW AG	4,007	147,228
Centralschweizerische Kraftwerke AG (Registered)	42	13,834
Cheung Kong Infrastructure Holdings Ltd.	22,000	143,586
Chubu Electric Power Co., Inc.*	18,400	209,488
The Chugoku Electric Power Co., Inc.	11,200	146,592
CLP Holdings Ltd.	47,500	379,860

	Shares	Value
Electric Utilities – (continued)
Contact Energy Ltd.	4,950	$24,197
EDP – Energias de Portugal S.A.	40,896	198,465
Electricite de France	8,052	308,643
Elia System Operator S.A./N.V.	468	24,801
Emera, Inc.	4,100	126,648
Endesa S.A.	904	34,238
Enel SpA	179,644	1,014,774
Energiedienst Holding AG (Registered)	890	32,246
Fortis, Inc.	6,130	179,859
Fortum Oyj	13,360	301,390
Hokkaido Electric Power Co., Inc.*	3,500	21,415
Hokuriku Electric Power Co.	2,700	33,515
Iberdrola S.A.	137,605	960,659
Infratil Ltd.	24,925	49,250
The Kansai Electric Power Co., Inc.*	20,200	169,273
Kyushu Electric Power Co., Inc.	17,500	176,628
Mighty River Power Ltd.	31,509	62,936
The Okinawa Electric Power Co., Inc.	4,800	156,711
Power Assets Holdings Ltd.	33,000	285,185
Public Power Corp. S.A.	1,519	22,936
Red Electrica Corp. S.A.	2,486	204,336
Romande Energie Holding S.A. (Registered)	7	9,143
Shikoku Electric Power Co., Inc.*	5,000	58,541
SP AusNet	32,218	41,792
Spark Infrastructure Group	8,516	13,927
SSE PLC	26,798	690,059
Terna Rete Elettrica Nazionale SpA	36,203	195,769
Tohoku Electric Power Co., Inc.	10,700	101,815
Tokyo Electric Power Co., Inc.*	35,700	134,902
TrustPower Ltd.	2,903	16,710
Verbund AG	973	18,854
		6,956,650
Electrical Equipment – 1.3%
ABB Ltd. (Registered)*	62,885	1,509,897
Alstom S.A.	6,496	265,887
Areva S.A.*	411	10,337

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	71

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – (continued)
Cosel Co. Ltd.	700	$7,997
Daihen Corp.	16,000	60,617
Endo Lighting Corp.	2,000	31,718
Fuji Electric Co. Ltd.	24,000	108,781
Fujikura Ltd.	4,000	17,230
Furukawa Electric Co. Ltd.	14,000	31,522
Futaba Corp.	3,400	53,388
Gamesa Corp. Tecnologica S.A.*	18,501	183,441
GS Yuasa Corp.	6,000	33,950
Huber & Suhner AG (Registered)	509	27,981
Idec Corp.	13,800	121,181
Johnson Electric Holdings Ltd.	42,000	40,143
Legrand S.A.	8,210	529,336
Mabuchi Motor Co. Ltd.	1,000	68,429
Mersen	4,335	138,547
Mitsubishi Electric Corp.	49,000	557,876
Nexans S.A.	6,175	347,144
Nidec Corp.	5,800	330,228
The Nippon Signal Co. Ltd.	13,900	115,255
Nissin Electric Co. Ltd.	8,000	44,484
Nitto Kogyo Corp.	4,600	95,287
Nordex SE*	4,620	73,571
Ormat Industries	985	7,336
OSRAM Licht AG*	1,749	91,498
Phoenix Mecano AG	252	161,999
Prysmian SpA	4,508	117,136
Schneider Electric S.A.	14,313	1,340,576
SGL Carbon SE	2,717	90,414
Sinfonia Technology Co. Ltd.	3,000	4,611
Somfy S.A.	231	80,217
Sumitomo Electric Industries Ltd.	23,400	323,225
SWCC Showa Holdings Co. Ltd.*	56,000	53,725
Tatsuta Electric Wire and Cable Co. Ltd.	8,400	41,938
TKH Group N.V. (CVA)	6,094	212,086
Toyo Tanso Co. Ltd.	800	19,211
Ushio, Inc.	400	5,228
Vacon PLC	2,081	86,389
Vestas Wind Systems A/S*	7,007	310,841

	Shares	Value
Electrical Equipment – (continued)
Zumtobel AG	2,063	$42,907
		7,793,564
Electronic Equipment, Instruments & Components – 1.3%
AAC Technologies Holdings, Inc.	17,500	97,738
Ai Holdings Corp.	2,900	46,218
Alps Electric Co. Ltd.	7,200	81,480
Amano Corp.	11,000	105,962
Anritsu Corp.	2,400	26,855
Avigilon Corp.*	1,976	46,472
Axis Communications AB	3,617	107,618
Azbil Corp.	300	6,805
Barco N.V.	3,036	225,970
Canon Electronics, Inc.	2,400	40,599
Celestica, Inc.*	4,980	55,180
Citizen Holdings Co. Ltd.	3,800	27,900
Dai-ichi Seiko Co. Ltd.	1,600	20,378
Daiwabo Holdings Co. Ltd.	38,000	65,472
Domino Printing Sciences PLC	16,200	211,997
Electrocomponents PLC	38,042	186,605
Enplas Corp.	100	5,746
Evertz Technologies Ltd.	300	4,456
FIH Mobile Ltd.*	23,000	12,401
FUJIFILM Holdings Corp.	13,800	356,652
Halma PLC	13,226	125,399
Hamamatsu Photonics KK	2,700	121,586
Hexagon AB, Class B	7,799	247,963
Hirose Electric Co. Ltd.	600	84,640
Hitachi High-Technologies Corp.	1,000	22,868
Hitachi Ltd.	138,000	982,144
Horiba Ltd.	300	10,352
Hosiden Corp.	3,500	15,898
Hoya Corp.	13,900	410,128
Ibiden Co. Ltd.	5,100	91,915
Ingenico	2,602	226,750
Japan Aviation Electronics Industry Ltd.	14,000	238,473
Japan Cash Machine Co. Ltd.	700	11,889
Jenoptik AG	2,892	48,139
Kaga Electronics Co. Ltd.	400	4,781
Kapsch TrafficCom AG	121	6,710
Keyence Corp.	1,200	462,673
Koa Corp.	4,500	43,216

See Accompanying Notes to the Financial Statements.

72	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Kudelski S.A.	2,440	$41,985
Kyocera Corp.	10,200	479,994
Laird PLC	35,195	164,974
Maruwa Co. Ltd.	200	7,088
Mitsumi Electric Co. Ltd.	4,900	31,420
Murata Manufacturing Co. Ltd.	5,200	432,697
Nichicon Corp.	2,100	15,583
Nippon Ceramic Co. Ltd.	400	6,257
Nippon Chemi-Con Corp.*	31,000	98,933
Nippon Electric Glass Co. Ltd.	6,000	29,310
Nohmi Bosai Ltd.	2,000	22,966
Oki Electric Industry Co. Ltd.	28,000	54,821
Omron Corp.	4,900	173,167
Oxford Instruments PLC	4,969	108,152
Premier Farnell PLC	13,110	49,122
Renishaw PLC	1,617	49,611
Ryosan Co. Ltd.	4,900	103,564
Ryoyo Electro Corp.	3,800	45,607
Shimadzu Corp.	3,000	25,639
Spectris PLC	1,617	60,751
Taiyo Yuden Co. Ltd.	2,500	30,886
TDK Corp.	3,200	136,583
Topcon Corp.	1,400	24,437
Toyo Corp.	3,900	43,219
Truly International Holdings Ltd.	292,000	196,604
Venture Corp. Ltd.	16,000	97,758
Yaskawa Electric Corp.	5,400	60,952
Yokogawa Electric Corp.	5,900	80,573
		7,560,681
Energy Equipment & Services – 1.2%
Aker Solutions ASA	2,354	37,606
AMEC PLC	6,670	139,093
Archer Ltd.*	64,778	87,877
Bonheur ASA	689	13,361
Bourbon S.A.	11,965	393,848
BW Offshore Ltd.	41,795	54,453
Calfrac Well Services Ltd.	6,685	231,168
Canadian Energy Services & Technology Corp.	4,807	141,567
Canyon Services Group, Inc.	10,966	150,683
CGG S.A.*	36,570	631,798

	Shares	Value
Energy Equipment & Services – (continued)
DOF ASA*	7,141	$32,731
Enerflex Ltd.	4,840	76,914
Ensign Energy Services, Inc.	1,654	25,998
Ezion Holdings Ltd.	14,400	26,039
Ezra Holdings Ltd.	50,000	41,821
Farstad Shipping ASA	6,213	127,784
Fred Olsen Energy ASA	56	1,778
Fugro N.V. (CVA)	871	57,625
Ganger Rolf ASA	908	16,922
Hunting PLC	9,123	130,400
Japan Drilling Co. Ltd.	100	3,921
John Wood Group PLC	10,687	141,387
Kvaerner ASA	27,216	54,376
Lamprell PLC*	15,249	39,524
Modec, Inc.	600	13,275
Mullen Group Ltd.	2,280	61,745
Odfjell Drilling Ltd.	5,863	33,075
Pason Systems, Inc.	5,615	155,743
Petrofac Ltd.	6,534	160,309
Petroleum Geo-Services ASA	10,261	123,437
Precision Drilling Corp.	5,828	75,674
Prosafe SE	1,020	8,957
Saipem SpA	7,179	192,113
Savanna Energy Services Corp.	20,895	169,262
SBM Offshore N.V.*	6,504	118,724
Schoeller-Bleckmann Oilfield Equipment AG	202	25,647
Seadrill Ltd.	9,847	343,052
Secure Energy Services, Inc.	14,043	251,570
ShawCor Ltd.	274	12,189
Shinko Plantech Co. Ltd.	13,500	101,630
Siem Offshore, Inc.*	20,434	30,877
Solstad Offshore ASA	2,776	51,035
Subsea 7 S.A.	7,434	148,403
Technip S.A.	2,947	331,388
Tecnicas Reunidas S.A.	1,489	89,571
Tenaris S.A.	13,019	291,351
TGS Nopec Geophysical Co. ASA	2,456	84,532
Transocean Ltd.	9,700	417,779
Trican Well Service Ltd.	1,676	23,977
Trinidad Drilling Ltd.	39,088	436,666
Weatherford International Ltd.*	23,100	485,100

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	73

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
WorleyParsons Ltd.	3,395	$52,878
		6,948,633
Food & Staples Retailing – 1.9%
Aeon Co. Ltd.	14,000	161,860
Ain Pharmaciez, Inc.	2,000	88,008
Alimentation Couche Tard, Inc., Class B	13,539	381,083
Arcs Co. Ltd.	6,600	132,323
Axfood AB	88	4,668
Booker Group PLC	42,277	104,939
Carrefour S.A.	16,195	629,419
Casino Guichard Perrachon S.A.*	1,426	181,410
Cawachi Ltd.	2,500	45,595
Cocokara fine, Inc.	6,700	190,014
Colruyt S.A.	3,036	171,498
Cosmos Pharmaceutical Corp.	100	10,700
Create SD Holdings Co. Ltd.	2,300	75,991
Daikokutenbussan Co. Ltd.	700	18,187
Dairy Farm International Holdings Ltd.	4,500	45,945
Delhaize Group S.A.	2,209	163,987
Distribuidora Internacional de Alimentacion S.A.	23,832	212,739
Empire Co. Ltd., Class A	890	56,225
FamilyMart Co. Ltd.	700	29,090
George Weston Ltd.	1,981	149,065
Heiwado Co. Ltd.	9,200	130,322
ICA Gruppen AB	1,371	45,820
Inageya Co. Ltd.	14,500	141,806
Itochu-Shokuhin Co. Ltd.	300	10,103
Izumiya Co. Ltd.	1,000	4,738
J Sainsbury PLC	23,204	131,531
The Jean Coutu Group PJC, Inc., Class A	254	5,113
Jeronimo Martins SGPS S.A.	9,064	158,416
Kasumi Co. Ltd.	14,400	101,639
Kato Sangyo Co. Ltd.	2,900	60,356
Kesko Oyj, Class A	1,178	46,975
Kesko Oyj, Class B	802	32,738
Koninklijke Ahold N.V.	27,005	520,656

	Shares	Value
Food & Staples Retailing – (continued)
Lawson, Inc.	1,100	$76,456
Life Corp.	1,900	29,016
Loblaw Cos. Ltd.	8,847	384,126
The Maruetsu, Inc.	16,000	53,255
Matsumotokiyoshi Holdings Co. Ltd.	500	14,758
Metcash Ltd.	39,844	102,630
Metro AG	3,312	132,257
Metro, Inc.	2,118	130,386
Ministop Co. Ltd.	1,300	19,713
Mitsubishi Shokuhin Co. Ltd.	3,700	82,910
The North West Co., Inc.	5,384	118,919
Okuwa Co. Ltd.	4,000	36,495
Olam International Ltd.	40,000	71,056
Rallye S.A.	6,562	333,461
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	375	19,393
San-A Co. Ltd.	5,100	147,134
Seven & I Holdings Co. Ltd.	20,100	793,178
Shufersal Ltd.	3,578	13,366
Sligro Food Group N.V.	1,953	81,779
Sonae	18,183	34,137
Sugi Holdings Co. Ltd.	200	9,006
Sundrug Co. Ltd.	200	8,184
Tesco PLC	231,706	1,146,159
Tsuruha Holdings, Inc.	800	80,509
UNY Group Holdings Co. Ltd.	3,900	25,160
Valor Co. Ltd.	7,000	90,729
Welcia Holdings Co. Ltd.	800	48,321
Wesfarmers Ltd.	27,442	1,085,961
WM Morrison Supermarkets PLC	67,163	227,837
Woolworths Ltd.	35,796	1,237,784
Yaoko Co. Ltd.	2,300	104,249
Yokohama Reito Co. Ltd.	2,100	17,001
		10,998,284
Food Products – 3.3%
a2 Milk Co. Ltd.*	42,362	29,479
AarhusKarlshamn AB	442	29,456
Agrana Beteiligungs AG	349	40,358
Ajinomoto Co., Inc.	17,000	249,966

See Accompanying Notes to the Financial Statements.

74	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Ariake Japan Co. Ltd.	800	$19,313
Aryzta AG*	2,717	250,731
Associated British Foods PLC	11,456	574,711
Austevoll Seafood ASA	25,576	164,893
Australian Agricultural Co. Ltd.*	12,274	14,557
Barry Callebaut AG (Registered)*	38	51,576
Bonduelle S.C.A.	2,319	67,202
Bongrain S.A.	386	33,718
Bumitama Agri Ltd.	52,000	45,358
C.P. Pokphand Co. Ltd.	1,872,000	207,655
Calbee, Inc.	4,000	98,052
Campofrio Food Group S.A.*	1,557	14,896
Cermaq ASA	596	7,030
China Fishery Group Ltd.	112,000	34,795
Corbion N.V.	6,496	150,327
Dairy Crest Group PLC	4,130	32,212
Danone S.A.	15,687	1,156,273
Del Monte Pacific Ltd.	41,000	20,086
Dydo Drinco, Inc.	100	4,068
Ebro Foods S.A.	6,384	146,939
Emmi AG (Registered)*	441	161,659
Ezaki Glico Co. Ltd.	1,000	13,157
First Resources Ltd.	18,000	36,850
Fuji Oil Co. Ltd.	1,600	21,647
Fujicco Co. Ltd.	2,000	23,377
Fujiya Co. Ltd.	6,000	10,984
Glanbia PLC	2,208	32,926
GMG Global Ltd.	80,000	5,735
Goodman Fielder Ltd.	188,141	117,667
GrainCorp Ltd., Class A	2,486	20,408
Greencore Group PLC	107,707	474,859
Hokuto Corp.	600	12,053
House Foods Group, Inc.	2,400	39,941
Indofood Agri Resources Ltd.	77,000	65,324
Itoham Foods, Inc.	54,000	244,758
J-Oil Mills, Inc.	14,000	37,416
Kagome Co. Ltd.	500	8,463
Kameda Seika Co. Ltd.	200	5,690
Kerry Group PLC, Class A	4,805	379,089
Kewpie Corp.	1,000	14,381

	Shares	Value
Food Products – (continued)
Key Coffee, Inc.	1,500	$23,128
Kikkoman Corp.	4,000	81,175
KWS Saat AG	116	41,400
Leroy Seafood Group ASA	1,715	60,467
Lindt & Spruengli AG	17	82,640
Lindt & Spruengli AG (Registered)	2	116,600
Maple Leaf Foods, Inc.	300	4,951
Marine Harvest ASA	10,891	133,118
Marudai Food Co. Ltd.	16,000	47,616
Megmilk Snow Brand Co. Ltd.	11,100	147,348
MEIJI Holdings Co. Ltd.	1,300	79,794
Mitsui Sugar Co. Ltd.	12,000	49,809
Morinaga & Co. Ltd.	5,000	11,013
Morinaga Milk Industry Co. Ltd.	47,000	175,301
Nagatanien Co. Ltd.	3,000	28,957
Nestle S.A. (Registered)	88,568	6,835,363
New Britain Palm Oil Ltd.	4,923	33,459
Nichirei Corp.	7,000	33,989
Nippon Beet Sugar Manufacturing Co. Ltd.	10,000	18,796
Nippon Flour Mills Co. Ltd.	35,000	195,301
Nippon Meat Packers, Inc.	4,000	69,349
Nippon Suisan Kaisha Ltd.*	64,600	148,615
The Nisshin Oillio Group Ltd.	7,000	23,436
Nisshin Seifun Group, Inc.	10,900	126,873
Nissin Foods Holdings Co. Ltd.	700	33,510
Nutreco N.V.	4,848	224,918
Origin Enterprises PLC	5,998	64,869
Orkla ASA	22,218	183,120
Osem Investments Ltd.	1,461	34,667
Pacific Andes Resources Development Ltd.	454,000	43,760
Petra Foods Ltd.	5,000	14,140
Premier Foods PLC*	128,758	125,013
Prima Meat Packers Ltd.	19,000	41,850
Raisio PLC, Class V	10,844	70,818
Riken Vitamin Co. Ltd.	800	19,015
Sakata Seed Corp.	2,800	39,142
Salmar ASA*	9,677	139,726
Saputo, Inc.	3,726	198,989
Schouw & Co.	4,066	226,600
Showa Sangyo Co. Ltd.	13,000	41,997

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	75

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Sipef S.A.	200	$17,457
Suedzucker AG	1,706	36,333
SunOpta, Inc.*	3,508	40,692
Super Group Ltd.	6,000	16,728
Tate & Lyle PLC	9,502	112,473
Toyo Suisan Kaisha Ltd.	4,000	128,047
Unilever N.V. (CVA)	44,627	1,911,089
Unilever PLC	36,340	1,622,409
United International Enterprises	150	29,955
Vilmorin & Cie S.A.	35	4,615
Viscofan S.A.	2,963	154,268
Vitasoy International Holdings Ltd.	78,000	106,846
Wilmar International Ltd.	51,000	138,129
Yakult Honsha Co. Ltd.	3,300	178,326
Yamazaki Baking Co. Ltd.	1,000	12,217
Yeo Hiap Seng Ltd.*	13,000	24,232
		19,774,483
Gas Utilities – 0.4%
APA Group	29,102	179,583
Enagas S.A.	4,278	131,683
Envestra Ltd.	43,794	47,273
Gas Natural SDG S.A.	8,835	253,150
Hong Kong & China Gas Co. Ltd.	141,600	326,565
Osaka Gas Co. Ltd.	47,000	177,141
Rubis S.C.A.	2,544	180,884
Saibu Gas Co. Ltd.	47,000	117,788
Shizuoka Gas Co. Ltd.	14,700	88,502
Snam SpA	53,694	322,515
Superior Plus Corp.	24,726	297,627
Toho Gas Co. Ltd.	8,000	39,236
Tokyo Gas Co. Ltd.	58,000	303,769
Valener, Inc.	500	7,112
		2,472,828
Health Care Equipment & Supplies – 0.7%
Ansell Ltd.	1,947	32,634
Asahi Intecc Co. Ltd.	1,400	51,258
BioMerieux	852	92,983

	Shares	Value
Health Care Equipment & Supplies – (continued)
Biosensors International Group Ltd.	11,000	$8,324
Carl Zeiss Meditec AG	2,388	72,595
Cochlear Ltd.	785	42,688
Coloplast A/S, Class B	4,005	335,843
DiaSorin SpA	1,088	44,835
Draegerwerk AG & Co. KGaA	1,200	123,009
Draegerwerk AG & Co. KGaA (Preference)	1,432	169,168
Elekta AB, Class B	8,649	120,772
Essilor International S.A.	5,521	590,135
Fisher & Paykel Healthcare Corp. Ltd.	7,401	26,005
Fukuda Denshi Co. Ltd.	4,400	223,554
Getinge AB, Class B	5,845	171,397
GN Store Nord A/S	2,532	61,053
Hogy Medical Co. Ltd.	700	36,045
Nagaileben Co. Ltd.	500	9,633
Nakanishi, Inc.	1,500	51,248
Nihon Kohden Corp.	600	24,582
Nikkiso Co. Ltd.	3,000	33,598
Nipro Corp.	800	6,923
Nobel Biocare Holding AG (Registered)*	10,260	142,751
Olympus Corp.*	5,700	174,097
Paramount Bed Holdings Co. Ltd.	3,300	99,501
Sartorius AG (Preference)	480	62,428
Sartorius Stedim Biotech	198	37,612
Smith & Nephew PLC	26,223	407,144
Sonova Holding AG (Registered)*	1,245	179,584
Sorin SpA*	34,803	105,970
Straumann Holding AG (Registered)	743	164,642
Sysmex Corp.	5,000	158,346
Terumo Corp.	9,200	182,739
William Demant Holding A/S*	324	28,993
Ypsomed Holding AG (Registered)*	295	31,495
		4,103,584

See Accompanying Notes to the Financial Statements.

76	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – 0.6%
Al Noor Hospitals Group PLC	2,464	$41,523
Alfresa Holdings Corp.	800	49,809
Amplifon SpA	3,837	25,005
Arseus N.V.	1,000	56,710
BML, Inc.	200	7,646
Catamaran Corp.*	5,200	197,301
Celesio AG	1,746	60,499
Ebos Group Ltd.	5,057	40,838
Extendicare, Inc.	19,930	122,400
Fresenius Medical Care AG & Co. KGaA	6,998	480,787
Fresenius SE & Co. KGaA	3,636	552,296
Medipal Holdings Corp.	2,900	40,767
Message Co. Ltd.	700	22,442
Metlifecare Ltd.	2,748	9,726
Miraca Holdings, Inc.	1,200	52,041
Nichii Gakkan Co.	8,900	78,327
Oriola-KD Oyj, Class B*	29,994	99,396
Orpea	2,573	186,871
Primary Health Care Ltd.	2,306	10,021
Raffles Medical Group Ltd.	7,023	20,308
Ramsay Health Care Ltd.	3,222	133,773
Rhoen Klinikum AG	7,100	229,032
Ryman Healthcare Ltd.	3,931	29,212
Ship Healthcare Holdings, Inc.	200	6,813
Sigma Pharmaceuticals Ltd.	219,124	147,196
Sonic Healthcare Ltd.	13,066	214,282
Summerset Group Holdings Ltd.	11,084	33,233
Suzuken Co. Ltd.	1,800	64,846
Toho Holdings Co. Ltd.	300	6,056
UDG Healthcare PLC	45,415	275,071
Vital KSK Holdings, Inc.	5,700	40,344
		3,334,571
Health Care Technology – 0.0%†
CompuGroup Medical AG	1,428	38,035
M3, Inc.	2,800	38,430
		76,465
Hotels, Restaurants & Leisure – 1.7%
Accor S.A.	3,775	184,454
Accordia Golf Co. Ltd.	7,100	91,052

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Ainsworth Game Technology Ltd.	3,266	$12,558
Amaya Gaming Group, Inc.*	2,133	13,508
Aristocrat Leisure Ltd.	7,483	34,875
Atom Corp.	4,200	21,380
Autogrill SpA*	270	2,587
Banyan Tree Holdings Ltd.	21,000	10,539
Betfair Group PLC	3,123	50,993
Betsson AB*	3,456	125,419
Bwin.Party Digital Entertainment PLC	62,341	133,898
Cafe de Coral Holdings Ltd.	34,000	106,787
Carnival PLC	4,463	178,302
Club Mediterranee S.A.*	878	22,887
Coco’s Japan Co. Ltd.	1,600	25,093
Colowide Co. Ltd.	3,500	35,120
Compass Group PLC	48,760	775,583
Crown Resorts Ltd.	10,352	153,850
Domino’s Pizza Enterprises Ltd.	4,286	78,630
Domino’s Pizza Group PLC	8,780	76,203
Doutor Nichires Holdings Co. Ltd.	2,700	48,370
Echo Entertainment Group Ltd.	18,462	48,239
Enterprise Inns PLC*	101,903	234,873
Flight Centre Travel Group Ltd.	659	32,820
Fuji Kyuko Co. Ltd.	5,000	50,122
Fujita Kanko, Inc.	2,000	6,579
Galaxy Entertainment Group Ltd.*	60,000	470,924
Genting Singapore PLC	200,000	211,097
Great Canadian Gaming Corp.*	504	6,958
Greene King PLC	14,731	221,503
Gtech SpA	1,445	42,355
GuocoLeisure Ltd.	13,000	9,993
HIS Co. Ltd.	800	22,187
The Hongkong & Shanghai Hotels	26,000	38,030
Hotel Properties Ltd.	3,000	8,890
Ichibanya Co. Ltd.	500	20,215
Imperial Hotel Ltd.	600	12,987
InterContinental Hotels Group PLC	6,394	217,875

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	77

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Intralot S.A.-Integrated Lottery Systems & Services	25,784	$74,719
JD Wetherspoon PLC	12,102	172,368
Kappa Create Holdings Co. Ltd.	9,400	90,733
KFC Holdings Japan Ltd.	1,000	20,636
Kingston Financial Group Ltd.	216,000	23,403
Kisoji Co. Ltd.	1,100	19,846
Kuoni Reisen Holding AG (Registered)*	415	183,237
Ladbrokes PLC	69,928	181,012
Mandarin Oriental International Ltd.	24,000	43,920
Marston’s PLC	127,295	316,398
McDonald’s Holdings Co. Japan Ltd.	800	22,156
Melco Crown Entertainment Ltd.	14,400	163,450
Melco International Development Ltd.	21,000	64,331
Melia Hotels International S.A.	1,880	23,721
MGM China Holdings Ltd.	20,800	72,438
Millennium & Copthorne Hotels PLC	4,198	39,341
Miramar Hotel & Investment	95,000	117,267
Mitchells & Butlers PLC*	41,381	307,794
MOS Food Services, Inc.	2,100	41,836
NagaCorp Ltd.	108,000	98,070
NH Hoteles S.A.*	2,053	13,094
Ohsho Food Service Corp.	4,900	181,082
OPAP S.A.	6,652	106,068
Oriental Land Co. Ltd.	1,300	194,777
OUE Ltd.	21,000	37,973
Paddy Power PLC	986	76,013
PGM Holdings K K	400	3,943
Plenus Co. Ltd.	1,000	22,839
Rank Group PLC	1,756	4,774
Regal Hotels International Holdings Ltd.	52,000	30,115
Resorttrust, Inc.	600	9,404
The Restaurant Group PLC	19,000	200,194
Rezidor Hotel Group AB*	2,683	16,633
Round One Corp.	15,300	109,789
Royal Holdings Co. Ltd.	1,600	23,354

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Saizeriya Co. Ltd.	11,700	$134,238
Sands China Ltd.	67,200	490,596
Shangri-La Asia Ltd.	38,000	62,640
SJM Holdings Ltd.	49,000	135,886
SKYCITY Entertainment Group Ltd.	17,155	62,341
Sodexo	2,119	228,290
St. Marc Holdings Co. Ltd.	600	28,458
Starbucks Coffee Japan Ltd.	900	9,568
Tabcorp Holdings Ltd.	3,750	12,925
Tatts Group Ltd.	36,527	102,209
Thomas Cook Group PLC*	60,823	179,422
Tim Hortons, Inc.	4,186	229,316
Tokyo Dome Corp.	4,000	17,895
Tokyotokeiba Co. Ltd.	9,000	23,877
Toridoll.corp	3,400	33,617
Tsui Wah Holdings Ltd.	46,000	23,377
TUI AG	33,290	552,745
TUI Travel PLC	3,691	26,662
Unibet Group PLC (SDR)	2,835	152,475
WATAMI Co. Ltd.	1,400	20,394
Whitbread PLC	4,248	292,657
William Hill PLC	21,038	126,003
Wynn Macau Ltd.	44,400	174,958
Yomiuri Land Co. Ltd.	5,000	19,285
Yoshinoya Holdings Co. Ltd.	4,900	62,119
Zensho Holdings Co. Ltd.	3,600	36,441
		10,182,857
Household Durables – 1.1%
Alpine Electronics, Inc.	2,400	28,687
Bang & Olufsen A/S*	2,219	22,878
Barratt Developments PLC	21,717	135,497
Bellway PLC	8,143	197,861
Berkeley Group Holdings PLC	3,280	127,052
Bovis Homes Group PLC	12,836	171,335
Brookfield Residential Properties, Inc.*	700	13,727
Casio Computer Co. Ltd.	4,500	51,366
Chofu Seisakusho Co. Ltd.	200	5,012
Clarion Co. Ltd.*	22,000	41,351
Corona Corp.	2,900	29,298
Crest Nicholson Holdings PLC	18,463	108,491

See Accompanying Notes to the Financial Statements.

78	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
De’ Longhi	2,341	$50,766
Dorel Industries, Inc., Class B	7,133	255,305
Ekornes ASA	6,705	106,101
Electrolux AB	5,522	152,690
Forbo Holding AG (Registered)*	80	82,730
Foster Electric Co. Ltd.	3,600	43,630
France Bed Holdings Co. Ltd.	16,000	28,820
Fujitsu General Ltd.	4,000	46,128
Funai Electric Co. Ltd.	900	9,656
GUD Holdings Ltd.	10,728	53,179
Haseko Corp.	3,900	24,702
Hunter Douglas N.V.	110	5,520
Husqvarna AB, Class B	6,333	52,476
Indesit Co. SpA	11,197	159,444
JM AB	17,390	587,058
JVC Kenwood Corp.*	22,000	46,520
Man Wah Holdings Ltd.	24,800	40,625
Metall Zug AG (Registered), Class B	38	114,546
Misawa Homes Co. Ltd.	4,600	56,335
Mitsui Home Co. Ltd.	1,000	4,611
Nexity S.A.	7,383	330,652
Nikon Corp.	9,700	152,218
Nobia AB	7,206	65,239
PanaHome Corp.	5,000	33,235
Panasonic Corp.	60,000	657,269
Persimmon PLC*	6,775	150,092
Pioneer Corp.*	15,600	33,750
Pressance Corp.	3,800	94,303
Redrow PLC	12,530	60,638
Rinnai Corp.	400	33,284
Samson Holding Ltd.	224,000	29,470
Sangetsu Co. Ltd.	6,900	177,718
SEB S.A.	1,437	132,340
Sekisui Chemical Co. Ltd.	9,000	91,366
Sekisui House Ltd.	16,000	192,188
Sharp Corp.*	46,000	115,281
Sony Corp.	27,600	484,182
Sumitomo Forestry Co. Ltd.	500	5,091
Takamatsu Construction Group Co. Ltd.	2,600	44,593
Tamron Co. Ltd.	1,700	42,554

	Shares	Value
Household Durables – (continued)
Taylor Wimpey PLC	113,299	$201,068
Techtronic Industries Co.	43,000	136,995
Token Corp.	3,410	151,222
TomTom N.V.*	5,274	37,463
Yamada SxL Home Co. Ltd.*	28,000	31,522
		6,337,130
Household Products – 0.5%
Henkel AG & Co. KGaA	3,312	339,735
Henkel AG & Co. KGaA (Preference)	4,692	522,212
Lion Corp.	5,000	27,411
Pigeon Corp.	800	35,829
PZ Cussons PLC	18,409	107,614
Reckitt Benckiser Group PLC	17,300	1,394,869
Svenska Cellulosa AB S.C.A., Class A	468	13,027
Svenska Cellulosa AB S.C.A., Class B	16,839	470,528
Unicharm Corp.	3,800	206,089
		3,117,314
Independent Power and Renewable Electricity Producers – 0.2%
ALBIOMA	6,769	188,650
Algonquin Power & Utilities Corp.	6,486	46,571
APR Energy PLC	6,441	86,355
Atlantic Power Corp.	36,286	108,119
Boralex, Inc., Class A	6,000	69,762
Capital Power Corp.	6,995	156,925
Drax Group PLC	10,080	112,676
EDP Renovaveis S.A.	11,312	77,435
Electric Power Development Co. Ltd.	2,800	74,393
Enel Green Power SpA	27,902	79,696
Eneres Co. Ltd.*	500	7,538
Energy World Corp. Ltd.*	63,841	16,858
Innergex Renewable Energy, Inc.	13,896	134,218
Northland Power, Inc.	180	2,810
Terna Energy S.A.*	4,866	29,012
TransAlta Corp.	2,853	34,809

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	79

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Independent Power and Renewable Electricity Producers – (continued)
TransAlta Renewables, Inc.	4,100	$41,656
		1,267,483
Industrial Conglomerates – 1.3%
CIR-Compagnie Industriali Riunite SpA*	40,226	61,911
Cofide SpA*	55,317	41,226
Daetwyler Holding AG	325	51,309
DCC PLC	743	38,052
Discount Investment Corp. (Registered)*	4,442	40,566
Gallant Venture Ltd.*	142,000	33,935
Hong Leong Asia Ltd.	28,000	35,576
Hopewell Holdings Ltd.	3,500	12,053
Hutchison Whampoa Ltd.	62,000	847,688
Indus Holding AG	5,707	267,461
Jardine Matheson Holdings Ltd.	6,400	398,720
Jardine Strategic Holdings Ltd.	5,500	196,350
Katakura Industries Co. Ltd.	1,200	15,436
Keihan Electric Railway Co. Ltd.	10,000	41,214
Keppel Corp. Ltd.	46,000	385,852
Koninklijke Philips N.V.	25,441	813,976
Nisshinbo Holdings, Inc.	2,000	17,132
NWS Holdings Ltd.	30,888	52,909
Rheinmetall AG	8,612	571,077
Sembcorp Industries Ltd.	21,000	89,831
Shun Tak Holdings Ltd.	328,000	161,190
Siemens AG (Registered)	21,598	2,844,937
Smiths Group PLC	9,616	216,765
TOKAI Holdings Corp.	37,500	129,956
Toshiba Corp.	123,000	481,645
		7,846,767
Insurance – 4.6%
Admiral Group PLC	6,539	154,359
Aegon N.V.	50,326	456,009
Ageas*	5,980	256,914
AIA Group Ltd.	340,400	1,650,882
Allianz SE (Registered)	12,420	2,150,036
Amlin PLC	4,931	37,277
AMP Ltd.	87,455	409,209

	Shares	Value
Insurance – (continued)
April	1,650	$39,419
Assicurazioni Generali SpA	33,215	775,093
Aviva PLC	77,810	690,434
AXA S.A.	49,361	1,284,989
Baloise Holding AG (Registered)	1,565	190,193
Beazley PLC	141,267	584,891
Catlin Group Ltd.	1,982	17,687
CNP Assurances*	1,933	44,518
The Dai-ichi Life Insurance Co. Ltd.	23,100	319,759
Delta Lloyd N.V.	42,425	1,115,016
Direct Line Insurance Group PLC	35,185	148,707
esure Group PLC	35,383	150,261
Euler Hermes S.A.	1,006	121,284
Fairfax Financial Holdings Ltd.	435	189,427
Gjensidige Forsikring ASA	5,777	106,304
Great-West Lifeco, Inc.	7,178	201,713
Grupo Catalana Occidente S.A.	10,835	423,205
Hannover Rueck SE	1,290	120,036
Harel Insurance Investments & Financial Services Ltd.	4,300	24,486
Helvetia Holding AG (Registered)	1,182	587,342
Hiscox Ltd.*	13,311	158,683
Industrial Alliance Insurance & Financial Services, Inc.	2,668	110,007
Insurance Australia Group Ltd.	66,222	352,195
Intact Financial Corp.	4,325	283,630
Jardine Lloyd Thompson Group PLC	258	4,592
Lancashire Holdings Ltd.	48,356	571,561
Legal & General Group PLC	157,230	562,309
Manulife Financial Corp.	50,740	951,505
Mapfre S.A.	19,138	80,536
Mediolanum SpA	2,092	18,767
Menorah Mivtachim Holdings Ltd.	4,176	50,009
MS&AD Insurance Group Holdings	14,500	325,061
Muenchener Rueckversicherungs AG (Registered)*	4,831	1,114,952
NIB Holdings Ltd.	22,426	57,142
NKSJ Holdings, Inc.	9,900	247,040

See Accompanying Notes to the Financial Statements.

80	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Old Mutual PLC	118,317	$398,969
Partnership Assurance Group PLC*	7,052	15,718
Phoenix Group Holdings	13,955	160,940
The Phoenix Holdings Ltd.	7,846	29,083
Power Corp of Canada	10,719	301,415
Power Financial Corp.	5,522	175,203
Prudential PLC	68,495	1,571,203
QBE Insurance Group Ltd.	34,411	369,211
Resolution Ltd.	32,937	165,902
RSA Insurance Group PLC	158,455	262,609
Sampo Oyj, Class A	12,745	632,466
Schweizerische National-Versicherungs-Gesellschaft AG (Registered)	3,452	238,968
SCOR SE*	4,831	176,202
Societa Cattolica di Assicurazioni SCRL	12,745	314,554
Sony Financial Holdings, Inc.	3,000	48,106
St. James’s Place PLC	5,020	65,269
Standard Life PLC	74,431	480,351
Storebrand ASA*	4,565	25,538
Sun Life Financial, Inc.	16,608	561,444
Suncorp Group Ltd.	37,215	448,950
Swiss Life Holding AG (Registered)*	785	192,762
Swiss Re AG*	9,708	847,362
T&D Holdings, Inc.	13,900	165,875
Talanx AG	2,161	82,564
Tokio Marine Holdings, Inc.	18,600	548,258
Topdanmark A/S*	575	16,802
Tower Ltd.	40,050	55,739
Tryg A/S	70	6,645
Unipol Gruppo Finanziario SpA	5,898	42,566
Unipol Gruppo Finanziario SpA (Preference)	4,637	30,540
UnipolSai SpA*	44,540	175,210
UNIQA Insurance Group AG	873	11,136
Vienna Insurance Group AG Wiener Versicherung Gruppe	580	30,901
Zurich Insurance Group AG*	4,094	1,172,239
		26,958,139

	Shares	Value
Internet & Catalog Retail – 0.2%
ASKUL Corp.	1,400	$34,688
ASOS PLC*	2,092	150,977
Belluna Co. Ltd.	9,900	48,070
Home Retail Group PLC	83,134	286,367
N Brown Group PLC	7,307	63,295
Ocado Group PLC*	14,099	79,991
Rakuten, Inc.	18,900	244,599
Senshukai Co. Ltd.	5,200	44,288
Start Today Co. Ltd.	600	12,564
Takkt AG	2,900	58,707
Trade Me Group Ltd.	106	360
Wotif.com Holdings Ltd.	4,629	11,452
Yoox SpA*	3,728	133,568
		1,168,926
Internet Software & Services – 0.2%
carsales.com Ltd.	3,812	38,322
Dena Co. Ltd.	3,300	55,565
F@N Communications, Inc.	2,200	36,893
GMO internet, Inc.	1,500	13,231
Gree, Inc.	2,000	19,501
Gurunavi, Inc.	1,800	23,383
Internet Initiative Japan, Inc.	200	4,638
Kakaku.com, Inc.	4,900	69,794
Livesense, Inc.*	1,000	9,290
Moneysupermarket.com Group PLC	22,607	69,475
Opera Software ASA	2,978	38,349
Telecity Group PLC	18,638	225,649
United Internet AG (Registered)	3,291	141,184
UNITED, Inc.	400	5,764
Yahoo Japan Corp.	36,800	159,953
		910,991
IT Services – 0.8%
Alten S.A.	6,348	323,775
Altran Technologies S.A.	7,420	80,731
Amadeus IT Holding S.A., Class A	8,924	370,650
Atea ASA	13,120	150,340
AtoS	1,292	111,480
Bull*	10,084	53,411
Cap Gemini S.A.	4,982	351,676

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	81

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
CGI Group, Inc., Class A*	5,890	$212,103
Computacenter PLC	23,741	260,972
Computershare Ltd.	13,895	158,999
Davis & Henderson Corp.	2,110	61,025
Digital Garage, Inc.	1,900	27,696
Fujitsu Ltd.	55,000	323,054
Groupe Steria S.C.A.	5,662	159,447
Indra Sistemas S.A.	11,727	219,674
Ines Corp.	5,100	33,501
Iress Ltd.	14,001	107,413
IT Holdings Corp.	500	7,743
Itochu Techno-Solutions Corp.	600	24,993
NEC Networks & System Integration Corp.	1,200	25,398
NET One Systems Co. Ltd.	20,500	166,769
Nihon Unisys Ltd.	14,300	145,030
Nomura Research Institute Ltd.	1,500	43,392
NS Solutions Corp.	1,500	37,548
NTT Data Corp.	4,100	158,742
Obic Co. Ltd.	900	27,004
Otsuka Corp.	300	35,507
SCSK Corp.	400	10,557
Sopra Group S.A.	1,127	130,090
Tieto Oyj	219	5,979
TKC Corp.	1,800	36,458
Transcosmos, Inc.	8,700	161,991
Wirecard AG	10,317	432,227
Xchanging PLC	10,490	28,119
		4,483,494
Leisure Products – 0.1%
Amer Sports Oyj	1,390	28,678
Beneteau S.A.*	2,110	36,497
BRP, Inc.*	1,900	51,073
Fields Corp.	2,200	29,506
Heiwa Corp.	1,900	31,639
Mars Engineering Corp.	600	11,201
Mizuno Corp.	4,000	21,811
Namco Bandai Holdings, Inc.	6,100	131,614
Sankyo Co. Ltd.	900	35,991
Sega Sammy Holdings, Inc.	4,800	96,611
Shimano, Inc.	2,600	259,618

	Shares	Value
Leisure Products – (continued)
Tomy Co. Ltd.	3,700	$17,568
Universal Entertainment Corp.	5,100	90,617
Yamaha Corp.	1,900	25,445
		867,869
Life Sciences Tools & Services – 0.3%
Chiome Bioscience, Inc.*	1,100	21,160
EPS Corp.	1,700	16,259
Eurofins Scientific SE	726	201,327
Evotec AG*	7,785	38,773
Gerresheimer AG*	2,715	183,952
Lonza Group AG (Registered)*	12,160	1,269,932
Nordion, Inc.*	2,924	33,758
QIAGEN N.V.*	9,020	197,606
Shin Nippon Biomedical Laboratories Ltd.*	1,200	9,515
Tecan Group AG (Registered)	670	83,555
		2,055,837
Machinery – 3.0%
Aalberts Industries N.V.	5,893	195,980
Aichi Corp.	8,300	35,345
Aida Engineering Ltd.	4,400	41,954
Alfa Laval AB	9,753	258,158
Amada Co. Ltd.	8,000	57,876
Andritz AG	1,750	108,548
Asahi Diamond Industrial Co. Ltd.	2,500	33,823
Atlas Copco AB, Class A	20,676	597,097
Atlas Copco AB, Class B	11,040	299,170
ATS Automation Tooling Systems, Inc.*	5,484	70,958
Bando Chemical Industries Ltd.	7,000	26,931
Bobst Group S.A. (Registered)*	255	12,961
Bodycote PLC	14,767	182,149
Bradken Ltd.	43,288	169,659
Bucher Industries AG (Registered)	566	183,856
Burckhardt Compression Holding AG	141	73,026
Cargotec Oyj, Class B	613	27,335
CKD Corp.	11,200	101,968

See Accompanying Notes to the Financial Statements.

82	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Construcciones y Auxiliar de Ferrocarriles S.A.	512	$244,920
Daifuku Co. Ltd.	4,700	54,155
Danieli & C Officine Meccaniche SpA	1,807	64,742
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	10,227	245,035
Deutz AG*	5,437	45,315
DMG Mori Seiki AG	6,368	199,813
DMG Mori Seiki Co. Ltd.	2,000	24,963
Duerr AG*	2,531	199,472
Duro Felguera S.A.	6,856	46,770
Ebara Corp.	6,000	35,653
Faiveley Transport S.A.	1,712	141,002
FANUC Corp.	5,500	990,700
Fenner PLC	17,448	121,942
Fuji Machine Manufacturing Co. Ltd.	12,600	111,383
Fujitec Co. Ltd.	3,000	34,684
Furukawa Co. Ltd.	18,000	32,599
GEA Group AG	4,188	187,243
Georg Fischer AG (Registered)*	418	330,906
Glory Ltd.	200	5,161
Harmonic Drive Systems, Inc.	1,600	45,345
Heidelberger Druckmaschinen AG*	14,536	45,873
Hino Motors Ltd.	5,000	65,884
Hisaka Works Ltd.	4,000	35,556
Hitachi Construction Machinery Co. Ltd.	1,100	20,428
Hitachi Koki Co. Ltd.	600	4,476
Hitachi Zosen Corp.	1,500	7,342
Hoshizaki Electric Co. Ltd.	100	4,048
IHI Corp.	52,000	207,186
IMI PLC	7,407	187,606
Iseki & Co. Ltd.	13,000	33,598
The Japan Steel Works Ltd.	3,000	12,658
JTEKT Corp.	4,600	67,097
Kawasaki Heavy Industries Ltd.	46,000	170,671
KION Group AG*	3,693	174,456
Kitz Corp.	17,000	80,382

	Shares	Value
Machinery – (continued)
Komatsu Ltd.	28,800	$634,925
Komori Corp.	4,800	61,040
Kone Oyj, Class B	8,374	357,850
Konecranes Oyj	90	2,899
Krones AG	627	59,882
KSB AG	17	11,361
KSB AG (Preference)	233	148,610
Kubota Corp.	30,000	385,903
KUKA AG	3,589	183,378
Kurita Water Industries Ltd.	3,300	69,457
Makino Milling Machine Co. Ltd.	20,000	148,801
Makita Corp.	3,300	175,095
MAN SE	1,336	171,109
MAN SE (Preference)	183	23,319
Manitou BF S.A.	3,141	59,361
Max Co. Ltd.	1,000	10,954
Meidensha Corp.	7,000	28,987
Melrose Industries PLC	38,335	184,806
Metka S.A.	3,461	61,905
Metso Oyj	3,407	136,428
Meyer Burger Technology AG*	6,542	80,619
Minebea Co. Ltd.	6,000	48,576
Mitsubishi Heavy Industries Ltd.	102,000	537,210
Mitsuboshi Belting Co. Ltd.	12,000	62,614
Mitsui Engineering & Shipbuilding Co. Ltd.	7,000	13,568
Miura Co. Ltd.	1,100	31,304
Morgan Advanced Materials PLC	23,895	135,165
Nabtesco Corp.	2,300	49,512
Nachi-Fujikoshi Corp.	9,000	55,683
Namura Shipbuilding Co. Ltd.	5,500	41,351
NGK Insulators Ltd.	8,000	151,072
Nihon Trim Co. Ltd.	100	3,456
Nippon Sharyo Ltd.	5,000	17,915
Nippon Thompson Co. Ltd.	13,000	59,050
Nitta Corp.	1,600	32,924
Nitto Kohki Co. Ltd.	1,500	27,313
NKT Holding A/S	6,127	385,851
Noritake Co. Ltd.	1,000	2,447
NSK Ltd.	10,000	105,237
NTN Corp.	9,000	30,837

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	83

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
OC Oerlikon Corp. AG (Registered)*	11,214	$178,313
Oiles Corp.	2,300	51,764
OKUMA Corp.	2,000	17,151
Organo Corp.	3,000	14,273
OSG Corp.	1,500	24,200
Palfinger AG	794	29,284
Pfeiffer Vacuum Technology AG	830	98,684
Rational AG	124	39,544
Rieter Holding AG (Registered)*	156	35,171
Rotork PLC	1,036	45,325
Ryobi Ltd.	10,000	29,564
Sandvik AB*	26,190	368,723
Scania AB, Class B	9,157	276,808
Schindler Holding AG	1,382	213,787
Schindler Holding AG (Registered)	929	141,600
SembCorp Marine Ltd.	29,000	94,022
Semperit AG Holding	2,742	152,894
Senior PLC	35,191	169,827
Shima Seiki Manufacturing Ltd.	900	15,013
Shinmaywa Industries Ltd.	24,000	211,924
Singamas Container Holdings Ltd.	258,000	55,907
Sintokogio Ltd.	14,000	100,597
SKF AB, Class A	1,368	35,245
SKF AB, Class B	12,009	309,582
SMC CORP NPV	1,600	380,225
Spirax-Sarco Engineering PLC	400	19,580
Star Micronics Co. Ltd.	5,200	64,090
Sulzer AG (Registered)	1,847	284,041
Sumitomo Heavy Industries Ltd.	8,000	33,989
Tadano Ltd.	1,000	14,156
Takuma Co. Ltd.	23,000	185,981
THK Co. Ltd.	2,500	52,937
Torishima Pump Manufacturing Co. Ltd.	2,700	33,093
Toshiba Machine Co. Ltd.	20,000	89,672
Trelleborg AB, Class B	3,498	74,395
Tsubakimoto Chain Co.	9,000	64,141
Tsugami Corp.	12,000	67,900
Tsukishima Kikai Co. Ltd.	3,000	31,894

	Shares	Value
Machinery – (continued)
Union Tool Co.	3,100	$72,622
Vallourec S.A.	2,622	154,892
Vard Holdings Ltd.*	108,000	83,021
Vesuvius PLC	30,457	214,455
Volvo AB, Class A	12,191	194,737
Volvo AB, Class B	41,052	645,680
Vossloh AG	205	20,224
Wacker Neuson SE	8,051	152,767
Wartsila Oyj Abp	4,832	268,930
The Weir Group PLC	6,303	286,295
Westport Innovations, Inc.*	2,664	34,882
Yangzijiang Shipbuilding Holdings Ltd.	19,000	16,649
Yushin Precision Equipment Co. Ltd.	1,600	46,019
Zardoya Otis S.A.	6,234	109,257
		17,949,358
Marine – 0.3%
AP Moeller – Maersk A/S, Class A	94	213,039
AP Moeller – Maersk A/S, Class B	181	431,060
Cie Maritime Belge S.A.	1,312	38,930
D/S Norden A/S	2,911	116,266
Dfds A/S	1,408	111,164
Golden Ocean Group Ltd.	15,271	26,947
Iino Kaiun Kaisha Ltd.	4,300	21,132
Kawasaki Kisen Kaisha Ltd.	11,000	22,075
Kuehne + Nagel International AG (Registered)	1,245	169,969
Mermaid Marine Australia Ltd.	21,793	43,212
Mitsui OSK Lines Ltd.	21,000	70,103
Neptune Orient Lines Ltd.*	11,000	8,894
Nippon Yusen KK	49,000	132,873
NS United Kaiun Kaisha Ltd.	16,000	35,869
Orient Overseas International Ltd.	1,000	4,772
Pacific Basin Shipping Ltd.	123,000	71,552
SITC International Holdings Co. Ltd.	277,000	122,192
Stolt-Nielsen Ltd.	1,829	49,286
Wilh Wilhelmsen Holding ASA, Class A	4,232	133,935

See Accompanying Notes to the Financial Statements.

84	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Marine – (continued)
Wilh Wilhelmsen Holding ASA, Class B	3,418	$107,313
		1,930,583
Media – 2.1%
Adways, Inc.	700	9,984
Aimia, Inc.	8,606	138,408
Amalgamated Holdings Ltd.	8,073	65,824
APN News & Media Ltd.*	168,362	110,757
Arnoldo Mondadori Editore SpA*	1,942	3,595
Asatsu-DK, Inc.	4,100	92,676
Asian Pay Television Trust	380,000	228,542
Atresmedia Corp. de Medios de Comunicacion S.A.*	3,386	48,498
Avex Group Holdings, Inc.	7,000	129,378
Axel Springer SE	507	30,931
British Sky Broadcasting Group PLC	30,038	446,342
Cineplex, Inc.	714	26,876
Cogeco Cable, Inc.	4,336	237,059
Cogeco, Inc.	1,210	63,331
COOKPAD, Inc.	3,700	74,072
Corus Entertainment, Inc., Class B	202	4,532
CTS Eventim AG	2,052	130,595
CyberAgent, Inc.	1,100	45,335
Daiichikosho Co. Ltd.	300	8,658
Daily Mail & General Trust PLC, Class A	8,622	118,580
Dentsu, Inc.	7,300	300,147
Euromoney Institutional Investor PLC	6,169	111,458
Eutelsat Communications S.A.	3,591	123,133
Fairfax Media Ltd.	447,902	406,704
Fuji Media Holdings, Inc.	1,200	20,217
GFK SE	861	44,410
Gruppo Editoriale L’Espresso SpA*	19,423	44,786
Hakuhodo DY Holdings, Inc.	1,900	14,750
Havas S.A.	14,774	117,378
Imax Corp.*	2,048	52,420

	Shares	Value
Media – (continued)
Informa PLC	15,964	$130,009
IPSOS	7,558	292,798
ITV PLC	96,830	297,574
JCDecaux S.A.	530	21,715
Kabel Deutschland Holding AG	276	37,358
Kadokawa Corp.	900	29,604
Lagardere S.C.A.	24,113	1,008,867
Mediaset Espana Comunicacion S.A.*	1,488	16,464
Mediaset SpA*	19,236	105,940
Metropole Television S.A.	2,968	63,540
Modern Times Group AB, Class B	604	26,757
Nippon Television Holdings, Inc.	1,500	22,364
NRJ Group*	658	8,120
Pearson PLC	22,173	415,212
Perform Group PLC*	4,301	15,651
ProSiebenSat.1 Media AG (Registered)	5,357	234,086
Publicis Groupe S.A.	4,979	423,883
Quebecor, Inc., Class B	196	4,617
RCS MediaGroup SpA*	20,743	47,456
REA Group Ltd.	912	39,521
Reed Elsevier N.V.	19,965	407,071
Reed Elsevier PLC	31,650	466,020
Rightmove PLC	3,826	155,695
RTL Group S.A.	795	88,218
Sanoma Oyj	1,100	7,391
Schibsted ASA	3,150	180,556
SES S.A. (FDR)	8,833	332,456
Seven West Media Ltd.	21,141	36,532
Shaw Communications, Inc., Class B	11,270	272,649
Shochiku Co. Ltd.	3,000	24,846
Singapore Press Holdings Ltd.	48,000	160,210
Sky Deutschland AG*	8,741	74,755
Sky Network Television Ltd.	7,095	40,778
SKY Perfect JSAT Holdings, Inc.	6,800	36,546
Societe d’Edition de Canal +	13,135	115,284
Societe Television Francaise 1	12,805	217,496
Solocal Group*	33,584	76,834
Southern Cross Media Group Ltd.	95,561	113,777

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	85

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Stroeer Media AG*	987	$16,970
Tamedia AG (Registered)	346	45,586
Technicolor S.A. (Registered)*	62,287	464,466
Telegraaf Media Groep N.V. (CVA)	2,289	21,487
Telenet Group Holding N.V.	2,086	122,187
Television Broadcasts Ltd.	2,700	16,838
Ten Network Holdings Ltd.*	52,210	13,061
Thomson Reuters Corp.	10,306	372,535
Toei Co. Ltd.	24,000	134,391
Toho Co. Ltd.	4,100	79,030
Tokyo Broadcasting System Holdings, Inc.	3,400	36,946
Torstar Corp., Class B	13,626	81,077
TV Asahi Holdings Corp.	4,900	85,432
UBM PLC	17,864	198,028
Village Roadshow Ltd.	16,817	109,852
Wolters Kluwer N.V.	7,682	213,775
WPP PLC	34,043	732,337
Zenrin Co. Ltd.	200	2,042
ZON OPTIMUS SGPS S.A.	13,493	97,267
		12,141,333
Metals & Mining – 4.6%
Acerinox S.A.	7,394	129,177
African Barrick Gold PLC	27,950	117,185
African Minerals Ltd.*	9,181	19,301
Agnico Eagle Mines Ltd.	5,023	148,157
Aichi Steel Corp.	35,000	128,830
Alacer Gold Corp.	15,808	37,739
Alamos Gold, Inc.	1,655	15,457
Alumina Ltd.*	32,723	40,931
AMAG Austria Metall AG(a)	2,064	70,945
Anglo American PLC	40,849	1,091,194
Antofagasta PLC	10,902	144,875
APERAM*	6,704	174,196
Aquarius Platinum Ltd.*	34,019	12,135
Aquila Resources Ltd.*	2,895	6,706
ArcelorMittal	28,313	459,508
Argonaut Gold, Inc.*	7,800	28,785
Arrium Ltd.	306,969	338,462
Asahi Holdings, Inc.	3,800	60,004

	Shares	Value
Metals & Mining – (continued)
Atlas Iron Ltd.	191,892	$160,907
Augusta Resource Corp.*	4,800	13,646
AuRico Gold, Inc.	13,314	55,321
Aurubis AG	8,786	468,041
B2Gold Corp.*	52,643	151,101
Barrick Gold Corp.	32,995	575,146
Beadell Resources Ltd.*	28,665	17,529
BHP Billiton Ltd.	88,331	3,089,577
BHP Billiton PLC	60,839	1,971,383
BlueScope Steel Ltd.*	19,530	117,078
Boliden AB	4,443	67,358
Canam Group, Inc.	7,700	98,368
Capstone Mining Corp.*	57,526	151,488
Centamin PLC*	202,329	221,214
Centerra Gold, Inc.	34,408	176,202
China Gold International Resources Corp. Ltd.*	5,290	13,593
Continental Gold Ltd.*	9,930	35,288
Cudeco Ltd.*	2,694	4,680
Daido Steel Co. Ltd.	5,000	24,425
Detour Gold Corp.*	10,619	105,566
Dominion Diamond Corp.*	9,040	113,427
Dowa Holdings Co. Ltd.	4,000	33,598
Dundee Precious Metals, Inc.*	25,663	85,119
Eldorado Gold Corp.	21,574	131,317
Endeavour Mining Corp.*	69,799	54,697
Endeavour Silver Corp.*	5,549	25,332
Eramet	186	24,240
Evolution Mining Ltd.	86,006	68,134
Evraz PLC*	63,902	103,909
Ferrexpo PLC	19,871	48,853
First Majestic Silver Corp.*	6,103	57,835
First Quantum Minerals Ltd.	18,677	371,515
Fortescue Metals Group Ltd.	41,860	195,866
Fortuna Silver Mines, Inc.*	4,046	16,738
Franco-Nevada Corp.	5,492	264,379
Fresnillo PLC	3,538	50,869
Gabriel Resources Ltd.*	22,000	19,245
Glencore Xstrata PLC*	295,844	1,591,058
Godo Steel Ltd.	19,000	26,784
Goldcorp, Inc.	24,114	594,802
G-Resources Group Ltd.*	6,449,400	177,189
Guyana Goldfields, Inc.*	15,000	32,803

See Accompanying Notes to the Financial Statements.

86	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Highland Gold Mining Ltd.	21,765	$22,602
Hitachi Metals Ltd.	3,040	41,248
Hochschild Mining PLC	39,217	109,263
HudBay Minerals, Inc.	13,213	112,571
IAMGOLD Corp.	6,191	21,550
Iluka Resources Ltd.	14,702	121,101
Imperial Metals Corp.*	3,680	46,778
Independence Group NL	8,856	35,530
Ivanhoe Mines Ltd.*	17,477	28,824
JFE Holdings, Inc.	13,800	255,330
Kazakhmys PLC*	19,615	78,861
Kenmare Resources PLC*	629,366	132,840
Kinross Gold Corp.*	32,570	132,067
Kirkland Lake Gold, Inc.*	9,363	26,363
Kobe Steel Ltd.	84,000	110,191
Kyoei Steel Ltd.	1,500	26,006
Labrador Iron Ore Royalty Corp.	932	25,503
Lonmin PLC*	115,380	552,329
Lundin Mining Corp.*	7,758	39,587
Lynas Corp. Ltd.*^	89,793	13,728
MAG Silver Corp.*	2,182	16,542
Major Drilling Group International, Inc.	2,296	18,034
Maruichi Steel Tube Ltd.	1,000	25,365
Medusa Mining Ltd.*	40,689	67,861
Mineral Deposits Ltd.*	562	1,041
Mitsubishi Materials Corp.	47,000	136,192
Mitsubishi Steel Manufacturing Co. Ltd.	8,000	15,977
Mitsui Mining & Smelting Co. Ltd.	30,000	74,303
Mount Gibson Iron Ltd.	189,063	127,879
Mytilineos Holdings S.A.*	2,146	19,133
Nakayama Steel Works Ltd.*	34,000	25,296
Neturen Co. Ltd.	3,600	24,670
Nevsun Resources Ltd.	53,042	191,878
New Gold, Inc.*	8,977	45,317
New World Resources PLC, Class A*	13,363	8,687
Newcrest Mining Ltd.*	21,990	213,121
Nippon Denko Co. Ltd.	9,000	25,022

	Shares	Value
Metals & Mining – (continued)
Nippon Light Metal Holdings Co. Ltd.	42,700	$60,194
Nippon Steel & Sumitomo Metal Corp.	230,205	603,964
Nisshin Steel Co. Ltd.	2,700	27,700
Nittetsu Mining Co. Ltd.	9,000	33,568
Norsk Hydro ASA	37,547	200,529
Novagold Resources, Inc.*	18,000	63,310
NV Bekaert S.A.	1,983	80,644
Nyrstar N.V.*	32,080	127,570
OceanaGold Corp.*	68,498	173,515
Osaka Steel Co. Ltd.	1,700	26,894
OSAKA Titanium Technologies Co. Ltd.	1,000	20,519
Osisko Mining Corp.*	23,882	170,827
Outokumpu Oyj*	1,067,785	325,718
OZ Minerals Ltd.	17,315	59,039
Pacific Metals Co. Ltd.*	22,000	102,301
Pan American Silver Corp.	15,997	206,987
PanAust Ltd.	109,495	162,831
Petra Diamonds Ltd.*	16,906	46,531
Polymetal International PLC	6,727	64,291
Polyus Gold International Ltd.	13,384	41,809
Premier Gold Mines Ltd.*	4,194	7,796
Pretium Resources, Inc.*	15,992	103,461
Primero Mining Corp.*	7,334	46,312
Randgold Resources Ltd.	2,679	216,229
Rautaruukki Oyj*	6,038	75,013
Regis Resources Ltd.	21,596	48,624
Resolute Mining Ltd.*	168,431	94,416
Rio Alto Mining Ltd.*	44,635	89,071
Rio Tinto Ltd.	12,236	699,509
Rio Tinto PLC	37,169	2,023,751
Rubicon Minerals Corp.*	13,343	14,225
Salzgitter AG	3,082	130,487
Sandfire Resources NL*	20,199	106,303
Sandstorm Gold Ltd.*	8,310	45,963
Sanyo Special Steel Co. Ltd.	6,000	23,377
Schmolz + Bickenbach AG (Registered)*	133,927	191,661
Seabridge Gold, Inc.*	1,514	12,085
SEMAFO, Inc.	17,791	66,466
Sherritt International Corp.	63,806	269,771

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	87

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Silver Lake Resources Ltd.*	93,245	$35,422
Silver Standard Resources, Inc.*	3,612	35,710
Silver Wheaton Corp.	12,515	277,224
Silvercorp Metals, Inc.	4,266	8,863
Sims Metal Management Ltd.*	11,778	106,837
SSAB AB, Class A*	14,275	123,651
SSAB AB, Class B*	11,270	84,721
St. Barbara Ltd.*	70,174	13,979
Sumitomo Metal Mining Co. Ltd.	19,000	286,628
Sundance Resources Ltd.*	156,044	13,012
Tahoe Resources, Inc.*	754	16,757
Tanzanian Royalty Exploration Corp.*	596	1,282
Taseko Mines Ltd.*	38,063	82,199
Teck Resources Ltd., Class B	15,458	351,853
Thompson Creek Metals Co., Inc.*	33,024	88,469
ThyssenKrupp AG*	12,530	356,504
Toho Titanium Co. Ltd.*	11,200	69,842
Toho Zinc Co. Ltd.	37,000	117,719
Tokyo Steel Manufacturing Co. Ltd.	5,700	27,844
Topy Industries Ltd.	34,000	57,582
Torex Gold Resources, Inc.*	52,463	58,321
Toyo Kohan Co. Ltd.	12,000	58,150
Turquoise Hill Resources Ltd.*	16,776	65,120
UACJ Corp.	4,000	15,820
Vedanta Resources PLC	1,197	19,121
Voestalpine AG	3,605	164,451
Western Areas Ltd.	7,243	27,716
Yamana Gold, Inc.	21,577	161,417
Yamato Kogyo Co. Ltd.	200	5,764
Yodogawa Steel Works Ltd.	11,000	43,289
		27,236,325
Multiline Retail – 0.5%
Canadian Tire Corp. Ltd., Class A	1,888	185,196
The Daiei, Inc.*	18,250	51,275
David Jones Ltd.	45,218	164,654
Debenhams PLC	265,062	358,951
Dollarama, Inc.	2,492	206,999

	Shares	Value
Multiline Retail – (continued)
Don Quijote Holdings Co. Ltd.	1,000	$52,668
Fuji Co. Ltd.	800	15,154
H2O Retailing Corp.	3,000	22,643
Harvey Norman Holdings Ltd.	5,395	16,396
Isetan Mitsukoshi Holdings Ltd.	9,600	119,354
Izumi Co. Ltd.	700	20,483
J Front Retailing Co. Ltd.	22,000	139,559
Lifestyle International Holdings Ltd.	4,000	7,832
Marks & Spencer Group PLC	39,376	293,280
Marui Group Co. Ltd.	5,500	48,835
Matsuya Co. Ltd.	1,500	13,568
Mothercare PLC*	1,247	3,922
Myer Holdings Ltd.	129,628	266,637
Next PLC	3,727	410,318
Parco Co. Ltd.	1,700	13,630
Ryohin Keikaku Co. Ltd.	500	56,192
Sears Canada, Inc.	5,515	80,656
Seria Co. Ltd.	1,200	46,990
Stockmann Oyj Abp, Class B	7,610	107,943
Takashimaya Co. Ltd.	11,000	104,239
The Warehouse Group Ltd.	5,317	15,485
Wing On Co. International Ltd.	18,000	49,801
		2,872,660
Multi-Utilities – 1.1%
A2A SpA	25,745	31,431
ACEA SpA	3,890	55,771
AGL Energy Ltd.	16,654	243,343
Atco Ltd., Class I	1,916	93,421
Canadian Utilities Ltd., Class A	1,797	66,300
Centrica PLC	132,230	736,814
DUET Group	13,093	26,325
E.ON SE	50,509	965,408
GDF Suez	37,326	940,636
Hera SpA	8,603	25,312
Iren SpA	114,505	194,172
Just Energy Group, Inc.	30,105	238,931
MVV Energie AG	1,004	31,976
National Grid PLC	107,370	1,523,823
REN – Redes Energeticas Nacionais SGPS S.A.	22,120	83,056
RWE AG	13,801	525,947

See Accompanying Notes to the Financial Statements.

88	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multi-Utilities – (continued)
RWE AG (Preference)	1,032	$29,727
Suez Environnement Co.	6,269	122,996
Telecom Plus PLC	5,754	150,402
Veolia Environnement S.A.	9,530	177,594
		6,263,385
Oil, Gas & Consumable Fuels – 7.3%
Advantage Oil & Gas Ltd.*	28,659	181,232
Afren PLC*	73,804	196,279
AltaGas Ltd.	4,008	170,553
ARC Resources Ltd.	9,040	267,876
Athabasca Oil Corp.*	6,258	46,417
Aurora Oil & Gas Ltd.*	96,935	366,446
Avner Oil Exploration LP*	32,412	33,158
AWE Ltd.*	19,364	28,079
Bankers Petroleum Ltd.*	55,937	304,291
Baytex Energy Corp.	4,092	170,101
Beach Energy Ltd.	145,616	231,389
Bellatrix Exploration Ltd.*	16,705	162,263
BG Group PLC	93,427	1,889,919
Birchcliff Energy Ltd.*	8,582	99,392
BlackPearl Resources, Inc.*	15,013	42,134
Bonavista Energy Corp.	6,700	105,129
Bonterra Energy Corp.	200	10,419
BP PLC	523,473	4,412,480
Brightoil Petroleum Holdings Ltd.*	646,000	199,145
Buru Energy Ltd.*	5,822	6,311
Cairn Energy PLC*	53,114	165,291
Caltex Australia Ltd.	2,755	56,847
Cameco Corp.	9,890	210,245
Canadian Natural Resources Ltd.	32,486	1,321,996
Canadian Oil Sands Ltd.	13,162	284,960
Cenovus Energy, Inc.	22,593	672,160
Cequence Energy Ltd.*	21,322	58,675
Cosmo Oil Co. Ltd.	2,000	3,740
Crescent Point Energy Corp.	11,286	458,556
Crew Energy, Inc.*	7,783	88,081
Delek Group Ltd.	19	7,690
Denison Mines Corp.*	47,478	64,893
Det Norske Oljeselskap ASA*	745	8,124

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
DNO International ASA*	5,536	$19,156
Dragon Oil PLC	12,191	129,686
Enbridge Income Fund Holdings, Inc.	6,306	153,075
Enbridge, Inc.	22,559	1,087,198
Encana Corp.	20,162	466,457
Energy Resources of Australia Ltd.*	1,430	1,756
Enerplus Corp.	6,241	138,247
Eni SpA	74,046	1,920,927
EnQuest PLC*	183,220	424,773
ERG SpA	2,148	37,050
Essar Energy PLC*	17,295	19,625
Esso S.A. Francaise	52	2,848
Etablissements Maurel et Prom	18,967	337,938
Exmar N.V.	2,989	49,836
Freehold Royalties Ltd.	6,629	150,164
Fuji Oil Co. Ltd.	7,100	22,033
Galp Energia SGPS S.A.	9,914	171,622
Genel Energy PLC*	1,199	19,618
Gibson Energy, Inc.	1,269	33,834
Gulf Keystone Petroleum Ltd.*	72,782	115,830
Hellenic Petroleum S.A.	2,655	22,714
Heritage Oil PLC*	45,510	242,218
Hoegh LNG Holdings Ltd.*	387	3,769
Husky Energy, Inc.	11,233	366,637
Idemitsu Kosan Co. Ltd.	4,100	90,509
Imperial Oil Ltd.	7,981	389,214
Inpex Corp.	28,900	420,981
Ithaca Energy, Inc.*	87,918	230,720
Itochu Enex Co. Ltd.	8,300	46,558
Japan Petroleum Exploration Co.	200	7,440
JX Holdings, Inc.	69,100	358,522
Karoon Gas Australia Ltd.*	10,916	24,881
Kelt Exploration Ltd.*	5,800	72,774
Keyera Corp.	1,978	131,392
Koninklijke Vopak N.V.	2,501	124,441
KrisEnergy Ltd.*	59,000	33,839
Legacy Oil + Gas, Inc.*	8,798	68,383
Lightstream Resources Ltd.	44,545	267,485
Lundin Petroleum AB*	7,084	150,987
MEG Energy Corp.*	3,406	122,466

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	89

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Motor Oil Hellas Corinth Refineries S.A.	397	$4,998
Naphtha Israel Petroleum Corp. Ltd.*	5,509	41,238
Neste Oil Oyj	3,273	67,165
New Hope Corp. Ltd.	2,558	7,395
Newocean Energy Holdings Ltd.	280,000	184,552
Nippon Coke & Engineering Co. Ltd.	23,000	26,794
Nippon Gas Co. Ltd.	3,400	56,251
NuVista Energy Ltd.*	8,513	84,862
OMV AG	4,756	222,331
Ophir Energy PLC*	7,509	33,423
Origin Energy Ltd.	31,558	435,677
Pacific Rubiales Energy Corp.	10,489	170,986
Paladin Energy Ltd.*	60,071	24,212
Paramount Resources Ltd., Class A*	487	26,466
Parex Resources, Inc.*	7,102	70,926
Parkland Fuel Corp.	6,394	118,273
Paz Oil Co. Ltd.	140	21,846
Pembina Pipeline Corp.	8,058	316,240
Pengrowth Energy Corp.	5,753	37,324
Penn West Petroleum Ltd.	13,985	126,285
Peyto Exploration & Development Corp.	5,450	200,678
Premier Oil PLC	114,698	656,165
Raging River Exploration, Inc.*	10,400	91,448
Repsol S.A.	23,470	631,321
Roc Oil Co. Ltd.*	133,253	59,263
Rockhopper Exploration PLC*	10,997	19,683
Royal Dutch Shell PLC, Class A	110,384	4,374,548
Royal Dutch Shell PLC, Class B	69,377	2,952,093
San-Ai Oil Co. Ltd.	10,000	66,569
Santos Ltd.	31,120	396,471
Saras SpA*	14,128	24,487
Senex Energy Ltd.*	44,702	27,543
Showa Shell Sekiyu KK	2,400	24,364
Sinanen Co. Ltd.	9,000	34,185
Soco International PLC*	37,648	274,688
Statoil ASA	33,472	1,013,809
Suncor Energy, Inc.	42,607	1,641,463

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Sunshine Oilsands Ltd.*	136,891	$14,126
Surge Energy, Inc.	6,135	38,740
Talisman Energy, Inc.	27,241	281,234
TonenGeneral Sekiyu KK	5,000	47,234
TORC Oil & Gas Ltd.	2,411	29,395
Total Gabon	124	75,394
Total S.A.	60,007	4,283,275
Tourmaline Oil Corp.*	3,497	180,833
TransCanada Corp.	20,104	935,726
TransGlobe Energy Corp.*	18,686	145,408
Trilogy Energy Corp.	806	22,033
Tullow Oil PLC	25,531	379,371
United Energy Group Ltd.*	752,000	114,456
Veresen, Inc.	3,731	55,109
Vermilion Energy, Inc.	2,302	152,977
Whitecap Resources, Inc.	10,120	133,341
Whitehaven Coal Ltd.*	51,143	69,184
Woodside Petroleum Ltd.	18,080	683,483
		43,009,215
Paper & Forest Products – 0.3%
Ahlstrom Oyj	885	9,424
Ainsworth Lumber Co. Ltd.*	21,215	72,685
Canfor Corp.*	300	6,796
Canfor Pulp Products, Inc.	900	9,989
Daiken Corp.	2,000	4,895
Daio Paper Corp.	23,000	241,371
Ence Energia y Celulosa S.A.*	17,944	52,746
Hokuetsu Kishu Paper Co. Ltd.	28,200	134,167
Holmen AB, Class B	194	6,823
Metsa Board Oyj	6,595	30,816
Mitsubishi Paper Mills Ltd.*	51,000	43,935
Mondi PLC	11,735	194,684
Nippon Paper Industries Co. Ltd.	4,600	84,029
Norbord, Inc.	5,032	123,112
Oji Holdings Corp.	29,000	121,791
Semapa-Sociedade de Investimento e Gestao	16,701	250,440
Stella-Jones, Inc.	2,228	60,824
Stora Enso Oyj, Class R	16,609	169,150
UPM-Kymmene Oyj	13,157	229,860
West Fraser Timber Co. Ltd.	3,408	152,164
		1,999,701

See Accompanying Notes to the Financial Statements.

90	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Personal Products – 0.4%
Aderans Co. Ltd.	500	$7,107
Beiersdorf AG	2,622	262,704
Dr Ci:Labo Co. Ltd.	900	28,811
Euglena Co. Ltd.*	3,900	36,728
Fancl Corp.	2,500	27,704
Kao Corp.	13,800	519,712
Kobayashi Pharmaceutical Co. Ltd.	100	6,070
Kose Corp.	200	6,647
L’Oreal S.A.	6,770	1,163,981
Mandom Corp.	1,300	45,624
Milbon Co. Ltd.	240	7,918
Noevir Holdings Co. Ltd.	1,900	36,140
Oriflame Cosmetics S.A. (SDR)	10,272	261,336
Pola Orbis Holdings, Inc.	900	35,198
Shiseido Co. Ltd.	9,200	164,276
		2,609,956
Pharmaceuticals – 6.1%
Acrux Ltd.	6,628	6,356
ALK-Abello A/S	286	39,582
Almirall S.A.	5,963	99,795
Astellas Pharma, Inc.	58,400	650,032
AstraZeneca PLC	35,523	2,797,577
Bayer AG (Registered)	22,551	3,126,809
BTG PLC*	29,217	262,459
Chugai Pharmaceutical Co. Ltd.	5,100	128,661
Daiichi Sankyo Co. Ltd.	19,600	328,681
Dainippon Sumitomo Pharma Co. Ltd.	3,800	57,697
Eisai Co. Ltd.	5,900	227,741
Faes Farma S.A.*^	563	1,741
Faes Farma S.A.	14,083	43,545
Financiere de Tubize S.A.	179	12,695
Fuso Pharmaceutical Industries Ltd.	13,000	41,743
Galenica AG (Registered)	95	96,570
GlaxoSmithKline PLC	130,181	3,587,415
H Lundbeck A/S	500	14,564
Haw Par Corp. Ltd.	3,200	21,489
Hikma Pharmaceuticals PLC	2,711	71,045

	Shares	Value
Pharmaceuticals – (continued)
Hisamitsu Pharmaceutical Co., Inc.	1,600	$67,039
Ipsen S.A.	2,653	117,639
JCR Pharmaceuticals Co. Ltd.	600	12,411
Kaken Pharmaceutical Co. Ltd.	1,000	17,249
Kissei Pharmaceutical Co. Ltd.	1,400	32,797
KYORIN Holdings, Inc.	1,000	19,305
Kyowa Hakko Kirin Co. Ltd.	3,000	34,185
Meda AB, Class A	4,915	87,788
Merck KGaA*	1,840	310,105
Mitsubishi Tanabe Pharma Corp.	4,600	63,045
Mochida Pharmaceutical Co. Ltd.	500	35,242
Nichi-iko Pharmaceutical Co. Ltd.	4,200	65,210
Nippon Shinyaku Co. Ltd.	3,000	52,834
Novartis AG (Registered)	63,097	5,468,001
Novo Nordisk A/S, Class B	54,162	2,441,946
Ono Pharmaceutical Co. Ltd.	2,200	174,234
Orion Oyj, Class A	1,866	57,179
Orion Oyj, Class B	1,450	44,171
Otsuka Holdings Co. Ltd.	9,300	267,938
Recordati SpA	2,678	46,786
Roche Holding AG	19,969	5,850,377
Rohto Pharmaceutical Co. Ltd.	1,000	17,650
Sanofi	32,754	3,543,283
Santen Pharmaceutical Co. Ltd.	2,800	124,993
Sawai Pharmaceutical Co. Ltd.	700	43,377
Seikagaku Corp.	1,800	21,533
Shionogi & Co. Ltd.	10,300	180,489
Shire PLC	15,321	873,898
Sosei Group Corp.*	600	11,336
Stada Arzneimittel AG	5,401	235,297
Stallergenes S.A.	250	19,772
Taisho Pharmaceutical Holdings Co. Ltd.	400	29,486
Takeda Pharmaceutical Co. Ltd.	21,200	952,184
Teva Pharmaceutical Industries Ltd.	23,242	1,158,306
Torii Pharmaceutical Co. Ltd.	700	19,886
Towa Pharmaceutical Co. Ltd.	1,300	55,551
Tsumura & Co.	900	21,374
UCB S.A.	3,175	260,132

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	91

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
The United Laboratories International Holdings Ltd.*	18,000	$11,609
Valeant Pharmaceuticals International, Inc.*	9,341	1,247,538
Virbac S.A.	281	67,307
ZERIA Pharmaceutical Co. Ltd.	1,100	23,023
		35,799,702
Professional Services – 0.7%
Adecco S.A. (Registered)*	3,131	261,554
AF AB, Class B*	4,112	148,279
ALS Ltd.	4,560	31,688
Bertrandt AG	433	65,471
Brunel International N.V.	716	48,502
Bureau Veritas S.A.	5,712	174,239
Capita PLC	17,759	325,358
DKSH Holding AG	322	26,515
en-japan, Inc.	500	8,757
Experian PLC	28,797	552,382
Hays PLC	131,100	333,603
Intertek Group PLC	3,959	194,265
McMillan Shakespeare Ltd.	3,505	31,534
Meitec Corp.	2,400	63,883
Michael Page International PLC	27,464	216,939
Nihon M&A Center, Inc.	2,700	63,092
Randstad Holding N.V.	3,336	193,833
SAI Global Ltd.	14,655	57,981
Seek Ltd.	7,421	114,965
SGS S.A. (Registered)	139	346,533
Stantec, Inc.	1,078	63,809
Sthree PLC	9,133	62,534
Teleperformance S.A.	4,714	269,880
Temp Holdings Co. Ltd.	1,900	48,416
USG People N.V.	9,732	167,662
WS Atkins PLC	12,285	266,143
		4,137,817
Real Estate Investment Trusts (REITs) – 2.3%
Abacus Property Group	68,097	153,952
Activia Properties, Inc.	5	41,948
Advance Residence Investment Corp.	20	45,286

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Allied Properties Real Estate Investment Trust	122	$3,803
Altarea	698	130,655
ANF Immobilier	366	12,281
Artis Real Estate Investment Trust	9,853	143,380
Ascendas Real Estate Investment Trust	74,000	134,990
Ascott Residence Trust	21,600	20,648
Australand Property Group	11,558	45,835
Befimmo S.A.	2,452	178,491
Beni Stabili SpA	50,234	44,821
Big Yellow Group PLC	5,819	50,504
Boardwalk Real Estate Investment Trust	307	17,282
British Land Co. PLC	32,037	373,533
Brookfield Canada Office Properties	200	4,895
BWP Trust	20,265	46,941
Cache Logistics Trust	25,000	22,902
Calloway Real Estate Investment Trust	780	19,034
Cambridge Industrial Trust	329,000	193,938
Canadian Apartment Properties REIT	444	8,508
Canadian Real Estate Investment Trust	100	4,117
CapitaCommercial Trust	58,000	73,924
CapitaMall Trust	86,000	136,671
CapitaRetail China Trust	37,540	44,258
CDL Hospitality Trusts	4,000	5,720
CFS Retail Property Trust Group	77,147	143,676
Champion REIT	51,000	24,011
Charter Hall Group	13,598	52,917
Charter Hall Retail REIT	31,421	112,377
Chartwell Retirement Residences	346	3,288
Cofinimmo	1,454	178,097
Cominar Real Estate Investment Trust, Class U	1,600	27,701
Corio N.V.	15,226	712,200
Crombie Real Estate Investment Trust	1,400	17,158
Cromwell Property Group	146,469	134,354
Daiwa House REIT Investment Corp.	18	73,216

See Accompanying Notes to the Financial Statements.

92	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Daiwa Office Investment Corp.	2	$10,240
Daiwahouse Residential Investment Corp.	2	8,292
Derwent London PLC	4,208	193,267
Dexus Property Group	156,801	164,897
DNZ Property Fund Ltd.	34,981	46,881
Dundee International Real Estate Investment Trust	5,589	47,668
Dundee Real Estate Investment Trust, Class A	507	13,342
Eurobank Properties Real Estate Investment Co.	1,179	13,634
Eurocommercial Properties N.V. (CVA)	3,977	182,469
Far East Hospitality Trust	32,000	22,559
Federation Centres Ltd.	56,404	130,130
Fonciere des Murs	11,728	336,612
Fonciere Des Regions*	6,303	639,464
Fortune Real Estate Investment Trust	21,000	16,496
Frasers Centrepoint Trust	47,000	67,204
Frasers Commercial Trust	51,000	51,595
Frontier Real Estate Investment Corp.	11	57,073
Fukuoka REIT Co.	70	112,658
Gecina S.A.	279	37,544
Global One Real Estate Investment Corp.	12	37,533
GLP J-Reit	44	43,462
Goodman Group	47,567	219,485
Goodman Property Trust	52,532	44,905
GPT Group	45,357	164,740
Granite Real Estate Investment Trust	5,365	206,397
Great Portland Estates PLC	15,090	159,761
Growthpoint Properties Australia Ltd.	15,920	35,844
H&R Real Estate Investment Trust	1,437	30,221
Hammerson PLC	14,168	136,483
Hankyu Reit, Inc.	5	26,872
Heiwa Real Estate REIT, Inc.	47	38,281
ICADE *	687	70,013

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Industrial & Infrastructure Fund Investment Corp.	3	$25,139
InnVest Real Estate Investment Trust	1,100	5,312
Intu Properties PLC	32,603	160,751
Investa Office Fund	47,392	146,663
Japan Excellent, Inc.	66	87,612
Japan Hotel REIT Investment Corp.	220	101,331
Japan Logistics Fund, Inc.	15	33,833
Japan Prime Realty Investment Corp.	18	63,348
Japan Real Estate Investment Corp.	30	158,884
Japan Rental Housing Investments, Inc.	143	88,474
Japan Retail Fund Investment Corp.	52	104,560
Kenedix Realty Investment Corp.	6	29,956
Keppel REIT Management Ltd.	3,160	3,046
Kiwi Income Property Trust	2,741	2,708
Klepierre	4,188	191,888
Land Securities Group PLC	25,150	451,000
The Link REIT	57,801	287,408
Lippo Malls Indonesia Retail Trust	110,000	35,488
Londonmetric Property PLC	13,999	32,691
Mapletree Commercial Trust	4,000	4,031
Mapletree Industrial Trust	5,070	5,816
Mapletree Logistics Trust	5,067	4,440
Mercialys S.A.	1,703	39,150
MID Reit, Inc.	7	15,843
Mirvac Group	90,163	146,196
Morguard Real Estate Investment Trust	9,800	150,110
Mori Hills REIT Investment Corp.	20	26,706
Mori Trust Sogo Reit, Inc.	15	22,496
Nieuwe Steen Investments N.V.	28,633	173,256
Nippon Accommodations Fund, Inc.	8	28,194
Nippon Building Fund, Inc.	35	193,930
Nippon Prologis REIT, Inc.	30	63,495
Nomura Real Estate Office Fund, Inc.	5	21,635

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	93

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Nomura Real Estate Residential Fund, Inc.	10	$55,311
Northern Property Real Estate Investment Trust	1,729	44,082
Orix JREIT, Inc.	43	54,723
OUE Hospitality Trust	190,500	132,023
Parkway Life Real Estate Investment Trust	29,000	57,984
Premier Investment Corp.	28	108,135
Property for Industry Ltd.	45,300	50,203
Regal Real Estate Investment Trust	56,000	15,602
RioCan Real Estate Investment Trust	6,997	173,610
Segro PLC	31,288	184,857
Sekisui House SI Investment Co.	40	37,788
Shaftesbury PLC	17,489	195,348
Starhill Global REIT	29,000	18,712
Stockland	72,972	263,011
Suntec Real Estate Investment Trust	63,000	86,068
Tokyu REIT, Inc.	40	51,140
Top REIT, Inc.	8	34,733
Unibail-Rodamco SE	2,691	725,533
United Urban Investment Corp.	84	126,637
Vastned Retail N.V.	4,703	241,731
Vital Healthcare Property Trust *	46,879	53,967
Warehouses De Pauw S.C.A. *	601	46,332
Wereldhave N.V.	1,843	154,781
Westfield Group	57,961	588,056
Westfield Retail Trust	82,488	243,809
Workspace Group PLC	7,149	69,290
		13,522,190
Real Estate Management & Development – 2.3%
Aeon Mall Co. Ltd.	2,190	52,183
Africa Israel Investments Ltd.*	21,309	46,530
Airport City Ltd.*	5,200	53,032
Allreal Holding AG (Registered)*	1,167	164,489
Amot Investments Ltd.	8,298	27,162
Argosy Property Ltd.	33,123	26,180

	Shares	Value
Real Estate Management & Development – (continued)
Ascendas India Trust	132,000	$80,440
Atrium European Real Estate Ltd.*	1,234	7,101
Atrium Ljungberg AB, Class B	1,034	16,390
Aveo Group	21,223	39,918
Azrieli Group	639	21,618
Bayside Land Corp.	247	66,058
Brookfield Asset Management, Inc., Class A	16,701	700,180
Bukit Sembawang Estates Ltd.	48,000	223,683
BUWOG AG*	1	18
CA Immobilien Anlagen AG*	9,252	176,133
Capital & Counties Properties PLC	3,782	21,310
CapitaLand Ltd.	92,000	234,516
CapitaMalls Asia Ltd.	10,000	17,605
Castellum AB	1,191	20,213
Cheung Kong Holdings Ltd.	37,000	629,962
Chinese Estates Holdings Ltd.	7,000	18,329
City Developments Ltd.	5,000	43,135
Citycon Oyj	13,467	50,416
CLS Holdings PLC*	280	6,605
Conwert Immobilien Invest SE*	3,153	45,379
Countrywide PLC	12,185	121,701
Daejan Holdings PLC	701	55,337
Daibiru Corp.	400	3,986
Daikyo, Inc.	2,000	3,896
Daito Trust Construction Co. Ltd.	2,200	223,769
Daiwa House Industry Co. Ltd.	18,000	303,612
Deutsche Annington Immobilien SE*	1,799	51,884
Deutsche Euroshop AG	2,582	124,193
Deutsche Wohnen AG	22,548	482,871
Dolphin Capital Investors Ltd.*	10,829	6,971
Emperor International Holdings	148,000	33,216
Fabege AB	12,836	179,533
Far East Orchard Ltd.	26,000	38,730
Fastighets AB Balder, Class B*	7,006	89,498
First Capital Realty, Inc.	1,846	30,193
FirstService Corp.	2,404	118,508
Foxtons Group PLC	11,073	59,476
Fragrance Group Ltd.	287,000	57,155
GAGFAH S.A.*	3,187	50,288

See Accompanying Notes to the Financial Statements.

94	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Gazit-Globe Ltd.	475	$6,100
Global Logistic Properties Ltd.	107,000	242,920
Goldcrest Co. Ltd.	1,000	20,862
Grainger PLC	38,643	139,310
Great Eagle Holdings Ltd.	8,000	28,635
GuocoLand Ltd.	20,000	33,935
Hang Lung Group Ltd.	16,000	86,781
Hang Lung Properties Ltd.	70,000	208,117
Heiwa Real Estate Co. Ltd.	4,900	76,894
Henderson Land Development Co. Ltd.	28,752	171,336
HKR International Ltd.	228,800	93,847
Ho Bee Land Ltd.	8,000	14,594
Hufvudstaden AB, Class A	6,032	87,931
Hulic Co. Ltd.	8,800	105,876
Hydoo International Holding Ltd.*	96,000	38,757
Hysan Development Co. Ltd.	6,000	25,655
IMMOFINANZ AG*	26,020	96,401
Jerusalem Economy Ltd.	3,682	36,593
Jerusalem Oil Exploration*	1,144	48,982
Jeudan A/S	379	42,666
K Wah International Holdings Ltd.	280,579	186,381
Kabuki-Za Co. Ltd.	1,000	46,574
Kenedix, Inc.*	8,800	30,324
Keppel Land Ltd.	9,000	24,806
Kerry Properties Ltd.	11,500	37,751
Killam Properties, Inc.	5,663	53,924
Klovern AB	26,190	143,069
Kowloon Development Co. Ltd.	48,000	58,569
Kungsleden AB	37,767	307,148
Langham Hospitality Investments and Langham Hospitality Investments Ltd.*	135,000	66,866
LEG Immobilien AG*	2,273	151,530
Lend Lease Group	13,021	156,237
Leopalace21 Corp.*	7,900	40,834
Melisron Ltd.	1,917	50,997
Midland Holdings Ltd.	110,000	46,112
Mitsubishi Estate Co. Ltd.	33,000	747,548
Mitsui Fudosan Co. Ltd.	22,000	650,631

	Shares	Value
Real Estate Management & Development – (continued)
Mobimo Holding AG (Registered)*	690	$148,039
Morguard Corp.	1,538	187,525
New World Development Co. Ltd.	188,100	194,096
Nomura Real Estate Holdings, Inc.	2,100	39,184
Norstar Holdings, Inc.	2,107	56,588
Norwegian Property ASA*	13,388	16,971
NTT Urban Development Corp.	3,200	28,131
Open House Co. Ltd.	3,600	58,890
Oxley Holdings Ltd.	92,000	56,797
Peet Ltd.*	5,644	6,746
Polytec Asset Holdings Ltd.	95,000	13,969
Precinct Properties New Zealand Ltd.	22,735	19,922
PSP Swiss Property AG (Registered)*	2,990	286,961
Raysum Co. Ltd.*	628	6,037
Relo Holdings, Inc.	3,600	197,357
Savills PLC	5,186	52,541
Sinarmas Land Ltd.	32,000	13,510
Sino Land Co. Ltd.	103,207	154,421
Songbird Estates PLC*	12,519	51,949
Sponda Oyj	5,255	27,032
St. Modwen Properties PLC	11,199	70,251
Sumitomo Real Estate Sales Co. Ltd.	1,100	33,005
Sumitomo Realty & Development Co. Ltd.	9,000	348,899
Sun Frontier Fudousan Co. Ltd.	1,000	9,985
Sun Hung Kai Properties Ltd.	47,435	597,461
Swire Pacific Ltd.	12,500	27,732
Swire Pacific Ltd., Class A	23,000	265,515
Swire Properties Ltd.	46,800	140,650
Swiss Prime Site AG (Registered)*	4,118	345,876
TAG Immobilien AG	12,790	162,319
Takara Leben Co. Ltd.	22,400	61,400
TOC Co. Ltd.	2,600	17,690
Tokyo Tatemono Co. Ltd.	14,000	111,561
UK Commercial Property Trust	32,696	44,747
Unite Group PLC	7,979	56,923

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	95

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
UOL Group Ltd.	9,000	$46,027
Wallenstam AB, Class B	8,603	140,327
Wharf Holdings Ltd.	46,000	321,882
Wheelock & Co. Ltd.	17,000	69,949
Wheelock Properties Singapore Ltd.	28,000	41,933
Wihlborgs Fastigheter AB	6,191	118,749
Wing Tai Holdings Ltd.	3,000	4,780
		13,883,222
Road & Rail – 1.3%
Asciano Ltd.	27,738	139,040
Aurizon Holdings Ltd.	53,822	258,320
Canadian National Railway Co.	23,920	1,399,302
Canadian Pacific Railway Ltd.	4,784	746,033
Central Japan Railway Co.	3,900	478,767
ComfortDelGro Corp. Ltd.	36,000	60,796
DSV A/S	5,936	197,938
East Japan Railway Co.	9,200	671,244
Firstgroup PLC*	257,884	562,601
Fukuyama Transporting Co. Ltd.	5,000	29,271
Go-Ahead Group PLC	11,042	367,865
Hankyu Hanshin Holdings, Inc.	27,000	148,018
Hitachi Transport System Ltd.	4,700	72,053
Kanagawa Chuo Kotsu Co. Ltd.	6,000	29,310
Keikyu Corp.	10,000	83,015
Keio Corp.	20,000	141,557
Keisei Electric Railway Co. Ltd.	3,000	26,109
Kintetsu Corp.	52,000	182,751
Maruzen Showa Unyu Co. Ltd.	8,000	25,140
MTR Corp. Ltd.	51,000	192,413
Nagoya Railroad Co. Ltd.	14,000	44,405
Nankai Electric Railway Co. Ltd.	10,000	38,767
National Express Group PLC	109,042	513,887
Nippon Express Co. Ltd.	16,000	75,653
Nippon Konpo Unyu Soko Co. Ltd.	2,200	37,151
Nishi-Nippon Railroad Co. Ltd.	1,000	3,847
Odakyu Electric Railway Co. Ltd.	17,000	149,280
Sankyu, Inc.	55,000	209,447
Seino Holdings Co. Ltd.	2,000	19,736
Senko Co. Ltd.	16,000	73,147

	Shares	Value
Road & Rail – (continued)
Sixt SE	3,636	$146,834
Sixt SE (Preference)	5,477	176,943
SMRT Corp. Ltd.	17,000	16,521
Sotetsu Holdings, Inc.	1,000	3,573
Stagecoach Group PLC	834	5,225
Tobu Railway Co. Ltd.	20,000	97,895
Tokyu Corp.	29,000	182,545
TransForce, Inc.	2,300	50,152
Transport International Holdings Ltd.	4,000	7,388
West Japan Railway Co.	6,100	247,404
		7,911,343
Semiconductors & Semiconductor Equipment – 0.7%
Advantest Corp.	2,300	25,353
Aixtron SE*	7,223	114,622
AMS AG	1,105	166,167
ARM Holdings PLC	39,290	591,449
ASM International N.V.	5,125	223,806
ASM Pacific Technology Ltd.	5,000	55,592
ASML Holding N.V.	9,587	789,994
CSR PLC	10,821	104,972
Dainippon Screen Manufacturing Co. Ltd.	1,000	4,366
Dialog Semiconductor PLC*	4,970	125,522
Disco Corp.	300	18,238
EZchip Semiconductor Ltd.*	1,400	33,530
Imagination Technologies Group PLC*	14,747	48,856
Infineon Technologies AG	30,684	356,484
Kontron AG	3,452	24,032
Megachips Corp.	3,300	38,896
Melexis N.V.	996	40,077
Mimasu Semiconductor Industry Co. Ltd.	500	4,542
Mitsui High-Tec, Inc.	5,700	35,935
Nordic Semiconductor ASA*	4,579	25,601
Nuflare Technology, Inc.	100	6,236
REC Silicon ASA*	165,429	91,879
Rohm Co. Ltd.	2,200	104,993
Sanken Electric Co. Ltd.	27,000	187,665
Shindengen Electric Manufacturing Co. Ltd.	15,000	61,233

See Accompanying Notes to the Financial Statements.

96	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Shinko Electric Industries Co. Ltd.	12,400	$81,817
Silex Systems Ltd.*	720	1,207
SMA Solar Technology AG	1,565	65,413
STMicroelectronics N.V.	16,011	153,092
Sumco Corp.	600	4,605
Tokyo Electron Ltd.	4,600	261,320
Tokyo Seimitsu Co. Ltd.	1,800	30,344
Ulvac, Inc.*	10,300	195,211
		4,073,049
Software – 1.0%
Allot Communications Ltd.*	3,000	40,920
Aveva Group PLC	4,186	148,999
Capcom Co. Ltd.	400	6,966
COLOPL, Inc.*	1,000	25,835
Computer Modelling Group Ltd.	800	21,781
Constellation Software, Inc.	380	84,054
Dassault Systemes	1,801	221,325
The Descartes Systems Group, Inc.*	4,000	54,126
DTS Corp.	1,100	18,210
Dwango Co. Ltd.	1,200	33,433
Exact Holding N.V.	922	32,471
Fidessa Group PLC	4,331	163,960
Forgame Holdings Ltd.*	12,200	49,175
Fuji Soft, Inc.	6,100	127,554
Gemalto N.V.	2,398	268,323
GungHo Online Entertainment, Inc.	6,700	38,239
Justsystems Corp.*	3,600	23,542
Konami Corp.	1,500	34,214
Micro Focus International PLC	13,581	177,725
Monitise PLC*	72,628	81,860
Nexon Co. Ltd.	2,100	16,405
NICE Systems Ltd.	643	27,902
Nintendo Co. Ltd.	2,700	283,877
NSD Co. Ltd.	5,800	71,712
OBIC Business Consultants Ltd.	1,000	32,403
Open Text Corp.	4,514	222,317
Oracle Corp. Japan	200	9,212
Playtech PLC	4,162	46,875
The Sage Group PLC	35,420	255,023

	Shares	Value
Software – (continued)
SAP AG	25,910	$2,085,117
Silverlake Axis Ltd.	47,000	32,198
SimCorp A/S	4,937	188,930
Software AG	4,934	185,363
Square Enix Holdings Co. Ltd.	1,800	28,863
Tecmo Koei Holdings Co. Ltd.	1,200	14,308
Temenos Group AG (Registered)*	7,299	261,138
Trend Micro, Inc.	2,500	80,886
UBISOFT Entertainment*	18,742	349,002
Xero Ltd.*	1,674	45,517
		5,889,760
Specialty Retail – 1.4%
ABC-Mart, Inc.	400	17,954
Adastria Holdings Co. Ltd.	1,110	24,134
Alpen Co. Ltd.	2,600	47,953
AOKI Holdings, Inc.	200	2,723
Aoyama Trading Co. Ltd.	500	12,408
Asahi Co. Ltd.	600	7,977
AT-Group Co. Ltd.	4,000	73,226
Autobacs Seven Co. Ltd.	1,400	21,668
AutoCanada, Inc.	1,200	76,541
Automotive Holdings Group Ltd.	41,884	155,231
Bic Camera, Inc.	10,200	74,391
BMTC Group, Inc., Class A	244	3,502
Carpetright PLC*	268	2,647
Carphone Warehouse Group PLC	27,416	142,491
Chiyoda Co. Ltd.	8,200	194,906
Chow Sang Sang Holdings International Ltd.	7,000	17,173
Chow Tai Fook Jewellery Group Ltd.	16,000	22,454
Clas Ohlson AB, Class B	5,763	126,899
Darty PLC	21,068	36,375
DCM Holdings Co. Ltd.	16,100	108,909
Delek Automotive Systems Ltd.	1,942	19,592
Delticom AG	112	5,311
Dixons Retail PLC*	369,105	280,339
Dufry AG (Registered)*	2,196	362,654
Dunelm Group PLC	6,623	104,731
EDION Corp.	20,900	121,738

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	97

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Emperor Watch & Jewellery Ltd.	1,630,000	$121,942
Esprit Holdings Ltd.	30,800	51,169
Fast Retailing Co. Ltd.	1,400	435,419
Fielmann AG	938	126,742
Folli Follie S.A.*	230	7,973
Geo Holdings Corp.	4,100	37,528
Giordano International Ltd.	186,000	124,994
Gulliver International Co. Ltd.	10,200	83,278
Halfords Group PLC	19,186	143,419
Hennes & Mauritz AB, Class B	27,462	1,115,858
Hikari Tsushin, Inc.	400	33,676
Honeys Co. Ltd.	5,160	48,342
Howden Joinery Group PLC	35,804	196,606
Inditex S.A.	6,028	903,931
IT Ltd.	50,000	13,543
JB Hi-Fi Ltd.	6,073	108,600
Jin Co. Ltd.	900	26,194
Joshin Denki Co. Ltd.	6,000	48,576
JUMBO S.A.	7,111	114,866
Kathmandu Holdings Ltd.	10,675	33,474
Keiyo Co. Ltd.	2,800	12,910
Kingfisher PLC	63,481	448,165
Kohnan Shoji Co. Ltd.	2,800	28,397
Komeri Co. Ltd.	1,300	35,163
K’s Holdings Corp.	700	20,332
Leon’s Furniture Ltd.	900	12,350
L’Occitane International S.A.	8,750	21,489
Luk Fook Holdings International Ltd.	70,000	198,637
Mekonomen AB	1,344	35,781
Michael Hill International Ltd.	24,521	27,807
Nafco Co. Ltd.	2,100	31,187
Nishimatsuya Chain Co. Ltd.	7,900	56,688
Nitori Holdings Co. Ltd.	1,200	55,037
OSIM International Ltd.	10,000	23,101
Pal Co. Ltd.	600	11,454
Paris Miki Holdings, Inc.	6,600	32,822
Premier Investments Ltd.	15,876	145,922
Reitmans Canada Ltd., Class A	5,900	35,751
RONA, Inc.	24,263	244,299
SA SA International Holdings Ltd.	26,000	21,798

	Shares	Value
Specialty Retail – (continued)
Sanrio Co. Ltd.	1,200	$38,003
Shimachu Co. Ltd.	1,400	30,796
Shimamura Co. Ltd.	500	46,598
Sports Direct International PLC*	3,304	43,683
Super Retail Group Ltd.	315	2,965
SuperGroup PLC*	1,528	34,315
T-Gaia Corp.	3,400	29,956
Trinity Ltd.	158,000	40,555
Tsutsumi Jewelry Co. Ltd.	500	11,331
United Arrows Ltd.	200	7,734
USS Co. Ltd.	3,500	51,018
Valora Holding AG (Registered)*	911	257,123
WH Smith PLC	12,053	222,652
World Duty Free SpA*	3,288	44,017
Xebio Co. Ltd.	3,600	66,467
Yamada Denki Co. Ltd.	23,500	86,730
		8,353,090
Technology Hardware, Storage & Peripherals – 0.7%
Blackberry Ltd.*	12,802	97,638
Brother Industries Ltd.	9,500	132,712
Canon, Inc.	32,300	1,016,588
Eizo Corp.	1,300	35,188
Japan Digital Laboratory Co. Ltd.	7,900	115,155
Konica Minolta, Inc.	12,400	115,199
Logitech International S.A. (Registered)	11,482	155,189
Melco Holdings, Inc.	3,200	48,650
NEC Corp.	67,000	188,243
Neopost S.A.	7,874	644,799
Nokia Oyj*	100,903	754,799
Ricoh Co. Ltd.	17,700	203,598
Riso Kagaku Corp.	5,000	123,103
Seiko Epson Corp.	3,600	98,185
Toshiba TEC Corp.	5,000	32,550
Wacom Co. Ltd.	1,300	8,514
Wincor Nixdorf AG	2,763	180,365
		3,950,475
Textiles, Apparel & Luxury Goods – 1.3%
adidas AG	5,613	598,723
Asics Corp.	3,500	68,150

See Accompanying Notes to the Financial Statements.

98	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Bijou Brigitte AG	254	$24,706
Brunello Cucinelli SpA	820	23,535
Burberry Group PLC	11,963	299,972
Christian Dior S.A.	1,571	322,711
Cie Financiere Richemont S.A. (Registered)	14,353	1,455,759
Daidoh Ltd.	9,100	55,500
Delta-Galil Industries Ltd.	1,795	54,867
Geox SpA	2,499	10,859
Gerry Weber International AG	1,179	62,120
Gildan Activewear, Inc.	4,108	209,733
Gunze Ltd.	2,000	5,462
Hermes International	416	146,018
Hugo Boss AG	1,210	167,772
IC Companys A/S	941	28,057
The Japan Wool Textile Co. Ltd.	6,000	44,523
Kering	1,978	437,170
Kurabo Industries Ltd.	9,000	15,330
Li & Fung Ltd.	190,000	275,950
Luxottica Group SpA	4,372	250,179
LVMH Moet Hennessy Louis Vuitton S.A.	7,179	1,410,985
Mulberry Group PLC	152	1,861
Onward Holdings Co. Ltd.	1,000	6,725
Pacific Textiles Holdings Ltd.	28,000	35,538
Pandora A/S	1,782	119,803
Puma SE	125	36,882
Safilo Group SpA*	2,113	48,078
Salvatore Ferragamo SpA	939	29,698
Samsonite International S.A.	27,300	86,624
Sanyo Shokai Ltd.	24,000	65,551
Seiko Holdings Corp.	47,000	171,620
Seiren Co. Ltd.	14,400	120,951
Stella International Holdings Ltd.	50,500	124,543
The Swatch Group AG	829	531,513
The Swatch Group AG (Registered)	967	116,420
Texwinca Holdings Ltd.	136,000	146,124
Tod’s SpA	231	32,318
TSI Holdings Co. Ltd.	4,800	32,376
Unitika Ltd.*	42,000	23,847
Wacoal Holdings Corp.	3,000	29,574

	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
Yondoshi Holdings, Inc.	4,600	$81,778
Yue Yuen Industrial Holdings Ltd.	12,500	38,615
		7,848,520
Thrifts & Mortgage Finance – 0.1%
Aareal Bank AG*	5,270	238,760
First National Financial Corp.	2,172	47,123
Genworth MI Canada, Inc.	1,000	35,036
Home Capital Group, Inc.	1,940	81,864
Paragon Group of Cos. PLC	32,662	197,442
		600,225
Tobacco – 0.9%
British American Tobacco PLC	51,660	2,980,666
Imperial Tobacco Group PLC	26,865	1,159,929
Japan Tobacco, Inc.	29,300	962,612
Swedish Match AB*	5,060	173,069
		5,276,276
Trading Companies & Distributors – 1.3%
Ashtead Group PLC	11,502	169,843
BayWa AG	2,211	125,171
Brenntag AG	1,382	249,778
Bunzl PLC	8,694	246,775
Cramo Oyj	6,210	138,198
Finning International, Inc.	5,061	136,503
Grafton Group PLC	21,503	210,955
Hanwa Co. Ltd.	47,000	183,583
Inaba Denki Sangyo Co. Ltd.	5,400	165,463
Inabata & Co. Ltd.	4,600	43,276
Indutrade AB	760	32,887
ITOCHU Corp.	46,900	525,243
Iwatani Corp.	49,000	287,332
Japan Pulp & Paper Co. Ltd.	9,000	30,661
Kamei Corp.	1,000	7,362
Kanamoto Co. Ltd.	3,900	122,555
Kanematsu Corp.	128,000	196,730
Kloeckner & Co. SE*	9,991	150,998
Kuroda Electric Co. Ltd.	4,500	72,291
Marubeni Corp.	49,000	327,146
MISUMI Group, Inc.	700	17,036
Mitani Corp.	2,800	63,044
Mitsubishi Corp.	42,400	758,759

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	99

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Trading Companies & Distributors – (continued)
Mitsui & Co. Ltd.	50,900	$722,018
MonotaRO Co. Ltd.	400	8,078
Nagase & Co. Ltd.	4,900	60,057
NEC Capital Solutions Ltd.	2,500	43,221
Nichiden Corp.	300	7,184
Nippon Steel & Sumikin Bussan Corp.	26,000	91,630
Nishio Rent All Co. Ltd.	1,100	40,436
Noble Group Ltd.	189,000	193,464
Ramirent Oyj	2,223	24,843
Reece Australia Ltd.	839	23,613
Rexel S.A.	6,808	171,801
Richelieu Hardware Ltd.	424	18,966
Russel Metals, Inc.	6,319	185,692
Seven Group Holdings Ltd.	1,044	7,932
SIG PLC	33,930	109,715
Sojitz Corp.	14,900	23,484
Solar A/S, Class B	1,822	125,911
Sumitomo Corp.	27,800	361,141
Tat Hong Holdings Ltd.	47,000	30,326
Toromont Industries Ltd.	5,907	145,919
Toyota Tsusho Corp.	5,500	144,782
Travis Perkins PLC	5,291	152,327
Trusco Nakayama Corp.	6,200	139,902
Wajax Corp.	3,748	121,068
Wakita & Co. Ltd.	2,000	22,614
Wolseley PLC	7,377	426,135
Yamazen Corp.	6,900	44,581
Yuasa Trading Co. Ltd.	35,000	66,471
		7,774,900
Transportation Infrastructure – 0.5%
Abertis Infraestructuras S.A.	11,275	253,339
Aeroports de Paris	1,383	171,874
Ansaldo STS SpA	15,318	169,913
Atlantia SpA	9,525	247,629
Auckland International Airport Ltd.	8,195	27,950
Autostrada Torino-Milano SpA	8,009	135,591
BBA Aviation PLC	45,782	239,646
Flughafen Wien AG	1,303	127,714

	Shares	Value
Transportation Infrastructure – (continued)
Flughafen Zuerich AG (Registered)	233	$146,742
Fraport AG Frankfurt Airport Services Worldwide	267	19,691
Groupe Eurotunnel S.A. (Registered)	40,995	549,602
Hamburger Hafen und Logistik AG	2,488	60,198
Hong Kong Aircraft Engineering Co. Ltd.	2,800	32,540
Japan Airport Terminal Co. Ltd.	500	11,517
Kamigumi Co. Ltd.	10,000	95,350
Kobenhavns Lufthavne	50	26,500
Mitsubishi Logistics Corp.	3,000	43,054
Mitsui-Soko Co. Ltd.	13,000	51,542
Nissin Corp.	28,000	78,943
Piraeus Port Authority	1,944	50,405
Port of Tauranga Ltd.*	3,261	40,342
Qube Holdings Ltd.	17,123	35,221
SATS Ltd.	19,000	47,979
SIA Engineering Co. Ltd.	5,000	19,078
Societa Iniziative Autostradali e Servizi SpA	1,647	19,548
The Sumitomo Warehouse Co. Ltd.	29,000	140,529
Sydney Airport	32,682	127,788
Transurban Group^	39,240	264,321
Westshore Terminals Investment Corp.	134	4,349
		3,238,895
Water Utilities – 0.1%
The Athens Water Supply & Sewage Co. S.A.	4,959	63,946
Hyflux Ltd.	15,000	14,339
Pennon Group PLC	10,471	133,932
Severn Trent PLC	6,259	194,991
United Utilities Group PLC	17,757	238,669
		645,877
Wireless Telecommunication Services – 1.4%
Freenet AG*	23,152	799,806
KDDI Corp.	14,700	783,136
M1 Ltd.	7,000	18,736

See Accompanying Notes to the Financial Statements.

100	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Wireless Telecommunication Services – (continued)
Millicom International Cellular S.A. (SDR)	1,566	$154,512
Mobistar S.A.	6,269	122,083
NTT DOCOMO, Inc.	42,300	671,665
Okinawa Cellular Telephone Co.	2,600	66,406
Partner Communications Co. Ltd.*	4,710	42,170
Rogers Communications, Inc., Class B	10,919	433,099
SmarTone Telecommunications Holdings Ltd.	103,000	106,151
Softbank Corp.	26,041	1,934,911
StarHub Ltd.	9,000	29,753
Tele2 AB, Class B	12,427	158,272
Vodafone Group PLC	711,005	2,688,671
		8,009,371
Total Common Stocks (Cost $538,332,010)		583,989,985
	No. of Rights
RIGHTS — 0.0%†
Africa Israel Investments Ltd., expiring 05/14/14 at 7.26 ILS*^	592	510
Aquarius Platinum Ltd., expiring 05/14/14 at 0.25 AUD*	68,038	7,250
Atlantia SpA, expiring 12/04/14 at 1.00 EUR*^	756	77
Babcock International Group PLC, expiring 05/06/14 at 790.00 GBP*	3,485	23,538
Rezidor Hotel Group AB, expiring 05/21/14 at 22.30 SEK*^	2,683	1,242
Total Rights (Cost $3,245)		32,617

	No. of Warrants	Value
WARRANTS – 0.0%†
Peugeot S.A., expiring 04/29/17 at 7.50 EUR*	17,905	$34,235
Sun Hung Kai Properties Ltd., expiring 04/22/16 at 98.60 HKD*	3,750	2,525
Total Warrants (Cost $–)		36,760
Total Investment Securities (Cost $538,335,255) – 98.8%		584,059,362
Other assets less liabilities – 1.2%		7,224,902
NET ASSETS – 100.0%		$591,284,264

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At April 30, 2014, the value of these securities amounted to $368,192 or 0.06% of net assets.

(a)	144A security — Certain conditions for public sale may exist.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

AUD – Australian Dollar

CAD – Canadian Dollar

CDI – CHESS Depositary Interest

CVA – Dutch Certificate

EUR – Euro

FDR – Finnish Depositary Receipt

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

SEK – Swedish Krona

SDR – Swedish Depositary Receipt

USD – US Dollar

As of April 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,833,783
Aggregate gross unrealized depreciation	(10,093,350)
Net unrealized appreciation	$44,740,433
Federal income tax cost of investments	$539,318,929

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	101

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts Purchased

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contracts as of April 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Futures Contracts	39	06/20/14	$1,700,673	$78,521
FTSE 100® Index Futures Contracts	12	06/20/14	1,366,611	46,286
Hang Seng Index Futures Contracts	6	05/29/14	844,992	(15,859)
Nikkei 225 Index Futures Contracts	12	06/12/14	836,417	(30,898)
S&P Toronto Stock Exchange 60® Index Futures Contracts	9	06/19/14	1,371,343	34,474
SPI 200® Futures Contracts	7	06/19/14	886,778	16,120
				$128,644

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2014:

Contracts to Deliver	Counterparty	In Exchange For	Delivery Date	Unrealized Appreciation (Depreciation)
AUD 145,000	Morgan Stanley	USD 131,061	06/18/14	$2,847
AUD 363,370	UBS AG	USD 340,000	06/18/14	(4,427)
GBP 304,000	Citibank N.A.	USD 505,541	06/18/14	7,590
GBP 179,379	Goldman Sachs	USD 300,000	06/18/14	2,780
CAD 200,000	Citibank N.A.	USD 180,487	06/18/14	1,544
CAD 120,684	Goldman Sachs	USD 110,000	06/18/14	(159)
EUR 568,000	Goldman Sachs	USD 791,027	06/18/14	(3,561)
EUR 431,821	UBS AG	USD 600,000	06/18/14	(1,330)
HKD 1,085,168	Citibank N.A.	USD 140,000	06/18/14	(13)
JPY 37,943,000	Citibank N.A.	USD 373,409	06/18/14	(1,858)
CHF 124,000	Morgan Stanley	USD 142,264	06/18/14	(1,372)
CHF 306,056	Morgan Stanley	USD 350,000	06/18/14	(2,252)
				$(211)

Contracts to Receive	Counterparty	In Exchange For	Receipt Date	Unrealized Depreciation
USD 330,000	Morgan Stanley	AUD 363,576	06/18/14	$(5,764)
USD 460,000	Morgan Stanley	GBP 277,736	06/18/14	(8,798)
USD 265,000	Morgan Stanley	CAD 294,455	06/18/14	(3,000)
USD 180,000	Morgan Stanley	EUR 129,389	06/18/14	617
USD 250,000	Morgan Stanley	CHF 218,438	06/18/14	1,806
				$(15,139)

See Accompanying Notes to the Financial Statements.

102	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2014:

Australia	6.5%
Austria	0.3
Belgium	1.2
Canada	9.4
Denmark	1.5
Finland	0.9
France	8.9
Germany	7.8
Greece	0.2
Hong Kong	2.6
Ireland	0.4
Israel	0.5
Italy	2.4
Japan	18.2
Netherlands	2.8
New Zealand	0.2
Norway	1.0
Portugal	0.3
Singapore	1.6
Spain	2.9
Sweden	3.0
Switzerland	7.4
United Kingdom	18.8
Other[1]	1.2
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	103

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

April 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.0%
Aerospace & Defense – 0.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,645	$7,279
AviChina Industry & Technology Co. Ltd., Class H	200,000	106,799
Embraer S.A.	23,700	203,708
Korea Aerospace Industries Ltd.	930	29,656
S&T Dynamics Co. Ltd.	7,660	88,587
		436,029
Air Freight & Logistics – 0.2%
Hanjin Transportation Co. Ltd.	1,690	41,461
Hyundai Glovis Co. Ltd.	592	139,507
Integer.pl S.A.*	265	23,274
Kerry TJ Logistics Co. Ltd.	6,000	7,212
POS Malaysia Bhd	45,300	62,425
Sinotrans Ltd., Class H	455,000	251,185
		525,064
Airlines – 0.5%
Aeroflot – Russian Airlines OJSC	116,957	167,111
Air China Ltd., Class H	90,000	51,078
AirAsia Bhd	41,900	28,485
AirAsia X Bhd*	69,000	15,847
Asia Aviation PCL (NVDR)*	119,700	14,870
Asiana Airlines, Inc.*	4,720	22,497
Cebu Air, Inc.	20,940	24,660
China Airlines Ltd.*	33,000	11,037
China Eastern Airlines Corp. Ltd., Class H*	52,000	16,030
China Southern Airlines Co. Ltd., Class H	466,000	138,847
Eva Airways Corp.*	45,000	22,800
Garuda Indonesia Persero Tbk PT*	1,299,216	51,805
Gol Linhas Aereas Inteligentes S.A. (Preference)*	13,600	87,018

	Shares	Value
Airlines – (continued)
Grupo Aeromexico SAB de CV*	50,800	$82,163
Latam Airlines Group S.A.	12,039	183,668
Malaysian Airline System Bhd*	612,800	43,162
Pegasus Hava Tasimaciligi A/S*	763	10,162
Thai Airways International PCL (NVDR)*	20,500	8,235
Turk Hava Yollari	26,124	83,280
		1,062,755
Auto Components – 1.4%
Actron Technology Corp.	3,000	12,666
Apollo Tyres Ltd.	55,370	146,010
Astra Otoparts Tbk PT	86,500	29,927
Autometal S.A.	2,700	22,241
Bharat Forge Ltd.	6,574	44,448
Bosch Ltd.	557	97,311
Brisa Bridgestone Sabanci Sanayi Ve Ticaret A/S	11,190	33,188
Cheng Shin Rubber Industry Co. Ltd.	65,400	187,550
Dae Won Kang Up Co. Ltd.	9,000	57,486
Depo Auto Parts Ind Co. Ltd.	9,000	36,211
Exide Industries Ltd.	15,469	30,712
Federal Corp.	13,000	9,277
Gajah Tunggal Tbk PT	612,400	101,436
Global & Yuasa Battery Co. Ltd.	2,162	103,675
Halla Visteon Climate Control Corp.	1,260	52,556
Hanil E-Wha Co. Ltd.	7,740	158,051
Hankook Tire Co. Ltd.	2,815	162,640
Hyundai Mobis	2,951	842,490
Hyundai Wia Corp.	643	105,787
Kenda Rubber Industrial Co. Ltd.	14,360	33,287
Kumho Tire Co., Inc.*	1,940	24,407
Mahle-Metal Leve S.A. Industria e Comercio	2,700	26,360
Mando Corp.	500	60,002

See Accompanying Notes to the Financial Statements.

104	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Minth Group Ltd.	20,000	$31,421
Motherson Sumi Systems Ltd.	7,375	31,027
MRF Ltd.	412	140,227
Nan Kang Rubber Tire Co. Ltd.*	4,000	4,543
Nexen Tire Corp.	650	8,901
SL Corp.	3,740	64,427
Sri Trang Agro-Industry PCL (NVDR)	226,400	103,545
Sungwoo Hitech Co. Ltd.	9,903	159,571
Thai Stanley Electric PCL (NVDR)	2,700	17,772
Tianneng Power International Ltd.	226,000	78,415
Tong Yang Industry Co. Ltd.	33,400	47,836
Tupy S.A.	3,700	29,551
Xingda International Holdings Ltd.	301,000	132,391
		3,227,345
Automobiles – 2.3%
Astra International Tbk PT	842,800	541,261
Bajaj Auto Ltd.	4,186	132,708
Brilliance China Automotive Holdings Ltd.	116,000	179,248
Byd Co. Ltd., Class H*	20,500	110,395
China Motor Corp.	4,000	3,616
Chongqing Changan Automobile Co. Ltd., Class B	32,000	57,785
Dongfeng Motor Group Co. Ltd., Class H	106,000	141,372
DRB-Hicom Bhd	22,700	17,379
Ford Otomotiv Sanayi A/S*	2,839	31,978
Geely Automobile Holdings Ltd.	200,000	69,394
Great Wall Motor Co. Ltd., Class H	45,000	203,732
Guangzhou Automobile Group Co. Ltd., Class H	94,000	94,814
Hero MotoCorp Ltd.	2,975	108,531
Hyundai Motor Co.	6,484	1,443,259

	Shares	Value
Automobiles – (continued)
Hyundai Motor Co. (Preference)	2,844	$381,103
Jiangling Motors Corp. Ltd., Class B	28,600	106,537
Kia Motors Corp.	11,250	623,851
Mahindra & Mahindra Ltd.	6,631	118,097
Mahindra & Mahindra Ltd. (GDR)	9,087	161,839
Maruti Suzuki India Ltd.	2,524	80,472
Oriental Holdings Bhd	3,900	9,316
Sanyang Industry Co. Ltd.	26,000	23,806
Ssangyong Motor Co.*	2,570	24,847
TAN Chong Motor Holdings Bhd	16,500	28,801
Tata Motors Ltd.	39,234	201,304
Tata Motors Ltd. (ADR)	4,742	177,446
Tofas Turk Otomobil Fabrikasi A/S	5,005	30,492
UMW Holdings Bhd	16,500	54,368
Yulon Motor Co. Ltd.	27,000	41,933
Yulon Nissan Motor Co. Ltd.	2,000	25,432
		5,225,116
Banks – 13.8%
Affin Holdings Bhd	11,700	13,508
Agricultural Bank of China Ltd., Class H	916,000	383,988
Akbank TAS	40,167	139,809
Akbank TAS (ADR)	18,738	128,543
Albaraka Turk Katilim Bankasi A/S	114,168	90,045
Alior Bank S.A.*	1,395	36,779
Allahabad Bank	20,978	34,798
Alliance Financial Group Bhd	37,700	51,721
AMMB Holdings Bhd	76,900	169,083
Andhra Bank	29,311	32,511
Asya Katilim Bankasi A/S*	51,253	39,213
Attijariwafa Bank	840	32,807
Axis Bank Ltd.	5,303	133,395
Axis Bank Ltd. (GDR)	3,835	97,025
Banco Bradesco S.A. (Preference)	90,250	1,336,618
Banco de Bogota S.A.	1,029	37,226

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	105

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Banco de Chile	634,685	$81,534
Banco de Credito e Inversiones	1,048	57,937
Banco do Brasil S.A.	23,500	246,992
Banco do Estado do Rio Grande do Sul S.A. (Preference), Class B	7,100	40,663
Banco Industrial e Comercial S.A. (Preference)	22,700	80,747
Banco Santander Brasil S.A.	37,200	247,673
Banco Santander Chile	2,876,809	173,822
Bancolombia S.A.	10,042	138,249
Bancolombia S.A. (Preference)	15,573	220,842
Bangkok Bank PCL (NVDR)	21,700	126,405
Bank BPH S.A.*	89	1,484
Bank Bukopin Tbk PT	1,260,000	69,749
Bank Central Asia Tbk PT	521,500	496,173
Bank Danamon Indonesia Tbk PT	128,400	45,423
Bank Handlowy w Warszawie S.A.	1,046	38,868
Bank Mandiri Persero Tbk PT	408,500	347,145
Bank Millennium S.A.*	14,808	43,482
Bank Negara Indonesia Persero Tbk PT	344,400	143,432
Bank of Baroda	2,734	37,031
Bank of China Ltd., Class H	3,215,000	1,414,080
Bank of Communications Co. Ltd., Class H	376,000	233,762
Bank of India	4,806	18,657
Bank of the Philippine Islands	27,818	56,659
Bank Pan Indonesia Tbk PT*	119,500	8,992
Bank Pekao S.A.	5,735	367,204
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	564,000	47,075
Bank Permata Tbk PT*	202,000	23,412
Bank Rakyat Indonesia Persero Tbk PT	474,000	405,882
Bank Tabungan Negara Persero Tbk PT	1,206,700	120,550

	Shares	Value
Banks – (continued)
Bank Tabungan Pensiunan Nasional Tbk PT*	78,000	$27,492
Bank Zachodni WBK S.A.	1,226	150,438
Banque Centrale Populaire	3,122	72,551
Banregio Grupo Financiero SAB de CV	18,600	107,445
Barclays Africa Group Ltd.	14,648	214,202
BBVA Banco Continental S.A.	12,578	24,470
BDO Unibank, Inc.	54,500	107,888
BIMB Holdings Bhd	41,580	54,116
BMCE Bank	376	9,665
BOC Hong Kong Holdings Ltd.	149,000	436,265
BS Financial Group, Inc.	7,660	117,128
Canara Bank	3,605	17,073
Capitec Bank Holdings Ltd.	1,287	27,800
Central Bank of India	31,151	27,476
Chang Hwa Commercial Bank	187,670	109,067
China Banking Corp.	20,871	25,773
China Citic Bank Corp. Ltd., Class H	344,000	204,993
China Construction Bank Corp., Class H	3,088,000	2,130,932
China Development Financial Holding Corp.	504,000	144,367
China Merchants Bank Co. Ltd., Class H	188,399	336,320
China Minsheng Banking Corp. Ltd., Class H	206,500	207,756
Chongqing Rural Commercial Bank, Class H	677,000	296,897
CIMB Group Holdings Bhd	186,112	428,021
Commercial International Bank Egypt SAE	40,969	219,182
Corp. Bank	6,816	33,201
Corpbanca S.A.	6,006,208	69,176
Cosmos Bank Taiwan*	42,000	20,723
Credicorp Ltd.	2,700	402,975
CTBC Financial Holding Co. Ltd.	532,449	316,493
DGB Financial Group, Inc.	4,960	75,122
E.Sun Financial Holding Co. Ltd.	184,900	111,743

See Accompanying Notes to the Financial Statements.

106	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
East West Banking Corp.*	68,800	$47,070
Entie Commercial Bank	8,000	3,550
Far Eastern International Bank	22,035	7,735
First Financial Holding Co. Ltd.	281,735	165,134
Getin Holding S.A.*	51,942	54,729
Getin Noble Bank S.A.*	63,236	76,864
Grupo Aval Acciones y Valores	149,290	101,605
Grupo Aval Acciones y Valores (Preference)	35,132	23,820
Grupo Financiero Banorte SAB de CV, Class O	102,700	680,508
Grupo Financiero Inbursa SAB de CV, Class O	95,700	244,642
Grupo Financiero Santander Mexico SAB de CV, Class B	72,800	173,031
Grupo Security S.A.	534,661	186,631
Hana Financial Group, Inc.	11,420	401,739
HDFC Bank Ltd.	16,036	191,773
HDFC Bank Ltd. (ADR)	10,842	434,222
Hong Leong Bank Bhd	18,200	78,028
Hong Leong Financial Group Bhd	2,700	12,650
Hua Nan Financial Holdings Co. Ltd.	226,850	127,705
ICICI Bank Ltd.	7,217	148,779
ICICI Bank Ltd. (ADR)	878	37,464
IDBI Bank Ltd.	56,415	63,790
Indian Bank	20,011	42,898
Indian Overseas Bank	63,902	65,528
IndusInd Bank Ltd.	11,634	92,268
Industrial & Commercial Bank of China Ltd., Class H	3,081,000	1,835,998
Industrial Bank of Korea	9,080	111,600
ING Bank Slaski S.A.*	989	44,427
Intercorp Financial Services, Inc.	845	27,040
Itau Unibanco Holding S.A. (Preference)	105,750	1,735,096

	Shares	Value
Banks – (continued)
Itausa – Investimentos Itau S.A.	14,244	$60,674
Itausa – Investimentos Itau S.A. (Preference)	124,930	547,804
Jammu & Kashmir Bank Ltd.	7,178	199,345
Karur Vysya Bank Ltd.	14,131	91,220
Kasikornbank PCL (NVDR)	27,800	164,515
KB Financial Group, Inc.	16,410	559,017
Kiatnakin Bank PCL (NVDR)	12,000	15,946
King’s Town Bank	26,000	24,108
Komercni Banka A/S	646	148,701
Kotak Mahindra Bank Ltd.	13,095	174,253
Krung Thai Bank PCL (NVDR)	172,500	96,485
LH Financial Group PCL (NVDR)	596,400	33,174
Malayan Banking Bhd	176,495	535,079
mBank S.A.	595	97,282
Mega Financial Holding Co. Ltd.	389,002	297,568
Metropolitan Bank & Trust Co.*	2,160	4,104
Nedbank Group Ltd.	9,476	202,591
Oriental Bank of Commerce	15,859	65,037
OTP Bank PLC	10,395	197,494
Philippine National Bank*	10,223	19,974
Powszechna Kasa Oszczednosci Bank Polski S.A.	35,384	485,025
Public Bank Bhd	90,000	555,076
RHB Capital Bhd	18,258	46,351
Rizal Commercial Banking Corp.	115,330	124,178
Sberbank of Russia*	453,085	921,738
Sberbank of Russia (Preference)*	41,968	70,846
Security Bank Corp.	27,338	73,649
Sekerbank TAS*	2,340	2,177
Shinhan Financial Group Co. Ltd.	18,060	786,509
The Siam Commercial Bank PCL (NVDR)	72,800	372,324
SinoPac Financial Holdings Co. Ltd.	283,025	126,058

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	107

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Sociedad Matriz Banco de Chile, Class B	214,966	$66,086
Standard Bank Group Ltd.	52,038	682,300
State Bank of India	3,772	129,992
State Bank of India (GDR)	957	65,507
Syndicate Bank	39,480	67,485
Ta Chong Bank Ltd.*	64,965	21,621
Taichung Commercial Bank	31,102	10,351
Taishin Financial Holding Co. Ltd.	304,506	138,146
Taiwan Business Bank*	44,680	13,020
Taiwan Cooperative Financial Holding Co. Ltd.	200,860	106,756
Thanachart Capital PCL (NVDR)	28,100	30,175
Tisco Financial Group PCL (NVDR)	18,920	23,241
TMB Bank PCL (NVDR)	1,032,600	73,392
Turkiye Garanti Bankasi A/S	42,618	155,586
Turkiye Garanti Bankasi A/S (ADR)	52,477	193,640
Turkiye Halk Bankasi A/S	26,033	173,357
Turkiye Is Bankasi, Class C	61,251	143,769
Turkiye Sinai Kalkinma Bankasi A/S	11,061	9,978
Turkiye Vakiflar Bankasi Tao, Class D	31,643	65,904
UCO Bank	58,201	73,529
Union Bank of India	29,190	73,150
Union Bank of Philippines, Inc.	3,830	10,920
Union Bank of Taiwan*	25,109	8,938
VTB Bank OJSC	146,100,030	158,448
VTB Bank OJSC (GDR)	32,047	67,876
Woori Finance Holdings Co. Ltd.*^	14,450	162,917
Yapi Ve Kredi Bankasi A/S	30,512	63,260
Yes Bank Ltd.	7,055	51,554
		31,773,267
Beverages – 1.7%
AMBEV S.A.	196,600	1,429,450

	Shares	Value
Beverages – (continued)
Anadolu Efes Biracilik Ve Malt Sanayii A/S	10,085	$120,264
Arca Continental SAB de CV	13,900	88,525
Carlsberg Brewery Malaysia Bhd	4,600	17,693
Cia Cervecerias Unidas S.A.	6,304	74,393
Coca-Cola Embonor S.A. (Preference), Class B	36,565	67,381
Coca-Cola Femsa SAB de CV	19,800	221,069
Coca-Cola Icecek A/S	2,978	69,548
Distell Group Ltd.	563	6,682
Embotelladora Andina S.A. (Preference), Class A	14,764	47,350
Embotelladora Andina S.A. (Preference), Class B	13,865	55,768
Emperador, Inc.*	80,700	23,026
Fomento Economico Mexicano SAB de CV	81,400	742,482
Fraser & Neave Holdings Bhd	6,300	34,727
Guangdong Land Holdings Ltd.	66,000	13,025
Guinness Anchor Bhd	3,500	15,434
Hey Song Corp.	19,500	20,470
Hite Jinro Co. Ltd.	590	14,275
Lotte Chilsung Beverage Co. Ltd.	45	68,068
LT Group, Inc.	162,500	66,706
Muhak Co. Ltd.*	1,436	42,109
Organizacion Cultiba SAB de CV	22,700	37,374
Tibet 5100 Water Resources Holdings Ltd.	131,000	51,874
Tsingtao Brewery Co. Ltd., Class H	14,000	101,937
United Breweries Ltd.	2,435	31,881
United Spirits Ltd.	3,919	179,885
Vina Concha y Toro S.A.	62,243	130,140
Yantai Changyu Pioneer Wine Co. Ltd., Class B	63,600	157,752
		3,929,288
Biotechnology – 0.2%
Biocon Ltd.	5,764	45,006

See Accompanying Notes to the Financial Statements.

108	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
China Biologic Products, Inc.*	400	$14,620
GlycoNex, Inc.	6,000	18,140
Green Cross Corp.	214	26,406
Medigen Biotechnology Corp.*	4,099	49,273
Medy-Tox, Inc.	520	76,795
PharmaEngine, Inc.*	2,065	17,266
Seegene, Inc.*	835	45,657
Taiwan Liposome Co. Ltd.*	2,340	22,549
ViroMed Co. Ltd.*	1,391	70,405
		386,117
Building Products – 0.1%
Arwana Citramulia Tbk PT	403,500	34,377
China Lesso Group Holdings Ltd.	28,000	14,880
Dynasty Ceramic PCL (NVDR)	10,800	17,522
KCC Corp.	183	91,031
LG Hausys Ltd.	146	25,716
Rovese S.A.*	42,121	19,477
Sung Kwang Bend Co. Ltd.	1,571	36,717
Sunspring Metal Corp.	4,000	8,080
Taiwan Glass Industry Corp.	26,000	23,763
Trakya Cam Sanayi A/S	17,387	19,707
Xxentria Technology Materials Corp.	9,000	25,422
		316,692
Capital Markets – 1.0%
Administradora de Fondos de Pensiones Habitat S.A.	19,789	27,490
Administradora de Fondos de Pensiones Provida S.A.	2,748	16,653
Brait SE*	10,013	53,882
Capital Securities Corp.	29,000	9,939
CETIP S.A. – Mercados Organizados	6,600	83,484
China Bills Finance Corp.	71,000	27,508
China Everbright Ltd.	26,000	34,743
China Galaxy Securities Co. Ltd., Class H*	159,000	93,109

	Shares	Value
Capital Markets – (continued)
Citadel Capital SAE*	40,421	$25,726
CITIC Securities Co. Ltd., Class H	45,000	90,315
Coronation Fund Managers Ltd.	8,740	84,229
Corporativo GBM SAB de CV*	110,100	84,958
Daewoo Securities Co. Ltd.*	9,570	78,353
Daishin Securities Co. Ltd.	13,050	117,833
Daishin Securities Co. Ltd. (Preference)	4,660	26,788
Egyptian Financial Group-Hermes Holding*	18,788	34,452
Egyptian Kuwaiti Holding Co. SAE*	23,902	25,097
Grupo BTG Pactual	10,200	139,654
Guotai Junan International Holdings Ltd.	28,000	14,410
Haitong Securities Co. Ltd., Class H	45,200	63,199
Hanwha Investment & Securities Co. Ltd.*	21,320	76,961
HMC Investment Securities Co. Ltd.*	6,760	71,309
Hyundai Securities Co. Ltd.	3,040	20,418
Hyundai Securities Co. Ltd. (Preference)	3,530	23,265
Investec Ltd.	9,457	82,984
Jih Sun Financial Holdings Co. Ltd.	62,082	16,755
KIWOOM Securities Co. Ltd.	188	9,224
Korea Investment Holdings Co. Ltd.	740	27,106
Macquarie Korea Infrastructure Fund	5,100	31,588
Masterlink Securities Corp.	181,000	59,039
Meritz Securities Co. Ltd.	57,150	125,273
Mirae Asset Securities Co. Ltd.	750	30,703
NH Investment & Securities Co. Ltd.	7,490	48,493
OSK Holdings Bhd	195,900	99,585
President Securities Corp.	43,000	23,566
Samsung Securities Co. Ltd.	2,000	76,164

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	109

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Shinyoung Securities Co. Ltd.*	860	$33,708
SK Securities Co. Ltd.*	47,760	34,157
TONGYANG Securities, Inc.*	32,150	71,406
Waterland Financial Holdings Co. Ltd.	56,360	17,656
Woori Investment & Securities Co. Ltd.	2,690	22,701
Yuanta Financial Holding Co. Ltd.	331,000	164,963
		2,298,846
Chemicals – 3.3%
Acron JSC*	4,230	141,009
Aeci Ltd.	5,062	56,479
African Oxygen Ltd.	11,238	22,079
Akzo Nobel India Ltd.	798	11,452
Alexandria Mineral Oils Co.	958	10,640
Alpek S.A. de CV	14,100	24,238
Asia Plastic Recycling Holding Ltd.	6,840	14,428
Asia Polymer Corp.	16,000	12,398
Asian Paints Ltd.	13,022	109,062
Batu Kawan Bhd	4,500	26,941
Bayer CropScience Ltd.	562	13,199
Berger Paints India Ltd.	6,060	24,435
Boryszew S.A.*	5,964	8,668
Braskem S.A. (Preference), Class A	8,200	55,732
Capro Corp.*	6,720	30,176
Castrol India Ltd.	2,653	13,024
Cheil Industries, Inc.	2,226	141,966
China BlueChemical Ltd., Class H	512,000	274,727
China Lumena New Materials Corp.^	888,000	143,173
China Man-Made Fiber Corp.*	73,000	24,657
China Petrochemical Development Corp.	38,700	15,250
China Steel Chemical Corp.	5,000	28,810

	Shares	Value
Chemicals – (continued)
Ciech S.A.*	3,128	$33,496
Dongyue Group Ltd.	362,000	144,747
Eternal Chemical Co. Ltd.	20,000	20,862
Everlight Chemical Industrial Corp.	26,250	24,079
Foosung Co. Ltd.*	2,860	9,341
Formosa Chemicals & Fibre Corp.	135,980	328,715
Formosa Plastics Corp.	180,440	464,873
Formosan Rubber Group, Inc.	151,000	141,259
Fufeng Group Ltd.	369,400	140,559
Godrej Industries Ltd.	3,375	16,907
Grand Pacific Petrochemical	17,000	10,809
Grupa Azoty S.A.*	1,225	24,257
Gubre Fabrikalari TAS	35,524	70,296
Hanwha Chemical Corp.	3,620	63,936
Hanwha Corp.	2,470	71,831
Ho Tung Chemical Corp.	53,550	23,851
Huabao International Holdings Ltd.	65,000	30,769
Huchems Fine Chemical Corp.	3,160	66,668
Hyosung Corp.	1,381	98,500
Indorama Ventures PCL (NVDR)	103,600	76,195
Kolon Industries, Inc.	367	24,365
Korea Petrochemical Ind Co. Ltd.	234	14,086
Kumho Petro chemical Co. Ltd.	490	41,398
LCY Chemical Corp.	13,000	13,367
LG Chem Ltd.	1,895	482,324
LG Chem Ltd. (Preference)	179	25,898
Lotte Chemical Corp.	814	128,406
Mexichem SAB de CV	41,900	155,865
Namhae Chemical Corp.	3,200	30,040
Nan Ya Plastics Corp.	205,010	448,744
Nizhnekamskneftekhim OAO (Preference)*	35,832	16,943
OCI Co. Ltd.*	675	118,238
OCI Materials Co. Ltd.	1,936	66,326
Omnia Holdings Ltd.	6,939	148,912

See Accompanying Notes to the Financial Statements.

110	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Oriental Union Chemical Corp.	18,000	$17,882
Petkim Petrokimya Holding A/S*	8,463	11,991
Petronas Chemicals Group Bhd	108,800	224,230
Phosagro OAO	5,547	194,609
Phosagro OAO (GDR)	2,766	32,113
Pidilite Industries Ltd.	3,715	19,617
PTT Global Chemical PCL (NVDR)	77,800	167,693
Samsung Fine Chemicals Co. Ltd.	405	16,148
San Fang Chemical Industry Co. Ltd.	11,330	11,087
Shinkong Synthetic Fibers Corp.	85,000	27,331
Sidi Kerir Petrochemicals Co.*	5,418	15,139
Sinofert Holdings Ltd.	582,000	72,066
Sinopec Shanghai Petrochemical Co. Ltd., Class H	476,000	116,040
SK Chemicals Co. Ltd.	4,022	233,932
SKC Co. Ltd.	5,910	195,322
Sociedad Quimica y Minera de Chile S.A. (Preference), Class B	4,156	132,486
Solar Applied Materials Technology Co.	106,000	94,072
Soulbrain Co. Ltd.	3,074	122,419
Supreme Industries Ltd.	1,939	14,663
Synthos S.A.	18,496	29,080
Taekwang Industrial Co. Ltd.	18	23,186
Taiwan Fertilizer Co. Ltd.	26,000	51,659
Taiwan Prosperity Chemical Corp.	35,000	34,191
Taiwan Styrene Monomer*	119,000	66,794
Tata Chemicals Ltd.	10,643	50,175
TSRC Corp.	18,000	26,406
Unipetrol A/S*	11,939	83,109
UPC Technology Corp.	43,000	19,081

	Shares	Value
Chemicals – (continued)
UPL Ltd.	81,721	$363,250
Uralkali OJSC	34,787	153,740
Uralkali OJSC (GDR)	3,864	85,588
USI Corp.	16,000	10,120
Yingde Gases Group Co. Ltd.	32,000	32,318
Yip’s Chemical Holdings Ltd.	58,000	41,071
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	12,000	31,790
Zaklady Chemiczne Police S.A.*	1,444	9,820
		7,609,623
Commercial Services & Supplies – 0.2%
Blue Label Telecoms Ltd.	24,659	21,355
China Everbright International Ltd.	102,000	127,881
Cleanaway Co. Ltd.	1,000	5,663
KD Holding Corp.	3,000	17,385
KEPCO Plant Service & Engineering Co. Ltd.	386	25,103
S-1 Corp.	596	45,278
Taiwan Secom Co. Ltd.	11,000	27,903
Taiwan Sogo Shin Kong SEC	24,000	32,426
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	4,800	73,816
YC Co. Ltd.	91,000	66,145
		442,955
Communications Equipment – 0.2%
Accton Technology Corp.	141,000	83,812
Alpha Networks, Inc.	22,000	17,412
BYD Electronic International Co. Ltd.	238,000	146,738
Comba Telecom Systems Holdings Ltd.*	75,500	19,282
CyberTAN Technology, Inc.	26,000	25,313
D-Link Corp.	64,000	41,857
Gemtek Technology Corp.	93,000	83,921
Unizyx Holding Corp.	30,000	16,640
Wistron NeWeb Corp.	7,707	17,967
Zinwell Corp.	80,000	81,992

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	111

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Communications Equipment – (continued)
ZTE Corp., Class H	21,400	$43,668
		578,602
Construction & Engineering – 2.0%
Aveng Ltd.*	115,760	248,423
BES Engineering Corp.	232,000	60,846
Besalco S.A.	26,166	22,904
Budimex S.A.	1,268	58,970
CH Karnchang PCL (NVDR)	17,500	10,005
China Communications Construction Co. Ltd., Class H	186,000	121,635
China Railway Construction Corp. Ltd., Class H	101,000	83,506
China Railway Group Ltd., Class H	195,000	86,775
China State Construction International Holdings Ltd.	60,000	100,144
Chung Hsin Electric & Machinery Manufacturing Corp.	28,000	18,822
Continental Holdings Corp.	57,000	21,612
Cosco International Holdings Ltd.	272,000	113,321
CTCI Corp.	18,000	28,730
Daelim Industrial Co. Ltd.	1,307	106,376
Daewoo Engineering & Construction Co. Ltd.*	2,670	22,119
Dialog Group Bhd	59,200	65,083
Doosan Heavy Industries & Construction Co. Ltd.	1,872	63,046
Empresas ICA SAB de CV*	56,600	101,620
Engineers India Ltd.	23,449	88,855
EverChina International Holdings Co. Ltd.*	1,150,000	51,175
Gamuda Bhd	82,800	116,891
GMR Infrastructure Ltd.	95,787	39,465
Grana y Montero S.A.	20,572	72,715
Group Five Ltd.	6,791	27,909
GS Engineering & Construction Corp.*	1,339	47,039
HKC Holdings Ltd.*	135,000	3,657

	Shares	Value
Construction & Engineering – (continued)
Hyundai Development Co-Engineering & Construction	2,030	$58,053
Hyundai Engineering & Construction Co. Ltd.	3,064	165,461
IJM Corp. Bhd	58,600	114,490
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV*	50,300	116,210
Inovisi Infracom Tbk PT*	1,062,733	130,526
Italian-Thai Development PCL (NVDR)*	135,443	15,403
KEPCO Engineering & Construction Co., Inc.	146	8,704
Larsen & Toubro Ltd.	6,188	132,757
Larsen & Toubro Ltd. (GDR)	6,664	143,609
Malaysia Marine and Heavy Engineering Holdings Bhd	4,800	5,806
Malaysian Resources Corp. Bhd	240,900	115,821
Metallurgical Corp. of China Ltd., Class H*	699,000	134,339
Mostotrest	24,357	63,077
Mudajaya Group Bhd	85,800	68,051
Murray & Roberts Holdings Ltd.*	45,023	105,170
Pembangunan Perumahan Persero Tbk PT	221,700	35,379
Promotora y Operadora de Infraestructura SAB de CV*	9,600	134,117
Raubex Group Ltd.	38,930	80,402
Rich Development Co. Ltd.	154,467	72,635
Salfacorp S.A.	103,359	88,824
Samsung Engineering Co. Ltd.*	1,260	94,259
Sino Thai Engineering & Construction PCL (NVDR)	22,471	12,916
Sinopec Engineering Group Co. Ltd., Class H	26,500	29,601
Surya Semesta Internusa Tbk PT	1,038,200	74,532
Taeyoung Engineering & Construction Co. Ltd.*	7,920	49,438
Tekfen Holding A/S	41,024	103,267

See Accompanying Notes to the Financial Statements.

112	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
Toyo-Thai Corp. PCL (NVDR)	26,100	$30,649
United Integrated Services Co. Ltd.	55,000	59,921
Voltas Ltd.	40,322	104,524
Waskita Karya Persero Tbk PT	257,500	16,593
WCT Holdings Bhd	87,005	59,948
Wijaya Karya Persero Tbk PT	122,000	23,901
Wilson Bayly Holmes-Ovcon Ltd.	18,230	235,389
Yungshin Construction & Development Co. Ltd.	7,000	17,826
		4,483,241
Construction Materials – 1.8%
ACC Ltd.	1,496	32,070
Adana Cimento Sanayii TAS, Class A	4,775	9,201
Akcansa Cimento A/S	3,896	22,632
Ambuja Cements Ltd.	27,871	91,378
Anhui Conch Cement Co. Ltd., Class H	50,000	185,738
Asia Cement China Holdings Corp.	157,500	114,577
Asia Cement Corp.	92,020	120,975
BBMG Corp., Class H	354,500	249,202
Cementos Argos S.A.	17,468	97,640
Cementos Argos S.A. (Preference)	5,307	29,115
Cementos Pacasmayo SAA	32,717	60,037
Cemex Latam Holdings S.A.*	17,448	161,463
Cemex SAB de CV*	463,885	592,925
CHC Resources Corp.	6,000	13,968
Chia Hsin Cement Corp.	31,000	16,271
China National Building Material Co. Ltd., Class H	104,000	98,328
China National Materials Co. Ltd., Class H	370,000	71,587
China Resources Cement Holdings Ltd.	60,170	41,754
China Shanshui Cement Group Ltd.	553,000	213,273

	Shares	Value
Construction Materials – (continued)
Cimsa Cimento Sanayi Ve Tica	3,966	$23,038
CSG Holding Co. Ltd., Class B	99,500	77,132
Goldsun Development & Construction Co. Ltd.	84,000	29,624
Grupo Argos S.A.	14,291	157,692
Grupo Argos S.A. (Preference)	6,449	71,227
Hanil Cement Co. Ltd.	1,460	168,141
Holcim Indonesia Tbk PT	21,500	5,281
Holcim Philippines, Inc.	10,100	3,149
Huaxin Cement Co. Ltd., Class B	54,476	82,967
Indocement Tunggal Prakarsa Tbk PT	55,300	104,989
Konya Cimento Sanayii A/S	54	6,822
Lafarge Malaysia Bhd	9,800	27,280
Magnesita Refratarios S.A.	22,500	47,518
Nuh Cimento Sanayi A/S	5,596	26,455
PPC Ltd.	25,385	73,760
The Ramco Cements Ltd.	4,924	17,683
Semen Indonesia Persero Tbk PT	115,000	147,710
Shree Cement Ltd.	241	22,781
The Siam Cement PCL (NVDR)	4,900	65,717
Siam City Cement PCL (NVDR)	4,500	53,677
Ssangyong Cement Industrial Co. Ltd.*	4,600	42,025
Taiwan Cement Corp.	136,000	215,723
TCC International Holdings Ltd.	372,000	182,333
TPI Polene PCL (NVDR)	112,900	41,518
Ultratech Cement Ltd.	1,101	37,004
Union Andina de Cementos SAA	24,039	30,836
Universal Cement Corp.	24,000	22,968
West China Cement Ltd.	922,000	99,896
		4,107,080
Consumer Finance – 0.3%
AEON Credit Service M Bhd	2,300	10,213

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	113

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Consumer Finance – (continued)
Aeon Thana Sinsap Thailand PCL (NVDR)	27,800	$78,177
Bajaj Finance Ltd.	1,344	41,667
Compartamos SAB de CV	65,400	114,521
Mahindra & Mahindra Financial Services Ltd.	9,206	37,555
Muthoot Finance Ltd.	21,567	64,131
Samsung Card Co. Ltd.	2,260	81,909
Shriram City Union Finance Ltd.	3,466	67,947
Shriram Transport Finance Co. Ltd.	4,926	60,012
Taiwan Acceptance Corp.	11,000	27,866
		583,998
Containers & Packaging – 0.2%
AMVIG Holdings Ltd.	182,000	66,200
Anadolu Cam Sanayii A/S	27,491	24,539
CPMC Holdings Ltd.	33,000	26,177
Great China Metal Industry	9,000	11,683
Greatview Aseptic Packaging Co. Ltd.	48,000	29,285
Klabin S.A. (Preference)	115,000	117,318
Lock & Lock Co. Ltd.	1,890	28,625
Nampak Ltd.	24,981	92,986
Taiwan Hon Chuan Enterprise Co. Ltd.	9,000	18,538
		415,351
Distributors – 0.1%
Dah Chong Hong Holdings Ltd.	23,000	14,626
Dogus Otomotiv Servis ve Ticaret A/S	2,752	10,385
Imperial Holdings Ltd.	7,031	130,817
Inter Cars S.A.*	838	52,313
Test-Rite International Co. Ltd.	23,000	16,489
		224,630
Diversified Consumer Services – 0.4%
Abril Educacao S.A.	3,700	47,182
Anhanguera Educacional Participacoes S.A.	42,600	263,039

	Shares	Value
Diversified Consumer Services – (continued)
Estacio Participacoes S.A.	28,100	$297,351
Kroton Educacional S.A.	9,000	190,877
Lung Yen Life Service Corp.	5,000	13,594
MegaStudy Co. Ltd.	1,488	100,515
		912,558
Diversified Financial Services – 1.8%
African Bank Investments Ltd.	402,512	476,617
Ayala Corp.	8,130	113,798
Bajaj Holdings and Investment Ltd.	6,534	113,704
BM&FBovespa S.A.	75,300	383,415
Bolsa Mexicana de Valores SAB de CV	39,300	80,588
Bursa Malaysia Bhd	3,200	7,438
Chailease Holding Co. Ltd.*	26,000	61,733
Corp. Financiera Colombiana S.A.	7,400	143,393
CRISIL Ltd.	739	15,907
Far East Horizon Ltd.	90,000	60,945
FirstRand Ltd.	131,495	482,720
Fubon Financial Holding Co. Ltd.	284,000	366,779
Grupo de Inversiones Suramericana S.A.	11,036	215,791
Grupo de Inversiones Suramericana S.A. (Preference)	4,289	84,797
GT Capital Holdings, Inc.	4,060	78,960
Haci Omer Sabanci Holding A/S	41,270	173,469
Hankook Tire Worldwide Co. Ltd.	130	2,629
IDFC Ltd.	47,971	88,800
IFCI Ltd.	167,010	70,609
Inmuebles Carso SAB de CV*	41,100	42,799
Inversiones La Construccion S.A.	2,984	39,259
JSE Ltd.	11,571	106,028
L&T Finance Holdings Ltd.	12,753	13,574
Meritz Financial Group, Inc.	4,620	33,220
Metro Pacific Investments Corp.	564,600	64,211

See Accompanying Notes to the Financial Statements.

114	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – (continued)
Moscow Exchange MICEX-RTS OAO	61,950	$91,766
Power Finance Corp. Ltd.	7,248	22,093
PSG Group Ltd.	3,057	30,242
Reliance Capital Ltd.	7,397	43,555
Remgro Ltd.	18,677	375,361
RMB Holdings Ltd.	36,992	177,071
Rural Electrification Corp. Ltd.	7,793	30,738
Warsaw Stock Exchange	3,836	47,894
		4,139,903
Diversified Telecommunication Services – 1.5%
Asia Pacific Telecom Co. Ltd.	67,899	32,490
Asia Satellite Telecommunications Holdings Ltd.	4,000	15,943
China Communications Services Corp. Ltd., Class H	94,000	47,650
China Telecom Corp. Ltd., Class H	556,000	285,428
China Unicom Hong Kong Ltd.	188,000	288,565
Chunghwa Telecom Co. Ltd.*	157,000	489,748
CITIC Telecom International Holdings Ltd.	135,625	46,883
Jasmine International PCL (NVDR)	133,100	34,139
KT Corp.	1,790	56,820
LG Uplus Corp.	9,530	93,612
Magyar Telekom Telecommunications PLC	126,334	179,546
Maroc Telecom	6,130	74,854
Netia S.A.*	36,384	65,015
Oi S.A.	15,300	15,403
Oi S.A. (Preference)	37,100	35,524
Orange Polska S.A.	31,147	106,376
Rostelecom OJSC	33,721	72,527
Rostelecom OJSC (ADR)	1,808	23,504
Rostelecom OJSC (Preference)	3,656	5,099
SK Broadband Co. Ltd.*	2,669	11,055

	Shares	Value
Diversified Telecommunication Services – (continued)
Tata Communications Ltd.	5,003	$23,478
Telecom Egypt Co.	12,996	27,466
Telefonica Brasil S.A.	500	8,949
Telefonica Brasil S.A. (Preference)	12,000	251,925
Telefonica Czech Republic A/S	4,777	72,294
Telekom Malaysia Bhd	41,500	78,793
Telekomunikasi Indonesia Persero Tbk PT	1,869,000	366,154
Telkom S.A. SOC Ltd.*	94,232	336,442
Thaicom PCL (NVDR)	24,200	30,287
TIME dotCom Bhd*	63,200	77,222
True Corp. PCL (NVDR)*	206,100	42,991
Turk Telekomunikasyon A/S	21,803	65,180
XL Axiata Tbk PT	87,000	38,942
		3,400,304
Electric Utilities – 2.1%
Centrais Eletricas Brasileiras S.A.	8,800	30,712
Centrais Eletricas Brasileiras S.A. (Preference), Class B	7,400	41,852
CESC Ltd.	20,072	151,384
CEZ A/S	7,394	222,082
Cia de Transmissao de Energia Eletrica Paulista (Preference)	2,600	28,816
Cia Energetica de Minas Gerais	1,577	12,101
Cia Energetica de Minas Gerais (Preference)	34,271	257,460
Cia Energetica do Ceara (Preference), Class A	4,559	71,416
Cia General de Electricidad S.A.	10,852	50,956
Cia Paranaense de Energia	200	1,953
Cia Paranaense de Energia (Preference)	4,600	65,698
CPFL Energia S.A.	13,700	115,058
E.CL S.A.	50,932	64,680
EDP – Energias do Brasil S.A.	13,700	59,950

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	115

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A. (Preference)	32,900	$134,694
Enea S.A.	3,561	17,972
Enel OGK-5 OJSC*	1,526,951	36,899
Enersis S.A.	820,086	265,193
Equatorial Energia S.A.	17,129	156,809
Federal Grid Co. Unified Energy System JSC*	94,818,389	146,707
First Philippine Holdings Corp.	74,970	119,400
Inter Rao UES OJSC*	623,291,657	128,062
Interconexion Electrica S.A. ESP	40,508	190,364
Isagen S.A. ESP	83,587	136,922
Korea Electric Power Corp.	10,660	407,500
Light S.A.	20,200	159,977
Luz del Sur SAA	7,464	24,601
Manila Electric Co.	13,390	84,341
Moscow United Electric Grid Co. JSC	1,896,147	60,123
PGE S.A.	31,232	216,635
Power Grid Corp. of India Ltd.	54,725	95,994
Reliance Infrastructure Ltd.	2,860	24,117
RusHydro JSC	30,118,147	470,731
RusHydro JSC (ADR)	29,268	45,365
Russian Grids OAO*	6,424,302	75,892
Tata Power Co. Ltd.	39,352	50,956
Tauron Polska Energia S.A.	54,500	96,307
Tenaga Nasional Bhd	113,100	412,154
Torrent Power Ltd.	44,334	76,665
Transmissora Alianca de Energia Eletrica S.A.	4,500	39,625
Volga Territorial Generating Co.*	420,813	22,021
		4,870,144
Electrical Equipment – 0.6%
ABB India Ltd.	1,456	20,386
AcBel Polytech, Inc.	31,000	40,600
Advanced Ceramic X Corp.	4,000	19,736
Amara Raja Batteries Ltd.	2,733	18,539

	Shares	Value
Electrical Equipment – (continued)
Bharat Heavy Electricals Ltd.	23,942	$71,630
Bizlink Holding, Inc.	8,000	41,857
Chicony Power Technology Co. Ltd.	14,000	19,889
China Electric Manufacturing Corp.	32,000	13,458
China High Speed Transmission Equipment Group Co. Ltd.*	106,000	73,831
Crompton Greaves Ltd.	12,473	34,039
Dongfang Electric Corp. Ltd., Class H	87,600	136,719
ElSwedy Electric Co.	3,080	14,944
Harbin Electric Co. Ltd., Class H	280,000	163,604
Havells India Ltd.	4,104	63,375
LS Corp.	1,126	88,158
LS Industrial Systems Co. Ltd.	1,036	66,172
Shanghai Electric Group Co. Ltd., Class H	830,000	325,455
Shihlin Electric & Engineering Corp.	26,000	31,426
Teco Electric and Machinery Co. Ltd.	58,000	62,998
Walsin Lihwa Corp.*	76,000	24,916
Zhuzhou CSR Times Electric Co. Ltd., Class H	21,000	61,622
		1,393,354
Electronic Equipment, Instruments & Components – 3.0%
3S Korea Co. Ltd.*	3,999	21,634
Acme Electronics Corp.*	11,000	18,468
Anxin-China Holdings Ltd.	768,000	120,854
Asia Optical Co., Inc.*	62,000	61,696
AU Optronics Corp.*	361,000	136,281
Aurora Corp.	10,000	18,445
AV Tech Corp.	6,000	16,193
Cal-Comp Electronics Thailand PCL (NVDR)	591,444	47,155
Cal-Comp Electronics Thailand PCL, Class F	24,752	1,973
Career Technology MFG. Co. Ltd.	31,000	43,680

See Accompanying Notes to the Financial Statements.

116	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Cheng Uei Precision Industry Co. Ltd.	11,000	$22,111
Chimei Materials Technology Corp.	39,000	45,331
Chin-Poon Industrial Co. Ltd.	12,000	22,492
Chroma ATE, Inc.	13,000	33,449
Compeq Manufacturing Co. Ltd.	76,000	49,705
Coretronic Corp.	24,000	28,611
Daeduck Electronics Co.	13,560	99,866
DataTec Ltd.	52,625	264,296
Delta Electronics Thailand PCL (NVDR)	21,000	36,990
Delta Electronics, Inc.	75,000	459,467
Digital China Holdings Ltd.	25,000	23,121
Dynapack International Technology Corp.	11,000	28,631
E Ink Holdings, Inc.*	19,000	12,615
Elite Material Co. Ltd.	108,000	96,384
Erajaya Swasembada Tbk PT	268,500	27,868
Firich Enterprises Co. Ltd.	5,000	24,836
FLEXium Interconnect, Inc.	14,695	39,903
Flytech Technology Co. Ltd.	8,000	30,731
G Tech Optoelectronics Corp.	18,000	20,534
Genius Electronic Optical Co. Ltd.	6,178	21,174
GeoVision, Inc.	5,000	27,154
Hana Microelectronics PCL (NVDR)	51,800	51,624
HannStar Display Corp.*	95,000	32,875
HannsTouch Solution, Inc.*	69,000	18,851
Hi Sun Technology China Ltd.*	204,000	43,679
Hollysys Automation Technologies Ltd.*	4,800	102,768
Holy Stone Enterprise Co. Ltd.	60,200	81,235
Hon Hai Precision Industry Co. Ltd.	465,000	1,333,499
Iljin Materials Co. Ltd.*	570	6,123
Innolux Corp.*	274,000	94,364
Interflex Co. Ltd.*	2,306	47,981

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
ITEQ Corp.	100,000	$115,239
Jahwa Electronics Co. Ltd.	2,950	52,673
Ju Teng International Holdings Ltd.	296,000	218,769
Kingboard Chemical Holdings Ltd.	25,900	49,376
Kingboard Laminates Holdings Ltd.	338,500	130,984
Korea Circuit Co. Ltd.	2,390	29,606
Largan Precision Co. Ltd.	4,000	249,685
LG Display Co. Ltd.*	9,490	252,105
LG Innotek Co. Ltd.*	297	32,767
Lotes Co. Ltd.	15,000	48,679
Lumax International Corp. Ltd.	4,000	9,458
MIN AIK Technology Co. Ltd.	6,000	32,386
Nan Ya Printed Circuit Board Corp.*	3,000	4,227
Newmax Technology Co. Ltd.*	5,000	11,044
Pan-International Industrial Corp.	39,200	28,818
Partron Co. Ltd.	12,091	163,819
Samart Corp. PCL (NVDR)^	49,200	31,320
Samsung Electro-Mechanics Co. Ltd.	2,434	155,938
Samsung SDI Co. Ltd.	1,352	197,573
SFA Engineering Corp.	909	39,147
Silitech Technology Corp.	35,070	47,441
Simplo Technology Co. Ltd.	9,000	46,791
Sunny Optical Technology Group Co. Ltd.	78,000	91,151
Synnex Technology International Corp.	51,000	79,292
Taiflex Scientific Co. Ltd.	15,000	29,058
Taiwan PCB Techvest Co. Ltd.	92,662	131,638
Test Research, Inc.	59,280	99,330
Tong Hsing Electronic Industries Ltd.	4,000	21,458
TPK Holding Co. Ltd.	10,000	76,164
Tripod Technology Corp.	18,000	35,406
TXC Corp.	32,000	46,149
Unimicron Technology Corp.	45,000	38,223
Vivotek, Inc.	4,000	19,207

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	117

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Wah Lee Industrial Corp.	65,000	$123,766
Wasion Group Holdings Ltd.	150,000	107,380
Wintek Corp.*	64,000	21,405
WPG Holdings Ltd.	43,000	52,828
WT Microelectronics Co. Ltd.	94,000	128,247
Yageo Corp.	50,000	23,760
Young Optics, Inc.	6,000	11,862
Zhen Ding Technology Holding Ltd.	3,150	9,127
		6,807,943
Energy Equipment & Services – 0.3%
Anton Oilfield Services Group	40,000	26,468
Bumi Armada Bhd	35,100	42,995
China Oilfield Services Ltd., Class H	72,000	171,622
Dayang Enterprise Holdings Bhd	26,400	29,993
Hilong Holding Ltd.	68,000	35,435
Honghua Group Ltd.	277,000	65,384
Maridive & Oil Services SAE*	11,526	11,872
Sapurakencana Petroleum Bhd*	153,400	202,466
Scomi Energy Services Bhd*	42,000	12,412
TMK OAO	75,278	147,017
TMK OAO (GDR)	1,530	12,163
Wah Seong Corp. Bhd	27,629	16,668
		774,495
Food – 0.0%†
RCL Foods Ltd.*	37,003	54,111
Food & Staples Retailing – 1.9%
Almacenes Exito S.A.	9,271	141,549
Big C Supercenter PCL (NVDR)	11,400	66,934
BIM Birlesik Magazalar A/S	9,186	211,494
Bizim Toptan Satis Magazalari A/S	2,184	20,629
Brasil Pharma S.A.*	11,200	18,041
Cencosud S.A.	47,355	157,748

	Shares	Value
Food & Staples Retailing – (continued)
China Resources Enterprise Ltd.	48,000	$136,518
Cia Brasileira de Distribuicao (Preference)	5,102	241,044
Clicks Group Ltd.	12,695	77,331
Controladora Comercial Mexicana SAB de CV	49,800	185,138
Cosco Capital, Inc.*	166,100	39,345
CP ALL PCL (NVDR)	212,100	275,284
DIXY Group OJSC*	6,028	50,255
Dongsuh Co., Inc.	1,121	17,141
E-Mart Co. Ltd.	990	226,111
Emperia Holding S.A.	1,463	32,376
Eurocash S.A.	2,904	38,320
Grupo Comercial Chedraui S.A. de CV	9,800	29,837
GS Retail Co. Ltd.	360	9,999
Hero Supermarket Tbk PT*	105,000	23,704
Magnit OJSC	2,385	472,934
Massmart Holdings Ltd.	5,591	73,928
Migros Ticaret A/S*	852	7,645
Organizacion Soriana SAB de CV, Class B*	6,900	20,011
Pick’n Pay Holdings Ltd.	32,853	79,550
Pick’n Pay Stores Ltd.	14,717	83,834
President Chain Store Corp.*	23,000	170,988
Puregold Price Club, Inc.	21,000	21,645
Raia Drogasil S.A.	22,900	195,910
Shoprite Holdings Ltd.	19,087	318,426
The SPAR Group Ltd.	10,758	126,160
Sumber Alfaria Trijaya Tbk PT	379,500	16,412
Sun Art Retail Group Ltd.	96,500	125,715
Taiwan TEA Corp.	16,000	9,908
Wal-Mart de Mexico SAB de CV	216,200	546,405
Wumart Stores, Inc., Class H	55,000	53,987
		4,322,256
Food Products – 3.2%
Alicorp SAA	18,545	56,167
Asian Citrus Holdings Ltd.	318,380	67,200
AVI Ltd.	12,250	67,478
Binggrae Co. Ltd.	468	42,574

See Accompanying Notes to the Financial Statements.

118	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
BIOSEV S.A.*	16,000	$57,272
Biostime International Holdings Ltd.	6,500	43,178
BRF S.A.	27,200	613,383
Britannia Industries Ltd.	3,826	54,810
Charoen Pokphand Foods PCL (NVDR)	157,800	131,663
Charoen Pokphand Indonesia Tbk PT	339,500	110,705
China Agri-Industries Holdings Ltd.	59,705	23,873
China Foods Ltd.*	74,000	25,008
China Huishan Dairy Holdings Co. Ltd.*	214,000	48,581
China Huiyuan Juice Group Ltd.*	92,500	60,610
China Mengniu Dairy Co. Ltd.	53,000	272,422
China Modern Dairy Holdings Ltd.*	66,000	28,263
China Yurun Food Group Ltd.*	135,000	64,950
CJ CheilJedang Corp.	366	109,804
Daesang Corp.	2,370	93,580
Dongwon F&B Co. Ltd.	352	68,642
Dongwon Industries Co. Ltd.	369	115,882
Dutch Lady Milk Industries Bhd	2,600	36,944
Empresas Aquachile S.A.*	83,959	57,275
Felda Global Ventures Holdings Bhd	45,300	62,703
Genting Plantations Bhd	7,400	25,154
GlaxoSmithKline Consumer Healthcare Ltd.*	250	17,304
Gruma SAB de CV, Class B*	19,300	170,425
Grupo Bimbo SAB de CV	72,300	199,627
Grupo Herdez SAB de CV	12,800	38,022
Grupo Lala SAB de CV	12,300	28,474
Grupo Nutresa S.A.	9,450	132,935
Hap Seng Plantations Holdings Bhd	22,200	19,035
IJM Plantations Bhd	26,800	29,053

	Shares	Value
Food Products – (continued)
Illovo Sugar Ltd.	21,066	$58,010
Indofood CBP Sukses Makmur Tbk PT	37,500	32,435
Indofood Sukses Makmur Tbk PT	206,500	125,920
Industrias Bachoco SAB de CV	7,300	26,765
IOI Corp. Bhd	136,100	208,391
Japfa Comfeed Indonesia Tbk PT	146,000	15,975
JBS S.A.*	29,300	101,077
Juhayna Food Industries*	14,500	25,430
Keck Seng Malaysia Bhd	13,100	28,202
Kernel Holding S.A.*	1,769	16,378
Khon Kaen Sugar Industry PCL (NVDR)	176,300	76,273
Kuala Lumpur Kepong Bhd	19,600	145,252
Kulim Malaysia Bhd*	10,300	11,134
Lien Hwa Industrial Corp.	47,000	29,727
Lotte Confectionery Co. Ltd.	17	29,120
Lotte Food Co. Ltd.	68	50,936
M Dias Branco S.A.	1,300	55,840
Maeil Dairy Industry Co. Ltd.	546	20,634
Marfrig Global Foods S.A.*	71,900	133,830
Mayora Indah Tbk PT	19,417	47,025
MSM Malaysia Holdings Bhd	11,800	17,345
Namchow Chemical Industrial Ltd.	11,000	21,164
Namyang Dairy Products Co. Ltd.	44	39,005
Nestle India Ltd.	1,038	82,069
Nestle Malaysia Bhd	2,200	46,149
Nippon Indosari Corpindo Tbk PT*	135,000	12,728
NongShim Co. Ltd.	87	25,890
Oceana Group Ltd.	5,071	43,337
Orion Corp.	151	115,153
Ottogi Corp.	120	47,556
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	333,100	70,587
Pioneer Foods Ltd.	7,128	63,624
PPB Group Bhd	20,100	101,316

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	119

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
PT Astra Agro Lestari Tbk PT	14,000	$35,601
QL Resources Bhd	38,100	36,519
Salim Ivomas Pratama Tbk PT	97,500	8,433
Samyang Holdings Corp.	1,088	75,811
San Miguel Pure Foods Co., Inc.	9,840	51,783
Sao Martinho S.A.	4,900	72,153
Sarawak Oil Palms Bhd	9,200	18,341
Shenguan Holdings Group Ltd.	34,000	14,560
Silla Co. Ltd.	2,730	65,654
SLC Agricola S.A.	5,100	39,181
Standard Foods Corp.	9,750	26,798
Tata Global Beverages Ltd.	27,689	68,608
Tenfu Cayman Holdings Co. Ltd.	59,000	29,679
Tenwow International Holdings Ltd.*	25,000	10,545
Tereos Internacional S.A.	94,900	76,007
Thai Union Frozen Products PCL (NVDR)	19,500	42,182
Thai Vegetable Oil PCL (NVDR)	100,400	74,152
Tiger Brands Ltd.	6,397	170,775
Tingyi Cayman Islands Holding Corp.	78,000	216,811
Tongaat Hulett Ltd.	31,338	371,968
TSH Resources Bhd	20,700	21,236
Ulker Biskuvi Sanayi A/S	4,632	35,220
Ultrajaya Milk Industry & Trading Co. Tbk PT*	102,000	37,627
Uni-President China Holdings Ltd.	35,000	28,983
Uni-President Enterprises Corp.	182,640	309,057
United Plantations Bhd	2,500	19,369
Universal Robina Corp.	38,830	127,169
Want Want China Holdings Ltd.	239,000	374,861
Wawel S.A.	56	24,027
Wei Chuan Foods Corp.	14,000	20,793
		7,401,176

	Shares	Value
Gas Utilities – 0.7%
Aygaz A/S	2,804	$11,521
China Gas Holdings Ltd.	106,000	172,272
China Oil & Gas Group Ltd.	420,000	69,342
China Resources Gas Group Ltd.	32,000	94,726
China Tian Lun Gas Holdings Ltd.*	10,500	9,697
Cia de Gas de Sao Paulo COMGAS (Preference), Class A	1,100	24,142
E1 Corp.	746	50,682
Empresa de Energia de Bogota S.A.	40,772	33,552
ENN Energy Holdings Ltd.	30,000	209,729
GAIL India Ltd.	18,601	114,138
Gas Malaysia Bhd	37,600	41,567
Gasco S.A.	3,473	30,461
Great Taipei Gas Co. Ltd.	31,000	24,278
Gujarat State Petronet Ltd.	32,325	39,016
Indraprastha Gas Ltd.	7,897	37,544
Infraestructura Energetica Nova SAB de CV	6,400	33,308
Korea District Heating Corp.	801	56,046
Korea Gas Corp.*	999	59,749
Perusahaan Gas Negara Persero Tbk PT	474,000	218,315
Petronas Gas Bhd	23,300	167,677
Samchully Co. Ltd.	775	116,254
Towngas China Co. Ltd.	28,000	31,926
Zhongyu Gas Holdings Ltd.*	92,000	24,920
		1,670,862
Health Care Equipment & Supplies – 0.2%
Chabio & Diostech Co. Ltd.*^	7,385	115,781
Ginko International Co. Ltd.	1,000	16,789
Golden Meditech Holdings Ltd.	117,832	10,183
Hartalega Holdings Bhd	4,700	9,125
Kossan Rubber Industries	27,300	34,277
Microlife Corp.	8,000	21,670
Microport Scientific Corp.	37,000	25,055
Pihsiang Machinery Manufacturing Co. Ltd.*	16,000	16,187

See Accompanying Notes to the Financial Statements.

120	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	64,000	$64,389
St. Shine Optical Co. Ltd.	2,000	42,321
Supermax Corp. Bhd	39,500	29,636
Top Glove Corp. Bhd	29,400	43,215
		428,628
Health Care Providers & Services – 0.7%
Apollo Hospitals Enterprise Ltd.	2,270	33,659
Bangkok Chain Hospital PCL (NVDR)	88,000	19,988
Bangkok Dusit Medical Services PCL (NVDR)	160,000	73,177
Banmedica S.A.	24,483	39,694
Bumrungrad Hospital PCL (NVDR)	12,200	36,947
CHC Healthcare Group	3,000	7,322
Diagnosticos da America S.A.	22,500	136,110
Farmacol S.A.*	800	13,355
Fleury S.A.	4,500	30,142
Fortis Healthcare Ltd.*	9,651	15,945
IHH Healthcare Bhd*	105,100	129,062
KPJ Healthcare Bhd	56,806	56,362
Life Healthcare Group Holdings Ltd.	46,578	184,744
Mediclinic International Ltd.	16,932	118,173
Medipost Co. Ltd.*	908	60,633
Netcare Ltd.	47,342	114,633
Odontoprev S.A.	28,800	115,976
Qualicorp S.A.*	21,200	207,736
Selcuk Ecza Deposu Ticaret Ve Sanayi A/S	60,678	57,027
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	31,600	57,878
Sinopharm Group Co. Ltd., Class H	37,600	98,936
		1,607,499
Hotels, Restaurants & Leisure – 0.9%
Ajisen China Holdings Ltd.	61,000	51,379

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Alsea SAB de CV	45,200	$156,054
The Ambassador Hotel	24,000	22,134
AmRest Holdings SE*	1,235	33,376
Berjaya Sports Toto Bhd	22,783	27,140
Bloomberry Resorts Corp.*	77,200	20,954
Central Plaza Hotel PCL	1,600	1,533
Central Plaza Hotel PCL (NVDR)	33,100	31,709
China Travel International Investment Hong Kong Ltd.	388,000	78,072
Famous Brands Ltd.	6,228	62,391
Formosa International Hotels Corp.	1,100	12,931
Genting Bhd	87,900	263,794
Genting Malaysia Bhd	118,200	152,750
Gourmet Master Co. Ltd.	2,000	16,193
Grand Korea Leisure Co. Ltd.	1,040	43,329
Hana Tour Service, Inc.	1,090	69,833
Hotel Shilla Co. Ltd.	1,404	118,076
Indian Hotels Co. Ltd.	25,121	29,967
International Meal Co. Holdings S.A.	5,400	42,524
Jollibee Foods Corp.	16,720	64,510
Jubilant Foodworks Ltd.*	3,421	53,659
Kangwon Land, Inc.	4,050	116,996
Magnum Bhd	12,300	11,375
Melco Crown Philippines Resorts Corp.*	177,000	54,156
Minor International PCL (NVDR)	60,500	45,992
Oishi Group PCL (NVDR)	3,600	9,845
Orbis S.A.	1,808	23,410
Paradise Co. Ltd.	1,338	49,723
REXLot Holdings Ltd.	2,271,986	240,302
Shangri-La Hotels Malaysia Bhd	10,300	20,912
Sun International Ltd.	15,308	151,174
Tsogo Sun Holdings Ltd.	1,488	3,886
Wowprime Corp.*	1,100	16,574
		2,096,653
Household Durables – 1.3%
Airmate Cayman International Co. Ltd.*	5,000	11,938

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	121

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
AmTRAN Technology Co. Ltd.	15,000	$10,381
Arcelik A/S	8,917	54,747
Corp. GEO SAB de CV*^	93,100	71
Coway Co. Ltd.	2,250	177,465
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	15,900	96,114
Direcional Engenharia S.A.	32,300	158,830
Even Construtora e Incorporadora S.A.*	64,200	208,260
Ez Tec Empreendimentos e Participacoes S.A.*	4,900	59,415
Gafisa S.A.	45,300	73,779
Haier Electronics Group Co. Ltd.	30,000	73,676
Hanssem Co. Ltd.	955	78,004
Helbor Empreendimentos S.A.	36,510	122,520
Kinpo Electronics, Inc.	188,000	70,038
LG Electronics, Inc.	4,429	294,467
LG Electronics, Inc. (Preference)	690	19,198
Merry Electronics Co. Ltd.	6,000	32,486
MRV Engenharia e Participacoes S.A.	101,200	320,587
Oriental Weavers*	11,269	78,396
PDG Realty S.A. Empreendimentos e Participacoes*	166,800	101,500
PIK Group*	85,620	197,750
PIK Group (GDR)*	13,669	31,439
Rossi Residencial S.A.*	114,800	82,185
Sanyo Electric Taiwan Co. Ltd.	5,950	6,778
Skyworth Digital Holdings Ltd.	51,812	24,794
Steinhoff International Holdings Ltd.	48,069	249,265
Tatung Co. Ltd.*	36,000	11,385
TCL Multimedia Technology Holdings Ltd.	144,000	48,663
Tecnisa S.A.	41,000	126,397

	Shares	Value
Household Durables – (continued)
Welling Holding Ltd.	368,000	$115,343
Zeng Hsing Industrial Co. Ltd.	4,000	22,518
		2,958,389
Household Products – 0.4%
Hindustan Unilever Ltd.	25,904	243,729
Kimberly-Clark de Mexico SAB de CV, Class A	60,900	158,241
LG Household & Health Care Ltd.	369	168,555
LG Household & Health Care Ltd. (Preference)	64	14,679
NVC Lighting Holdings Ltd.	455,000	113,268
Unilever Indonesia Tbk PT	60,200	152,303
Vinda International Holdings Ltd.	2,000	2,925
		853,700
Independent Power and Renewable Electricity Producers – 1.2%
Aboitiz Power Corp.	110,000	90,063
Adani Power Ltd.*	38,430	30,679
AES Gener S.A.	143,794	77,329
AES Tiete S.A.	1,300	8,492
AES Tiete S.A. (Preference)	4,400	34,571
Akenerji Elektrik Uretim A/S*	46,194	28,143
Aksa Enerji Uretim A/S*	20,458	27,150
Beijing Jingneng Clean Energy Co. Ltd., Class H	298,000	127,997
China Datang Corp. Renewable Power Co. Ltd., Class H	203,000	26,970
China Longyuan Power Group Corp., Class H	106,000	109,106
China Power International Development Ltd.	86,000	30,949
China Power New Energy Development Co. Ltd.*	440,000	23,269
China Resources Power Holdings Co. Ltd.	70,000	176,064
Cia Energetica de Sao Paulo (Preference), Class B	9,300	108,440
Colbun S.A.	388,850	96,192

See Accompanying Notes to the Financial Statements.

122	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Independent Power and Renewable Electricity Producers – (continued)
CPFL Energias Renovaveis S.A.*	7,600	$47,539
Datang International Power Generation Co. Ltd., Class H	180,000	67,098
E.ON Russia JSC	3,986,537	279,310
Edegel SAA	22,666	20,998
Electricity Generating PCL (NVDR)	7,900	32,103
Empresa Nacional de Electricidad S.A.	141,617	209,465
Energy Development Corp.	273,600	34,307
Eneva S.A.*	29,600	16,290
First Gen Corp.	334,500	142,564
Glow Energy PCL (NVDR)	19,000	45,651
Huadian Power International Corp. Ltd., Class H	464,000	251,964
Huaneng Power International, Inc., Class H	124,000	121,076
Huaneng Renewables Corp. Ltd., Class H	80,000	24,765
Jaiprakash Power Ventures Ltd.*	176,967	43,571
JSW Energy Ltd.	107,254	95,313
NHPC Ltd.	43,444	13,685
NTPC Ltd.	50,242	96,919
Ratchaburi Electricity Generating Holding PCL (NVDR)	37,700	62,037
Reliance Power Ltd.*	14,713	16,697
SPCG PCL (NVDR)*	19,100	12,513
Taiwan Cogeneration Corp.	53,000	35,189
Tractebel Energia S.A.	6,500	95,277
		2,759,745
Industrial Conglomerates – 1.7%
Aboitiz Equity Ventures, Inc.	83,520	106,039
Aditya Birla Nuvo Ltd.	952	17,473
Alarko Holding A/S	23,403	53,606
Alfa SAB de CV, Class A	118,900	312,943
Alliance Global Group, Inc.	105,500	73,717

	Shares	Value
Industrial Conglomerates – (continued)
Allied Electronics Corp. Ltd.	6,251	$14,453
Allied Electronics Corp. Ltd. (Preference)	61,764	140,816
Antarchile S.A.	5,008	66,109
Beijing Enterprises Holdings Ltd.	22,500	195,605
Berjaya Corp. Bhd	220,300	33,731
Berli Jucker PCL (NVDR)	13,300	19,625
Berli Jucker PCL	200	295
Bidvest Group Ltd.	11,855	324,767
Boustead Holdings Bhd	36,700	62,375
Citic Pacific Ltd.	53,000	92,972
CJ Corp.	543	65,688
DMCI Holdings, Inc.	27,330	44,017
Dogan Sirketler Grubu Holding A/S*	10,842	3,687
Doosan Corp.	204	26,258
Enka Insaat Ve Sanayi A/S	14,736	44,541
Far Eastern New Century Corp.	117,160	119,884
Grupo Carso SAB de CV	22,900	116,346
Grupo KUO SAB De CV*	32,700	65,405
HAP Seng Consolidated Bhd	800	777
Hosken Consolidated Investments Ltd.	2,125	30,267
Jaiprakash Associates Ltd.	103,343	92,266
JG Summit Holdings, Inc.	137,900	156,522
KAP Industrial Holdings Ltd.	214,877	83,656
KOC Holding A/S	28,324	126,143
LG Corp.	4,052	225,481
MAX India Ltd.	45,240	160,288
MMC Corp. Bhd	19,700	16,892
Quinenco S.A.	5,791	12,826
Reunert Ltd.	17,488	114,581
Samsung Techwin Co. Ltd.	1,712	95,930
San Miguel Corp.	27,780	52,033
Shanghai Industrial Holdings Ltd.	14,000	43,339
Siemens Ltd.	2,046	23,549
Sigdo Koppers S.A.	10,813	17,627
Sime Darby Bhd	121,019	349,845
SK Holdings Co. Ltd.	1,037	183,655
SM Investments Corp.	6,310	102,619

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	123

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Industrial Conglomerates – (continued)
Tianjin Development Hldgs Ltd.*	56,000	$45,434
Turkiye Sise Ve Cam Fabrikalari A/S	7,968	9,935
Yazicilar Holding A/S, Class A	823	7,463
		3,951,480
Insurance – 2.5%
Anadolu Hayat Emeklilik A/S	8,928	18,637
Bajaj Finserv Ltd.	10,404	143,541
Bangkok Insurance PCL (NVDR)	2,080	22,175
Bangkok Life Assurance PCL (NVDR)	8,100	17,709
BB Seguridade Participacoes S.A.	28,600	335,914
Brasil Insurance Participacoes e Administracao S.A.	5,800	25,899
Cathay Financial Holding Co. Ltd.	316,440	446,399
China Life Insurance Co. Ltd.	98,420	86,042
China Life Insurance Co. Ltd., Class H	303,000	780,866
China Pacific Insurance Group Co. Ltd., Class H	106,400	333,493
China Taiping Insurance Holdings Co. Ltd.*	29,000	46,009
Discovery Ltd.	10,582	91,640
Dongbu Insurance Co. Ltd.	1,864	102,824
Hanwha Life Insurance Co. Ltd.	6,870	44,679
Hyundai Marine & Fire Insurance Co. Ltd.	2,720	79,760
Korean Reinsurance Co.	2,535	25,024
Liberty Holdings Ltd.	3,013	36,058
LIG Insurance Co. Ltd.	1,290	37,765
Long Bon International Co. Ltd.	101,000	62,711
LPI Capital Bhd	13,900	72,363
Mercuries Life Insurance Co. Ltd.*	31,000	17,349

	Shares	Value
Insurance – (continued)
Meritz Fire & Marine Insurance Co. Ltd.	1,700	$21,141
MMI Holdings Ltd.	43,125	108,108
New China Life Insurance Co. Ltd., Class H*	23,300	68,672
Panin Financial Tbk PT*	4,937,300	111,886
People’s Insurance Co. Group of China Ltd., Class H	275,000	105,348
PICC Property & Casualty Co. Ltd., Class H	121,940	160,744
Ping An Insurance Group Co. of China Ltd., Class H	79,000	584,385
Porto Seguro S.A.	3,700	54,218
Powszechny Zaklad Ubezpieczen S.A.	2,224	315,285
Rand Merchant Insurance Holdings Ltd.	25,204	71,798
Samsung Fire & Marine Insurance Co. Ltd.	1,465	347,358
Samsung Fire & Marine Insurance Co. Ltd. (Preference)	84	12,235
Samsung Life Insurance Co. Ltd.	2,404	223,579
Sanlam Ltd.	74,095	395,763
Santam Ltd.	665	13,387
Shin Kong Financial Holding Co. Ltd.	283,916	85,933
Sul America S.A.	40,039	290,222
Thai Reinsurance PCL (NVDR)*	218,100	21,837
Thai Reinsurance PCL*	6,000	601
Tongyang Life Insurance	230	2,237
		5,821,594
Internet & Catalog Retail – 0.1%
Amway Malaysia Hldgs Bhd	2,700	9,839
B2W Cia Digital*	7,000	77,362
CJ O Shopping Co. Ltd.	100	35,304
GS Home Shopping, Inc.	85	19,192
Hyundai Home Shopping Network Corp.	189	28,351
Interpark Corp.	3,713	41,503
		211,551

See Accompanying Notes to the Financial Statements.

124	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – 1.7%
Ahnlab, Inc.	620	$31,861
Daou Technology, Inc.	5,500	76,648
Daum Communications Corp.	770	55,814
NAVER Corp.	1,179	842,061
NHN Entertainment Corp.*	512	41,771
PChome Online, Inc.	6,000	41,129
SINA Corp.*	2,600	124,280
Sohu.com, Inc.*	1,200	66,204
Tencent Holdings Ltd.	42,500	2,648,832
		3,928,600
IT Services – 1.4%
Cielo S.A.	29,280	509,496
CMC Ltd.	2	48
EOH Holdings Ltd.	8,843	70,535
HCL Technologies Ltd.	8,820	205,149
Infosys Ltd.	14,721	776,334
Infosys Ltd. (ADR)	4,216	226,441
Kginicis Co. Ltd.	650	9,939
Mphasis Ltd.	8,245	56,416
Posco ICT Co. Ltd.	4,391	36,333
SK C&C Co. Ltd.	903	123,657
Sonda S.A.	15,472	35,776
Systex Corp.*	16,000	31,578
Tata Consultancy Services Ltd.	19,064	691,949
Tech Mahindra Ltd.	4,024	122,234
Travelsky Technology Ltd., Class H	93,000	70,894
Wipro Ltd.	25,137	217,696
		3,184,475
Leisure Products – 0.1%
Ability Enterprise Co. Ltd.	30,000	18,925
Giant Manufacturing Co. Ltd.	11,000	85,966
Johnson Health Tech Co. Ltd.	6,030	14,657
KMC Kuei Meng International, Inc.	2,000	8,742
Merida Industry Co. Ltd.	7,000	46,824
Topkey Corp.	2,192	11,905
		187,019

	Shares	Value
Life Sciences Tools & Services – 0.0%†
Divi’s Laboratories Ltd.	817	$18,710
Machinery – 1.3%
Airtac International Group	4,280	45,992
Ashok Leyland Ltd.	76,098	28,072
China International Marine Containers Group Co. Ltd., Class H	13,400	26,375
China Rongsheng Heavy Industries Group Holdings Ltd.*	911,000	157,457
China Yuchai International Ltd.	4,600	92,644
CIMC Enric Holdings Ltd.	20,000	28,944
Cosco Corp. Singapore Ltd.	17,000	9,750
CSBC Corp. Taiwan	55,000	33,421
CSR Corp. Ltd., Class H	66,000	48,184
Cummins India Ltd.	2,089	18,982
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,650	105,618
Doosan Engine Co. Ltd.*	1,060	8,894
Doosan Infracore Co. Ltd.*	4,530	54,581
Eicher Motors Ltd.	571	58,707
Famur S.A.*	13,030	18,894
Haitian International Holdings Ltd.	16,000	32,236
Hanjin Heavy Industries & Construction Co. Ltd.*	18,044	212,169
Hiwin Technologies Corp.	7,090	67,383
Hyundai Elevator Co. Ltd.*	699	26,991
Hyundai Heavy Industries Co. Ltd.	1,726	323,218
Hyundai Mipo Dockyard	462	62,819
Hyundai Rotem Co. Ltd.	540	14,659
Iochpe-Maxion S.A.	6,000	53,961
Jain Irrigation Systems Ltd.	87,766	118,884
King Slide Works Co. Ltd.	3,000	39,042
Kinik Co.	10,000	27,485
Kopex S.A.	5,747	24,601
Lonking Holdings Ltd.*	636,000	117,309
Marcopolo S.A.	4,100	7,155
Marcopolo S.A. (Preference)	46,800	85,854

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	125

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Otokar Otomotiv Ve Savunma Sanayi A/S	706	$17,422
Pipavav Defence & Offshore Engineering Co. Ltd.*	18,118	14,374
Posco Plantec Co. Ltd.*	323	1,275
Randon Participacoes S.A. (Preference)	17,375	55,275
Rechi Precision Co. Ltd.	21,330	22,921
Samsung Heavy Industries Co. Ltd.	6,740	183,943
San Shing Fastech Corp.	9,000	26,287
Sany Heavy Equipment International Holdings Co. Ltd.	86,000	19,967
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B*	141,500	54,760
Shin Zu Shing Co. Ltd.	12,000	32,505
Sinotruk Hong Kong Ltd.	11,000	5,831
Taewoong Co. Ltd.*	940	22,652
Thermax Ltd.	2,214	26,952
TK Corp.*	823	16,208
Turk Traktor Ve Ziraat Makineleri A/S	564	16,155
United Tractors Tbk PT	67,500	126,692
WEG S.A.	13,260	159,005
Weichai Power Co. Ltd., Class H	25,000	87,065
Yungtay Engineering Co. Ltd.	11,000	32,419
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	44,200	29,475
		2,901,464
Marine – 0.5%
China COSCO Holdings Co. Ltd., Class H*	385,000	152,453
China Shipping Container Lines Co. Ltd., Class H*	474,000	113,107
China Shipping Development Co. Ltd., Class H*	136,000	74,378
Chinese Maritime Transport Ltd.	8,000	9,418

	Shares	Value
Marine – (continued)
Cia Sud Americana de Vapores S.A.*	1,154,168	$54,808
Evergreen Marine Corp. Taiwan Ltd.*	23,000	13,062
First Steamship Co. Ltd.	29,034	16,921
Grindrod Ltd.	5,037	11,909
Hanjin Shipping Co. Ltd.*	22,400	131,153
Hyundai Merchant Marine Co. Ltd.*	2,575	25,792
Malaysian Bulk Carriers Bhd	25,400	14,779
MISC Bhd*	41,700	83,132
Precious Shipping PCL (NVDR)	15,700	13,342
Shih Wei Navigation Co. Ltd.	6,484	4,359
Sincere Navigation Corp.	13,000	11,322
Sinotrans Shipping Ltd.	77,500	22,392
Taiwan Navigation Co. Ltd.	26,000	19,114
Thoresen Thai Agencies PCL (NVDR)*	47,514	30,394
Trada Maritime Tbk PT*	179,500	28,567
Trencor Ltd.	17,659	124,991
U-Ming Marine Transport Corp.	7,000	11,776
Wan Hai Lines Ltd.	13,000	6,479
Wisdom Marine Lines Co. Ltd.	55,750	67,015
Yang Ming Marine Transport Corp.*	41,000	16,768
		1,057,431
Media – 1.6%
ABS-CBN Holdings Corp. (PDR)	23,300	19,495
Astro Malaysia Holdings Bhd	68,100	69,445
BEC World PCL (NVDR)	45,300	76,643
Caxton and CTP Publishers and Printers Ltd.	41,778	63,473
Cheil Worldwide, Inc.*	3,630	88,177
CJ CGV Co. Ltd.	1,248	58,034
CJ E&M Corp.*	570	27,802
CJ Hellovision Co. Ltd.	670	11,444
Cyfrowy Polsat S.A.*	10,854	73,673
Daekyo Co. Ltd.	4,590	29,540
Dish TV India Ltd.*	17,517	13,650

See Accompanying Notes to the Financial Statements.

126	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Dogan Yayin Holding A/S*	39,184	$9,438
Global City Holdings N.V.*	2,153	24,961
Global Mediacom Tbk PT	276,500	52,375
Grupo Televisa SAB	105,700	693,038
Hyundai Hy Communications & Networks Co. Ltd.	3,530	17,628
KT Skylife Co. Ltd.	520	12,178
Major Cineplex Group PCL (NVDR)	20,200	11,985
MCOT PCL (NVDR)	4,100	3,611
Media Nusantara Citra Tbk PT	139,500	32,759
Media Prima Bhd	103,800	79,149
MNC Investama Tbk PT	526,500	13,981
MNC Sky Vision Tbk PT	53,000	10,223
Multiplus S.A.	4,800	61,252
Naspers Ltd., Class N	16,230	1,528,813
Phoenix Satellite Television Holdings Ltd.	20,000	7,146
SBS Media Holdings Co. Ltd.	3,440	14,532
SM Entertainment Co.*	1,699	80,157
Smiles S.A.	3,400	64,426
Star Publications Malaysia Bhd	20,000	15,802
Sun TV Network Ltd.	2,095	13,060
Surya Citra Media Tbk PT	172,049	46,876
TV Azteca SAB de CV	149,100	81,789
TV18 Broadcast Ltd.*	39,466	16,555
TVN S.A.*	13,514	73,517
VGI Global Media PCL (NVDR)	16,848	5,987
Visi Media Asia Tbk PT*	697,000	17,061
YG Entertainment, Inc.	670	40,072
Zee Entertainment Enterprises Ltd.	6,593	28,705
		3,588,452
Metals & Mining – 5.0%
African Rainbow Minerals Ltd.	4,646	87,223
Alrosa AO	17,347	17,919

	Shares	Value
Metals & Mining – (continued)
Aluminum Corp. of China Ltd., Class H*	144,000	$51,449
Aneka Tambang Persero Tbk PT	224,500	22,816
Angang Steel Co. Ltd., Class H*	122,000	73,960
Anglo American Platinum Ltd.*	2,745	130,328
AngloGold Ashanti Ltd.	16,155	291,264
ArcelorMittal South Africa Ltd.*	4,451	15,638
Assore Ltd.	1,458	56,288
Atlas Consolidated Mining & Development*	248,200	82,399
Bhushan Steel Ltd.	19,410	143,672
Bradespar S.A.	700	5,105
Bradespar S.A. (Preference)	9,200	80,106
Bumi Resources Minerals Tbk PT*	1,298,000	24,475
CAP S.A.	3,421	51,282
Chiho-Tiande Group Ltd.	48,000	23,527
China Hongqiao Group Ltd.	12,500	8,545
China Metal Products	23,260	26,805
China Metal Recycling Holdings Ltd.*^	51,000	—
China Molybdenum Co. Ltd., Class H	369,000	164,204
China Precious Metal Resources Holdings Co. Ltd.*	398,000	40,042
China Steel Corp.	499,550	419,352
China Vanadium Titano – Magnetite Mining Co. Ltd.*	364,000	44,603
China Zhongwang Holdings Ltd.*	26,800	8,365
Chinalco Mining Corp. International*	128,000	15,189
Chun Yuan Steel	186,000	77,916
Chung Hung Steel Corp.*	90,000	23,217
Cia Minera Milpo SAA	51,859	40,837
Cia Siderurgica Nacional S.A.	28,700	110,693
Dongkuk Steel Mill Co. Ltd.	14,940	143,139

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	127

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Eregli Demir Ve Celik Fabrikalari TAS	58,726	$81,263
Ezz Steel*	5,211	12,359
Feng Hsin Iron & Steel Co.	28,000	46,917
Fosun International Ltd.	53,500	64,728
Gerdau S.A.	4,800	23,281
Gerdau S.A. (Preference)	35,500	212,687
Gloria Material Technology Corp.	39,900	32,305
Gold Fields Ltd.	31,952	133,832
Grupa Kety S.A.	1,144	82,318
Grupo Mexico SAB de CV	154,400	463,471
Grupo Simec SAB de CV*	8,200	30,892
Harmony Gold Mining Co. Ltd.*	16,180	53,436
Hindalco Industries Ltd.	44,210	98,440
Hindustan Zinc Ltd.	6,592	14,088
Honbridge Holdings Ltd.*	164,000	27,711
Hunan Nonferrous Metal Corp. Ltd., Class H*	134,000	38,889
Hyundai Hysco Co. Ltd.	304	16,211
Hyundai Steel Co.	3,626	236,867
Impala Platinum Holdings Ltd.	22,507	253,043
Industrias CH SAB de CV*	19,100	102,001
Industrias Penoles SAB de CV	5,625	130,872
Inner Mongolia Eerduosi Resourses Co. Ltd., Class B	171,244	141,961
Izmir Demir Celik Sanayi A/S*	4,467	6,034
Jastrzebska Spolka Weglowa S.A.	1,645	22,603
Jiangxi Copper Co. Ltd., Class H	64,000	105,664
Jindal Steel & Power Ltd.	16,264	68,828
JSW Steel Ltd.	4,392	78,865
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret A/S, Class A*	32,381	36,397
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret A/S, Class B*	16,712	25,651
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret A/S, Class D	179,823	128,239

	Shares	Value
Metals & Mining – (continued)
KGHM Polska Miedz S.A.	6,508	$235,273
KISWIRE Ltd.	520	18,695
Korea Zinc Co. Ltd.	361	118,959
Koza Altin Isletmeleri A/S	1,684	16,741
Koza Anadolu Metal Madencilik Isletmeleri A/S*	68,179	82,430
Krakatau Steel Persero Tbk PT*	141,000	6,073
Kumba Iron Ore Ltd.	3,424	121,644
Maanshan Iron & Steel Co. Ltd., Class H*	286,000	59,761
Magnitogorsk Iron & Steel Works*	118,000	19,280
Magnitogorsk Iron & Steel Works (GDR)*	8,406	17,653
Managem	196	33,055
Mechel*	34,800	36,618
Mechel OAO (ADR)*	3,380	6,828
Metalurgica Gerdau S.A.	400	2,382
Metalurgica Gerdau S.A. (Preference)	11,000	80,275
Midas Holdings Ltd.	70,000	26,208
Minera Frisco SAB de CV*	27,400	49,675
MMC Norilsk Nickel OJSC	1,563	280,910
MMC Norilsk Nickel OJSC (ADR)	7,127	128,500
MMG Ltd.*	428,000	99,370
MOIL Ltd.	9,107	38,503
Molibdenos y Metales S.A.	1,310	17,815
National Aluminium Co. Ltd.	36,555	23,152
Nickel Asia Corp.	69,475	38,182
NMDC Ltd.	37,045	92,252
North Mining Shares Co. Ltd.*	840,000	39,005
Northam Platinum Ltd.*	8,338	32,462
Novolipetsk Steel OJSC*	29,448	33,912
Paranapanema S.A.*	13,500	22,168
Philex Mining Corp.	178,200	35,816
Polyus Gold OJSC*	1,376	20,510
Poongsan Corp.	7,780	191,244
POSCO	2,722	810,041
POSCO Chemtech Co. Ltd.	267	38,553

See Accompanying Notes to the Financial Statements.

128	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Royal Bafokeng Platinum Ltd.*	5,164	$33,344
Sahaviriya Steel Industries PCL (NVDR)*	1,055,300	11,740
Seah Besteel Corp.	4,510	121,556
SeAH Steel Corp.	767	91,301
Sesa Sterlite Ltd.	48,838	150,081
Severstal OAO	3,213	22,440
Severstal OAO (GDR)	4,939	34,771
Shougang Concord International Enterprises Co. Ltd.*	1,446,000	67,144
Shougang Fushan Resources Group Ltd.	104,000	31,256
Sibanye Gold Ltd.	218,891	565,355
Sociedad Minera Cerro Verde SAA*	451	10,305
Sociedad Minera el Brocal SAA*	640	1,699
Steel Authority of India Ltd.	21,842	24,426
STP & I PCL (NVDR)	44,600	29,357
TA Chen Stainless Pipe	64,900	36,106
Tata Steel Ltd.	13,097	86,998
Timah Persero Tbk PT	237,504	30,814
Ton Yi Industrial Corp.	19,000	20,197
Tung Ho Steel Enterprise Corp.	25,000	21,318
Usinas Siderurgicas de Minas Gerais S.A.*	5,300	18,995
Usinas Siderurgicas de Minas Gerais S.A. (Preference), Class A*	14,300	55,922
Vale Indonesia Tbk PT	68,500	21,033
Vale S.A.	54,800	722,346
Vale S.A. (Preference)	80,600	954,960
Volcan Cia Minera SAA	74,875	28,280
VSMPO-AVISMA Corp.	1,037	218,238
Winsway Coking Coal Holding Ltd.*	518,000	23,385
Yieh Phui Enterprise Co. Ltd.	54,000	16,684
Young Poong Corp.	29	33,398
Zhaojin Mining Industry Co. Ltd., Class H	95,500	57,279

	Shares	Value
Metals & Mining – (continued)
Zijin Mining Group Co. Ltd., Class H	178,000	$43,393
		11,508,277
Multiline Retail – 0.9%
Aeon Co. M Bhd	3,800	17,129
El Puerto de Liverpool SAB de CV	9,300	95,728
The Eslite Spectrum Corp.	1,000	5,845
Far Eastern Department Stores Ltd.	20,600	19,169
Golden Eagle Retail Group Ltd.	26,000	33,536
Grupo Famsa SAB de CV, Class A*	16,200	22,216
Grupo Sanborns SAB de CV	12,500	20,513
Hyundai Department Store Co. Ltd.	591	76,070
Hyundai Greenfood Co. Ltd.	930	15,616
Intime Retail Group Co. Ltd.	27,500	26,993
Lojas Americanas S.A.	3,500	22,457
Lojas Americanas S.A. (Preference)	18,600	141,064
Lojas Renner S.A.	5,000	145,238
Lotte Shopping Co. Ltd.	456	141,217
Magazine Luiza S.A.	7,100	24,176
Maoye International Holdings Ltd.	560,000	80,177
Marisa Lojas S.A.	5,300	35,761
Matahari Department Store Tbk PT*	49,500	64,222
Matahari Putra Prima Tbk PT	244,000	58,460
Mercuries & Associates Ltd.	20,520	13,590
Mitra Adiperkasa Tbk PT	80,200	44,222
New World Department Store China Ltd.	113,000	52,908
Parkson Holdings Bhd	12,614	11,357
Parkson Retail Group Ltd.	384,000	112,434
Poya Co. Ltd.	4,000	24,902
Ramayana Lestari Sentosa Tbk PT	311,000	34,432
Ripley Corp. S.A.	72,182	46,939
Robinson Department Store PCL (NVDR)	19,300	30,119

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	129

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multiline Retail – (continued)
SACI Falabella	29,542	$251,259
Shinsegae Co. Ltd.	315	68,286
Springland International Holdings Ltd.	79,000	31,079
Taiwan FamilyMart Co. Ltd.	2,000	13,908
Woolworths Holdings Ltd.	31,725	215,393
		1,996,415
Multi-Utilities – 0.1%
YTL Corp. Bhd	180,400	88,943
YTL Power International Bhd*	55,860	26,857
Zespol Elektrocieplowni Wroclawskich Kogeneracja S.A.*	3,064	75,903
		191,703
Oil, Gas & Consumable Fuels – 8.2%
Adaro Energy Tbk PT	466,500	47,814
AK Transneft OAO (Preference)	460	1,018,156
The Bangchak Petroleum PCL (NVDR)	10,400	10,284
Banpu PCL (NVDR)	37,800	35,043
Bashneft OAO	1,400	83,275
Bashneft OAO (Preference)	1,172	51,020
Bharat Petroleum Corp. Ltd.	5,137	38,744
Bumi Resources Tbk PT*	1,218,500	21,500
Cairn India Ltd.	22,455	124,775
China Aviation Oil Singapore Corp. Ltd.	48,000	33,266
China Coal Energy Co. Ltd., Class H	156,000	84,310
China Petroleum & Chemical Corp., Class H	1,091,200	964,125
China Shenhua Energy Co. Ltd., Class H	141,000	381,924
CNOOC Ltd.	731,000	1,208,771
Coal India Ltd.	24,854	120,263
Cosan S.A. Industria e Comercio	4,500	76,492
Ecopetrol S.A.	203,407	379,516
Empresas COPEC S.A.	19,402	250,275

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Energi Mega Persada Tbk PT*	9,993,300	$81,250
Energy Absolute PCL (NVDR)	105,600	38,181
Energy Earth PCL (NVDR)	81,000	15,644
Essar Oil Ltd.*	32,654	31,698
Esso Thailand PCL (NVDR)*	355,100	68,584
Exxaro Resources Ltd.	4,410	60,042
Formosa Petrochemical Corp.	49,000	123,157
Gazprom OAO	350,554	1,266,658
Gazprom OAO (ADR)	73,857	532,657
Grupa Lotos S.A.*	1,462	18,833
GS Holdings	2,193	102,084
Gujarat Mineral Development Corp. Ltd.	25,548	55,912
Hankook Shell Oil Co. Ltd.	56	25,363
Harum Energy Tbk PT	257,800	52,624
Hindustan Petroleum Corp. Ltd.	23,132	123,436
Indian Oil Corp. Ltd.	11,043	48,235
Indika Energy Tbk PT	415,500	22,282
Indo Tambangraya Megah Tbk PT	13,100	28,865
Inner Mongolia Yitai Coal Co. Ltd., Class B	55,400	69,638
Inner Mongolia Yitai Coal Co. Ltd., Class H	10,000	13,182
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	11,307	14,311
IRPC PCL (NVDR)	293,800	33,411
Kunlun Energy Co. Ltd.	128,000	199,772
Lubelski Wegiel Bogdanka S.A.	1,075	43,940
Lukoil OAO	16,005	844,358
Lukoil OAO (ADR)	5,205	275,084
Mangalore Refinery & Petrochemicals Ltd.*	49,106	48,605
Medco Energi Internasional Tbk PT	117,500	27,948
MIE Holdings Corp.	362,000	68,171
MOL Hungarian Oil & Gas PLC	1,818	104,170
NOVATEK OAO	27,676	265,129
Oil & Natural Gas Corp. Ltd.	36,683	197,723
Oil India Ltd.	3,776	29,878

See Accompanying Notes to the Financial Statements.

130	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
PetroChina Co. Ltd., Class H	888,000	$1,028,556
Petroleo Brasileiro S.A.	124,900	869,569
Petroleo Brasileiro S.A. (Preference)	176,900	1,302,045
Petron Corp.	52,500	14,462
Petronas Dagangan Bhd	9,200	85,365
Petronet LNG Ltd.	48,555	116,567
Polski Koncern Naftowy Orlen S.A.	12,924	193,377
Polskie Gornictwo Naftowe i Gazownictwo S.A.	79,723	124,026
PTT Exploration & Production PCL	469	2,312
PTT Exploration & Production PCL (NVDR)	55,121	271,687
PTT PCL (NVDR)	35,500	343,371
QGEP Participacoes S.A.	14,000	53,370
Reliance Industries Ltd.	29,299	454,580
Reliance Industries Ltd. (GDR)(a)	11,217	347,727
Rosneft OAO	35,255	220,229
Rosneft OAO (GDR)	16,544	103,781
Sasol Ltd.	22,331	1,251,693
Semirara Mining Corp.	4,150	38,260
Shell Refining Co. Federation of Malaya Bhd*	40,500	74,290
Sinopec Kantons Holdings Ltd.	36,000	33,572
SK Gas Ltd.	1,136	104,442
SK Innovation Co. Ltd.	2,521	287,891
S-Oil Corp.	1,983	115,913
S-Oil Corp. (Preference)	417	19,149
Sugih Energy Tbk PT*	1,766,300	69,054
Surgutneftegas OAO	219,623	153,450
Surgutneftegas OAO (ADR)	12,190	86,305
Surgutneftegas OAO (Preference)	219,259	152,580
Surgutneftegas OAO (Preference) (ADR)	12,172	87,030
Tambang Batubara Bukit Asam Persero Tbk PT	27,500	23,489
Tatneft OAO	40,623	231,842
Tatneft OAO (ADR)	3,003	103,003

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Tatneft OAO (Preference)	3,554	$12,153
Thai Oil PCL (NVDR)	32,000	51,669
Tupras Turkiye Petrol Rafinerileri A/S	5,698	127,824
Turcas Petrol A/S	4,033	4,895
Ultrapar Participacoes S.A.	13,500	335,967
Yanchang Petroleum International Ltd.*	1,510,000	74,985
Yanzhou Coal Mining Co. Ltd., Class H	90,000	67,794
		18,898,652
Paper & Forest Products – 0.5%
Chung Hwa Pulp Corp.*	90,000	26,883
Duratex S.A.	15,785	68,297
Empresas CMPC S.A.	48,560	108,071
Fibria Celulose S.A.*	10,200	100,587
Hansol Paper Co.	12,610	138,511
Indah Kiat Pulp & Paper Corp. Tbk PT*	927,900	108,348
Jaya Tiasa Holdings Bhd	35,400	29,486
Lee & Man Paper Manufacturing Ltd.	59,000	32,039
Long Chen Paper Co. Ltd.	81,000	35,406
Masisa S.A.	768,663	38,136
Mondi Ltd.	4,520	75,111
Nine Dragons Paper Holdings Ltd.	56,000	36,766
Sappi Ltd.*	28,443	89,965
Shandong Chenming Paper Holdings Ltd., Class B	96,400	47,498
Shandong Chenming Paper Holdings Ltd., Class H	42,500	18,748
Shihlin Paper Corp.*	8,000	11,312
Suzano Papel e Celulose S.A. (Preference), Class A	22,600	72,908
Ta Ann Holdings Bhd	11,100	14,277
YFY, Inc.	31,000	13,653
		1,066,002
Personal Products – 0.5%
Able C&C Co. Ltd.	1,053	30,164
Amorepacific Corp.	135	174,417
Amorepacific Corp. (Preference)	24	12,589

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	131

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Personal Products – (continued)
AMOREPACIFIC Group	94	$48,578
Colgate-Palmolive India Ltd.	786	18,696
Cosmax BTI, Inc.	342	13,951
Dabur India Ltd.	10,097	30,007
Emami Ltd.	1,351	10,649
Godrej Consumer Products Ltd.	5,090	67,386
Grape King Bio Ltd.	8,000	35,764
Hengan International Group Co. Ltd.	28,500	300,151
Hypermarcas S.A.	13,900	102,309
Marico Kaya Enterprises Ltd.*^	99	205
Marico Ltd.	4,975	16,827
Microbio Co. Ltd.	35,365	36,070
Natura Cosmeticos S.A.	6,500	111,680
Procter & Gamble Hygiene & Health Care Ltd.	449	25,333
Real Nutriceutical Group Ltd.	271,000	57,676
		1,092,452
Pharmaceuticals – 1.6%
Adcock Ingram Holdings Ltd.	21,220	122,913
Aspen Pharmacare Holdings Ltd.	13,838	367,882
Aurobindo Pharma Ltd.	16,453	156,333
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.*	8,000	10,381
Bukwang Pharmaceutical Co. Ltd.	1,125	15,841
Cadila Healthcare Ltd.	1,230	19,948
Celltrion, Inc.*	2,718	126,523
Center Laboratories, Inc.*	10,000	24,207
CFR Pharmaceuticals S.A.	64,963	13,237
China Medical System Holdings Ltd.	39,000	46,179
China Shineway Pharmaceutical Group Ltd.	31,000	54,300
China Traditional Chinese Medicine Co. Ltd.*	68,000	28,681
Chongkundang Holdings Corp.	224	10,774

	Shares	Value
Pharmaceuticals – (continued)
Cipla Ltd.	14,184	$93,466
CSPC Pharmaceutical Group Ltd.	120,000	99,834
CTC BIO, Inc.*	1,617	28,168
Daewoong Pharmaceutical Co. Ltd.	452	30,620
Dong-A Socio Holdings Co. Ltd.	267	33,591
Dr Reddy’s Laboratories Ltd.	1,938	86,952
Dr. Reddy’s Laboratories Ltd. (ADR)	2,656	119,706
EIS Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret A/S	24,251	26,457
Genomma Lab Internacional SAB de CV, Class B*	87,500	221,675
GlaxoSmithKline Pharmaceuticals Ltd.	690	28,214
Glenmark Pharmaceuticals Ltd.	2,467	24,727
Green Cross Holdings Corp.	2,280	31,333
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	22,000	65,550
Hanmi Pharm Co. Ltd.*	571	64,378
Hanmi Science Co. Ltd*	1,660	23,937
Hua Han Bio-Pharmaceutical Holdings Ltd., Class H	180,800	37,779
Ilyang Pharmaceutical Co. Ltd.*	1,310	31,885
Kalbe Farma Tbk PT	906,400	121,125
Komipharm International Co. Ltd.*	3,041	25,928
LG Life Sciences Ltd.*	1,388	48,022
Lijun International Pharmaceutical Holding Ltd.	142,000	58,061
Lupin Ltd.	3,852	63,201
OTCPharm*^	996	—
Pharmstandard OJSC*	3,106	103,784
Pharmstandard OJSC (GDR)*	330	2,559
Piramal Enterprises Ltd.	5,734	51,389
Ranbaxy Laboratories Ltd.*	4,807	37,733

See Accompanying Notes to the Financial Statements.

132	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Ranbaxy Laboratories Ltd. (GDR)*	6,590	$51,863
Richter Gedeon Nyrt	6,001	102,479
ScinoPharm Taiwan Ltd.	9,200	25,012
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	31,500	106,451
Sihuan Pharmaceutical Holdings Group Ltd.	75,000	82,615
Sino Biopharmaceutical Ltd.	112,000	87,689
Standard Chemical & Pharmaceutical Co. Ltd.	14,000	18,962
Strides Arcolab Ltd.	762	6,582
Sun Pharmaceutical Industries Ltd.	26,552	278,573
Tempo Scan Pacific Tbk PT	21,000	5,267
Tong Ren Tang Technologies Co. Ltd.	29,000	83,602
Torrent Pharmaceuticals Ltd.	3,906	37,431
TTY Biopharm Co. Ltd.	6,267	19,570
Wockhardt Ltd.	7,534	95,857
Yuhan Corp.	282	49,534
YungShin Global Holding Corp.	13,000	23,806
		3,632,566
Real Estate Investment Trusts (REITs) – 0.9%
Acucap Properties Ltd.	23,265	104,604
Akmerkez Gayrimenkul Yatirim Ortakligi A/S *	1,462	11,876
Asesor de Activos Prisma SAPI de CV	55,100	71,985
Capital Property Fund	56,136	56,503
CapitaMalls Malaysia Trust	140,800	65,107
Cathay No. 1 REIT	39,000	22,562
Cathay No. 2 REIT	60,000	27,816
Concentradora Fibra Hotelera Mexicana S.A. de CV	124,100	206,975
Emira Property Fund	47,887	65,707
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	82,328	107,313

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Fibra Uno Administracion S.A. de CV	59,300	$193,634
Fountainhead Property Trust	12,733	9,612
Fubon No. 1 REIT	55,000	25,863
Fubon No. 2 REIT	53,000	20,763
Growthpoint Properties Ltd.	80,334	185,366
Hui Xian Real Estate Investment Trust	39,193	20,976
Hyprop Investments Ltd.	7,010	52,340
IGB Real Estate Investment Trust	33,800	12,007
Is Gayrimenkul Yatirim Ortakligi A/S	18,957	12,355
KLCC Property Holdings Bhd	9,500	19,375
Mexico Real Estate Management S.A. de CV *	159,900	303,454
Pavilion Real Estate Investment Trust	22,500	9,371
Redefine Properties Ltd.	122,553	115,674
Resilient Property Income Fund Ltd.	5,294	28,948
S.A. Corporate Real Estate Fund Nominees Pty Ltd.	157,830	61,896
Shin Kong No.1 REIT	73,000	30,822
Sinpas Gayrimenkul Yatirim Ortakligi A/S	44,233	17,548
Sunway Real Estate Investment Trust	39,400	16,409
Sycom Property Fund	10,995	27,876
Torunlar Gayrimenkul Yatirim Ortakligi A/S	5,945	10,080
Vukile Property Fund Ltd.	55,396	88,214
		2,003,031
Real Estate Management & Development – 3.3%
Agile Property Holdings Ltd.	30,000	24,339
Agung Podomoro Land Tbk PT	1,573,000	35,782
Alam Sutera Realty Tbk PT	328,500	15,059
Aliansce Shopping Centers S.A.	7,100	57,659
Amata Corp. PCL	800	388
Amata Corp. PCL (NVDR)	130,300	63,217
AP Thailand PCL (NVDR)	176,500	31,089

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	133

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Attacq Ltd.*	66,917	$114,376
Ayala Land, Inc.	220,600	148,947
Bangkokland PCL (NVDR)	71,000	3,576
Bekasi Fajar Industrial Estate Tbk PT	236,500	10,432
Belle Corp.*	329,100	44,072
BR Malls Participacoes S.A.	18,200	157,004
BR Properties S.A.	20,500	164,187
Bumi Serpong Damai PT	242,500	32,721
C C Land Holdings Ltd.	450,000	85,323
Cathay Real Estate Development Co. Ltd.	23,000	13,329
Central China Real Estate Ltd.	271,000	66,764
Central Pattana PCL (NVDR)	72,000	100,680
China Overseas Grand Oceans Group Ltd.	14,000	8,307
China Overseas Land & Investment Ltd.	170,000	417,060
China Properties Group Ltd.*	293,000	65,759
China Resources Land Ltd.	90,000	185,274
China SCE Property Holdings Ltd.	378,800	82,084
China South City Holdings Ltd.	78,000	32,597
China Vanke Co. Ltd., Class B	46,300	77,218
Chong Hong Construction Co.	6,000	16,551
Cie Generale Immobiliere	297	26,366
CIFI Holdings Group Co. Ltd.	740,000	140,310
Ciputra Development Tbk PT	305,000	26,776
Ciputra Property Tbk PT	599,000	37,562
Ciputra Surya Tbk PT	179,000	35,222
Country Garden Holdings Co. Ltd.	230,000	92,263
Cyrela Commercial Properties S.A. Empreendimentos e Participacoes	1,600	12,793
DLF Ltd.	13,867	32,222
Douja Promotion Groupe Addoha S.A.	4,779	35,344
Eastern & Oriental Bhd	46,600	33,821
Echo Investment S.A.*	39,018	77,197

	Shares	Value
Real Estate Management & Development – (continued)
Evergrande Real Estate Group Ltd.	272,000	$121,390
Fantasia Holdings Group Co. Ltd.	748,500	99,441
Farglory Land Development Co. Ltd.	20,261	33,211
Filinvest Land, Inc.	2,808,000	100,151
Franshion Properties China Ltd.	130,000	40,914
Future Land Development Holdings Ltd.	726,000	69,296
Gemdale Properties & Investment Corp. Ltd.*	300,000	19,735
Globe Trade Centre S.A.*	31,639	79,005
Glorious Property Holdings Ltd.*	763,000	109,241
Goldin Properties Holdings Ltd.*	44,000	19,920
Grand Canal Land PCL	254,100	27,326
Greenland Hong Kong Holdings Ltd.	21,000	9,562
Greentown China Holdings Ltd.	18,000	18,109
Guangzhou R&F Properties Co. Ltd., Class H	44,000	57,434
Hemaraj Land and Development PCL (NVDR)	249,700	27,470
Highwealth Construction Corp.	7,000	15,600
Hongkong Land Holdings Ltd.	47,000	329,000
Hopson Development Holdings Ltd.*	16,000	15,643
Huaku Development Co. Ltd.*	10,000	24,472
Huang Hsiang Construction Co.	4,000	6,080
Hung Poo Real Estate Development Corp.	104,000	92,986
Hung Sheng Construction Co. Ltd.	26,000	16,832
Hutchison Harbour Ring Ltd.	126,000	9,589
IGB Corp. Bhd	2,700	2,290
Iguatemi Empresa de Shopping Centers S.A.	5,900	58,394

See Accompanying Notes to the Financial Statements.

134	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
IJM Land Bhd	21,600	$19,976
JHSF Participacoes S.A.	16,300	27,350
Jiangsu Future Land Co. Ltd., Class B	156,000	77,064
Kaisa Group Holdings Ltd.	66,000	20,942
Kingdom Construction Co.	48,000	49,513
King’s Town Construction Co. Ltd.*	95,000	79,277
KrisAssets Holdings Bhd*^	17,100	—
Kuoyang Construction Co. Ltd.	76,000	38,632
KWG Property Holding Ltd.	18,000	9,960
Land and Houses PCL (NVDR)	78,900	24,138
Lippo Karawaci Tbk PT	901,500	83,433
Longfor Properties Co. Ltd.	48,000	62,037
LPN Development PCL (NVDR)	46,700	25,111
LPS Brasil Consultoria de Imoveis S.A.*	9,600	48,409
LSR Group*	9,410	128,353
LSR Group (GDR)*	5,482	16,391
Mah Sing Group Bhd	69,299	47,961
MBK PCL (NVDR)	39,000	18,319
Medinet Nasr Housing*	3,667	16,541
Megaworld Corp.	413,000	43,079
Mingfa Group International Co. Ltd.*	36,000	9,008
Minmetals Land Ltd.	450,000	50,498
MNC Land Tbk PT*	276,937	30,181
Multiplan Empreendimentos Imobiliarios S.A.	4,500	99,787
Natural Park PCL (NVDR)*	12,190,300	22,603
New World China Land Ltd.	68,000	56,397
Pakuwon Jati Tbk PT	229,500	6,987
Palm Hills Developments SAE*	33,158	19,353
Parque Arauco S.A.	50,812	90,925
Poly Property Group Co. Ltd.	135,000	58,508
Powerlong Real Estate Holdings Ltd.	501,000	75,607
Prestige Estates Projects Ltd.	5,580	15,732

	Shares	Value
Real Estate Management & Development – (continued)
Prince Housing & Development Corp.	39,027	$18,029
Pruksa Real Estate PCL (NVDR)	8,300	5,745
Quality Houses PCL (NVDR)	239,400	24,118
Radium Life Tech Co. Ltd.	13,366	10,468
Renhe Commercial Holdings Co. Ltd.*	1,366,000	78,406
Robinsons Land Corp.	31,900	15,957
Ruentex Development Co. Ltd.*	23,820	42,122
Sansiri PCL (NVDR)	1,026,900	60,611
Sao Carlos Empreendimentos e Participacoes S.A.	1,100	17,084
SC Asset Corp. PCL (NVDR)	500,300	53,184
Sentul City Tbk PT*	3,895,000	57,946
Shanghai Industrial Urban Development Group Ltd.*	134,000	25,580
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	65,000	99,515
Shenzhen Investment Ltd.	91,796	29,956
Shimao Property Holdings Ltd.	54,000	106,567
Shining Building Business Co. Ltd.*	29,700	23,703
Shui On Land Ltd.	180,666	47,771
Silver Grant International Industries Ltd.	218,000	27,556
Sinolink Worldwide Holdings Ltd.*	662,000	52,087
Sino-Ocean Land Holdings Ltd.	138,267	73,121
Sinyi Realty Co.	7,560	13,469
SM Prime Holdings, Inc.	222,000	81,271
Sobha Developers Ltd.	2,976	18,357
Soho China Ltd.	112,500	89,532
Sonae Sierra Brasil S.A.	2,600	20,870
SP Setia Bhd	14,686	13,582
Summarecon Agung Tbk PT	313,000	30,051
Sunac China Holdings Ltd.	40,000	20,328
Sunty Development Co. Ltd.*	24,728	19,816
Sunway Bhd	105,733	100,374
Supalai PCL (NVDR)	151,400	91,233

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	135

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Talaat Moustafa Group	24,012	$30,668
Tian An China Investment	114,000	89,255
Ticon Industrial Connection PCL (NVDR)	35,400	17,503
UEM Sunrise Bhd	46,300	32,611
Unitech Ltd.*	93,088	24,462
Univentures PCL (NVDR)	232,100	56,304
UOA Development Bhd	148,900	107,155
Vista Land & Lifescapes, Inc.	1,027,300	138,955
Wanda Commercial Properties Group Co. Ltd.*	28,000	9,860
Yanlord Land Group Ltd.	34,000	31,282
YeaShin International Development Co. Ltd.	48,511	34,056
Ying Li International Real Estate Ltd.*	62,000	13,335
Yuexiu Property Co. Ltd.	244,000	47,208
Yuzhou Properties Co. Ltd.	329,200	76,007
Zall Development Group Ltd.	59,000	20,547
Zhuguang Holdings Group Co. Ltd.*	458,000	154,186
		7,630,636
Road & Rail – 0.2%
ALL – America Latina Logistica S.A.	50,100	196,818
BTS Group Holdings PCL (NVDR)	262,600	67,760
CJ Korea Express Co. Ltd.*	357	37,659
Container Corp. of India	1,186	18,911
Evergreen International Storage & Transport Corp.	41,000	25,118
Guangshen Railway Co. Ltd., Class H	190,000	71,806
JSL S.A.	6,400	34,420
Localiza Rent a Car S.A.	5,420	80,877
Tegma Gestao Logistica	2,000	16,815
		550,184
Semiconductors & Semiconductor Equipment – 7.0%
A-DATA Technology Co. Ltd.	18,000	42,798
Advanced Semiconductor Engineering, Inc.	249,000	288,595

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
ALI Corp.	42,000	$43,602
Ardentec Corp.	146,890	124,524
Chipbond Technology Corp.*	23,000	39,301
Dongbu HiTek Co. Ltd.*	7,260	48,901
Duksan Hi-Metal Co. Ltd.*	1,383	25,631
Elan Microelectronics Corp.	11,000	20,326
Elite Semiconductor Memory Technology, Inc.*	22,000	39,996
Eo Technics Co. Ltd.	703	46,944
Epistar Corp.*	33,000	72,015
E-Ton Solar Tech Co. Ltd.*	38,000	23,406
Everlight Electronics Co. Ltd.	10,000	23,379
Faraday Technology Corp.	34,000	46,218
Forhouse Corp.	52,000	21,094
Formosa Epitaxy, Inc.*	34,000	19,478
GCL-Poly Energy Holdings Ltd.*	368,000	110,122
GemVax & Kael Co. Ltd.*	2,273	42,235
Genesis Photonics, Inc.*	15,526	10,488
Gigasolar Materials Corp.	1,150	26,543
Gintech Energy Corp.*	32,000	32,850
Global Mixed Mode Technology, Inc.	5,000	15,730
Global Unichip Corp.*	7,000	19,472
Greatek Electronics, Inc.*	99,000	117,038
Green Energy Technology, Inc.*	15,000	12,443
Hanergy Solar Group Ltd.*	536,000	76,741
Hermes Microvision, Inc.	2,000	82,787
Holtek Semiconductor, Inc.	19,000	34,165
Iljin Display Co. Ltd.	6,020	80,690
King Yuan Electronics Co. Ltd.	40,000	30,466
Kinsus Interconnect Technology Corp.	10,000	37,751
Lextar Electronics Corp.	25,000	24,381
Macronix International*	66,000	15,539
MediaTek, Inc.	65,000	1,015,961
Motech Industries, Inc.*	12,000	20,266
Neo Solar Power Corp.*	62,914	74,481
Novatek Microelectronics Corp.	22,000	101,629
OptoTech Corp.	36,000	17,346
Parade Technologies Ltd.	2,400	20,465

See Accompanying Notes to the Financial Statements.

136	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Phison Electronics Corp.	4,000	$27,154
Pixart Imaging, Inc.	12,000	23,445
Powertech Technology, Inc.*	24,000	38,824
Radiant Opto-Electronics Corp.	17,330	69,726
Realtek Semiconductor Corp.	17,070	48,670
Regent Manner International Holdings Ltd.^	115,000	20,173
Richtek Technology Corp.	5,000	28,644
Samsung Electronics Co. Ltd.	4,682	6,085,286
Samsung Electronics Co. Ltd. (Preference)	872	875,122
Semiconductor Manufacturing International Corp.*	920,000	74,760
Seoul Semiconductor Co. Ltd.	1,369	54,916
Shunfeng Photovoltaic International Ltd.*	34,000	43,811
Sigurd Microelectronics Corp.	36,000	35,764
Silicon Integrated Systems Corp.*	38,000	10,784
Siliconware Precision Industries Co.	141,000	206,611
Sino-American Silicon Products, Inc.*	17,000	28,429
SK Hynix, Inc.*	21,790	846,674
Sonix Technology Co. Ltd.	17,000	31,919
Taiwan Semiconductor Manufacturing Co. Ltd.	1,021,000	4,006,507
Taiwan Surface Mounting Technology Co. Ltd.	71,000	105,919
Transcend Information, Inc.	3,000	9,895
United Microelectronics Corp.	505,000	218,235
Unity Opto Technology Co. Ltd.*	25,000	30,880
Vanguard International Semiconductor Corp.	30,000	40,930
Via Technologies, Inc.*	25,000	18,006
Visual Photonics Epitaxy Co. Ltd.	13,000	13,819
Win Semiconductors Corp.	22,000	19,597

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Winbond Electronics Corp.*	83,000	$24,929
Wonik IPS Co. Ltd.*	4,502	44,876
		16,030,102
Software – 0.3%
Actoz Soft Co. Ltd.*	355	11,595
Asseco Poland S.A.	2,197	32,655
Com2uSCorp*	1,937	70,672
Cyberlink Corp.	7,240	22,225
Gamevil, Inc.*	544	36,800
Golfzon Co. Ltd.	1,238	22,524
Kingdee International Software Group Co. Ltd.*	190,000	56,612
Kingsoft Corp. Ltd.	23,000	70,755
NCSoft Corp.	720	142,843
Neowiz Games Corp.*	5,690	90,034
NetDragon Websoft, Inc.	18,000	30,693
Oracle Financial Services Software Ltd.*	654	32,534
Totvs S.A.	4,800	78,584
VODone Ltd.*	302,000	26,488
WeMade Entertainment Co. Ltd.*	828	35,979
		760,993
Specialty Retail – 0.8%
Ace Hardware Indonesia Tbk PT	662,500	42,690
Baoxin Auto Group Ltd.	15,000	11,318
Belle International Holdings Ltd.	185,000	191,613
China Yongda Automobiles Services Holdings Ltd.	16,500	14,898
China ZhengTong Auto Services Holdings Ltd.*	32,500	17,690
Cia Hering	15,800	168,113
The Foschini Group Ltd.	8,283	85,338
GOME Electrical Appliances Holding Ltd.	427,447	80,496
Grupo Elektra SAB dE CV	1,850	53,128
Hengdeli Holdings Ltd.	510,800	98,169
Home Product Center PCL (NVDR)	87,554	24,215
Hotai Motor Co. Ltd.	9,000	105,504

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	137

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Indomobil Sukses Internasional Tbk PT	24,500	$10,489
Kolao Holdings	1,207	29,962
Lewis Group Ltd.	31,432	186,243
LOTTE Himart Co. Ltd.	231	16,208
M Video OJSC	24,059	147,003
Mr. Price Group Ltd.	9,680	145,506
National Petroleum Co. Ltd.	27,000	24,141
Senao International Co. Ltd.	1,000	2,633
Seobu T&D*	498	9,470
Shinsegae International Co. Ltd.	150	10,742
Siam Global House PCL (NVDR)	35,933	14,991
Super Group Ltd.*	41,955	112,864
Truworths International Ltd.	18,144	145,326
Tsann Kuen Enterprise Co. Ltd.	48,000	67,793
Zhongsheng Group Holdings Ltd.	17,500	21,263
		1,837,806
Technology Hardware, Storage & Peripherals – 1.3%
Acer, Inc.*	103,000	63,612
Adlink Technology, Inc.	7,000	12,888
Advantech Co. Ltd.	13,000	83,946
ASROCK, Inc.	4,000	15,233
Asustek Computer, Inc.	29,000	299,623
Aten International Co. Ltd.	7,000	22,021
Casetek Holdings Ltd.	4,000	20,929
Catcher Technology Co. Ltd.	27,000	227,548
Chicony Electronics Co. Ltd.	16,090	41,826
Clevo Co.	18,322	33,673
CMC Magnetics Corp.*	905,000	139,355
Compal Electronics, Inc.*	183,000	130,593
Coolpad Group Ltd.	388,000	167,655
Elitegroup Computer Systems Co. Ltd.	19,220	14,225
Foxconn Technology Co. Ltd.	32,700	81,214
Getac Technology Corp.	98,000	52,086
Gigabyte Technology Co. Ltd.	18,000	28,075

	Shares	Value
Technology Hardware, Storage & Peripherals – (continued)
HTC Corp.	29,000	$148,851
IEI Integration Corp.	18,900	27,100
Inventec Corp.	98,000	90,218
Lenovo Group Ltd.	250,000	284,412
Lite-On Technology Corp.	93,244	142,345
Micro-Star International Co. Ltd.	23,000	25,134
Mitac Holdings Corp.*	22,000	17,776
Pegatron Corp.	60,000	90,900
Primax Electronics Ltd.	55,000	69,119
Qisda Corp.*	157,000	50,846
Quanta Computer, Inc.	105,000	287,900
Ritek Corp.*	205,000	32,042
Sindoh Co. Ltd.	327	21,424
TCL Communication Technology Holdings Ltd.	55,000	58,669
TPV Technology Ltd.	272,000	45,258
Wistron Corp.	95,650	79,819
		2,906,315
Textiles, Apparel & Luxury Goods – 1.1%
361 Degrees International Ltd.	276,000	63,368
Aksa Akrilik Kimya Sanayii	35,207	122,046
Alpargatas S.A. (Preference)	11,484	56,368
ANTA Sports Products Ltd.	32,000	46,806
Arezzo Industria e Comercio S.A.	4,600	51,291
Bata India Ltd.	1,012	17,922
Bosideng International Holdings Ltd.	78,000	11,469
Boyner Perakende Ve Tekstil Yatirimlari A/S*	415	10,495
C.banner International Holdings Ltd.	74,000	24,530
CCC S.A.	506	21,226
China Dongxiang Group Co.	237,000	41,880
China Lilang Ltd.	183,000	118,021
Daphne International Holdings Ltd.	298,000	119,540
Eclat Textile Co. Ltd.	6,060	66,223
Feng TAY Enterprise Co. Ltd.	16,640	46,011
Fila Korea Ltd.	2,552	222,031
Formosa Taffeta Co. Ltd.	23,000	24,030

See Accompanying Notes to the Financial Statements.

138	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Forus S.A.	5,699	$24,033
Grendene S.A.	1,800	11,316
Guararapes Confeccoes S.A.	200	9,339
Handsome Co. Ltd.	910	22,986
Hansae Co. Ltd.	1,390	28,855
Lealea Enterprise Co. Ltd.	3,000	1,053
LF Corp.	5,470	141,872
Li Ning Co. Ltd.*	159,000	110,746
Li Peng Enterprise Co. Ltd.*	136,803	63,876
LPP S.A.	35	90,634
Makalot Industrial Co. Ltd.	13,000	68,233
Nien Hsing Textile Co. Ltd.	17,546	17,286
Peak Sport Products Co. Ltd.	315,000	88,167
Ports Design Ltd.	136,500	64,792
Pou Chen Corp.	95,000	120,803
Restoque Comercio e Confeccoes de Roupas S.A.*	9,200	25,316
Ruentex Industries Ltd.	17,140	40,696
Shenzhou International Group Holdings Ltd.	18,000	61,990
Shinkong Textile Co. Ltd.	15,000	18,900
Tainan Spinning Co. Ltd.	46,675	31,376
Taiwan Paiho Ltd.	24,000	31,472
Texhong Textile Group Ltd.	20,000	14,756
Titan Co. Ltd.	5,577	23,565
Toray Chemical Korea, Inc.*	6,422	90,118
Toung Loong Textile Manufacturing	7,000	19,958
XTEP International Holdings Ltd.	296,500	118,939
Youngone Corp.	640	26,076
Youngone Holdings Co. Ltd.	2,120	151,004
Zhulian Corp. Bhd	15,400	13,676
		2,595,090
Thrifts & Mortgage Finance – 0.4%
Housing Development Finance Corp.	62,697	933,412
LIC Housing Finance Ltd.	8,105	35,261
Malaysia Building Society Bhd	45,900	31,767
		1,000,440

	Shares	Value
Tobacco – 0.6%
British American Tobacco Malaysia Bhd	4,500	$84,336
Eastern Tobacco	425	10,128
Gudang Garam Tbk PT	22,500	109,956
ITC Ltd.	95,991	542,302
JT International Bhd	4,700	11,140
KT&G Corp.	4,745	380,225
Souza Cruz S.A.	15,600	142,811
		1,280,898
Trading Companies & Distributors – 0.5%
Adani Enterprises Ltd.	6,485	44,927
AKR Corporindo Tbk PT	54,500	22,485
Barloworld Ltd.	8,197	89,208
CITIC Resources Holdings Ltd.*	1,004,000	145,041
Daewoo International Corp.	1,800	63,147
Hyundai Corp.	760	23,132
iMarketKorea, Inc.	1,530	46,124
Invicta Holdings Ltd.	7,112	80,976
LG International Corp.	8,610	254,559
Mills Estruturas e Servicos de Engenharia S.A.	9,000	112,955
Samsung C&T Corp.	5,366	336,511
SK Networks Co. Ltd.*	3,140	28,929
		1,247,994
Transportation Infrastructure – 1.1%
Adani Ports and Special Economic Zone Ltd.	15,420	48,115
Airports of Thailand PCL (NVDR)	16,400	98,826
Anhui Expressway Co., Class H	188,000	102,331
Arteris S.A.	2,800	23,052
Bangkok Expressway PCL (NVDR)	38,200	40,431
Beijing Capital International Airport Co. Ltd., Class H	54,000	37,473
CCR S.A.	36,900	288,602
China Merchants Holdings International Co. Ltd.	42,533	133,038
China Resources and Transportation Group Ltd.*	400,000	17,542

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	139

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – (continued)
Citra Marga Nusaphala Persada Tbk PT*	184,900	$55,415
COSCO Pacific Ltd.	47,868	64,089
EcoRodovias Infraestrutura e Logistica S.A.	5,700	33,563
Grupo Aeroportuario del Centro Norte Sab de CV*	23,100	84,836
Grupo Aeroportuario del Pacifico SAB de CV, Class B	32,600	195,964
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,200	100,287
Hopewell Highway Infrastructure Ltd.	23,500	11,458
Hutchison Port Holdings Trust, Class U	205,000	139,400
International Container Terminal Services, Inc.	29,930	72,576
Jasa Marga Persero Tbk PT	69,500	35,467
Jiangsu Expressway Co. Ltd., Class H	40,000	45,041
Lingkaran Trans Kota Holdings Bhd	21,100	25,200
Malaysia Airports Holdings Bhd	19,914	49,152
NCB Holdings Bhd	21,300	20,025
Novorossiysk Commercial Sea Port PJSC*	1,096,672	74,171
Novorossiysk Commercial Sea Port PJSC (GDR)*	3,728	18,603
OHL Mexico SAB de CV*	25,500	67,661
Prumo Logistica S.A.*	49,760	25,604
Road King Infrastructure Ltd.	99,000	91,046
Santos Brasil Participacoes S.A.	5,300	41,025
Shenzhen Expressway Co. Ltd., Class H	224,000	102,280
Shenzhen International Holdings Ltd.	25,500	30,918
TAV Havalimanlari Holding A/S	5,572	44,473
Tianjin Port Development Holdings Ltd.	638,000	99,574

	Shares	Value
Transportation Infrastructure – (continued)
Westports Holdings Bhd	27,200	$20,990
Yuexiu Transport Infrastructure Ltd.	212,000	108,559
Zhejiang Expressway Co. Ltd., Class H	26,000	22,503
		2,469,290
Water Utilities – 0.3%
Aguas Andinas S.A., Class A	96,435	59,481
Beijing Enterprises Water Group Ltd.	120,000	76,152
Cia de Saneamento Basico do Estado de Sao Paulo	14,500	137,218
Cia de Saneamento de Minas Gerais-COPASA	18,100	282,156
Eastern Water Resources Development and Management PCL (NVDR)	49,700	16,894
Guangdong Investment Ltd.	90,000	97,861
Inversiones Aguas Metropolitanas S.A.	7,326	12,124
Manila Water Co., Inc.	73,600	43,998
TTW PCL (NVDR)	42,200	13,041
		738,925
Wireless Telecommunication Services – 3.8%
Advanced Info Service PCL (NVDR)	45,400	339,518
Almendral S.A.	2,029,498	183,400
America Movil SAB de CV	1,489,200	1,497,178
Axiata Group Bhd	112,600	232,062
Bharti Airtel Ltd.	27,143	147,629
Bharti Infratel Ltd.	6,022	21,531
China Mobile Ltd.	248,500	2,362,286
DiGi.Com Bhd	127,300	215,968
ENTEL Chile S.A.	5,447	66,856
Far EasTone Telecommunications Co. Ltd.*	66,000	142,718
Global Telecom Holding*	107,602	79,693
Globe Telecom, Inc.	1,060	39,399
Idea Cellular Ltd.	28,579	63,825
Indosat Tbk PT	17,000	5,749
Intouch Holdings PCL (NVDR)	69,000	166,317

See Accompanying Notes to the Financial Statements.

140	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Wireless Telecommunication Services – (continued)
Maxis Bhd	94,800	$201,764
MegaFon OAO	3,922	101,688
Mobile Telesystems OJSC	42,041	304,946
MTN Group Ltd.	70,045	1,402,144
Orascom Telecom Media And Technology Holding SAE*	65,405	11,760
Philippine Long Distance Telephone Co.	1,615	104,334
Reliance Communications Ltd.	17,244	35,008
Sistema JSFC	93,924	97,844
Sistema JSFC (GDR)	2,108	50,170
SK Telecom Co. Ltd.	546	112,814
Taiwan Mobile Co. Ltd.	68,000	219,326
Tim Participacoes S.A.	36,800	198,082
Tower Bersama Infrastructure Tbk PT	55,500	31,203
Turkcell Iletisim Hizmetleri A/S*	32,717	190,053
Vodacom Group Ltd.	14,993	178,601
		8,803,866
Total Common Stocks (Cost $229,130,778)		227,170,132
	No. of Rights
RIGHTS – 0.0%†
AMBEV S.A., expiring 05/29/14 at 16.09 BRL*	275	31
China Banking Corp., expiring 05/07/14 at 49.50 PHP*^	2,362	294
Cia de Gas de Sao Paulo COMGAS, expiring 05/28/14 at 49.29 BRL*^	18	—
E. Sun Financial Holding Co. Ltd., expiring 05/06/14 at 15.00 TWD*^	16,842	1,813
Egypt Kuwait Holding Co. SAE, expiring 05/04/14 at 0.80 USD*	3,883	660

	No. of Rights	Value
RIGHTS – (continued)
Fosun International Ltd., expiring 05/13/14 at 9.76 HKD*	4,173	$19
GS Engineering & Construction Corp., expiring 06/03/14 at 27600.00 KRW*^	432	3,637
Klabin S.A., expiring 05/23/14 at 28.80 BRL*	697	250
LH Financial Group PCL, expiring 05/28/14 at 1.00 THB*^	19,880	491
Mercuries Life Insurance Co. Ltd., expiring 05/14/14 at 16.80 TWD*^	982	3
Resilient Property Income Fund Ltd., expiring 05/16/14 at 5200.00 ZAR*	5,294	2,438
Samart Corporation PCL, expiring 03/21/24 at 5.40 THB*	977	—
Ticon Industrial Connection PCL, expiring 04/09/20 at 15.00 THB*^	7,080	219
YeaShin International Development Co. Ltd., expiring 05/13/14 at 20.50 TWD*^	1,992	46
Total Rights (Cost $–)		9,901
	No. of Warrants
WARRANTS – 0.0%†
Land and Houses PCL, expiring 12/31/49 at 3.50 THB*^	15,780	3,121
Total Warrants (Cost $–)		3,121
Total Investment Securities (Cost $229,130,778) – 99.0%		227,183,154
Other assets less liabilities – 1.0%		2,217,662
NET ASSETS – 100.0%		$229,400,816

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	141

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At April 30, 2014, the value of these securities amounted to $483,264 or 0.21% of net assets.

*	Non-income producing security.

†	Amount represents less than 0.05%.

(a)	144A security – Certain conditions for public sale may exist.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

BRL – Brazilian Real

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – Korean Won

NVDR – Non-Voting Depositary Receipt

PDR – Philippine Depositary Receipt

PJSC – Public Joint Stock Company

PHP – Philippine Peso

THB – Thai Baht

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

As of April 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,664,695
Aggregate gross unrealized depreciation	(18,138,375)
Net unrealized depreciation	$(2,473,680)
Federal income tax cost of investments	$229,656,834

Futures Contracts Purchased

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of April 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
FTSE/JSE Top 40 Index Futures Contracts	12	06/19/14	$503,011	$19,969
Hang Seng Index Futures Contracts	4	05/29/14	563,328	(11,959)
MSCI Emerging Markets Mini Index Futures Contracts	2	06/20/14	99,450	279
MSCI Taiwan Index Futures Contracts	15	05/29/14	470,850	(7,475)
S&P Toronto Stock Exchange 60® Index Futures Contracts	2	06/19/14	304,743	8,436
SGX S&P CNX Nifty Index Futures Contracts	16	05/29/14	215,488	(4,807)
SPI 200® Futures Contracts	2	06/19/14	253,365	5,401
				$9,844

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2014:

Contracts to Deliver	Counterparty	In Exchange For	Delivery Date	Unrealized Appreciation
INR 11,223,000	UBS AG	USD 180,000	06/18/14	$4,129

See Accompanying Notes to the Financial Statements.

142	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2014:

Brazil	10.2%
Chile	1.7
China	19.1
Colombia	1.1
Czech Republic	0.2
Egypt	0.3
Hungary	0.3
India	7.4
Indonesia	2.8
Malaysia	3.7
Mexico	4.6
Morocco	0.1
Peru	0.3
Philippines	1.4
Poland	1.8
Russia	5.2
South Africa	7.8
South Korea	15.1
Taiwan	11.8
Thailand	2.4
Turkey	1.7
Other[1]	1.0
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	143

Schedule of Investments

FlexShares® Quality Dividend Index Fund

April 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.7%
Aerospace & Defense – 5.0%
The Boeing Co.	81,070	$10,459,651
Exelis, Inc.	27,492	509,702
Lockheed Martin Corp.	31,490	5,168,769
Northrop Grumman Corp.	23,182	2,816,845
Raytheon Co.	38,592	3,684,764
United Technologies Corp.	2,010	237,843
		22,877,574
Air Freight & Logistics – 0.7%
United Parcel Service, Inc., Class B	31,490	3,101,765
Auto Components – 0.1%
Autoliv, Inc.	4,292	437,698
Automobiles – 0.1%
Thor Industries, Inc.	10,720	652,526
Banks – 6.7%
Bank of America Corp.	74,504	1,127,991
Bank of Hawaii Corp.	36,582	2,018,229
BankUnited, Inc.	10,780	355,632
Citigroup, Inc.	30,418	1,457,327
Cullen/Frost Bankers, Inc.	12,328	941,983
FNB Corp./PA	38,190	475,084
JPMorgan Chase & Co.	106,932	5,986,053
Trustmark Corp.	3,082	70,485
Umpqua Holdings Corp.	38,726	644,013
Wells Fargo & Co.	354,430	17,593,905
		30,670,702
Beverages – 1.1%
The Coca-Cola Co.	47,302	1,929,449
Dr. Pepper Snapple Group, Inc.	41,942	2,324,426
PepsiCo, Inc.	7,370	633,009
		4,886,884
Capital Markets – 1.5%
Ameriprise Financial, Inc.	22,244	2,483,098
Federated Investors, Inc., Class B	75,174	2,145,466
Invesco Ltd.	8,916	313,932

	Shares	Value
Capital Markets – (continued)
Waddell & Reed Financial, Inc., Class A	26,398	$1,780,545
		6,723,041
Chemicals – 4.3%
The Dow Chemical Co.	63,114	3,149,389
E.I. du Pont de Nemours & Co.	108,406	7,297,892
LyondellBasell Industries N.V., Class A	50,250	4,648,125
Olin Corp.	90,852	2,552,941
The Scotts Miracle-Gro Co., Class A	30,150	1,845,481
		19,493,828
Commercial Services & Supplies – 1.3%
Deluxe Corp.	38,860	2,135,357
KAR Auction Services, Inc.	15,812	470,881
Pitney Bowes, Inc.	22,914	614,095
R.R. Donnelley & Sons Co.	117,250	2,063,600
Waste Management, Inc.	5,896	262,077
West Corp.	13,804	336,128
		5,882,138
Communications Equipment – 3.4%
Cisco Systems, Inc.	601,794	13,907,460
Harris Corp.	9,514	699,469
QUALCOMM, Inc.	9,514	748,847
		15,355,776
Consumer Finance – 0.6%
SLM Corp.	98,088	2,525,766
Containers & Packaging – 1.7%
Avery Dennison Corp.	40,200	1,956,132
Greif, Inc., Class A	35,242	1,909,764
Packaging Corp. of America	28,676	1,910,682
Sonoco Products Co.	46,632	1,962,274
		7,738,852
Distributors – 0.1%
Genuine Parts Co.	6,612	576,037

See Accompanying Notes to the Financial Statements.

144	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Consumer Services – 0.5%
H&R Block, Inc.	79,060	$2,246,885
Diversified Financial Services – 0.5%
MarketAxess Holdings, Inc.	39,128	2,108,217
Diversified Telecommunication Services – 4.4%
AT&T, Inc.	183,982	6,568,157
CenturyLink, Inc.	30,686	1,071,248
Frontier Communications Corp.	484,142	2,880,645
Verizon Communications, Inc.	149,142	6,969,406
Windstream Holdings, Inc.	289,574	2,626,436
		20,115,892
Electric Utilities – 2.5%
American Electric Power Co., Inc.	26,800	1,442,108
Entergy Corp.	37,386	2,710,485
Hawaiian Electric Industries, Inc.	17,554	421,121
Pinnacle West Capital Corp.	46,498	2,601,563
The Southern Co.	36,448	1,670,412
UIL Holdings Corp.	57,218	2,101,617
Westar Energy, Inc.	17,688	634,645
		11,581,951
Electrical Equipment – 0.2%
Emerson Electric Co.	8,816	601,075
Rockwell Automation, Inc.	1,972	235,023
		836,098
Energy Equipment & Services – 1.7%
Helmerich & Payne, Inc.	31,356	3,406,829
RPC, Inc.	116,446	2,588,595
Schlumberger Ltd.	7,370	748,424
Transocean Ltd.	19,832	854,164
		7,598,012
Food & Staples Retailing – 1.2%
Safeway, Inc.	51,456	1,752,591
Sysco Corp.	66,732	2,431,047
Wal-Mart Stores, Inc.	14,070	1,121,520
		5,305,158
Food Products – 0.7%
Archer-Daniels-Midland Co.	74,772	3,269,780

	Shares	Value
Gas Utilities – 0.6%
AGL Resources, Inc.	53,198	$2,872,692
Health Care Equipment & Supplies – 0.1%
Medtronic, Inc.	9,860	579,965
Health Care Providers & Services – 1.7%
AmerisourceBergen Corp.	37,520	2,445,554
Cardinal Health, Inc.	36,448	2,533,501
Owens & Minor, Inc.	57,754	1,937,069
WellPoint, Inc.	7,236	728,520
		7,644,644
Hotels, Restaurants & Leisure – 1.8%
Brinker International, Inc.	43,282	2,126,877
Cracker Barrel Old Country Store, Inc.	19,430	1,840,798
International Game Technology	137,350	1,723,743
Las Vegas Sands Corp.	14,874	1,176,980
SeaWorld Entertainment, Inc.	968	29,098
Six Flags Entertainment Corp.	18,224	731,511
Wynn Resorts Ltd.	3,618	737,674
		8,366,681
Household Durables – 0.8%
Garmin Ltd.	15,946	910,517
Leggett & Platt, Inc.	20,368	669,292
Tupperware Brands Corp.	27,202	2,309,722
		3,889,531
Household Products – 2.0%
The Clorox Co.	27,872	2,527,990
Kimberly-Clark Corp.	40,066	4,497,409
The Procter & Gamble Co.	27,202	2,245,525
		9,270,924
Industrial Conglomerates – 1.5%
3M Co.	19,966	2,777,071
General Electric Co.	146,328	3,934,760
		6,711,831
Insurance – 3.7%
Aflac, Inc.	52,930	3,319,770
American National Insurance Co.	3,082	346,448
Arthur J Gallagher & Co.	13,668	615,333

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	145

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Assurant, Inc.	36,046	$2,429,861
Cincinnati Financial Corp.	10,586	515,962
Erie Indemnity Co., Class A	34,304	2,457,882
Fidelity National Financial, Inc., Class A	26,130	840,863
Old Republic International Corp.	41,272	683,464
PartnerRe Ltd.	22,914	2,415,135
Principal Financial Group, Inc.	14,874	696,698
StanCorp Financial Group, Inc.	37,252	2,276,097
Validus Holdings Ltd.	11,524	427,195
		17,024,708
IT Services – 4.1%
Accenture PLC, Class A	73,432	5,890,715
Automatic Data Processing, Inc.	7,429	579,165
Booz Allen Hamilton Holding Corp.	81,204	1,887,181
Broadridge Financial Solutions, Inc.	51,054	1,957,410
International Business Machines Corp.	11,390	2,237,793
Leidos Holdings, Inc.	50,518	1,881,290
Paychex, Inc.	23,316	974,842
Visa, Inc., Class A	1,876	380,096
The Western Union Co.	119,796	1,901,163
Xerox Corp.	75,308	910,474
		18,600,129
Leisure Products – 0.2%
Hasbro, Inc.	9,514	525,744
Mattel, Inc.	6,700	262,740
		788,484
Media – 0.6%
Comcast Corp., Class A	10,904	564,391
Gannett Co., Inc.	20,100	546,117
Meredith Corp.	15,410	679,119
Omnicom Group, Inc.	7,638	516,940
Regal Entertainment Group, Class A	7,236	136,037
The Walt Disney Co.	6,030	478,420
		2,921,024

	Shares	Value
Metals & Mining – 0.1%
Commercial Metals Co.	30,044	$576,845
Multiline Retail – 0.5%
Kohl’s Corp.	45,694	2,503,574
Multi-Utilities – 3.1%
Black Hills Corp.	15,812	913,143
CenterPoint Energy, Inc.	99,696	2,468,473
Consolidated Edison, Inc.	11,926	692,066
DTE Energy Co.	17,554	1,371,670
Integrys Energy Group, Inc.	12,060	739,037
Public Service Enterprise Group, Inc.	81,606	3,343,398
TECO Energy, Inc.	115,642	2,076,930
Vectren Corp.	65,392	2,652,953
		14,257,670
Oil, Gas & Consumable Fuels – 9.2%
Chevron Corp.	61,506	7,720,233
ConocoPhillips Co.	132,258	9,828,092
CVR Energy, Inc.	58,960	2,897,884
Exxon Mobil Corp.	132,124	13,530,819
HollyFrontier Corp.	51,992	2,734,259
Kinder Morgan, Inc.	33,232	1,085,357
Marathon Petroleum Corp.	15,678	1,457,270
Occidental Petroleum Corp.	4,569	437,482
Western Refining, Inc.	58,156	2,529,786
		42,221,182
Paper & Forest Products – 0.4%
Domtar Corp.	21,976	2,051,679
Pharmaceuticals – 8.2%
Eli Lilly & Co.	51,590	3,048,969
Johnson & Johnson	46,900	4,750,501
Merck & Co., Inc.	257,950	15,105,552
Pfizer, Inc.	467,928	14,636,788
		37,541,810
Real Estate Investment Trusts (REITs) – 5.6%
Annaly Capital Management, Inc.	241,334	2,787,408
BioMed Realty Trust, Inc.	20,241	423,037
Brandywine Realty Trust	17,525	254,989
Chambers Street Properties	21,440	167,018

See Accompanying Notes to the Financial Statements.

146	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Corrections Corp. of America	64,588	$2,118,486
Digital Realty Trust, Inc.	42,076	2,246,858
EPR Properties	45,828	2,456,839
The Geo Group, Inc.	63,918	2,143,171
HCP, Inc.	42,478	1,778,129
Highwoods Properties, Inc.	8,932	360,406
Hospitality Properties Trust	74,638	2,242,872
Liberty Property Trust	15,544	582,900
Medical Properties Trust, Inc.	39,932	539,082
MFA Financial, Inc.	33,988	269,525
National Retail Properties, Inc.	7,809	266,521
Omega Healthcare Investors, Inc.	62,925	2,188,531
Retail Properties of America, Inc., Class A	19,836	284,052
Senior Housing Properties Trust	107,066	2,512,839
WP Carey, Inc.	30,686	1,886,575
		25,509,238
Road & Rail – 0.1%
Landstar System, Inc.	9,860	621,081
Semiconductors & Semiconductor Equipment – 2.1%
KLA-Tencor Corp.	4,640	296,913
Linear Technology Corp.	55,744	2,480,608
Maxim Integrated Products, Inc.	11,020	357,489
Microchip Technology, Inc.	18,626	885,480
Texas Instruments, Inc.	124,620	5,663,979
		9,684,469
Software – 0.9%
CA, Inc.	77,720	2,342,481
Compuware Corp.	2,948	30,541
Microsoft Corp.	15,312	618,605
Oracle Corp.	28,944	1,183,231
		4,174,858
Specialty Retail – 4.1%
Best Buy Co., Inc.	96,614	2,505,201
GameStop Corp., Class A	64,856	2,573,486
Guess?, Inc.	70,082	1,885,906
The Home Depot, Inc.	94,872	7,543,273

	Shares	Value
Specialty Retail – (continued)
Rent-A-Center, Inc.	66,732	$1,949,242
Staples, Inc.	168,840	2,110,500
		18,567,608
Technology Hardware, Storage & Peripherals – 4.6%
Apple, Inc.	15,142	8,935,143
Diebold, Inc.	17,286	650,126
Hewlett-Packard Co.	166,428	5,502,110
Lexmark International, Inc., Class A	50,920	2,189,560
Seagate Technology PLC	49,044	2,578,733
Western Digital Corp.	15,276	1,346,274
		21,201,946
Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	4,690	209,409
Hanesbrands, Inc.	34,036	2,794,015
		3,003,424
Thrifts & Mortgage Finance – 0.3%
New York Community Bancorp, Inc.	59,094	910,639
People’s United Financial, Inc.	37,654	537,699
		1,448,338
Tobacco – 4.4%
Altria Group, Inc.	221,100	8,868,321
Lorillard, Inc.	44,086	2,619,590
Philip Morris International, Inc.	67,536	5,769,600
Reynolds American, Inc.	53,734	3,032,210
		20,289,721
Total Common Stocks (Cost $416,449,859)		456,308,636

Total Investment Securities (Cost $416,449,859) – 99.7%		456,308,636
Other assets less liabilities – 0.3%		1,580,539
NET ASSETS – 100.0%		$457,889,175

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	147

FlexShares® Quality Dividend Index Fund (cont.)

As of April 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,557,984
Aggregate gross unrealized depreciation	(2,900,754)
Net unrealized appreciation	$39,657,230
Federal income tax cost of investments	$416,651,406

Futures Contracts Purchased

FlexShares® Quality Dividend Index Fund had the following open long futures contracts as of April 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contracts	33	06/20/14	$3,098,535	$27,610

See Accompanying Notes to the Financial Statements.

148	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

April 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.8%
Aerospace & Defense – 5.0%
The Boeing Co.	9,558	$1,233,173
Exelis, Inc.	6,516	120,807
L-3 Communications Holdings, Inc.	896	103,372
Lockheed Martin Corp.	4,248	697,267
Northrop Grumman Corp.	2,934	356,510
Raytheon Co.	4,446	424,504
United Technologies Corp.	468	55,378
		2,991,011
Air Freight & Logistics – 1.2%
United Parcel Service, Inc., Class B	7,020	691,470
Airlines – 0.6%
Delta Air Lines, Inc.	9,432	347,381
Auto Components – 0.2%
Delphi Automotive PLC	2,160	144,374
Banks – 4.4%
Bank of America Corp.	13,266	200,847
Bank of Hawaii Corp.	2,862	157,897
BankUnited, Inc.	1,536	50,673
Citigroup, Inc.	2,844	136,256
Cullen/Frost Bankers, Inc.	1,602	122,409
FNB Corp./PA	5,976	74,341
JPMorgan Chase & Co.	7,308	409,102
Trustmark Corp.	126	2,882
U.S. Bancorp/MN	1,836	74,872
Umpqua Holdings Corp.	2,196	36,519
Valley National Bancorp	7,110	71,242
Wells Fargo & Co.	25,920	1,286,669
		2,623,709
Beverages – 1.9%
The Coca-Cola Co.	3,060	124,818
Dr. Pepper Snapple Group, Inc.	7,470	413,987
PepsiCo, Inc.	7,236	621,500
		1,160,305
Capital Markets – 0.5%
Federated Investors, Inc., Class B	9,720	277,409

	Shares	Value
Chemicals – 3.6%
The Dow Chemical Co.	2,144	$106,986
E.I. du Pont de Nemours & Co.	12,186	820,361
LyondellBasell Industries N.V., Class A	6,678	617,715
Olin Corp.	12,690	356,589
The Scotts Miracle-Gro Co., Class A	3,996	244,595
		2,146,246
Commercial Services & Supplies – 1.0%
KAR Auction Services, Inc.	3,024	90,055
Pitney Bowes, Inc.	4,554	122,047
R.R. Donnelley & Sons Co.	12,690	223,344
Waste Management, Inc.	2,304	102,413
West Corp.	3,186	77,579
		615,438
Communications Equipment – 2.1%
Cisco Systems, Inc.	39,204	906,004
Harris Corp.	2,592	190,564
QUALCOMM, Inc.	1,836	144,512
		1,241,080
Consumer Finance – 0.5%
SLM Corp.	11,844	304,983
Containers & Packaging – 1.7%
Bemis Co., Inc.	4,986	200,637
Greif, Inc., Class A	3,582	194,109
Packaging Corp. of America	4,230	281,845
Sonoco Products Co.	8,280	348,422
		1,025,013
Distributors – 0.2%
Genuine Parts Co.	1,168	101,756
Diversified Consumer Services – 0.3%
H&R Block, Inc.	5,670	161,141
Diversified Financial Services – 0.4%
MarketAxess Holdings, Inc.	4,338	233,731
Diversified Telecommunication Services – 4.2%
AT&T, Inc.	23,256	830,239
CenturyLink, Inc.	2,880	100,541

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	149

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
Frontier Communications Corp.	66,906	$398,091
Verizon Communications, Inc.	18,090	845,346
Windstream Holdings, Inc.	39,978	362,600
		2,536,817
Electric Utilities – 2.0%
American Electric Power Co., Inc.	4,014	215,993
Entergy Corp.	4,554	330,165
Hawaiian Electric Industries, Inc.	216	5,182
Pinnacle West Capital Corp.	6,048	338,386
The Southern Co.	3,564	163,338
UIL Holdings Corp.	4,032	148,095
		1,201,159
Electrical Equipment – 0.2%
Emerson Electric Co.	1,568	106,906
Energy Equipment & Services – 1.8%
Diamond Offshore Drilling, Inc.	936	51,115
Helmerich & Payne, Inc.	3,546	385,273
RPC, Inc.	16,650	370,130
Schlumberger Ltd.	1,548	157,199
Transocean Ltd.	3,240	139,547
		1,103,264
Food & Staples Retailing – 2.4%
Safeway, Inc.	7,848	267,303
Sysco Corp.	8,892	323,935
Wal-Mart Stores, Inc.	10,404	829,303
		1,420,541
Food Products – 0.6%
Archer-Daniels-Midland Co.	4,356	190,488
General Mills, Inc.	3,726	197,552
		388,040
Gas Utilities – 0.7%
AGL Resources, Inc.	7,452	402,408
Health Care Equipment & Supplies – 0.3%
Abbott Laboratories	4,428	171,541

	Shares	Value
Health Care Providers & Services – 1.4%
Cardinal Health, Inc.	5,004	$347,828
Owens & Minor, Inc.	6,822	228,810
WellPoint, Inc.	2,574	259,150
		835,788
Hotels, Restaurants & Leisure – 2.4%
Brinker International, Inc.	5,706	280,393
Cracker Barrel Old Country Store, Inc.	2,736	259,208
Domino’s Pizza, Inc.	3,708	275,801
McDonald’s Corp.	5,526	560,226
Six Flags Entertainment Corp.	1,350	54,189
		1,429,817
Household Durables – 0.8%
Garmin Ltd.	2,106	120,253
Leggett & Platt, Inc.	2,340	76,892
Tupperware Brands Corp.	3,384	287,335
		484,480
Household Products – 2.3%
The Clorox Co.	4,338	393,457
Kimberly-Clark Corp.	4,968	557,658
The Procter & Gamble Co.	5,148	424,967
		1,376,082
Industrial Conglomerates – 0.8%
General Electric Co.	17,874	480,632
Insurance – 5.3%
Allied World Assurance Co. Holdings AG	1,692	182,211
American National Insurance Co.	344	38,669
AmTrust Financial Services, Inc.	6,750	261,023
Arthur J Gallagher & Co.	738	33,225
Assurant, Inc.	4,500	303,345
Cincinnati Financial Corp.	2,862	139,494
Erie Indemnity Co., Class A	3,348	239,884
Everest Re Group Ltd.	2,124	335,656
Fidelity National Financial, Inc., Class A	11,088	356,812
Marsh & McLennan Cos., Inc.	4,284	211,244
Old Republic International Corp.	8,496	140,694
PartnerRe Ltd.	3,006	316,832
ProAssurance Corp.	3,582	162,694

See Accompanying Notes to the Financial Statements.

150	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
The Travelers Cos., Inc.	4,626	$419,023
Validus Holdings Ltd.	1,242	46,041
		3,186,847
Internet Software & Services – 0.0%†
IAC/InterActiveCorp	108	7,158
IT Services – 4.6%
Accenture PLC, Class A	7,920	635,342
Automatic Data Processing, Inc.	2,250	175,410
Booz Allen Hamilton Holding Corp.	14,778	343,441
Broadridge Financial Solutions, Inc.	9,180	351,961
Fidelity National Information Services, Inc.	6,048	323,145
International Business Machines Corp.	1,764	346,573
Leidos Holdings, Inc.	6,012	223,887
Paychex, Inc.	1,440	60,206
Visa, Inc., Class A	234	47,411
The Western Union Co.	15,948	253,095
		2,760,471
Leisure Products – 0.3%
Hasbro, Inc.	2,052	113,394
Mattel, Inc.	2,358	92,469
		205,863
Media – 1.6%
Comcast Corp., Class A	1,602	82,920
Gannett Co., Inc.	4,680	127,156
John Wiley & Sons, Inc., Class A	864	49,645
Meredith Corp.	2,520	111,056
Omnicom Group, Inc.	1,360	92,045
Regal Entertainment Group, Class A	5,454	102,535
Time Warner Cable, Inc.	1,872	264,813
The Walt Disney Co.	1,602	127,103
		957,273
Metals & Mining – 0.2%
Commercial Metals Co.	5,360	102,912
Multiline Retail – 0.6%
Kohl’s Corp.	6,048	331,370

	Shares	Value
Multi-Utilities – 3.6%
CenterPoint Energy, Inc.	13,338	$330,249
CMS Energy Corp.	12,654	383,543
Consolidated Edison, Inc.	648	37,603
Integrys Energy Group, Inc.	1,116	68,388
PG&E Corp.	1,920	87,514
Public Service Enterprise Group, Inc.	11,016	451,326
SCANA Corp.	1,536	82,452
TECO Energy, Inc.	12,996	233,408
Vectren Corp.	9,000	365,130
Wisconsin Energy Corp.	2,610	126,533
		2,166,146
Oil, Gas & Consumable Fuels – 10.1%
Chevron Corp.	7,596	953,450
ConocoPhillips Co.	15,930	1,183,758
CVR Energy, Inc.	7,272	357,419
Exxon Mobil Corp.	26,514	2,715,299
HollyFrontier Corp.	6,354	334,157
Kinder Morgan, Inc.	2,502	81,715
Teekay Corp.	1,476	82,818
Western Refining, Inc.	8,172	355,482
		6,064,098
Pharmaceuticals – 8.2%
Eli Lilly & Co.	6,480	382,968
Johnson & Johnson	6,390	647,243
Merck & Co., Inc.	33,714	1,974,292
Pfizer, Inc.	62,028	1,940,236
		4,944,739
Real Estate Investment Trusts (REITs) – 5.7%
Annaly Capital Management, Inc.	33,444	386,278
Chambers Street Properties	8,496	66,184
Corrections Corp. of America	7,470	245,016
Digital Realty Trust, Inc.	3,672	196,085
EPR Properties	6,642	356,078
The Geo Group, Inc.	9,432	316,255
HCP, Inc.	5,040	210,974
Highwoods Properties, Inc.	2,544	102,650
Hospitality Properties Trust	10,944	328,867
Liberty Property Trust	2,768	103,800
Medical Properties Trust, Inc.	3,816	51,516
MFA Financial, Inc.	5,120	40,602

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	151

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
National Retail Properties, Inc.	2,538	$86,622
Omega Healthcare Investors, Inc.	9,108	316,776
Piedmont Office Realty Trust, Inc., Class A	3,760	66,214
Retail Properties of America, Inc., Class A	7,392	105,853
Senior Housing Properties Trust	10,908	256,011
WP Carey, Inc.	2,610	160,463
		3,396,244
Road & Rail – 0.2%
Landstar System, Inc.	1,760	110,862
Semiconductors & Semiconductor Equipment – 2.3%
KLA-Tencor Corp.	1,134	72,565
Linear Technology Corp.	6,858	305,181
Maxim Integrated Products, Inc.	2,524	81,878
Microchip Technology, Inc.	2,322	110,388
Texas Instruments, Inc.	15,102	686,386
Xilinx, Inc.	2,610	123,166
		1,379,564
Software – 0.9%
CA, Inc.	5,922	178,489
Compuware Corp.	6,390	66,201
Microsoft Corp.	2,736	110,534
Oracle Corp.	4,158	169,979
Symantec Corp.	1,008	20,442
		545,645
Specialty Retail – 3.6%
Best Buy Co., Inc.	10,620	275,376
Foot Locker, Inc.	8,820	410,395
GameStop Corp., Class A	6,966	276,411
The Home Depot, Inc.	6,876	546,711
L Brands, Inc.	1,520	82,384
Rent-A-Center, Inc.	9,090	265,519
Staples, Inc.	23,382	292,275
		2,149,071

	Shares	Value
Technology Hardware, Storage & Peripherals – 4.5%
Apple, Inc.	2,196	$1,295,838
Diebold, Inc.	2,862	107,640
Hewlett-Packard Co.	10,890	360,023
Lexmark International, Inc., Class A	7,254	311,922
Seagate Technology PLC	6,498	341,665
Western Digital Corp.	3,312	291,886
		2,708,974
Thrifts & Mortgage Finance – 0.2%
New York Community Bancorp, Inc.	3,204	49,374
People’s United Financial, Inc.	6,084	86,879
		136,253
Tobacco – 4.4%
Altria Group, Inc.	27,342	1,096,688
Lorillard, Inc.	8,136	483,441
Philip Morris International, Inc.	7,650	653,540
Reynolds American, Inc.	7,596	428,642
		2,662,311
Total Common Stocks (Cost $53,362,266)		59,818,323

Total Investment Securities (Cost $53,362,266) – 99.8%		59,818,323
Other assets less liabilities – 0.2%		97,144
NET ASSETS – 100.0%		$59,915,467

Percentages shown are based on Net Assets.

As of April 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,485,190
Aggregate gross unrealized depreciation	(78,709)
Net unrealized appreciation	$6,406,481
Federal income tax cost of investments	$53,411,842

See Accompanying Notes to the Financial Statements.

152	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Futures Contracts Purchased

FlexShares® Quality Dividend Defensive Index Fund had the following open long futures contracts as of April 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contracts	3	06/20/14	$281,685	$4,632

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	153

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

April 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.8%
Aerospace & Defense – 4.3%
The Boeing Co.	10,782	$1,391,094
Exelis, Inc.	2,532	46,943
Lockheed Martin Corp.	3,888	638,176
Northrop Grumman Corp.	2,718	330,264
Raytheon Co.	2,088	199,362
United Technologies Corp.	666	78,808
		2,684,647
Auto Components – 0.9%
Autoliv, Inc.	1,494	152,358
Cooper Tire & Rubber Co.	1,152	28,973
Dana Holding Corp.	14,058	297,608
Johnson Controls, Inc.	1,098	49,564
		528,503
Automobiles – 0.5%
Thor Industries, Inc.	5,544	337,463
Banks – 9.0%
Bank of America Corp.	16,668	252,354
Bank of Hawaii Corp.	936	51,639
Citigroup, Inc.	1,440	68,991
Fifth Third Bancorp	13,338	274,896
FNB Corp./PA	2,160	26,870
Huntington Bancshares, Inc./OH	17,568	160,923
JPMorgan Chase & Co.	36,882	2,064,654
Umpqua Holdings Corp.	4,914	81,720
Valley National Bancorp	8,442	84,589
Webster Financial Corp.	2,336	70,407
Wells Fargo & Co.	48,852	2,425,013
		5,562,056
Beverages – 1.0%
The Coca-Cola Co.	3,294	134,362
Dr. Pepper Snapple Group, Inc.	7,758	429,948
PepsiCo, Inc.	576	49,473
		613,783
Capital Markets – 1.7%
Ameriprise Financial, Inc.	2,448	273,270
BlackRock, Inc.	96	28,896

	Shares	Value
Capital Markets – (continued)
Federated Investors, Inc., Class B	10,584	$302,067
Invesco Ltd.	3,888	136,897
Waddell & Reed Financial, Inc., Class A	4,752	320,523
		1,061,653
Chemicals – 4.6%
Ashland, Inc.	2,880	278,208
The Dow Chemical Co.	9,666	482,333
E.I. du Pont de Nemours & Co.	15,138	1,019,090
Huntsman Corp.	6,570	164,578
LyondellBasell Industries N.V., Class A	5,832	539,460
Olin Corp.	9,936	279,202
Rockwood Holdings, Inc.	558	39,646
The Scotts Miracle-Gro Co., Class A	1,332	81,532
		2,884,049
Commercial Services & Supplies – 1.5%
Deluxe Corp.	6,714	368,934
KAR Auction Services, Inc.	1,782	53,068
Pitney Bowes, Inc.	2,358	63,194
R.R. Donnelley & Sons Co.	17,280	304,128
Waste Management, Inc.	1,548	68,809
West Corp.	3,816	92,920
		951,053
Communications Equipment – 3.3%
Cisco Systems, Inc.	80,604	1,862,758
Harris Corp.	1,278	93,959
QUALCOMM, Inc.	1,170	92,091
		2,048,808
Consumer Finance – 0.4%
SLM Corp.	10,566	272,075
Containers & Packaging – 1.1%
Avery Dennison Corp.	416	20,243
Greif, Inc., Class A	4,932	267,265
MeadWestvaco Corp.	2,448	95,643
Packaging Corp. of America	4,698	313,028
		696,179

See Accompanying Notes to the Financial Statements.

154	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – 4.6%
AT&T, Inc.	23,184	$827,669
CenturyLink, Inc.	4,392	153,325
Frontier Communications Corp.	75,816	451,105
Verizon Communications, Inc.	23,148	1,081,706
Windstream Holdings, Inc.	35,100	318,357
		2,832,162
Electric Utilities – 2.8%
American Electric Power Co., Inc.	1,440	77,486
Duke Energy Corp.	3,654	272,186
Entergy Corp.	4,158	301,455
Hawaiian Electric Industries, Inc.	2,538	60,887
Pinnacle West Capital Corp.	7,146	399,819
The Southern Co.	4,806	220,259
UIL Holdings Corp.	6,174	226,771
Westar Energy, Inc.	4,320	155,002
		1,713,865
Electrical Equipment – 0.8%
Emerson Electric Co.	5,760	392,717
Rockwell Automation, Inc.	746	88,908
		481,625
Electronic Equipment, Instruments & Components – 0.4%
AVX Corp.	1,674	22,348
TE Connectivity Ltd.	3,672	216,574
		238,922
Energy Equipment & Services – 1.9%
Diamond Offshore Drilling, Inc.	1,026	56,030
Helmerich & Payne, Inc.	4,338	471,324
RPC, Inc.	19,710	438,153
Schlumberger Ltd.	1,512	153,543
Transocean Ltd.	1,782	76,751
		1,195,801
Food & Staples Retailing – 1.3%
Safeway, Inc.	10,566	359,878
Sysco Corp.	9,774	356,067
Wal-Mart Stores, Inc.	846	67,434
		783,379

	Shares	Value
Gas Utilities – 0.5%
AGL Resources, Inc.	5,472	$295,488
Health Care Equipment & Supplies – 0.5%
Hill-Rom Holdings, Inc.	4,590	171,483
Medtronic, Inc.	2,232	131,286
		302,769
Health Care Providers & Services – 1.3%
Cardinal Health, Inc.	1,638	113,857
Owens & Minor, Inc.	7,416	248,733
WellPoint, Inc.	4,284	431,313
		793,903
Hotels, Restaurants & Leisure – 1.5%
Cracker Barrel Old Country Store, Inc.	3,060	289,904
International Game Technology	20,502	257,300
Las Vegas Sands Corp.	2,160	170,921
Six Flags Entertainment Corp.	1,206	48,409
Starwood Hotels & Resorts Worldwide, Inc.	378	28,974
Wyndham Worldwide Corp.	360	25,682
Wynn Resorts Ltd.	540	110,101
		931,291
Household Durables – 1.7%
Garmin Ltd.	2,430	138,753
Leggett & Platt, Inc.	3,132	102,918
Newell Rubbermaid, Inc.	10,728	323,020
Tupperware Brands Corp.	3,996	339,300
Whirlpool Corp.	1,080	165,650
		1,069,641
Household Products – 0.5%
The Procter & Gamble Co.	3,942	325,412
Industrial Conglomerates – 1.8%
General Electric Co.	41,292	1,110,342
Insurance – 2.9%
Aflac, Inc.	6,858	430,134
American International Group, Inc.	2,178	115,717
American National Insurance Co.	352	39,568
Assured Guaranty Ltd.	13,266	317,190
Cincinnati Financial Corp.	738	35,970
Erie Indemnity Co., Class A	4,428	317,266

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	155

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Lincoln National Corp.	4,734	$229,646
Old Republic International Corp.	3,942	65,280
Principal Financial Group, Inc.	954	44,686
Protective Life Corp.	4,158	212,682
		1,808,139
Internet & Catalog Retail – 0.0%†
HSN, Inc.	464	26,931
IT Services – 2.8%
Broadridge Financial Solutions, Inc.	8,964	343,680
International Business Machines Corp.	1,854	364,255
Leidos Holdings, Inc.	6,210	231,260
Paychex, Inc.	1,602	66,980
Visa, Inc., Class A	270	54,705
The Western Union Co.	17,046	270,520
Xerox Corp.	35,856	433,499
		1,764,899
Leisure Products – 0.3%
Brunswick Corp.	230	9,244
Hasbro, Inc.	1,944	107,425
Mattel, Inc.	1,980	77,646
		194,315
Machinery – 0.8%
Caterpillar, Inc.	4,734	498,964
Media – 0.6%
Cablevision Systems Corp., Class A	6,444	107,615
Comcast Corp., Class A	432	22,361
Gannett Co., Inc.	1,764	47,928
Meredith Corp.	2,988	131,681
Regal Entertainment Group, Class A	774	14,551
The Walt Disney Co.	486	38,559
		362,695
Multiline Retail – 0.1%
Macy’s, Inc.	1,568	90,050
Multi-Utilities – 3.0%
CenterPoint Energy, Inc.	11,250	278,550
Consolidated Edison, Inc.	1,962	113,855

	Shares	Value
Multi-Utilities – (continued)
DTE Energy Co.	3,960	$309,434
Integrys Energy Group, Inc.	1,260	77,213
Public Service Enterprise Group, Inc.	8,262	338,494
TECO Energy, Inc.	17,244	309,702
Vectren Corp.	9,936	403,104
		1,830,352
Oil, Gas & Consumable Fuels – 9.1%
Chevron Corp.	8,568	1,075,455
ConocoPhillips Co.	18,882	1,403,121
CVR Energy, Inc.	9,270	455,621
Exxon Mobil Corp.	11,160	1,142,896
Kinder Morgan, Inc.	2,502	81,715
Marathon Petroleum Corp.	3,708	344,659
Occidental Petroleum Corp.	4,626	442,940
Phillips 66	3,456	287,608
Teekay Corp.	800	44,888
Western Refining, Inc.	7,884	342,954
		5,621,857
Paper & Forest Products – 0.8%
Domtar Corp.	1,944	181,492
International Paper Co.	7,002	326,643
		508,135
Pharmaceuticals – 8.2%
Eli Lilly & Co.	6,732	397,861
Johnson & Johnson	6,066	614,425
Merck & Co., Inc.	36,396	2,131,350
Pfizer, Inc.	63,144	1,975,144
		5,118,780
Real Estate Investment Trusts (REITs) – 5.9%
Annaly Capital Management, Inc.	36,396	420,374
BioMed Realty Trust, Inc.	3,104	64,874
Brandywine Realty Trust	2,224	32,359
CBL & Associates Properties, Inc.	3,798	69,010
Chambers Street Properties	12,024	93,667
Corrections Corp. of America	8,604	282,211
Digital Realty Trust, Inc.	5,238	279,709
EPR Properties	7,200	385,992
The Geo Group, Inc.	9,666	324,101
HCP, Inc.	5,094	213,235

See Accompanying Notes to the Financial Statements.

156	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Highwoods Properties, Inc.	576	$23,242
Home Properties, Inc.	224	13,798
Hospitality Properties Trust	9,414	282,891
Kimco Realty Corp.	944	21,636
LaSalle Hotel Properties	832	27,523
Liberty Property Trust	2,428	91,050
The Macerich Co.	1,344	87,239
Medical Properties Trust, Inc.	2,808	37,908
MFA Financial, Inc.	2,368	18,778
National Retail Properties, Inc.	784	26,758
Omega Healthcare Investors, Inc.	7,848	272,953
Senior Housing Properties Trust	13,320	312,620
Weingarten Realty Investors	1,178	36,754
WP Carey, Inc.	3,636	223,541
		3,642,223
Semiconductors & Semiconductor Equipment – 2.2%
KLA-Tencor Corp.	1,368	87,538
Linear Technology Corp.	7,092	315,594
Maxim Integrated Products, Inc.	2,664	86,420
Microchip Technology, Inc.	3,240	154,030
Texas Instruments, Inc.	16,272	739,562
		1,383,144
Software – 1.0%
CA, Inc.	9,270	279,398
Compuware Corp.	1,134	11,748
Microsoft Corp.	2,292	92,597
Oracle Corp.	5,562	227,374
		611,117
Specialty Retail – 3.0%
Best Buy Co., Inc.	12,708	329,518
GameStop Corp., Class A	8,514	337,836
Guess?, Inc.	9,198	247,518
The Home Depot, Inc.	558	44,367
L Brands, Inc.	632	34,254
Pier 1 Imports, Inc.	15,804	288,581
Rent-A-Center, Inc.	10,152	296,540
Staples, Inc.	22,698	283,725
		1,862,339

	Shares	Value
Technology Hardware, Storage & Peripherals – 5.7%
Apple, Inc.	2,160	$1,274,594
Diebold, Inc.	3,492	131,334
Hewlett-Packard Co.	28,368	937,846
Lexmark International, Inc., Class A	8,946	384,678
Seagate Technology PLC	7,146	375,737
Western Digital Corp.	4,914	433,071
		3,537,260
Textiles, Apparel & Luxury Goods – 1.0%
Coach, Inc.	6,354	283,706
Hanesbrands, Inc.	4,068	333,942
		617,648
Thrifts & Mortgage Finance – 0.2%
New York Community Bancorp, Inc.	2,538	39,110
People’s United Financial, Inc.	4,428	63,232
		102,342
Tobacco – 4.3%
Altria Group, Inc.	31,086	1,246,860
Lorillard, Inc.	6,048	359,372
Philip Morris International, Inc.	8,424	719,662
Reynolds American, Inc.	6,282	354,493
		2,680,387
Total Common Stocks (Cost $57,042,370)		61,976,446

Total Investment Securities (Cost $57,042,370) – 99.8%		61,976,446
Other assets less liabilities – 0.2%		94,405
NET ASSETS – 100.0%		$62,070,851

Percentages shown are based on Net Assets.

As of April 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,200,661
Aggregate gross unrealized depreciation	(241,844)
Net unrealized appreciation	$4,958,817
Federal income tax cost of investments	$57,017,629

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	157

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts Purchased

FlexShares® Quality Dividend Dynamic Index Fund had the following open long futures contracts as of April 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contracts	2	06/20/14	$187,790	$1,962

See Accompanying Notes to the Financial Statements.

158	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

April 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.0%
Aerospace & Defense – 0.8%
BAE Systems PLC	196,980	$1,330,442
Air Freight & Logistics – 0.4%
Deutsche Post AG (Registered)	10,872	409,048
Toll Holdings Ltd.	69,660	341,435
		750,483
Auto Components – 1.8%
Bridgestone Corp.	18,300	655,683
Cie Generale des Etablissements Michelin	3,840	468,543
Nokian Renkaat Oyj	27,300	1,083,348
Valeo S.A.	5,700	780,375
		2,987,949
Automobiles – 2.7%
Bayerische Motoren Werke AG (Preference)	4,152	408,168
Daihatsu Motor Co. Ltd.	60,000	993,245
Fuji Heavy Industries Ltd.	12,000	315,419
Porsche Automobil Holding SE (Preference)	12,010	1,321,373
Tofas Turk Otomobil Fabrikasi A/S	253,140	1,542,224
		4,580,429
Banks – 12.6%
Aozora Bank Ltd.	420,000	1,249,927
Australia & New Zealand Banking Group Ltd.	51,060	1,630,763
Bank of China Ltd., Class H	3,240,000	1,425,076
Bank of Communications Co. Ltd., Class H	540,000	335,722
BNP Paribas S.A.	6,960	522,182
Canadian Imperial Bank of Commerce	18,002	1,602,948
China Construction Bank Corp., Class H	3,300,000	2,277,227
Commonwealth Bank of Australia	68,280	4,991,595

	Shares	Value
Banks – (continued)
Grupo Financiero Santander Mexico SAB de CV, Class B	588,000	$1,397,561
HSBC Holdings PLC	144,659	1,475,599
Intesa Sanpaolo SpA	186,720	542,129
Mizuho Financial Group, Inc.	510,000	998,532
Royal Bank of Canada	1,500	99,982
Swedbank AB, Class A	17,940	475,416
Westpac Banking Corp.	69,120	2,249,195
		21,273,854
Building Products – 0.4%
Cie de St-Gobain	9,842	600,716
Capital Markets – 2.4%
Ashmore Group PLC	13,680	80,940
Banca Generali SpA	22,500	706,933
Daiwa Securities Group, Inc.	120,000	898,678
ICAP PLC	58,990	412,475
IGM Financial, Inc.	18,490	919,740
Macquarie Group Ltd.	5,820	311,149
Macquarie Korea Infrastructure Fund	47,400	293,584
Ratos AB, Class B	45,360	459,732
		4,083,231
Chemicals – 2.8%
BASF SE*	16,686	1,930,234
Hitachi Chemical Co. Ltd.	6,000	88,282
K+S AG (Registered)	17,400	608,095
Mitsubishi Chemical Holdings Corp.	78,000	312,306
Nitto Denko Corp.	13,700	591,454
Synthos S.A.	739,020	1,161,908
TSRC Corp.	60,000	88,019
		4,780,298
Commercial Services & Supplies – 0.6%
Dai Nippon Printing Co. Ltd.	14,000	126,363
Toppan Printing Co. Ltd.	136,000	935,957
		1,062,320

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	159

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Communications Equipment – 0.4%
Telefonaktiebolaget LM Ericsson, Class A	27,600	$316,789
VTech Holdings Ltd.	24,000	331,233
		648,022
Construction & Engineering – 1.5%
ACS Actividades de Construccion y Servicios S.A.	13,158	563,291
Bouygues S.A.	9,180	412,595
Eiffage S.A.*	5,100	385,038
Leighton Holdings Ltd.	19,980	353,218
Vinci S.A.	9,660	727,834
		2,441,976
Construction Materials – 0.3%
China Shanshui Cement Group Ltd.	780,000	300,818
Taiwan Cement Corp.	132,000	209,378
		510,196
Consumer Finance – 0.7%
Provident Financial PLC	35,100	1,177,657
Diversified Financial Services – 1.4%
Industrivarden AB, Class C	65,640	1,369,829
Investor AB, Class A*	27,960	1,059,725
		2,429,554
Diversified Telecommunication Services – 5.4%
Bell Aliant, Inc.	10,200	250,945
Bezeq The Israeli Telecommunication Corp. Ltd.	743,460	1,346,747
Deutsche Telekom AG (Registered)	58,140	974,220
Elisa Oyj	17,650	526,895
Magyar Telekom Telecommunications PLC	236,100	335,545
TDC A/S	145,920	1,368,919
Telecom Corp. of New Zealand Ltd.	585,120	1,392,414
Telecom Egypt Co.	609,360	1,287,843
Telefonica Czech Republic A/S	22,140	335,063

	Shares	Value
Diversified Telecommunication Services – (continued)
Telefonica Deutschland Holding AG	135,720	$1,126,649
Turk Telekomunikasyon A/S	53,880	161,075
		9,106,315
Electric Utilities – 1.3%
CEZ A/S	4,020	120,742
Cia Paranaense de Energia	162,000	1,581,619
EDP – Energias de Portugal S.A.	98,640	478,693
		2,181,054
Electrical Equipment – 1.1%
Alstom S.A.	43,620	1,785,408
Electronic Equipment, Instruments & Components – 1.5%
Delta Electronics Thailand PCL (NVDR)	54,000	95,117
Hoya Corp.	48,000	1,416,270
Omron Corp.	30,000	1,060,206
		2,571,593
Energy Equipment & Services – 0.1%
TGS Nopec Geophysical Co. ASA	5,220	179,665
Food & Staples Retailing – 1.4%
J Sainsbury PLC	42,720	242,157
Koninklijke Ahold N.V.	47,905	923,607
Lawson, Inc.	13,000	903,573
Metcash Ltd.	129,120	332,589
		2,401,926
Food Products – 2.1%
Nestle S.A. (Registered)	18,420	1,421,590
Orkla ASA	36,600	301,656
Unilever N.V. (CVA)	42,180	1,806,300
		3,529,546
Gas Utilities – 0.7%
Enagas S.A.	30,420	936,370
Gas Natural SDG S.A.	10,680	306,015
		1,242,385

See Accompanying Notes to the Financial Statements.

160	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – 1.7%
OPAP S.A.	85,680	$1,366,195
Sands China Ltd.	51,200	373,788
Tatts Group Ltd.	119,580	334,607
TUI Travel PLC	25,320	182,902
Wynn Macau Ltd.	144,000	567,430
		2,824,922
Household Durables – 0.1%
Husqvarna AB, Class B	19,860	164,563
Household Products – 0.0%†
Svenska Cellulosa AB S.C.A., Class A	1,440	40,083
Independent Power and Renewable Electricity Producers – 1.7%
AES Tiete S.A.	216,000	1,411,038
AES Tiete S.A. (Preference)	150,000	1,178,550
TransAlta Corp.	24,720	301,609
		2,891,197
Industrial Conglomerates – 0.1%
Siemens AG (Registered)	720	94,840
Insurance – 7.7%
Allianz SE (Registered)	9,540	1,651,477
AXA S.A.	41,580	1,082,430
Baloise Holding AG (Registered)	3,120	379,170
CNP Assurances*	19,080	439,424
Gjensidige Forsikring ASA	67,080	1,234,359
Great-West Lifeco, Inc.	6,960	195,587
Insurance Australia Group Ltd.	49,560	263,580
Legal & General Group PLC	167,040	597,393
Mapfre S.A.	40,440	170,179
Mediolanum SpA	62,520	560,866
Muenchener Rueckversicherungs AG (Registered)*	7,872	1,816,789
Power Financial Corp.	11,820	375,026
Powszechny Zaklad Ubezpieczen S.A.	8,700	1,233,354
Resolution Ltd.	70,620	355,709
RSA Insurance Group PLC	267,300	442,999
Standard Life PLC	41,880	270,278

	Shares	Value
Insurance – (continued)
Swiss Re AG*	2,640	$230,432
Zurich Insurance Group AG*	5,580	1,597,726
		12,896,778
Leisure Products – 0.8%
Namco Bandai Holdings, Inc.	60,000	1,294,567
Machinery – 2.5%
Hino Motors Ltd.	80,700	1,063,360
Hitachi Construction Machinery Co. Ltd.	12,000	222,849
Komatsu Ltd.	13,000	286,598
Metso Oyj	39,780	1,592,933
Turk Traktor Ve Ziraat Makineleri A/S	35,460	1,015,702
		4,181,442
Marine – 0.1%
Seaspan Corp.	6,000	129,360
Media – 1.1%
CTC Media, Inc.	31,620	274,145
Lagardere S.C.A.	10,320	431,780
Telenet Group Holding N.V.	19,620	1,149,238
		1,855,163
Metals & Mining – 2.4%
BHP Billiton Ltd.	12,300	430,220
Kumba Iron Ore Ltd.	28,680	1,018,914
MMC Norilsk Nickel OJSC (ADR)	83,160	1,499,375
Shougang Fushan Resources Group Ltd.	2,400,000	721,283
Sumitomo Metal Mining Co. Ltd.	15,000	226,285
Vedanta Resources PLC	6,900	110,218
Voestalpine AG	1,446	65,963
		4,072,258
Multiline Retail – 0.2%
Marks & Spencer Group PLC	40,020	298,077
Multi-Utilities – 1.9%
E.ON SE	81,420	1,556,229
GDF Suez	11,400	287,286
Veolia Environnement S.A.	73,320	1,366,335
		3,209,850

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	161

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – 11.0%
Baytex Energy Corp.	35,880	$1,491,499
BP PLC	62,920	530,368
Canadian Oil Sands Ltd.	68,160	1,475,677
Encana Corp.	16,443	380,416
Eni SpA	106,980	2,775,313
Gazprom OAO (ADR)	73,801	532,253
Harum Energy Tbk PT	6,072,000	1,239,452
Indo Tambangraya Megah Tbk PT	528,000	1,163,413
Penn West Petroleum Ltd.	29,580	267,108
Royal Dutch Shell PLC, Class A	11,210	444,255
Royal Dutch Shell PLC, Class B	70,260	2,989,665
Surgutneftegas OAO (Preference) (ADR)	45,904	328,214
Total S.A.	43,980	3,139,274
Tupras Turkiye Petrol Rafinerileri A/S	70,560	1,582,885
Vermilion Energy, Inc.	3,840	255,183
		18,594,975
Paper & Forest Products – 0.3%
Stora Enso Oyj, Class R	42,368	431,485
Pharmaceuticals – 7.6%
AstraZeneca PLC	47,520	3,742,389
Bayer AG (Registered)	900	124,790
Eisai Co. Ltd.	24,000	926,402
GlaxoSmithKline PLC	120,120	3,310,163
Novartis AG (Registered)	10,320	894,334
Orion Oyj, Class A	37,200	1,139,910
Orion Oyj, Class B	43,260	1,317,808
Roche Holding AG	3,362	985,173
Sanofi	3,840	415,406
		12,856,375
Professional Services – 0.5%
Adecco S.A. (Registered)*	6,426	536,808
Randstad Holding N.V.	4,500	261,465
		798,273

	Shares	Value
Real Estate Investment Trusts (REITs) – 2.9%
Calloway Real Estate Investment Trust	47,760	$1,165,441
CapitaCommercial Trust	300,000	382,363
CFS Retail Property Trust Group	507,240	944,666
Corio N.V.	7,080	331,169
Gecina S.A.	2,640	355,251
ICADE *	3,600	366,881
Japan Retail Fund Investment Corp.	8	16,086
Klepierre	4,620	211,682
Redefine Properties Ltd.	73,800	69,657
RioCan Real Estate Investment Trust	21,780	540,407
Westfield Retail Trust	190,380	562,705
		4,946,308
Real Estate Management & Development – 2.0%
Daito Trust Construction Co. Ltd.	12,100	1,230,729
Evergrande Real Estate Group Ltd.	960,000	428,436
Guangzhou R&F Properties Co. Ltd., Class H	960,000	1,253,114
KWG Property Holding Ltd.	780,000	431,609
		3,343,888
Road & Rail – 0.7%
BTS Group Holdings PCL (NVDR)	4,794,000	1,237,018
Semiconductors & Semiconductor Equipment – 0.8%
Radiant Opto-Electronics Corp.	253,800	1,021,150
Samsung Electronics Co. Ltd.	240	311,933
		1,333,083
Software – 0.5%
The Sage Group PLC	80,760	581,470
Trend Micro, Inc.	6,000	194,126
		775,596
Specialty Retail – 0.1%
Hennes & Mauritz AB, Class B	1,920	78,015
Technology Hardware, Storage & Peripherals – 1.6%
Asustek Computer, Inc.	79,000	816,213
Canon, Inc.	24,200	761,654

See Accompanying Notes to the Financial Statements.

162	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Technology Hardware, Storage & Peripherals – (continued)
Chicony Electronics Co. Ltd.	62,100	$161,430
Quanta Computer, Inc.	196,000	537,413
Ricoh Co. Ltd.	33,100	380,739
Wistron Corp.	117,450	98,011
		2,755,460
Textiles, Apparel & Luxury Goods – 0.5%
Bosideng International Holdings Ltd.	5,160,000	758,740
Grendene S.A.	12,000	75,438
		834,178
Tobacco – 3.8%
British American Tobacco Malaysia Bhd	24,000	449,793
British American Tobacco PLC	78,600	4,535,043
Imperial Tobacco Group PLC	20,820	898,929
Japan Tobacco, Inc.	18,000	591,366
		6,475,131
Trading Companies & Distributors – 0.6%
ITOCHU Corp.	18,000	201,586
Marubeni Corp.	30,000	200,294
Sumitomo Corp.	43,200	561,198
		963,078
Transportation Infrastructure – 1.6%
Hutchison Port Holdings Trust, Class U	360,000	244,800
Jiangsu Expressway Co. Ltd., Class H	738,000	831,016
Kobenhavns Lufthavne	2,160	1,144,793
Transurban Group^	75,900	511,264
		2,731,873

	Shares	Value
Wireless Telecommunication Services – 1.8%
Tele2 AB, Class B	100,200	$1,276,159
Vodacom Group Ltd.	108,660	1,294,388
Vodafone Group PLC	119,866	453,274
		3,023,821
Total Common Stocks (Cost $156,740,581)		166,786,676

Total Investment Securities (Cost $156,740,581) – 99.0%		166,786,676
Other assets less liabilities – 1.0%		1,680,339
NET ASSETS – 100.0%		$168,467,015

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At April 30, 2014, the value of these securities amounted to $511,264 or 0.30% of net assets.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

CVA – Dutch Certificate

EUR – Euro

GBP – British Pound

INR – Indian Rupee

JPY – Japanese Yen

NVDR – Non-Voting Depositary Receipt

USD – US Dollar

As of April 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,789,487
Aggregate gross unrealized depreciation	(2,934,551)
Net unrealized appreciation	$9,854,936
Federal income tax cost of investments	$156,931,740

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	163

FlexShares® International Quality Dividend Index Fund (cont.)

Futures Contracts Purchased

FlexShares® International Quality Dividend Index Fund had the following open long futures contracts as of April 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Futures Contracts	2	06/20/14	$192,430	$1,959
MSCI Emerging Markets Mini Index Futures Contracts	3	06/20/14	149,175	1,299
SGX S&P CNX Nifty Index Futures Contracts	94	05/29/14	1,265,992	(27,687)
				$(24,429)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of April 30, 2014:

Contracts to Deliver	Counterparty	In Exchange For	Delivery Date	Unrealized Appreciation (Depreciation)
GBP 36,000	Citibank N.A.	USD 59,867	06/18/14	$899
EUR 73,000	Goldman Sachs	USD 101,664	06/18/14	(458)
JPY 5,127,000	Citibank N.A.	USD 50,456	06/18/14	(251)
INR 57,985,500	UBS AG	USD 930,000	06/18/14	21,331
				$21,521

See Accompanying Notes to the Financial Statements.

164	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2014:

Australia	7.9%
Austria	0.0 †
Belgium	0.7
Brazil	2.5
Canada	5.5
China	5.3
Czech Republic	0.3
Denmark	1.5
Egypt	0.8
Finland	3.6
France	8.2
Germany	7.1
Greece	0.8
Hong Kong	0.8
Hungary	0.2
Indonesia	1.4
Israel	0.8
Italy	2.7
Japan	11.1
Malaysia	0.3
Mexico	0.8
Netherlands	2.0
New Zealand	0.8
Norway	1.0
Poland	1.4
Portugal	0.3
Russia	1.6
Singapore	0.4
South Africa	1.4
South Korea	0.4
Spain	1.2
Sweden	3.1
Switzerland	3.6
Taiwan	1.7
Thailand	0.8
Turkey	2.5
United Kingdom	14.5
Other[1]	1.0
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

†	Amount represents less than 0.05%.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	165

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

April 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.8%
Aerospace & Defense – 1.2%
Airbus Group N.V.	2,343	$160,778
BAE Systems PLC	35,316	238,531
		399,309
Air Freight & Logistics – 0.4%
Deutsche Post AG (Registered)	3,756	141,316
Automobiles – 2.3%
Bayerische Motoren Werke AG (Preference)	552	54,265
Daihatsu Motor Co. Ltd.	7,700	127,467
Ford Otomotiv Sanayi A/S*	4,224	47,578
Fuji Heavy Industries Ltd.	9,100	239,192
Tofas Turk Otomobil Fabrikasi A/S	47,232	287,755
		756,257
Banks – 12.8%
Aozora Bank Ltd.	73,000	217,249
Australia & New Zealand Banking Group Ltd.	7,536	240,686
Bank of Montreal	2,676	184,220
Bank of Nova Scotia	3,852	233,763
Canadian Imperial Bank of Commerce	3,396	302,389
China Minsheng Banking Corp. Ltd., Class H	232,000	233,411
Commonwealth Bank of Australia	13,368	977,265
Grupo Financiero Santander Mexico SAB de CV, Class B	111,600	265,251
HSBC Holdings PLC	19,079	194,616
Intesa Sanpaolo SpA	34,860	101,214
Mizuho Financial Group, Inc.	102,000	199,706
National Bank of Canada	3,624	150,217
Royal Bank of Canada	204	13,598
Sumitomo Mitsui Financial Group, Inc.	8,400	331,642
Swedbank AB, Class A	3,780	100,171
Westpac Banking Corp.	13,188	429,143
		4,174,541

	Shares	Value
Capital Markets – 2.4%
Aberdeen Asset Management PLC	21,456	$158,251
Banca Generali SpA	7,236	227,350
Coronation Fund Managers Ltd.	8,196	78,986
ICAP PLC	9,828	68,720
IGM Financial, Inc.	3,600	179,073
Macquarie Korea Infrastructure Fund	11,280	69,865
		782,245
Chemicals – 1.0%
BASF SE*	136	15,733
K+S AG (Registered)	2,184	76,326
Mitsubishi Chemical Holdings Corp.	2,400	9,609
Synthos S.A.	136,284	214,270
TSRC Corp.	17,000	24,939
		340,877
Commercial Services & Supplies – 0.1%
Dai Nippon Printing Co. Ltd.	3,000	27,078
Communications Equipment – 0.4%
Telefonaktiebolaget LM Ericsson, Class A	5,256	60,327
VTech Holdings Ltd.	4,900	67,627
		127,954
Construction & Engineering – 1.3%
ACS Actividades de Construccion y Servicios S.A.	1,956	83,736
Bouygues S.A.	1,848	83,059
Eiffage S.A.*	830	62,663
Leighton Holdings Ltd.	4,272	75,523
Taisei Corp.	14,000	64,826
Vinci S.A.	540	40,686
		410,493
Construction Materials – 0.9%
China Shanshui Cement Group Ltd.	183,000	70,577
Fletcher Building Ltd.	27,600	233,555
		304,132
Consumer Finance – 0.7%
Provident Financial PLC	6,768	227,076

See Accompanying Notes to the Financial Statements.

166	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – 0.8%
Investor AB, Class A*	7,092	$268,797
Diversified Telecommunication Services – 5.9%
Bell Aliant, Inc.	4,908	120,749
Bezeq The Israeli Telecommunication Corp. Ltd.	145,728	263,980
Deutsche Telekom AG (Registered)	12,000	201,077
Elisa Oyj	3,468	103,528
Magyar Telekom Telecommunications PLC	45,372	64,483
TDC A/S	26,352	247,216
Telecom Corp. of New Zealand Ltd.	117,384	279,339
Telecom Egypt Co.	119,460	252,471
Telefonica Deutschland Holding AG	28,428	235,989
Telstra Corp. Ltd.	19,320	93,443
Turk Telekomunikasyon A/S	20,832	62,278
		1,924,553
Electric Utilities – 2.9%
CEZ A/S	5,316	159,668
Cia Paranaense de Energia	31,400	306,561
Cia Paranaense de Energia (Preference)	22,000	314,208
EDP – Energias de Portugal S.A.	18,888	91,662
Fortum Oyj	3,372	76,070
PGE S.A.	2,320	16,092
		964,261
Energy Equipment & Services – 0.8%
WorleyParsons Ltd.	16,884	262,973
Food & Staples Retailing – 1.0%
ICA Gruppen AB	3,468	115,903
Lawson, Inc.	2,000	139,011
Loblaw Cos. Ltd.	235	10,204
Metcash Ltd.	24,360	62,747
Metro AG	100	3,993
		331,858
Food Products – 3.1%
Nestle S.A. (Registered)	3,564	275,057
Orkla ASA	9,408	77,541

	Shares	Value
Food Products – (continued)
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,200,000	$254,292
Suedzucker AG	2,508	53,414
Unilever N.V. (CVA)	8,280	354,579
		1,014,883
Gas Utilities – 0.6%
Gas Natural SDG S.A.	300	8,596
Snam SpA	33,384	200,522
		209,118
Hotels, Restaurants & Leisure – 1.6%
Grand Korea Leisure Co. Ltd.	2,900	120,822
Gtech SpA	1,296	37,988
OPAP S.A.	16,512	263,289
Sands China Ltd.	10,000	73,005
Tatts Group Ltd.	8,880	24,848
		519,952
Household Durables – 0.4%
Berkeley Group Holdings PLC	1,644	63,681
Sekisui House Ltd.	5,500	66,064
		129,745
Independent Power and Renewable Electricity Producers – 1.7%
AES Tiete S.A.	36,000	235,173
AES Tiete S.A. (Preference)	32,300	253,781
TransAlta Corp.	4,992	60,908
		549,862
Industrial Conglomerates – 0.8%
HAP Seng Consolidated Bhd	247,200	239,971
Siemens AG (Registered)	144	18,968
		258,939
Insurance – 7.3%
Admiral Group PLC	7,968	188,092
AXA S.A.	7,620	198,367
Baloise Holding AG (Registered)	384	46,667
CNP Assurances*	2,100	48,364
Euler Hermes S.A.	516	62,209
Gjensidige Forsikring ASA	11,892	218,828
Great-West Lifeco, Inc.	1,632	45,862

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	167

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Insurance Australia Group Ltd.	11,580	$61,587
Mapfre S.A.	860	3,619
Mediolanum SpA	7,760	69,615
Muenchener Rueckversicherungs AG (Registered)*	1,488	343,417
Power Financial Corp.	2,304	73,102
Powszechny Zaklad Ubezpieczen S.A.	1,680	238,165
Resolution Ltd.	6,012	30,282
RSA Insurance Group PLC	59,275	98,237
Sampo Oyj, Class A	4,728	234,625
SCOR SE*	1,320	48,145
Sun Life Financial, Inc.	2,652	89,653
Tryg A/S	324	30,757
Zurich Insurance Group AG*	888	254,262
		2,383,855
Internet Software & Services – 1.0%
Dena Co. Ltd.	6,900	116,182
Kakaku.com, Inc.	14,400	205,110
		321,292
Leisure Products – 0.2%
Sankyo Co. Ltd.	1,200	47,988
Machinery – 2.8%
Hino Motors Ltd.	15,600	205,557
Kone Oyj, Class B	4,752	203,069
Kubota Corp.	1,000	12,863
Metso Oyj	4,620	185,001
NSK Ltd.	2,000	21,048
Turk Traktor Ve Ziraat Makineleri A/S	9,384	268,792
Zardoya Otis S.A.	1,420	24,887
		921,217
Media – 1.8%
Kabel Deutschland Holding AG	660	89,334
Reed Elsevier N.V.	9,300	189,620
Shaw Communications, Inc., Class B	3,336	80,706
Telenet Group Holding N.V.	3,948	231,253
		590,913

	Shares	Value
Metals & Mining – 3.1%
Agnico Eagle Mines Ltd.	2,136	$63,003
BHP Billiton Ltd.	732	25,603
IAMGOLD Corp.	14,704	51,182
Koza Altin Isletmeleri A/S	4,668	46,407
Kumba Iron Ore Ltd.	6,353	225,703
MMC Norilsk Nickel OJSC (ADR)	15,414	277,914
Polymetal International PLC	7,938	75,865
Shougang Fushan Resources Group Ltd.	386,000	116,006
Yamana Gold, Inc.	5,832	43,629
Zijin Mining Group Co. Ltd., Class H	340,000	82,886
		1,008,198
Multiline Retail – 0.2%
Marks & Spencer Group PLC	1,116	8,312
Parkson Retail Group Ltd.	198,000	57,974
		66,286
Multi-Utilities – 2.2%
E.ON SE	15,216	290,832
GDF Suez	5,508	138,805
RWE AG	910	34,679
RWE AG (Preference)	390	11,234
Veolia Environnement S.A.	13,884	258,732
		734,282
Oil, Gas & Consumable Fuels – 10.5%
ARC Resources Ltd.	1,721	50,997
Baytex Energy Corp.	1,752	72,829
BP PLC	12,661	106,723
Canadian Oil Sands Ltd.	8,088	175,107
Ecopetrol S.A.	42,336	78,990
Eni SpA	21,096	547,280
Harum Energy Tbk PT	1,162,800	237,357
Indo Tambangraya Megah Tbk PT	104,400	230,039
Penn West Petroleum Ltd.	8,580	77,478
Royal Dutch Shell PLC, Class A	2,285	90,555
Royal Dutch Shell PLC, Class B	11,808	502,448
Tambang Batubara Bukit Asam Persero Tbk PT	264,800	226,173
Total S.A.	8,676	619,289
TransCanada Corp.	1,572	73,168

See Accompanying Notes to the Financial Statements.

168	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Tupras Turkiye Petrol Rafinerileri A/S	12,984	$291,272
Vermilion Energy, Inc.	756	50,239
		3,429,944
Paper & Forest Products – 0.3%
Stora Enso Oyj, Class R	5,580	56,828
UPM-Kymmene Oyj	1,700	29,700
		86,528
Pharmaceuticals – 8.6%
Astellas Pharma, Inc.	8,700	96,837
AstraZeneca PLC	6,876	541,512
Bayer AG (Registered)	240	33,277
Eisai Co. Ltd.	3,900	150,540
GlaxoSmithKline PLC	40,272	1,109,781
Novartis AG (Registered)	1,944	168,468
Orion Oyj, Class B	7,884	240,166
Roche Holding AG	1,020	298,893
Sanofi	1,752	189,529
		2,829,003
Real Estate Investment Trusts (REITs) – 2.7%
Boardwalk Real Estate Investment Trust (REIT)	2,316	130,377
Calloway Real Estate Investment Trust (REIT)	10,056	245,387
CapitaCommercial Trust (REIT)	36,000	45,884
CFS Retail Property Trust Group (REIT)	36,588	68,140
Corio N.V. (REIT)	1,512	70,724
Gecina S.A. (REIT)	300	40,369
Mirvac Group (REIT)	24,096	39,071
Redefine Properties Ltd. (REIT)	42,986	40,573
RioCan Real Estate Investment Trust (REIT)	2,832	70,268
Stockland (REIT)	20,652	74,435
Westfield Retail Trust (REIT)	23,904	70,653
		895,881
Real Estate Management & Development – 0.7%
Daito Trust Construction Co. Ltd.	1,600	162,741
Swiss Prime Site AG (Registered)*	852	71,561
		234,302

	Shares	Value
Road & Rail – 0.7%
BTS Group Holdings PCL (NVDR)	912,000	$235,328
Semiconductors & Semiconductor Equipment – 0.9%
Radiant Opto-Electronics Corp.	60,120	241,889
Samsung Electronics Co. Ltd.	48	62,387
		304,276
Specialty Retail – 1.6%
Fast Retailing Co. Ltd.	600	186,608
Hennes & Mauritz AB, Class B	7,872	319,861
		506,469
Technology Hardware, Storage & Peripherals – 1.4%
Asustek Computer, Inc.	14,000	144,645
Canon, Inc.	4,300	135,335
Chicony Electronics Co. Ltd.	12,010	31,220
Lite-On Technology Corp.	12,009	18,333
Quanta Computer, Inc.	24,000	65,806
Ricoh Co. Ltd.	3,600	41,410
Wistron Corp.	14,100	11,766
		448,515
Textiles, Apparel & Luxury Goods – 0.8%
ANTA Sports Products Ltd.	10,000	14,627
Bosideng International Holdings Ltd.	1,200,000	176,451
Grendene S.A.	6,000	37,719
Texhong Textile Group Ltd.	54,000	39,841
		268,638
Tobacco – 3.6%
British American Tobacco PLC	11,100	640,445
Imperial Tobacco Group PLC	4,116	177,714
Japan Tobacco, Inc.	8,800	289,112
Swedish Match AB*	1,608	54,999
		1,162,270
Trading Companies & Distributors – 0.3%
ITOCHU Corp.	2,400	26,878
Sumitomo Corp.	6,100	79,243
		106,121

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	169

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – 1.6%
Hutchison Port Holdings Trust, Class U	72,000	$48,960
Kobenhavns Lufthavne	432	228,959
SIA Engineering Co. Ltd.	37,000	141,180
Transurban Group^	14,292	96,271
		515,370
Wireless Telecommunication Services – 2.4%
Advanced Info Service PCL (NVDR)	23,200	173,498
Freenet AG*	1,704	58,866
Tele2 AB, Class B	20,328	258,900
Vodafone Group PLC	77,040	291,327
		782,591
Total Common Stocks (Cost $30,508,286)		32,005,486

Total Investment Securities (Cost $30,508,286) – 97.8%		32,005,486
Other assets less liabilities – 2.2%		731,553
NET ASSETS – 100.0%		$32,737,039
*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At April 30, 2014, the value of these securities amounted to $96,271 or 0.29% of net assets.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

CVA – Dutch Certificate

EUR – Euro

GBP – British Pound

INR – Indian Rupee

JPY – Japanese Yen

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

USD – US Dollar

As of April 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,199,034
Aggregate gross unrealized depreciation	(745,441)
Net unrealized appreciation	$1,453,593
Federal income tax cost of investments	$30,551,893

Futures Contracts Purchased

FlexShares® International Quality Dividend Defensive Index Fund had the following open long futures contracts as of April 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Futures Contract	1	06/20/14	$96,215	$853
SGX S&P CNX Nifty Index Futures Contracts	44	05/29/14	592,592	(12,567)
				$(11,714)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of April 30, 2014:

Contracts to Deliver	Counterparty	In Exchange For	Delivery Date	Unrealized Appreciation (Depreciation)
GBP 24,000	Citibank N.A.	USD 39,911	06/18/14	$599
EUR 22,000	Goldman Sachs	USD 30,638	06/18/14	(138)
JPY 6,152,000	Citibank N.A.	USD 60,544	06/18/14	(301)
INR 27,434,000	UBS AG	USD 440,000	06/18/14	10,092
INR 9,147,000	UBS AG	USD 150,000	06/18/14	69
				$10,321

See Accompanying Notes to the Financial Statements.

170	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Contracts to Receive	Counterparty	In Exchange For	Receipt Date	Unrealized Depreciation
USD 40,000	UBS AG	GBP 24,047	06/18/14	$(590)
USD 40,000	UBS AG	INR 2,490,000	06/18/14	(1,283)
				$(1,873)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2014:

Australia	8.0%
Belgium	0.7
Brazil	3.5
Canada	8.1
China	2.4
Colombia	0.2
Czech Republic	0.5
Denmark	1.5
Egypt	0.8
Finland	3.4
France	5.5
Germany	5.1
Greece	0.8
Hong Kong	0.4
Hungary	0.2
Indonesia	2.9
Israel	0.8
Italy	3.6
Japan	9.8
Malaysia	0.7
Mexico	0.8
Netherlands	2.4
New Zealand	1.6
Norway	0.9
Poland	1.4
Portugal	0.3
Russia	0.9
Singapore	0.7
South Africa	1.1
South Korea	0.8
Spain	0.4
Sweden	3.6
Switzerland	3.4
Taiwan	1.6
Thailand	1.2
Turkey	3.1
United Kingdom	14.7
Other[1]	2.2
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	171

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

April 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.0%
Aerospace & Defense – 0.4%
BAE Systems PLC	10,632	$71,811
Air Freight & Logistics – 0.2%
Toll Holdings Ltd.	7,080	34,702
Auto Components – 3.4%
Aisin Seiki Co. Ltd.	1,200	42,408
Cie Generale des Etablissements Michelin	1,182	144,223
Continental AG	696	162,947
Nokian Renkaat Oyj	2,670	105,954
Sumitomo Rubber Industries Ltd.	2,400	33,339
Valeo S.A.	642	87,895
		576,766
Automobiles – 2.7%
Bayerische Motoren Werke AG	810	101,282
Bayerische Motoren Werke AG (Preference)	366	35,980
Daihatsu Motor Co. Ltd.	4,200	69,527
Fuji Heavy Industries Ltd.	1,200	31,542
Porsche Automobil Holding SE (Preference)	1,176	129,387
Tofas Turk Otomobil Fabrikasi A/S	15,906	96,905
		464,623
Banks – 12.7%
Agricultural Bank of China Ltd., Class H	36,000	15,091
Aozora Bank Ltd.	42,000	124,993
Australia & New Zealand Banking Group Ltd.	5,544	177,065
Banco do Brasil S.A.	13,800	145,042
Bank of China Ltd., Class H	366,000	160,981
BNP Paribas S.A.	2,004	150,353
BOC Hong Kong Holdings Ltd.	36,000	105,406
China Citic Bank Corp. Ltd., Class H	60,000	35,755
China Construction Bank Corp., Class H	282,000	194,599
China Merchants Bank Co. Ltd., Class H	63,044	112,543

	Shares	Value
Banks – (continued)
Commonwealth Bank of Australia	7,092	$518,459
Grupo Financiero Santander Mexico SAB de CV, Class B	16,200	38,504
HSBC Holdings PLC	10,593	108,054
Intesa Sanpaolo SpA	15,714	45,625
Royal Bank of Canada	288	19,197
Sberbank of Russia (ADR)*	438	3,671
Swedbank AB, Class A	1,818	48,178
Westpac Banking Corp.	4,884	158,927
		2,162,443
Beverages – 1.0%
Kirin Holdings Co. Ltd.	12,000	166,226
Biotechnology – 0.5%
Actelion Ltd. (Registered)*	948	93,083
Building Products – 0.4%
Cie de St-Gobain	1,068	65,186
Capital Markets – 2.7%
Ashmore Group PLC	13,284	78,597
Daiwa Securities Group, Inc.	12,000	89,868
ICAP PLC	6,264	43,800
Macquarie Group Ltd.	836	44,694
Nomura Holdings, Inc.	21,000	120,881
Ratos AB, Class B	1,314	13,318
Schroders PLC (Non-Voting)	2,190	72,072
		463,230
Chemicals – 3.1%
BASF SE*	2,226	257,503
Mitsubishi Chemical Holdings Corp.	7,800	31,231
Shin-Etsu Chemical Co. Ltd.	2,100	123,307
Synthos S.A.	74,484	117,106
		529,147
Commercial Services & Supplies – 0.1%
Dai Nippon Printing Co. Ltd.	1,000	9,026
Communications Equipment – 0.2%
Telefonaktiebolaget LM Ericsson, Class B	3,450	41,557

See Accompanying Notes to the Financial Statements.

172	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – 1.3%
Bouygues S.A.*	1,128	$50,698
Hochtief AG	348	32,324
Leighton Holdings Ltd.	2,370	41,898
Vinci S.A.	1,176	88,606
		213,526
Construction Materials – 0.8%
CRH PLC	1,578	45,750
Siam City Cement PCL (NVDR)	7,800	93,041
		138,791
Distributors – 0.2%
Inchcape PLC	3,294	35,653
Diversified Financial Services – 1.3%
Industrivarden AB, Class A	4,050	90,485
Industrivarden AB, Class C	6,054	126,340
		216,825
Diversified Telecommunication Services – 3.7%
Bell Aliant, Inc.	1,128	27,752
Bezeq The Israeli Telecommunication Corp. Ltd.	67,596	122,447
Elisa Oyj	2,160	64,481
Magyar Telekom Telecommunications PLC	22,638	32,173
TDC A/S	5,790	54,318
Telecom Egypt Co.	62,982	133,108
Telefonica S.A.	8,880	148,613
TeliaSonera AB	6,144	44,462
		627,354
Electric Utilities – 1.7%
CEZ A/S	2,016	60,551
Cia Paranaense de Energia	15,600	152,304
EDP – Energias de Portugal S.A.	13,440	65,223
Terna Rete Elettrica Nazionale SpA	3,294	17,813
		295,891
Electrical Equipment – 1.2%
Schneider Electric S.A.	2,226	208,491

	Shares	Value
Electronic Equipment, Instruments & Components – 1.5%
Hexagon AB, Class B	660	$20,984
Hirose Electric Co. Ltd.	200	28,214
Hoya Corp.	4,800	141,627
Omron Corp.	1,200	42,408
Spectris PLC	744	27,952
		261,185
Energy Equipment & Services – 0.6%
AMEC PLC	4,554	94,967
Food & Staples Retailing – 1.4%
Carrefour S.A.	1,836	71,356
Koninklijke Ahold N.V.	5,438	104,845
Metcash Ltd.	13,134	33,831
Seven & I Holdings Co. Ltd.	700	27,623
		237,655
Food Products – 2.2%
JBS S.A.*	10,800	37,257
Nestle S.A. (Registered)	1,782	137,528
Nippon Meat Packers, Inc.	1,000	17,337
Nisshin Seifun Group, Inc.	3,050	35,501
Orkla ASA	4,482	36,941
Unilever N.V. (CVA)	258	11,049
Unilever PLC	2,226	99,380
Yakult Honsha Co. Ltd.	100	5,404
		380,397
Gas Utilities – 0.1%
Gas Natural SDG S.A.	402	11,519
Hotels, Restaurants & Leisure – 0.9%
InterContinental Hotels Group PLC	3,888	132,483
Tatts Group Ltd.	9,252	25,889
		158,372
Independent Power and Renewable Electricity Producers – 1.7%
AES Tiete S.A.	21,000	137,184
AES Tiete S.A. (Preference)	15,000	117,855
TransAlta Corp.	2,430	29,649
		284,688
Industrial Conglomerates – 1.2%
Siemens AG (Registered)	1,524	200,745

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	173

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – 8.0%
Ageas*	1,182	$50,781
Allianz SE (Registered)	1,920	332,373
AXA S.A.	5,448	141,825
Baloise Holding AG (Registered)	150	18,229
CNP Assurances*	1,530	35,237
Legal & General Group PLC	19,884	71,112
Manulife Financial Corp.	4,602	86,299
Mapfre S.A.	5,850	24,618
Muenchener Rueckversicherungs AG (Registered)*	648	149,553
Old Mutual PLC	29,526	99,563
Prudential PLC	11,406	261,642
Zurich Insurance Group AG*	288	82,463
		1,353,695
Machinery – 4.7%
Hino Motors Ltd.	8,400	110,684
Hitachi Construction Machinery Co. Ltd.	1,200	22,285
IMI PLC	3,936	99,692
Komatsu Ltd.	6,600	145,504
Metso Oyj	3,810	152,566
NSK Ltd.	6,000	63,142
OC Oerlikon Corp. AG (Registered)*	2,298	36,540
Sandvik AB*	2,994	42,152
SKF AB, Class A	1,488	38,337
SKF AB, Class B	1,950	50,269
Volvo AB, Class A	1,884	30,095
		791,266
Marine – 0.7%
Seaspan Corp.	5,400	116,424
Media – 1.4%
Informa PLC	3,342	27,217
Telenet Group Holding N.V.	1,950	114,221
UBM PLC	2,658	29,465
WPP PLC	3,192	68,666
		239,569

	Shares	Value
Metals & Mining – 4.3%
BHP Billiton Ltd.	420	$14,691
BHP Billiton PLC	5,166	167,395
KGHM Polska Miedz S.A.	762	27,547
Kumba Iron Ore Ltd.	2,892	102,744
MMC Norilsk Nickel OJSC (ADR)	7,710	139,011
Sumitomo Metal Mining Co. Ltd.	12,000	181,028
Teck Resources Ltd., Class B	1,710	38,923
Vedanta Resources PLC	2,130	34,024
Voestalpine AG	456	20,802
		726,165
Multi-Utilities – 2.1%
E.ON SE	8,172	156,196
GDF Suez	2,256	56,853
Veolia Environnement S.A.	7,566	140,994
		354,043
Oil, Gas & Consumable Fuels – 10.4%
Baytex Energy Corp.	3,174	131,940
BP PLC	16,665	140,473
Canadian Natural Resources Ltd.	2,106	85,702
Canadian Oil Sands Ltd.	6,438	139,384
Cenovus Energy, Inc.	546	16,244
Enerplus Corp.	1,470	32,562
Eni SpA	10,740	278,621
Gazprom OAO (ADR)	10,164	73,303
JX Holdings, Inc.	6,000	31,131
Penn West Petroleum Ltd.	4,338	39,172
Royal Dutch Shell PLC, Class A	799	31,665
Royal Dutch Shell PLC, Class B	7,842	333,689
Suncor Energy, Inc.	3,312	127,597
Surgutneftegas OAO (Preference) (ADR)	5,658	40,455
Tatneft OAO (ADR)	3,492	119,776
Total S.A.	522	37,260
Tupras Turkiye Petrol Rafinerileri A/S	5,220	117,101
		1,776,075
Paper & Forest Products – 0.3%
Stora Enso Oyj, Class R	4,974	50,656
Personal Products – 0.5%
Kao Corp.	2,400	90,385

See Accompanying Notes to the Financial Statements.

174	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – 5.7%
AstraZeneca PLC	5,322	$419,129
Bayer AG (Registered)	198	27,454
Eisai Co. Ltd.	3,000	115,800
GlaxoSmithKline PLC	1,500	41,336
Mitsubishi Tanabe Pharma Corp.	1,200	16,446
Novartis AG (Registered)	1,074	93,073
Orion Oyj, Class B	4,050	123,373
Roche Holding AG	330	96,700
Sanofi	306	33,103
		966,414
Professional Services – 0.5%
Adecco S.A. (Registered)*	660	55,134
Randstad Holding N.V.	570	33,119
		88,253
Real Estate Investment Trusts (REITs) – 1.9%
Corio N.V.	684	31,994
Gecina S.A.	318	42,792
ICADE *	288	29,350
Intu Properties PLC	11,766	58,013
Klepierre	336	15,395
Unibail-Rodamco SE	522	140,739
		318,283
Real Estate Management & Development – 1.2%
Daito Trust Construction Co. Ltd.	100	10,171
Guangzhou R&F Properties Co. Ltd., Class H	60,000	78,320
KWG Property Holding Ltd.	201,000	111,222
		199,713
Road & Rail – 0.7%
BTS Group Holdings PCL (NVDR)	485,400	125,250
Semiconductors & Semiconductor Equipment – 0.7%
Infineon Technologies AG	2,946	34,226
Radiant Opto-Electronics Corp.	12,090	48,643
Samsung Electronics Co. Ltd.	30	38,992
		121,861

	Shares	Value
Technology Hardware, Storage & Peripherals – 1.9%
Brother Industries Ltd.	2,400	$33,527
Canon, Inc.	2,400	75,536
Quanta Computer, Inc.	18,000	49,354
Ricoh Co. Ltd.	3,600	41,410
Seiko Epson Corp.	4,200	114,549
Wistron Corp.	12,000	10,014
		324,390
Textiles, Apparel & Luxury Goods – 0.4%
Bosideng International Holdings Ltd.	228,000	33,526
Ruentex Industries Ltd.	12,570	29,845
		63,371
Tobacco – 2.8%
British American Tobacco PLC	8,112	468,044
Trading Companies & Distributors – 1.2%
Finning International, Inc.	4,824	130,111
Marubeni Corp.	6,000	40,059
Sumitomo Corp.	3,200	41,570
		211,740
Transportation Infrastructure – 0.4%
COSCO Pacific Ltd.	12,219	16,360
Hopewell Highway Infrastructure Ltd.	27,384	13,351
Hutchison Port Holdings Trust, Class U	48,000	32,640
		62,351
Wireless Telecommunication Services – 2.0%
MegaFon OAO (GDR)	3,534	91,884
Tele2 AB, Class B	10,446	133,042
Vodacom Group Ltd.	6,792	80,908
Vodafone Group PLC	9,948	37,618
		343,452
Total Common Stocks (Cost $15,777,354)		16,835,259

Total Investment Securities (Cost $15,777,354) – 99.0%		16,835,259
Other assets less liabilities – 1.0%		172,517
NET ASSETS – 100.0%		$17,007,776

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	175

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

CVA – Dutch Certificate

GDR – Global Depositary Receipt

NVDR – Non- Voting Depositary Receipt

As of April 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,271,874
Aggregate gross unrealized depreciation	(228,180)
Net unrealized appreciation	$1,043,694
Federal income tax cost of investments	$15,791,565

Futures Contracts Purchased

FlexShares® International Quality Dividend Dynamic Index Fund had the following open long futures contracts as of April 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini MSCI EAFE Futures Contract	1	06/20/14	$96,215	$4,313
EURO STOXX 50® Index Futures Contract	1	06/20/14	43,607	2,927
				$7,240

See Accompanying Notes to the Financial Statements.

176	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2014:

Australia	6.2%
Austria	0.1
Belgium	1.0
Brazil	3.5
Canada	5.3
China	5.2
Czech Republic	0.4
Denmark	0.3
Egypt	0.8
Finland	2.9
France	9.1
Germany	9.5
Hong Kong	0.6
Hungary	0.2
Ireland	0.3
Israel	0.7
Italy	2.0
Japan	13.4
Mexico	0.2
Netherlands	1.1
Norway	0.2
Poland	0.8
Portugal	0.4
Russia	2.7
Singapore	0.2
South Africa	1.1
South Korea	0.2
Spain	1.1
Sweden	4.0
Switzerland	3.6
Taiwan	0.8
Thailand	1.3
Turkey	1.3
United Kingdom	18.5
Other[1]	1.0
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	177

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

April 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.1%
Beverages – 0.0%†
Tibet 5100 Water Resources Holdings Ltd.	4,053,000	$1,604,921
Chemicals – 20.6%
Agrium, Inc.	423,022	40,577,271
CF Industries Holdings, Inc.	164,600	40,354,982
Incitec Pivot Ltd.	5,925,268	15,811,364
Israel Chemicals Ltd.	1,325,030	11,737,041
K+S AG (Registered)	469,110	16,394,453
Monsanto Co.	1,219,686	135,019,240
The Mosaic Co.	1,331,614	66,633,964
Potash Corp. of Saskatchewan, Inc.	2,643,476	95,434,434
The Scotts Miracle-Gro Co., Class A	136,618	8,362,388
Sociedad Quimica y Minera de Chile S.A. (ADR)	363,766	11,604,135
Syngenta AG (Registered)*	294,634	116,655,588
Taiwan Fertilizer Co. Ltd.	2,327,000	4,623,485
Uralkali OJSC (GDR)	839,465	18,594,150
Yara International ASA	539,888	25,434,860
		607,237,355
Construction & Engineering – 0.4%
OCI*	276,528	11,818,918
Containers & Packaging – 0.4%
MeadWestvaco Corp.	279,820	10,932,567
Food Products – 7.3%
Archer-Daniels-Midland Co.	1,955,448	85,511,741
Bunge Ltd.	452,650	36,053,573
Charoen Pokphand Foods PCL (NVDR)	7,394,200	6,169,450
Charoen Pokphand Foods PCL	12,800	10,680
Charoen Pokphand Indonesia Tbk PT	27,159,000	8,856,068
Felda Global Ventures Holdings Bhd	3,765,600	5,212,222
GrainCorp Ltd., Class A	874,026	7,175,083
IOI Corp. Bhd	7,077,805	10,837,245

	Shares	Value
Food Products – (continued)
Kuala Lumpur Kepong Bhd	1,481,472	$10,978,908
Nutreco N.V.	219,001	10,160,324
PPB Group Bhd	1,502,700	7,574,473
Suedzucker AG	312,740	6,660,551
Tongaat Hulett Ltd.	348,952	4,141,903
Wilmar International Ltd.	5,927,126	16,053,076
		215,395,297
Household Durables – 0.1%
Sumitomo Forestry Co. Ltd.	164,600	1,675,810
Machinery – 0.3%
Kurita Water Industries Ltd.	366,110	7,705,693
Metals & Mining – 30.1%
Agnico Eagle Mines Ltd.	324,861	9,581,986
Alcoa, Inc.	1,764,512	23,767,977
Anglo American PLC	2,612,202	69,779,388
AngloGold Ashanti Ltd.	773,620	13,947,881
Antofagasta PLC	724,240	9,624,344
Barrick Gold Corp.	1,986,722	34,631,183
BHP Billiton Ltd.	4,118,292	144,046,578
Eldorado Gold Corp.	1,413,914	8,606,265
First Quantum Minerals Ltd.	1,114,342	22,166,008
Franco-Nevada Corp.	280,391	13,497,705
Freeport-McMoRan Copper & Gold, Inc.	1,841,874	63,305,209
Glencore Xstrata PLC*	19,297,704	103,783,663
Goldcorp, Inc.	1,627,894	40,154,076
Grupo Mexico SAB de CV	6,481,508	19,455,913
Impala Platinum Holdings Ltd.	984,308	11,066,414
Industrias Penoles SAB de CV	263,763	6,136,737
KGHM Polska Miedz S.A.	248,546	8,985,272
Kinross Gold Corp.*	2,115,110	8,576,463
Mitsubishi Materials Corp.	1,646,000	4,769,613
MMC Norilsk Nickel OJSC (ADR)	911,152	16,428,071
Newcrest Mining Ltd.*	1,823,768	17,675,436
Newmont Mining Corp.	961,264	23,868,185
Norsk Hydro ASA	2,477,230	13,230,249
Randgold Resources Ltd.	162,954	13,152,456

See Accompanying Notes to the Financial Statements.

178	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Rio Tinto PLC	2,036,102	$110,860,243
Silver Wheaton Corp.	653,462	14,475,066
Southern Copper Corp.	362,120	10,914,297
Sumitomo Metal Mining Co. Ltd.	915,031	13,803,845
Teck Resources Ltd., Class B	1,088,006	24,765,037
Yamana Gold, Inc.	1,441,896	10,786,793
		885,842,353
Multi-Utilities – 1.1%
Suez Environnement Co.	752,222	14,758,357
Veolia Environnement S.A.	988,942	18,429,163
		33,187,520
Oil, Gas & Consumable Fuels – 30.2%
Anadarko Petroleum Corp.	238,670	23,633,103
Apache Corp.	172,830	15,001,644
BG Group PLC	1,443,542	29,201,164
BP PLC	7,847,128	66,145,336
Canadian Natural Resources Ltd.	442,774	18,018,394
Cenovus Energy, Inc.	319,324	9,500,140
Chevron Corp.	790,080	99,170,842
China Petroleum & Chemical Corp., Class H	10,253,400	9,059,351
CNOOC Ltd.	7,569,112	12,516,174
ConocoPhillips Co.	548,118	40,730,649
Cosan S.A. Industria e Comercio	514,190	8,740,275
Devon Energy Corp.	167,892	11,752,440
Eni SpA	1,165,368	30,232,385
EOG Resources, Inc.	256,776	25,164,048
Exxon Mobil Corp.	1,432,020	146,653,168
Gazprom OAO (ADR)	2,752,501	19,851,037
Hess Corp.	128,388	11,447,074
Lukoil OAO (ADR)	227,148	12,004,772
Marathon Oil Corp.	289,696	10,472,510
Noble Energy, Inc.	162,954	11,696,838
Occidental Petroleum Corp.	350,598	33,569,759
PetroChina Co. Ltd., Class H	8,658,018	10,028,441
Petroleo Brasileiro S.A., Class A (ADR)	1,073,192	15,883,242

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Pioneer Natural Resources Co.	67,486	$13,043,019
Repsol S.A.	395,560	10,640,196
Royal Dutch Shell PLC, Class A	1,557,116	61,629,202
Sasol Ltd.	256,776	14,392,759
Statoil ASA	470,756	14,258,388
Suncor Energy, Inc.	676,506	26,062,849
Total S.A.	957,972	68,379,652
Woodside Petroleum Ltd.	289,696	10,951,447
		889,830,298
Paper & Forest Products – 2.6%
Ainsworth Lumber Co. Ltd.*	182,706	625,973
Boise Cascade Co.*	31,274	782,475
Canfor Corp.*	131,680	2,982,883
Duratex S.A.	472,569	2,044,673
International Paper Co.	683,090	31,866,149
Louisiana-Pacific Corp.*	233,732	3,830,867
Mondi PLC	684,736	11,359,773
Stella-Jones, Inc.	70,778	1,932,215
UPM-Kymmene Oyj	855,920	14,953,376
West Fraser Timber Co. Ltd.	108,636	4,850,484
		75,228,868
Real Estate Investment Trusts (REITs) – 1.7%
Plum Creek Timber Co., Inc.	258,422	11,267,199
Rayonier, Inc.	217,272	9,798,967
Weyerhaeuser Co.	964,556	28,791,997
		49,858,163
Trading Companies & Distributors – 0.5%
Noble Group Ltd.	13,168,031	13,479,046
Water Utilities – 3.8%
Aguas Andinas S.A., Class A	6,035,908	3,722,945
American States Water Co.	105,344	3,198,244
American Water Works Co., Inc.	478,986	21,808,233
Aqua America, Inc.	483,924	12,141,653
Cia de Saneamento Basico do Estado de Sao Paulo	2,418	22,882
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	908,132	8,609,091

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	179

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Water Utilities – (continued)
Cia de Saneamento de Minas Gerais-COPASA	178,372	$2,780,590
Hyflux Ltd.	1,646,000	1,573,426
Inversiones Aguas Metropolitanas S.A.	979,577	1,621,141
Pennon Group PLC	984,267	12,589,529
Severn Trent PLC	661,692	20,614,185
United Utilities Group PLC	1,833,644	24,645,748
		113,327,667
Total Common Stocks (Cost $2,845,969,249)		2,917,124,476

Total Investment Securities (Cost $2,845,969,249) – 99.1%		2,917,124,476
Other assets less liabilities – 0.9%		25,845,766
NET ASSETS – 100.0%		$2,942,970,242
*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

GDR – Global Depositary Receipt

JPY – Japanese Yen

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

SGD – Singapore Dollar

USD – US Dollar

As of April 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$254,118,701
Aggregate gross unrealized depreciation	(183,648,165)
Net unrealized appreciation	$70,470,536
Federal income tax cost of investments	$2,846,653,940

Futures Contracts Purchased

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of April 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500® Futures Contracts	69	06/20/14	$6,478,755	$100,796
EURO STOXX 50® Index Futures Contracts	39	06/20/14	1,700,673	87,614
FTSE 100® Index Futures Contracts	45	06/20/14	5,124,791	188,623
Hang Seng Index Futures Contracts	11	05/29/14	1,549,153	(34,307)
S&P Toronto Stock Exchange 60® Index Futures Contracts	59	06/19/14	8,989,913	231,076
SPI 200® Futures Contracts	17	06/19/14	2,153,603	46,525
				$620,327

See Accompanying Notes to the Financial Statements.

180	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of April 30, 2014:

Contracts to Deliver	Counterparty	In Exchange For	Delivery Date	Unrealized Appreciation (Depreciation)
GBP 478,000	Citibank N.A.	USD 794,896	06/18/14	$11,934
CAD 755,000	Citibank N.A.	USD 681,338	06/18/14	5,829
CAD 769,310	UBS AG	USD 700,000	06/18/14	193
EUR 195,000	Goldman Sachs	USD 271,568	06/18/14	(1,222)
CHF 196,000	Morgan Stanley	USD 224,869	06/18/14	(2,169)
				$14,565

Contracts to Receive	Counterparty	In Exchange For	Receipt Date	Unrealized Depreciation
USD 91,377	Citibank N.A.	JPY 9,285,000	06/18/14	$455
USD 754,239	Citibank N.A.	SGD 954,000	06/18/14	(5,712)
				$(5,257)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2014:

Australia	6.6%
Brazil	1.3
Canada	13.2
Chile	0.6
China	1.1
Finland	0.5
France	3.4
Germany	0.8
Indonesia	0.3
Israel	0.4
Italy	1.0
Japan	0.9
Malaysia	1.2
Mexico	0.9
Netherlands	0.7
Norway	1.8
Poland	0.3
Russia	2.3
Singapore	1.0
South Africa	1.5
Spain	0.4
Switzerland	4.0
Taiwan	0.2
Thailand	0.2
United Kingdom	18.1
United States	36.4
Other[1]	0.9
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	181

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

April 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.1%
Air Freight & Logistics – 3.5%
bpost S.A.	12,110	$272,604
Deutsche Post AG (Registered)	115,710	4,353,477
Oesterreichische Post AG	3,710	189,354
POS Malaysia Bhd	42,000	57,878
PostNL N.V.*	53,620	235,085
Singapore Post Ltd.	210,000	236,707
		5,345,105
Capital Markets – 0.2%
Macquarie Korea Infrastructure Fund	39,200	242,795
Commercial Services & Supplies – 2.5%
China Everbright International Ltd.	280,000	351,045
Clean Harbors, Inc.*	2,940	176,400
Cleanaway Co. Ltd.	4,000	22,651
Daiseki Co. Ltd.	7,000	111,013
Koentec Co. Ltd.	2,690	9,736
Newalta Corp.	6,050	110,807
Progressive Waste Solutions Ltd.	14,140	343,756
Republic Services, Inc.	14,700	515,823
Shanks Group PLC	46,620	80,098
Stericycle, Inc.*	4,480	521,651
Transpacific Industries Group Ltd.*	198,520	205,092
Waste Connections, Inc.	6,510	290,737
Waste Management, Inc.	24,430	1,085,913
		3,824,722
Construction & Engineering – 0.2%
Promotora y Operadora de Infraestructura SAB de CV*	28,000	391,174
Diversified Financial Services – 0.1%
Metro Pacific Investments Corp.	1,470,000	167,180
Diversified Telecommunication Services – 16.5%
AT&T, Inc.	180,320	6,437,424
BCE, Inc.	26,670	1,185,927
BT Group PLC	281,470	1,751,393
CenturyLink, Inc.	20,230	706,229
Chunghwa Telecom Co. Ltd.	128,000	399,285

	Shares	Value
Diversified Telecommunication Services – (continued)
Chunghwa Telecom Co. Ltd. (ADR)	1,600	$50,224
Deutsche Telekom AG (Registered)	105,070	1,760,601
Nippon Telegraph & Telephone Corp.	22,400	1,241,374
Swisscom AG (Registered)	770	467,886
Telecom Italia SpA*	334,530	428,359
Telefonica S.A.	136,780	2,289,103
Telstra Corp. Ltd.	429,870	2,079,105
Verizon Communications, Inc.	138,124	6,454,535
		25,251,445
Electric Utilities – 11.4%
American Electric Power Co., Inc.	24,360	1,310,812
Duke Energy Corp.	35,210	2,622,793
Edison International	17,290	977,922
Enel SpA	353,430	1,996,457
Exelon Corp.	45,990	1,611,030
Iberdrola S.A.	294,770	2,057,872
NextEra Energy, Inc.	23,100	2,306,535
PPL Corp.	33,530	1,117,890
The Southern Co.	46,550	2,133,386
SSE PLC	52,780	1,359,105
		17,493,802
Gas Utilities – 1.0%
APA Group	47,740	294,595
Enagas S.A.	11,410	351,216
Korea Gas Corp.*	2,520	150,717
Snam SpA	116,690	700,903
		1,497,431
Health Care Providers & Services – 2.8%
Bangkok Dusit Medical Services PCL (NVDR)	840,000	384,178
Community Health Systems, Inc.*	4,830	183,009
HCA Holdings, Inc.*	16,520	859,040
HealthSouth Corp.	4,830	167,311
Life Healthcare Group Holdings Ltd.	98,840	392,032
LifePoint Hospitals, Inc.*	2,520	140,918
Mediclinic International Ltd.	46,340	323,421
Netcare Ltd.	141,330	342,215

See Accompanying Notes to the Financial Statements.

182	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
Ramsay Health Care Ltd.	15,820	$656,826
Rhoen Klinikum AG	11,130	359,032
Tenet Healthcare Corp.*	4,620	208,270
Universal Health Services, Inc., Class B	3,850	314,891
		4,331,143
Industrial Conglomerates – 0.2%
Beijing Enterprises Holdings Ltd.	35,000	304,275
Internet Software & Services – 0.2%
Equinix, Inc.*	1,610	302,374
Telecity Group PLC	6,860	83,053
		385,427
Media – 5.5%
Comcast Corp., Class A	73,570	3,807,983
DIRECTV*	16,100	1,249,360
DISH Network Corp., Class A*	7,560	429,862
Liberty Global PLC, Class A*	7,980	317,764
Liberty Media Corp., Class A*	3,640	472,144
SES S.A. (FDR)	10,990	413,641
Sirius XM Holdings, Inc.*	100,450	320,435
Time Warner Cable, Inc.	9,870	1,396,210
		8,407,399
Multi-Utilities – 11.6%
Centrica PLC	280,910	1,565,291
Consolidated Edison, Inc.	13,510	783,985
Dominion Resources, Inc.	29,680	2,152,987
E.ON SE	108,430	2,072,487
GDF Suez	84,630	2,132,722
National Grid PLC	207,620	2,946,598
PG&E Corp.	23,870	1,087,995
Public Service Enterprise Group, Inc.	26,950	1,104,141
RWE AG	26,110	995,035
Sempra Energy	12,250	1,207,972
Suez Environnement Co.	35,350	693,556
Veolia Environnement S.A.	53,270	992,699
		17,735,468

	Shares	Value
Oil, Gas & Consumable Fuels – 7.1%
AltaGas Ltd.	6,860	$291,915
Enbridge, Inc.	45,850	2,209,674
Inter Pipeline Ltd.	15,820	429,574
Keyera Corp.	4,340	288,292
Kinder Morgan, Inc.	35,630	1,163,676
Koninklijke Vopak N.V.	3,360	167,181
ONEOK, Inc.	10,640	672,661
Pembina Pipeline Corp.	17,232	676,279
Spectra Energy Corp.	34,160	1,356,494
Targa Resources Corp.	2,170	234,338
TransCanada Corp.	38,080	1,772,405
Veresen, Inc.	10,780	159,227
The Williams Cos., Inc.	35,630	1,502,517
		10,924,233
Real Estate Investment Trusts (REITs) – 1.6%
American Tower Corp.	14,000	1,169,280
Corrections Corp. of America	5,460	179,088
Crown Castle International Corp.	10,710	778,938
Digital Realty Trust, Inc.	4,130	220,542
DuPont Fabros Technology, Inc.	2,380	57,668
The Geo Group, Inc.	3,080	103,272
		2,508,788
Road & Rail – 19.0%
Aurizon Holdings Ltd.	259,140	1,243,750
Canadian National Railway Co.	91,420	5,348,001
Canadian Pacific Railway Ltd.	21,140	3,296,642
Central Japan Railway Co.	24,500	3,007,636
CSX Corp.	54,180	1,528,960
East Japan Railway Co.	47,400	3,458,367
Kansas City Southern	5,600	564,928
Kintetsu Corp.	230,000	808,321
MTR Corp. Ltd.	175,000	660,241
Norfolk Southern Corp.	16,660	1,574,870
Odakyu Electric Railway Co. Ltd.	77,000	676,153
Tobu Railway Co. Ltd.	121,000	592,266
Tokyu Corp.	125,000	786,833
Union Pacific Corp.	24,570	4,678,865
West Japan Railway Co.	23,300	945,001
		29,170,834

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	183

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – 6.7%
Abertis Infraestructuras S.A.	44,170	$992,458
Aeroports de Paris	3,990	495,863
Airports of Thailand PCL (NVDR)	42,200	254,295
Atlantia SpA	49,280	1,281,172
Auckland International Airport Ltd.	113,146	385,899
CCR S.A.	119,000	930,723
China Merchants Holdings International Co. Ltd.	140,000	437,903
COSCO Pacific Ltd.	170,000	227,607
Flughafen Zuerich AG (Registered)	490	308,598
Fraport AG Frankfurt Airport Services Worldwide	3,990	294,265
Groupe Eurotunnel S.A. (Registered)	56,700	760,152
Grupo Aeroportuario del Sureste SAB de CV, Class B	28,000	342,443
Hamburger Hafen und Logistik AG	2,870	69,441
International Container Terminal Services, Inc.	198,800	482,061
Japan Airport Terminal Co. Ltd.	8,800	202,706
Jiangsu Expressway Co. Ltd., Class H	140,000	157,645
Prumo Logistica S.A.*	182,000	93,649
Sydney Airport	269,083	1,052,126
Tianjin Port Development Holdings Ltd.	700,000	109,250
Transurban Group^	181,580	1,223,126
Westshore Terminals Investment Corp.	6,090	197,663
		10,299,045
Water Utilities – 3.2%
Aguas Andinas S.A., Class A	277,760	171,322
American Water Works Co., Inc.	9,240	420,697
Aqua America, Inc.	9,030	226,563
The Athens Water Supply & Sewage Co. SA	3,168	40,851
Beijing Enterprises Water Group Ltd.	560,000	355,379
California Water Service Group	2,240	50,400
China Water Affairs Group Ltd.	140,000	47,131

	Shares	Value
Water Utilities – (continued)
Cia de Saneamento Basico do Estado de Sao Paulo	42,000	$397,459
Cia de Saneamento de Minas Gerais-COPASA	7,000	109,121
Guangdong Investment Ltd.	280,000	304,456
Inversiones Aguas Metropolitanas S.A.	62,510	103,450
Manila Water Co., Inc.	154,000	92,062
Pennon Group PLC	43,820	560,491
Severn Trent PLC	28,770	896,293
United Utilities Group PLC	82,250	1,105,511
		4,881,186
Wireless Telecommunication Services – 5.8%
America Movil SAB de CV	1,036,000	1,041,619
China Mobile Ltd.	175,000	1,663,582
SBA Communications Corp., Class A*	4,200	376,992
Softbank Corp.	32,500	2,414,831
Vodafone Group PLC	903,630	3,417,084
		8,914,108
Total Common Stocks (Cost $146,864,902)		152,075,560

Total Investment Securities (Cost $146,864,902) – 99.1%		152,075,560
Other assets less liabilities – 0.9%		1,336,547
NET ASSETS – 100.0%		$153,412,107

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At April 30, 2014, the value of these securities amounted to $1,223,126 or 0.80% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

184	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

FDR – Finnish Depositary Receipt

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

NVDR – Non-Voting Depositary Receipt

RUB – Russian Ruble

USD – US Dollar

As of April 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,254,331
Aggregate gross unrealized depreciation	(1,283,281)
Net unrealized appreciation	$4,971,050
Federal income tax cost of investments	$147,104,510

Futures Contracts Purchased

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open long futures contracts as of April 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Futures Contract	1	06/20/14	$96,215	$4,268
E-mini S&P 500 Futures Contracts	5	06/20/14	469,475	9,027
MSCI Emerging Markets Mini Index Futures Contracts	2	06/20/14	99,450	2,696
SGX S&P CNX Nifty Index Futures Contracts	30	05/29/14	404,040	(8,973)
				$7,018

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of April 30, 2014:

Contracts to Deliver	Counterparty	In Exchange For	Delivery Date	Unrealized Appreciation (Depreciation)
GBP 19,000	Citibank N.A.	USD 31,596	06/18/14	$474
CAD 45,000	Citibank N.A.	USD 40,610	06/18/14	348
EUR 37,000	Goldman Sachs	USD 51,528	06/18/14	(232)
HKD 77,000	Citibank N.A.	USD 9,919	06/18/14	14
JPY 3,131,000	Citibank N.A.	USD 30,813	06/18/14	(153)
INR 1,123,560	Morgan Stanley	USD 18,000	06/18/14	434
INR 9,352,500	UBS AG	USD 150,000	06/18/14	3,440
INR 10,673,250	UBS AG	USD 175,000	06/18/14	109
RUB 300,497	Morgan Stanley	USD 8,000	06/18/14	323
RUB 5,263,300	UBS AG	USD 140,000	06/18/14	5,789
RUB 614,924	UBS AG	USD 17,000	06/18/14	33
				$10,579

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	185

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Contracts to Receive	Counterparty	In Exchange For	Receipt Date	Unrealized Depreciation
USD 9,942	Morgan Stanley	AUD 11,000	06/18/14	$(216)
USD 200,000	Citibank N.A.	JPY 20,683,800	06/18/14	(2,543)
				$(2,759)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2014:

Australia	4.4%
Austria	0.1
Belgium	0.2
Brazil	1.0
Canada	10.6
Chile	0.2
China	0.8
France	3.3
Germany	6.4
Greece	0.0	†
Hong Kong	2.2
Italy	2.9
Japan	9.3
Luxembourg	0.3
Malaysia	0.0	†
Mexico	1.2
Netherlands	0.3
New Zealand	0.2
Philippines	0.5
Singapore	0.1
South Africa	0.7
South Korea	0.3
Spain	3.7
Switzerland	0.5
Taiwan	0.3
Thailand	0.4
United Kingdom	9.2
United States	40.0
Other[1]	0.9
	100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

†	Amount represents less than 0.05%.

See Accompanying Notes to the Financial Statements.

186	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

April 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.2%
Capital Markets – 0.2%
Dundee Corp., Class A*	3,096	$45,137
Commercial Services & Supplies – 0.2%
McGrath RentCorp	1,464	46,233
Diversified Financial Services – 0.2%
Corp. Financiera Alba S.A.	816	50,292
Household Durables – 1.7%
Barratt Developments PLC	46,320	288,999
Sumitomo Forestry Co. Ltd.	6,100	62,105
		351,104
Industrial Conglomerates – 0.7%
Hopewell Holdings Ltd.	27,110	93,364
Shun Tak Holdings Ltd.	88,000	43,246
		136,610
Real Estate Investment Trusts (REITs) – 72.4%
AIMS AMP Capital Industrial REIT	52,500	59,177
Alexander’s, Inc.	152	52,556
Alexandria Real Estate Equities, Inc.	3,416	252,169
Allied Properties Real Estate Investment Trust	1,800	56,110
American Tower Corp.	2,240	187,085
Ashford Hospitality Trust, Inc.	4,392	45,062
Big Yellow Group PLC	6,560	56,935
Boardwalk Real Estate Investment Trust	1,128	63,500
BWP Trust	25,984	60,189
Cambridge Industrial Trust	65,000	38,316
CapitaRetail China Trust	44,000	51,874
Chesapeake Lodging Trust	2,336	63,049
CommonWealth REIT	5,512	140,060
CoreSite Realty Corp.	1,632	49,645
Corrections Corp. of America	5,480	179,744
Cousins Properties, Inc.	8,376	97,413
Daiwa House REIT Investment Corp.	14	56,946
Daiwa Office Investment Corp.	12	61,439
Derwent London PLC	4,296	197,309
Dexus Property Group	265,256	278,952

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
DiamondRock Hospitality Co.	9,128	$112,001
EPR Properties	2,408	129,093
Essex Property Trust, Inc.	2,843	492,578
First Real Estate Investment Trust	32,000	29,569
Fonciere des 6eme et 7eme Arrondissements de Paris	1,144	26,966
Fonciere des Murs	2,120	60,847
Franklin Street Properties Corp.	4,536	55,248
Frasers Centrepoint Trust	40,000	57,195
Frasers Commercial Trust	27,000	27,315
Frontier Real Estate Investment Corp.	22	114,146
Gecina S.A.	1,024	137,794
The Geo Group, Inc.	3,360	112,661
Getty Realty Corp.	2,512	47,527
Global One Real Estate Investment Corp.	22	68,811
Government Properties Income Trust	2,576	65,559
GPT Group	78,976	286,847
Great Portland Estates PLC	16,024	169,649
H&R Real Estate Investment Trust	6,184	130,053
Hansteen Holdings PLC	31,008	53,877
Highwoods Properties, Inc.	4,272	172,375
Hospitality Properties Trust	6,896	207,225
Host Hotels & Resorts, Inc.	35,520	761,904
Ichigo Real Estate Investment Corp.	72	43,348
Inland Real Estate Corp.	5,280	55,176
Investa Office Fund	28,664	88,706
Japan Hotel REIT Investment Corp.	120	55,272
Japan Logistics Fund, Inc.	40	90,220
Japan Retail Fund Investment Corp.	88	176,948
Kenedix Residential Investment Corp.	24	52,722
Kilroy Realty Corp.	3,720	221,600
Kimco Realty Corp.	19,280	441,898
Kiwi Income Property Trust	55,728	55,057
Land Securities Group PLC	37,576	673,828
LaSalle Hotel Properties	4,928	163,018
The Link REIT	109,000	541,988
LTC Properties, Inc.	1,664	64,280
Mapletree Commercial Trust	64,000	64,492
Mapletree Industrial Trust	53,000	60,796

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	187

FlexShares® Global Quality Real Estate Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Morguard Real Estate Investment Trust	1,104	$16,910
National Health Investors, Inc.	1,272	78,470
National Retail Properties, Inc.	5,768	196,862
Northern Property Real Estate Investment Trust	1,704	43,444
Omega Healthcare Investors, Inc.	5,872	204,228
Parkway Life Real Estate Investment Trust	17,000	33,991
Pebblebrook Hotel Trust	2,960	101,942
Piedmont Office Realty Trust, Inc., Class A	7,352	129,469
Post Properties, Inc.	2,616	131,349
PS Business Parks, Inc.	928	79,595
Public Storage	5,928	1,040,424
Ramco-Gershenson Properties Trust	3,536	58,273
Regal Real Estate Investment Trust	88,000	24,517
Retail Opportunity Investments Corp.	3,856	60,308
RioCan Real Estate Investment Trust	6,920	171,700
RLJ Lodging Trust	5,160	137,617
Saul Centers, Inc.	1,048	48,093
Select Income REIT	1,896	58,359
Simon Property Group, Inc.	2,440	422,608
SL Green Realty Corp.	4,472	468,263
Societe Fonciere Lyonnaise S.A.	464	24,274
Sovran Self Storage, Inc.	1,488	112,939
Summit Hotel Properties, Inc.	5,568	50,446
Sunlight Real Estate Investment Trust	72,000	28,325
Sunstone Hotel Investors, Inc.	8,472	121,234
Tanger Factory Outlet Centers, Inc.	4,480	159,846
Unibail-Rodamco SE	3,280	884,336
Urstadt Biddle Properties, Inc., Class A	2,416	49,311
Vornado Realty Trust	8,008	821,621
Weingarten Realty Investors	5,408	168,730
Weyerhaeuser Co.	27,600	823,860
Workspace Group PLC	6,032	58,464
		15,025,927
Real Estate Management & Development – 23.4%
Airport City Ltd.*	2,603	26,547
Atrium European Real Estate Ltd.*	8,048	46,310

	Shares	Value
Real Estate Management & Development – (continued)
Azrieli Group	1,698	$57,445
CA Immobilien Anlagen AG*	3,448	65,641
Cheung Kong Holdings Ltd.	50,000	851,300
Chinese Estates Holdings Ltd.	21,500	56,295
Citycon Oyj	12,376	46,332
Daejan Holdings PLC	304	23,998
Daibiru Corp.	3,700	36,873
Daikyo, Inc.	18,000	35,066
Daito Trust Construction Co. Ltd.	3,400	345,825
Dream Unlimited Corp.*	200	2,730
Far East Consortium International Ltd.	123,000	44,264
Forestar Group, Inc.*	2,320	39,556
GAGFAH S.A.*	4,040	63,747
Global Logistic Properties Ltd.	147,000	333,732
Goldcrest Co. Ltd.	2,400	50,068
HKR International Ltd.	51,200	21,001
Ho Bee Land Ltd.	16,000	29,187
Industrial Buildings Corp.	11,380	23,751
Jones Lang LaSalle, Inc.	2,064	239,197
K Wah International Holdings Ltd.	68,000	45,171
Kowloon Development Co. Ltd.	21,000	25,624
Kungsleden AB	7,024	57,124
Lend Lease Group	26,160	313,889
Melcor Developments Ltd.	1,272	26,542
Mitsubishi Estate Co. Ltd.	3,000	67,959
Morguard Corp.	280	34,140
Nitsba Holdings 1995 Ltd.*	1,713	26,235
Nomura Real Estate Holdings, Inc.	5,700	106,355
Precinct Properties New Zealand Ltd.	38,408	33,656
Quintain Estates & Development PLC*	29,592	50,717
Relo Holdings, Inc.	1,000	54,821
Sagax AB (Preference)	4,880	25,834
Sim Lian Group Ltd.	32,000	22,368
Songbird Estates PLC*	11,792	48,932
St. Modwen Properties PLC	704	4,416
Sumitomo Realty & Development Co. Ltd.	16,000	620,264
Swire Pacific Ltd., Class A	32,500	375,185
Swire Pacific Ltd., Class B	42,500	94,288
TAI Cheung Holdings Ltd.	32,000	22,124
Tejon Ranch Co.*	1,408	43,662

See Accompanying Notes to the Financial Statements.

188	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Unite Group PLC	8,921	$63,644
United Industrial Corp. Ltd.	11,000	29,354
UOL Group Ltd.	22,000	112,510
Wheelock & Co. Ltd.	21,000	86,407
Wing Tai Holdings Ltd.	19,000	30,270
		4,860,356
Road & Rail – 0.3%
Sotetsu Holdings, Inc.	18,000	64,317
Transportation Infrastructure – 0.1%
China Merchants Holdings Pacific Ltd.	28,000	21,524
Total Common Stocks (Cost $19,830,925)		20,601,500

Total Investment Securities (Cost $19,830,925) – 99.2%		20,601,500
Other assets less liabilities – 0.8%		162,782
NET ASSETS – 100.0%		$20,764,282

*	Non-income producing security.

Percentage shown are based on Net Assets.

As of April 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$980,084
Aggregate gross unrealized depreciation	(221,067)
Net unrealized appreciation	$759,017
Federal income tax cost of investments	$19,842,483

Futures Contracts Purchased

FlexShares® Global Quality Real Estate Index Fund had the following open long futures contracts as of April 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures Contract	1	06/20/14	$93,895	$1,393
Nikkei 225 Index Futures Contract	1	06/12/14	69,701	(4,311)
				$(2,918)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	189

FlexShares® Global Quality Real Estate Index Fund (cont.)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2014:

Australia	5.0%
Austria	0.5
Canada	2.9
Finland	0.2
France	5.5
Germany	0.3
Hong Kong	11.3
Israel	0.7
Japan	10.4
New Zealand	0.4
Singapore	4.8
Spain	0.2
Sweden	0.4
United Kingdom	8.1
United States	48.5
Other[1]	0.8
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

190	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

April 30, 2014 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.7%
U.S. Treasury Inflation Index Notes
1.88%, due 07/15/15	$62,990,589	$65,943,087
2.00%, due 01/15/16	62,172,567	65,943,883
0.13%, due 04/15/16	463,395,179	476,809,696
2.50%, due 07/15/16	264,034,814	288,095,300
2.38%, due 01/15/17	228,049,742	250,009,894
0.13%, due 04/15/17	521,906,066	537,578,551
2.63%, due 07/15/17	362,961,581	407,133,376
		2,091,513,787
Total U.S. Treasury Obligations (Cost $2,092,742,067)		2,091,513,787

Total Investment Securities (Cost $2,092,742,067) – 99.7%		2,091,513,787
Other assets less liabilities – 0.3%		6,848,346
NET ASSETS – 100.0%		$2,098,362,133

As of April 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,731,695
Aggregate gross unrealized depreciation	(5,473,471)
Net unrealized depreciation	$(2,741,776)
Federal income tax cost of investments	$2,094,255,563

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	191

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

April 30, 2014 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.8%
U.S. Treasury Inflation Index Notes
2.63%, due 07/15/17	$6,394,656	$7,172,874
1.63%, due 01/15/18	7,415,606	8,073,021
0.13%, due 04/15/18	84,996,523	87,124,595
1.38%, due 07/15/18	27,291,947	29,730,746
2.13%, due 01/15/19	27,004,723	30,304,795
0.13%, due 04/15/19	30,130,000	30,830,880
1.88%, due 07/15/19	27,953,523	31,312,807
1.38%, due 01/15/20	8,631,395	9,385,730
1.25%, due 07/15/20	14,050,185	15,250,226
1.13%, due 01/15/21	15,883,323	16,987,456
0.63%, due 07/15/21	15,064,921	15,586,269
0.13%, due 07/15/22	17,539,921	17,279,579
		299,038,978
Total U.S. Treasury Obligations (Cost $299,253,012)		299,038,978

Total Investment Securities (Cost $299,253,012) – 99.8%		299,038,978
Other assets less liabilities – 0.2%		728,133
NET ASSETS – 100.0%		$299,767,111

As of April 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$352,288
Aggregate gross unrealized depreciation	(749,902)
Net unrealized depreciation	$(397,614)
Federal income tax cost of investments	$299,436,592

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

192	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

April 30, 2014 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITY – 0.1%
American Express Credit Account Master Trust 0.59%, due 05/15/18	$100,000	$100,204
Total Asset-Backed Security (Cost $99,993)		100,204

CORPORATE BONDS – 83.0%
Asset Management & Custody Banks – 0.4%
The Bank of New York Mellon Corp. 0.46%, due 10/23/15(b)	76,000	76,242
ING Bank N.V. 1.18%, due 03/07/16(a)(b)	200,000	202,074
		278,316
Banks – 9.5%
Australia & New Zealand Banking Group Ltd. 1.25%, due 01/10/17	450,000	452,270
Banque Federative du Credit Mutuel S.A. 1.08%, due 01/20/17(a)(b)	1,000,000	1,006,049
The Korea Development Bank 0.85%, due 01/22/17(b)	2,000,000	2,003,840
Sumitomo Mitsui Banking Corp. 0.66%, due 01/10/17(b)	2,000,000	2,004,040
Westpac Banking Corp. 0.66%, due 11/25/16(b)	1,000,000	1,002,919
		6,469,118
Communications Equipment – 1.5%
Cisco Systems, Inc. 0.74%, due 03/01/19(b)	1,000,000	1,005,464
Consumer Finance – 9.0%
American Express Credit Corp. 0.78%, due 03/18/19(b)	1,000,000	1,007,435
American Honda Finance Corp. 0.73%, due 10/07/16(b)	750,000	756,437
Caterpillar Financial Services Corp. 0.70%, due 11/06/15	535,000	536,895

	Principal Amount	Value
Consumer Finance – (continued)
Ford Motor Credit Co. LLC 1.06%, due 03/12/19(b)	$1,000,000	$1,004,514
John Deere Capital Corp. 1.05%, due 12/15/16	995,000	1,001,072
1.95%, due 12/13/18	14,000	14,015
Nissan Motor Acceptance Corp. 0.79%, due 03/03/17(a)(b)	1,000,000	1,002,950
PACCAR Financial Corp. 0.70%, due 11/16/15	425,000	426,144
Toyota Motor Credit Corp. 0.53%, due 05/17/16(b)	300,000	301,006
Volkswagen International Finance N.V. 0.83%, due 11/20/14(a)(b)	100,000	100,313
		6,150,781
Data Processing & Outsourced Services – 0.3%
MasterCard, Inc. 2.00%, due 04/01/19	205,000	205,040
Diversified Banks – 14.6%
Bank of America Corp. 2.60%, due 01/15/19	33,000	33,209
Bank of Montreal 0.48%, due 09/24/15(b)	1,000,000	1,001,904
Bank of Nova Scotia 0.63%, due 03/15/16(b)	333,000	334,100
The Bank of Tokyo-Mitsubishi UFJ Ltd. 0.85%, due 09/09/16(a)(b)	250,000	251,606
0.65%, due 03/10/17(a)(b)	1,000,000	1,000,437
Barclays Bank PLC 0.81%, due 02/17/17(b)	1,000,000	1,005,107
BNP Paribas S.A. 2.98%, due 12/20/14(b)	200,000	203,321
0.71%, due 03/17/17(b)	800,000	802,845
Citigroup, Inc. 0.78%, due 03/10/17(b)	1,000,000	1,000,155
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY 0.71%, due 03/18/16(b)	750,000	754,703

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	193

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Diversified Banks – (continued)
Royal Bank of Canada 0.80%, due 10/30/15	$600,000	$602,989
0.61%, due 03/08/16(b)	410,000	411,472
Svenska Handelsbanken AB 0.70%, due 09/23/16(b)	1,000,000	1,005,596
The Toronto-Dominion Bank 0.70%, due 09/09/16(b)	1,000,000	1,005,745
Wells Fargo Bank N.A. 0.51%, due 07/20/15(b)	500,000	501,550
		9,914,739
Diversified Capital Markets – 1.3%
JPMorgan Chase & Co. 1.88%, due 03/20/15	200,000	202,491
1.13%, due 01/25/18(b)	125,000	126,740
2.35%, due 01/28/19	555,000	557,080
		886,311
Diversified Metals & Mining – 1.2%
Glencore Funding LLC 1.39%, due 05/27/16(a)(b)	800,000	804,657
Electric Utilities – 2.6%
Alabama Power Co. 0.55%, due 10/15/15	100,000	100,038
Duke Energy Indiana, Inc. 0.58%, due 07/11/16(b)	1,000,000	1,001,927
Electricite de France 0.69%, due 01/20/17(a)(b)	700,000	702,591
Georgia Power Co. 0.63%, due 11/15/15	15,000	15,000
		1,819,556
Food Retail – 1.5%
The Kroger Co. 0.76%, due 10/17/16(b)	1,000,000	1,003,056
Health Care Distributors – 0.5%
McKesson Corp. 0.95%, due 12/04/15	320,000	321,037
Household Appliances – 1.3%
Whirlpool Corp. 1.35%, due 03/01/17	900,000	900,528

	Principal Amount	Value
Hypermarkets & Super Centers – 1.2%
Wal-Mart Stores, Inc. 1.00%, due 04/21/17	$800,000	$800,966
Integrated Oil & Gas – 1.5%
Exxon Mobil Corp. 0.38%, due 03/15/19(b)	1,000,000	1,002,658
Integrated Telecommunication Services – 1.8%
AT&T, Inc. 0.62%, due 02/12/16(b)	209,000	209,666
Verizon Communications, Inc. 1.76%, due 09/15/16(b)	990,000	1,019,390
		1,229,056
Internet Retail – 0.8%
Amazon.com, Inc. 0.65%, due 11/27/15	523,000	524,355
Investment Banking & Brokerage – 3.4%
The Goldman Sachs Group, Inc. 1.23%, due 11/21/14(b)	100,000	100,425
1.60%, due 11/23/15	642,000	648,968
Morgan Stanley 1.48%, due 02/25/16(b)	912,000	925,527
2.50%, due 01/24/19	675,000	676,314
		2,351,234
IT Consulting & Other Services – 2.1%
International Business Machines Corp. 0.30%, due 02/05/16(b)	400,000	400,384
0.60%, due 02/12/19(b)	500,000	503,183
1.95%, due 02/12/19	500,000	497,832
		1,401,399
Managed Health Care – 0.7%
UnitedHealth Group, Inc. 0.85%, due 10/15/15	509,000	511,317
Movies & Entertainment – 0.7%
The Walt Disney Co. 1.10%, due 12/01/17	500,000	495,853

See Accompanying Notes to the Financial Statements.

194	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Oil & Gas Exploration & Production – 1.7%
Canadian Natural Resources Ltd. 0.61%, due 03/30/16(b)	$1,000,000	$1,001,718
Marathon Oil Corp. 0.90%, due 11/01/15	165,000	165,529
		1,167,247
Oil & Gas Refining & Marketing – 1.7%
BP Capital Markets PLC 0.70%, due 11/06/15	220,000	220,647
0.87%, due 09/26/18(b)	900,000	908,013
		1,128,660
Oil & Gas Storage & Transportation – 0.9%
TransCanada PipeLines Ltd. 0.91%, due 06/30/16(b)	625,000	630,596
Oil, Gas & Consumable Fuels – 2.1%
Petrobras Global Finance B.V. 1.85%, due 05/20/16(b)	380,000	378,575
Sinopec Group Overseas Development 2014 Ltd. 1.01%, due 04/10/17(a)(b)	1,000,000	1,000,153
Total Capital Canada Ltd. 0.61%, due 01/15/16(b)	83,000	83,539
		1,462,267
Other Diversified Financial Services – 6.0%
Bank of America N.A. 0.71%, due 11/14/16(b)	1,000,000	1,002,884
General Electric Capital Corp. 0.84%, due 12/11/15(b)	100,000	100,782
0.83%, due 01/08/16(b)	160,000	161,131
0.88%, due 07/12/16(b)	800,000	807,110
0.74%, due 01/14/19(b)	1,000,000	1,002,104
US Bancorp/MN 0.63%, due 04/25/19(b)	1,000,000	1,003,196
		4,077,207
Packaged Foods & Meats – 0.5%
General Mills, Inc. 0.53%, due 01/29/16(b)	350,000	350,574

	Principal Amount	Value
Pharmaceuticals – 1.5%
Merck & Co., Inc. 0.43%, due 05/18/16(b)	$1,000,000	$1,003,124
Regional Banks – 3.7%
Branch Banking & Trust Co. 0.67%, due 12/01/16(b)	1,000,000	1,004,474
Capital One Bank USA N.A. 2.25%, due 02/13/19	500,000	500,541
Nederlandse Waterschapsbank N.V. 0.47%, due 02/14/18(a)(b)	1,000,000	1,000,937
		2,505,952
Restaurants – 1.5%
Starbucks Corp. 0.88%, due 12/05/16	1,000,000	998,261
Semiconductors – 1.5%
Texas Instruments, Inc. 0.88%, due 03/12/17	1,000,000	998,495
Soft Drinks – 0.4%
The Coca-Cola Co. 0.22%, due 03/05/15(b)	250,000	249,980
Specialized Finance – 0.7%
Shell International Finance B.V. 0.45%, due 11/15/16(b)	500,000	501,323
Technology Hardware, Storage & Peripherals – 2.1%
Apple, Inc. 0.29%, due 05/03/16(b)	515,000	515,358
0.45%, due 05/03/16	335,000	334,647
0.00%, due 05/06/19(b)	600,000	601,334
		1,451,339
Thrifts & Mortgage Finance – 1.5%
Abbey National Treasury Services PLC/Stamford CT 0.74%, due 03/13/17(b)	1,000,000	1,001,843
Tobacco – 0.1%
Reynolds American, Inc. 1.05%, due 10/30/15	55,000	55,127

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	195

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Wireless Telecommunication Services – 1.2%
Vodafone Group PLC 0.62%, due 02/19/16(b)	$800,000	$801,588
Total Corporate Bonds (Cost $56,259,096)		56,459,024

MUNICIPAL BOND – 4.5%
DeKalb County Housing Authority, Multi-Family Housing Authority, Oak Grove Elementary School Project, Revenue Bonds 0.50%, due 05/01/16^	1,000,000	999,640
City of Chicago, Illinois Project, Series B 0.44%, due 01/01/34	1,000,000	1,000,000
New Jersey Economic Development Authority, Revenue Bonds, Refunding, School Facilities 3.64%, due 12/15/15	1,000,000	1,047,190
		3,046,830
Total Municipal Bonds (Cost $3,049,805)		3,046,830
Certificate of Deposit – 1.5%
Credit Suisse/New York 0.56%, due 08/24/15	1,000,000	999,678
Total Certificate of Deposit (Cost $1,000,000)		999,678
Commercial Paper – 1.5%
ENI Finance USA, Inc. 0.61%, due 04/10/15	1,000,000	1,000,290
Total Commercial Paper (Cost $1,000,000)		1,000,290
Repurchase Agreements(c) – 7.6%
RBS Securities, Inc., dated 04/30/14, repurchase price $5,200,062, 0.43%, 05/01/14	5,200,000	5,200,000
Total Repurchase Agreements (Cost $5,200,000)		5,200,000

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY SECURITY – 1.5%
Federal Farm Credit Bank 0.20%, due 04/17/17(b)	$1,000,000	$1,001,081
Total U.S. Government & Agency Security (Cost $1,000,000)		1,001,081
Total Investment Securities (Cost $67,608,894) – 99.7%		67,807,107
Other assets less liabilities – 0.3%		203,610
NET ASSETS – 100.0%		$68,010,717

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At April 30, 2014, the value of these securities amounted to $999,640 or 1.47% of net assets.

(a)	144A security – Certain conditions for public sale may exist.

(b)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on April 30, 2014.

(c)	The nature and terms of the collateral received for the repurchase agreements are as follows:

Percentages shown are based on Net Assets.

Name	Fair Market Value	Coupon Rate	Maturity Date
Federal Home Loan Mortgage Corp.	$5,343,117	3.5%	04/01/44

As of April 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,134
Aggregate gross unrealized depreciation	(5,729)
Net unrealized appreciation	$197,405
Federal income tax cost of investments	$67,609,702

See Accompanying Notes to the Financial Statements.

196	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2014:

Australia	2.1%
Canada	7.5
France	4.0
Japan	4.8
Netherlands	4.3
South Korea	2.9
Sweden	1.5
United Kingdom	7.3
United States	65.3
Other[1]	0.3
100.0%

[1]	Includes any non-fixed income securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	197

Notes to the Financial Statements April 30, 2014 (Unaudited)

1. Organization

FlexShares® Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexShares® Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of fifteen operational exchange-traded funds as of April 30, 2014 (each a “Fund” and collectively the “Funds”). The FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, and the FlexShares® Ready Access Variable Income Fund are non-diversified series of the Trust, pursuant to the 1940 Act. The FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund and the FlexShares® International Quality Dividend Dynamic Index Fund are diversified series of the Trust, pursuant to the 1940 Act.

The FlexShares Global Quality Real Estate Index Fund commenced operations on November 6, 2013.

Each Fund, except the FlexShares Ready Access Variable Income Fund, seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). The FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund and the FlexShares Global Quality Real Estate Index Fund seek to track Underlying Indexes developed by Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation.

The FlexShares Ready Access Variable Income Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund seeks maximum current income consistent with the preservation of capital and liquidity. Each Fund, except the FlexShares Ready Access Variable Income Fund, is referred to herein as an “Index Fund.” Each Fund is managed by the Investment Adviser.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing; provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds’ investments are valued using readily available market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets

198	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include, for example, periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. The portfolio securities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund and the FlexShares Global Quality Real Estate Index Fund are primarily listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost, which according to NTI approximates fair value.

Foreign securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of

FLEXSHARES SEMIANNUAL REPORT	199

Notes to the Financial Statements (cont.)

assets determined in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of a different rate from the rates used by an Index Provider to an Index Fund may adversely affect the Index Fund’s ability to track its Underlying Index.

Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

NTI has established a pricing and valuation committee (the “Northern Trust Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. The Northern Trust Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of April 30, 2014 for each Fund based upon the three levels defined above. During the period ended April 30, 2014, there were four Level 3 securities. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. During the six months ended April 30, 2014, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares International Quality Dividend Index Fund, and the FlexShares STOXX® Global Broad Infrastructure Index Fund had securities transferred from Level 1 to Level 2 with an aggregated market value of $40,430 or 0.01%, $481,260 or 0.21%, $511,264 or 0.33%, and $1,223,126 or 0.73%, respectively, of the net assets of the

200	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

respective Fund, due to the securities being fair valued in accordance with the Trust’s fair value pricing procedures. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks
Media	$17,124,781	$—	$43	$17,124,824
Other*	626,934,361	—	—	626,934,361
Warrant	—	483	—	483
U.S. Government & Agency Security	—	439,932	—	439,932
Total Investments	$644,059,142	$440,415	$43	$644,499,600

Other Financial Instruments
Assets
Futures Contracts	$35,886	$—	$—	$35,886
Liabilities
Futures Contracts	(52,273)	—	—	(52,273)
Total Other Financial Instruments	$(16,387)	$—	$—	$(16,387)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/13	$—
Total gain or loss (realized/unrealized included in earnings)	(53)
Purchases	113
Sales	(17)
Transfer into Level 3	—
Transfer out of Level 3	—
Balance as of 4/30/14	$43
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 4/30/2014.	$(70)

Common Stock	Fair Value at 4/30/2014	Valuation Techniques	Unobservable Inputs	Sensitivity[1,2]
FAB Universal Corp.	$43	Consensus Pricing	Distressed Market Discount, Estimated Recovery Value	1

FLEXSHARES SEMIANNUAL REPORT	201

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Common Stocks
Aerospace & Defense	$5,532,698	$11,512	$—	$5,544,210
Banks	68,417,586	66,452	3,226	68,487,264
Construction & Engineering	11,730,743	5,383	—	11,736,126
Food Products	19,741,024	33,459	—	19,774,483
Metals & Mining	27,222,597	13,728	—	27,236,325
Pharmaceuticals	35,797,961	1,741	—	35,799,702
Real Estate Management & Development	13,762,811	120,411	—	13,883,222
Trading Companies & Distributors	7,751,287	23,613	—	7,774,900
Transportation Infrastructure	2,974,574	264,321	—	3,238,895
Other*	390,514,858	—	—	390,514,858
Rights	30,788	1,829	—	32,617
Warrants	36,760	—	—	36,760
Total Investments	$583,513,687	$542,449	$3,226	$584,059,362

Other Financial Instruments
Assets
Futures Contracts	$175,401	$—	$—	$175,401
Forward Foreign Currency Contracts	—	17,184	—	17,184
Liabilities
Futures Contracts	(46,757)	—	—	(46,757)
Forward Foreign Currency Contracts	—	(32,534)	—	(32,534)
Total Other Financial Instruments	$128,644	$(15,350)	$—	$113,294

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/13	$—
Total gain or loss (realized/unrealized included in earnings)	(694)
Purchases	18,066
Sales	(14,146)
Transfer into Level 3	—
Transfer out of Level 3	—
Balance as of 4/30/14	$3,226
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 4/30/2014.	$(942)

Common Stock	Fair Value at 4/30/2014	Valuation Techniques	Unobservable Inputs	Sensitivity[1,2]
Chong Hing Bank Ltd.	$3,226	Consensus Pricing	Estimated Recovery Value	1

202	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Banks	$31,610,350	$162,917	$—	$31,773,267
Chemicals	7,439,509	170,114	—	7,609,623
Construction Materials	4,076,244	30,836	—	4,107,080
Food Products	7,333,976	67,200	—	7,401,176
Health Care Equipment & Supplies	312,847	115,781	—	428,628
Household Durables	2,958,318	—	71	2,958,389
Metals & Mining	11,506,578	1,699	—	11,508,277
Personal Products	1,092,247	—	205	1,092,452
Real Estate Management & Development	7,617,843	12,793	—	7,630,636
Semiconductors & Semiconductor Equipment	16,009,929	20,173	—	16,030,102
Trading Companies & Distributors	1,167,018	80,976	—	1,247,994
Other*	135,382,508	—	—	135,382,508
Rights	3,367	6,534	—	9,901
Warrant	—	3,121	—	3,121
Total Investments	$226,510,734	$672,144	$276	$227,183,154

Other Financial Instruments
Assets
Futures Contracts	$34,085	$—	$—	$34,085
Forward Currency Contracts	—	4,129	—	4,129
Liabilities
Futures Contracts	(24,241)	—	—	(24,241)
Total Other Financial Instruments	$9,844	$4,129	$—	$13,973

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/13	$24,734
Total gain or loss (realized/unrealized included in earnings)	(9,265)
Purchases	—
Sales	(15,193)
Transfer into Level 3	—
Transfer out of Level 3	—
Balance as of 4/30/14	$276
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 4/30/2014.	$(11,613)

Common Stock	Fair Value at 4/30/2014	Valuation Techniques	Unobservable Inputs	Sensitivity[1,2]
Corp. GEO SAB de CV	$71	Consensus Pricing	Distressed Market Discount, Estimated Recovery Value	1
Marico Kaya Enterprises Ltd.	205	Consensus Pricing	Estimated Recovery Value	1

FLEXSHARES SEMIANNUAL REPORT	203

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Index Fund
Investments
Common Stocks*	$456,308,636	$—	$—	$456,308,636
Total Investments	$456,308,636	$—	$—	$456,308,636

Other Financial Instruments
Assets
Futures Contracts	$27,610	$—	$—	$27,610
Total Other Financial Instruments	$27,610	$—	$—	$27,610

FlexShares Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$59,818,323	$—	$—	$59,818,323
Total Investments	$59,818,323	$—	$—	$59,818,323

Other Financial Instruments
Assets
Futures Contracts	$4,632	$—	$—	$4,632
Total Other Financial Instruments	$4,632	$—	$—	$4,632

FlexShares Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$61,976,446	$—	$—	$61,976,446
Total Investments	$61,976,446	$—	$—	$61,976,446

Other Financial Instruments
Assets
Futures Contracts	$1,962	$—	$—	$1,962
Total Other Financial Instruments	$1,962	$—	$—	$1,962

FlexShares International Quality Dividend Index Fund
Investments
Common Stocks
Transportation Infrastructure	$2,220,609	$511,264	$—	$2,731,873
Other*	164,054,803	—	—	164,054,803
Total Investments	$166,275,412	$511,264	$—	$166,786,676

Other Financial Instruments
Assets
Futures Contracts	$3,258	$—	$—	$3,258
Forward Foreign Currency Contracts	—	22,230	—	22,230
Liabilities
Futures Contracts	(27,687)	—	—	(27,687)
Forward Foreign Currency Contracts	—	(709)	—	(709)
Total Other Financial Instruments	$(24,429)	$21,521	$—	$(2,908)

204	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Defensive Index Fund
Investments
Common Stocks
Transportation Infrastructure	$419,099	$96,271	$—	$515,370
Other*	31,490,116	—	—	31,490,116
Total Investments	$31,909,215	$96,271	$—	$32,005,486

Other Financial Instruments
Assets
Futures Contracts	$853	$—	$—	$853
Forward Foreign Currency Contracts	—	10,760	—	10,760
Liabilities
Futures Contracts	(12,567)	—	—	(12,567)
Forward Foreign Currency Contracts	—	(2,312)	—	(2,312)
Total Other Financial Instruments	$(11,714)	$8,448	$—	$(3,266)

FlexShares International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$16,835,259	$—	$—	$16,835,259
Total Investments	$16,835,259	$—	$—	$16,835,259

Other Financial Instruments
Assets
Futures Contracts	$7,240	$—	$—	$7,240
Total Other Financial Instruments	$7,240	$—	$—	$7,240

FlexShares Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$2,917,124,476	$—	$—	$2,917,124,476
Total Investments	$2,917,124,476	$—	$—	$2,917,124,476

Other Financial Instruments
Assets
Futures Contracts	$654,634	$—	$—	$654,634
Forward Foreign Currency Contracts	—	18,411	—	18,411
Liabilities
Futures Contracts	(34,307)	—	—	(34,307)
Forward Foreign Currency Contracts	—	(9,103)	—	(9,103)
Total Other Financial Instruments	$620,327	$9,308	$—	$629,635

FLEXSHARES SEMIANNUAL REPORT	205

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks
Transportation Infrastructure	$9,075,919	$1,223,126	$—	$10,299,045
Other*	141,776,515	—	—	141,776,515
Total Investments	$150,852,434	$1,223,126	$—	$152,075,560

Other Financial Instruments
Assets
Futures Contracts	$15,991	$—	$—	$15,991
Forward Foreign Currency Contracts	—	10,964	—	10,964
Liabilities
Futures Contracts	(8,973)	—	—	(8,973)
Forward Foreign Currency Contracts	—	(3,144)	—	(3,144)
Total Other Financial Instruments	$7,018	$7,820	$—	$14,838

FlexShares Global Quality Real Estate Index
Investments
Common Stocks
Real Estate Management & Development	$4,837,988	$22,368	$—	$4,860,356
Other*	15,741,144	—	—	15,741,144
Total Investments	$20,579,132	$22,368	$—	$20,601,500

Other Financial Instruments
Assets
Futures Contracts	$1,393	$—	$—	$1,393
Liabilities
Futures Contracts	(4,311)	—	—	(4,311)
Total Other Financial Instruments	$(2,918)	$—	$—	$(2,918)

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$2,091,513,787	$—	$2,091,513,787
Total Investments	$—	$2,091,513,787	$—	$2,091,513,787

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$299,038,978	$—	$299,038,978
Total Investments	$—	$299,038,978	$—	$299,038,978

206	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Ready Access Variable Income Fund
Investments
Asset-Backed Security	$—	$100,204	$—	$100,204
Corporate Bonds*	—	56,459,024	—	56,459,024
Municipal Bonds	—	3,046,830	—	3,046,830
U.S. Government & Agency Security	—	1,001,081	—	1,001,081
Certificate of Deposit	—	999,678	—	999,678
Commercial Paper	—	1,000,290	—	1,000,290
Repurchase Agreements	—	5,200,000	—	5,200,000
Total Investments	$—	$67,807,107	$—	$67,807,107

*	See Schedules of Investments for segregation by industry type.

[1]

The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.

[2]

The significant unobservable inputs used in the fair value measurement is the price to earnings multiple along with liquidity discounts. Significant increases (decreases) in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

Foreign Securities

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund and the FlexShares Global Quality Real Estate Index Fund invest in publicly-traded equity securities of issuers in countries other than the United States of America (“U.S.”). Such investments include direct investments in non-U.S. dollar denominated securities traded outside the U.S. The Funds’ investments also may be in the form of ADRs and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) based on securities in their Underlying Indexes. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies.

GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in foreign securities markets.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which market quotations are not readily available. Generally, all Depositary Receipts must be sponsored.

The FlexShares Ready Access Variable Income Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments.

Investing in foreign securities, including Depositary Receipts, may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and

FLEXSHARES SEMIANNUAL REPORT	207

Notes to the Financial Statements (cont.)

regulatory factors. Foreign governments also may impose taxes and limits on investment and repatriation. Any of these events could cause the value of a Fund’s foreign investments to decline.

The FlexShares Morningstar Emerging Markets Factor Tilt Index Fund will invest primarily in emerging market countries. In addition, the FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund and the FlexShares Global Quality Real Estate Index Fund may invest its assets in emerging market countries. The FlexShares Ready Access Variable Income Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets. The markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed foreign markets. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market.

Inflation-Indexed Securities

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund invest primarily in U.S. Treasury Inflation-Protected Securities (“TIPS”). The FlexShares Ready Access Variable Income Fund may invest in inflation-indexed securities.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Repurchase Agreements

The FlexShares Ready Access Variable Income Fund may enter into repurchase agreements under which it purchases securities (collateral) for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for JP Morgan Chase, the Fund’s custodian, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

The Northern Trust Company, the parent of NTI, currently is a party to various Master Repurchase Agreements with a number of different counterparties, and acts as agent on behalf of various disclosed principals, including the Fund and various other accounts managed by NTI, in entering into repurchase agreements under the Master Repurchase

208	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Agreements. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Fund and does not collect any additional fees from the Fund for such services. The Fund has entered into repurchase agreements at April 30, 2014, as reflected in its Schedule of Investments.

Derivative Contracts

Futures Contracts

All of the Index Funds may invest in futures contracts to help track the price and yield performance of their underlying indexes. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect unrealized gains or losses on open futures contracts, as net change in unrealized appreciation (depreciation) on futures contracts, and any realized gains (losses) on closed futures contracts as net realized gain (loss) on futures contracts. As of April 30, 2014, the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, and the FlexShares Global Quality Real Estate Index Fund had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts present the following risks: imperfect correlation between the change in market value of a Fund’s securities and the price of futures contracts; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protection as U.S. exchanges.

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Index Fund’s index provider may affect a Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations as realized gain (loss) on foreign currency transactions and the difference between the future foreign currency exchange rates at the date of entry into the contract and the rates at the reporting date are included in net change in unrealized appreciation (depreciation) on forward foreign currency contracts in the financial statements.

Forward Foreign Currency Exchange Contracts

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares

FLEXSHARES SEMIANNUAL REPORT	209

Notes to the Financial Statements (cont.)

International Quality Dividend Dynamic Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, and the FlexShares Ready Access Variable Income Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Index Funds, however, do not expect to engage in currency transactions for speculative purposes or for purposes of hedging against declines in the value of an Index Fund’s assets that are denominated in a foreign currency. The FlexShares Ready Access Variable Income Fund also may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. The Fund, however, does not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain). All forward foreign currency exchange contracts held are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency.

There are several risks associated with these contracts. One risk is the potential inability of counterparties to meet the terms of their contracts, and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in net realized gain (loss) on foreign currency transactions and unrealized gains or losses in net change in unrealized appreciation (depreciation) on forward foreign currency contracts. Forward foreign currency exchange contracts are privately negotiated transactions and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

As of April 30, 2014, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, and the FlexShares STOXX® Global Broad Infrastructure Index Fund had open forward foreign currency contracts.

Offsetting of Financial Assets and Derivative Assets

All of the Funds in the Trust have adopted Financial Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” which was subsequently clarified in ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective prospectively for interim and annual periods beginning on or after January 1, 2013.

210	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

For financial reporting purposes, the Trust can offset financial assets and financial liabilities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund and the FlexShares Ready Access Variable Income Fund that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. The following table presents the gross and net amounts of these assets and liabilities:

Fund	Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	Citibank N.A Foreign Currency Contracts	$9,134	$(1,871)	—	$7,263
	Goldman Sachs Foreign Currency Contracts	2,780	(3,720)	—	(940)
	Morgan Stanley Foreign Currency Contracts	5,270	(21,186)	—	(15,916)
	UBS AG Foreign Currency Contracts	—	(5,757)	—	(5,757)
					(15,350)
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	UBS AG Foreign Currency Contracts	4,129	—	—	4,129
FlexShares International Quality Dividend Index Fund	Citibank N.A Foreign Currency Contracts	899	(251)	—	648
	Goldman Sachs Foreign Currency Contracts	—	(458)	—	(458)
	UBS AG Foreign Currency Contracts	21,331	—	—	21,331
					21,521
FlexShares International Quality Dividend Defensive Index Fund	Citibank N.A Foreign Currency Contracts	599	(301)	—	298
	Goldman Sachs Foreign Currency Contracts	—	(138)	—	(138)
	UBS AG Foreign Currency Contracts	10,161	(1,873)	—	8,288
					8,448
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Citibank N.A Foreign Currency Contracts	18,218	(5,712)	—	12,506

FLEXSHARES SEMIANNUAL REPORT	211

Notes to the Financial Statements (cont.)

Fund	Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
	Goldman Sachs Foreign Currency Contracts	$—	$(1,222)	—	$(1,222)
	Morgan Stanley Foreign Currency Contracts	—	(2,169)	—	(2,169)
	UBS AG Foreign Currency Contracts	193	—	—	193
					9,308
FlexShares STOXX Global Broad Infrastructure Index Fund	Citibank N.A Foreign Currency Contracts	836	(2,696)	—	(1,860)
	Goldman Sachs Foreign Currency Contracts	757	(232)	—	525
	Morgan Stanley Foreign Currency Contracts	9,229	(216)	—	9,013
	UBS AG Foreign Currency Contracts	142	—	—	142
					7,820
FlexShares Ready Access Variable Income Fund	RBS Securities, Inc. Repurchase Agreements	5,200,000	—	$(5,200,000)	—

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2014

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	$35,886	*
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	(52,273	)*
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	175,401	*
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(46,757	)*
Foreign Currency Contracts	Citibank N.A., Goldman Sachs and Morgan Stanley	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	17,184

212	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Citibank N.A., Goldman Sachs, Morgan Stanley and UBS AG	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$(32,534)
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	34,085	*
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(24,241	)*
Foreign Currency Contracts	UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	4,129
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares Quality Dividend Index Fund	27,610	*
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares Quality Dividend Defensive Index Fund	4,632	*
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares Quality Dividend Dynamic Index Fund	1,962	*
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares International Quality Dividend Index Fund	3,258	*
Equity Index Futures Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on futures contracts	FlexShares International Quality Dividend Index Fund	(27,687	)*
Foreign Currency Contracts	Citibank N.A. and UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	22,230
Foreign Currency Contracts	Citibank N.A. and Goldman Sachs	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	(709)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares International Quality Dividend Defensive Index Fund	853	*
Equity Index Futures Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on futures contracts	FlexShares International Quality Dividend Defensive Index Fund	(12,567	)*
Foreign Currency Contracts	Citibank N.A. and UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	10,760
Foreign Currency Contracts	Citibank N.A., Goldman Sachs and UBS AG	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	(2,312)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares International Quality Dividend Dynamic Index Fund	7,240	*
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	654,634	*

FLEXSHARES SEMIANNUAL REPORT	213

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	$(34,307	)*
Foreign Currency Contracts	Citibank N.A. and UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	18,411
Foreign Currency Contracts	Citibank N.A., Goldman Sachs and Morgan Stanley	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(9,103)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	15,991	*
Equity Index Futures Contracts	Citibank	Liabilities — Unrealized depreciation on futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(8,973	)*
Foreign Currency Contracts	Citibank N.A., Morgan Stanley and UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	10,964
Foreign Currency Contracts	Citibank N.A., Goldman Sachs and Morgan Stanley	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(3,144)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares Global Quality Real Estate Index Fund	1,393	*
Equity Index Futures Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on futures contracts	FlexShares Global Quality Real Estate Index Fund	(4,311	)*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the SOI. Amounts for futures contracts are reflected on the Statement of Assets and Liabilities as receivable or payable for variation margin.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended April 30, 2014

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	$476,102	$(190,285)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	84,546	61,432

214	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$(2,325)	$(16,092)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	130,857	(51,008)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	101,180	(96,243)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Index Fund	138,126	13,929
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Defensive Index Fund	29,621	(7,614)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Dynamic Index Fund	(198)	1,962
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Index Fund	91,171	(32,274)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	15,896	21,521

FLEXSHARES SEMIANNUAL REPORT	215

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Defensive Index Fund	$36,880	$(14,437)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	25,715	4,105
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Dynamic Index Fund	(703)	7,240
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,865,382	172,250
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	9,225	62,103
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	28,797	7,018
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(13,868)	7,820
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Global Quality Real Estate Index Fund	5,000	(2,918)

216	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

At April 30, 2014, the volume of derivative activities, which represents activities throughout the period, was as follows:

	Foreign Exchange Contracts		Equity Contracts
Fund	Number of Trades	Average Notional Amount	Number of Trades	Average Notional Amount
FlexShares Morningstar US Market Factor Tilt Index Fund	—	$—	43	$105,686
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	17	320,517	85	82,433
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	1	180,000	53	45,476
FlexShares Quality Dividend Index Fund	—	—	33	93,895
FlexShares Quality Dividend Defensive Index Fund	—	—	3	93,895
FlexShares Quality Dividend Dynamic Index Fund	—	—	2	93,895
FlexShares International Quality Dividend Index Fund	4	285,497	99	16,238
FlexShares International Quality Dividend Defensive Index Fund	7	114,442	45	15,307
FlexShares International Quality Dividend Dynamic Index Fund	—	—	2	69,911
FlexShares Morningstar Global Upstream Natural Resources Index Fund	7	502,612	240	108,320
FlexShares STOXX® Global Broad Infrastructure Index Fund	13	67,878	38	28,136
FlexShares Global Quality Real Estate Index Fund	—	—	2	81,798

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

As of October 31, 2013, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from Financial Accounting Standards Board (“FASB”) and on-going analysis of tax law, regulation, and interpretations thereof.

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security using the yield to maturity method. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Quality Dividend Index Fund, FlexShares

FLEXSHARES SEMIANNUAL REPORT	217

Notes to the Financial Statements (cont.)

Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund and the FlexShares Global Quality Real Estate Index Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods concluded.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Trust’s Board.

As compensation for its advisory services and assumption of Fund expenses, NTI is entitled to a unitary management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the unitary management fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The unitary management fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee
FlexShares Morningstar US Market Factor Tilt Index Fund	0.27%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.42%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	0.65%
FlexShares Quality Dividend Index Fund	0.37%
FlexShares Quality Dividend Defensive Index Fund	0.37%
FlexShares Quality Dividend Dynamic Index Fund	0.37%
FlexShares International Quality Dividend Index Fund	0.47%
FlexShares International Quality Dividend Defensive Index Fund	0.47%
FlexShares International Quality Dividend Dynamic Index Fund	0.47%
FlexShares Morningstar Global Upstream Natural Resources Index Fund	0.48%
FlexShares STOXX® Global Broad Infrastructure Index Fund	0.47%
FlexShares Global Quality Real Estate Index Fund	0.45%
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	0.20%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	0.20%
FlexShares Ready Access Variable Income Fund	0.25%

218	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The Investment Adviser may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary waiver in the future at its discretion.

Amounts voluntarily waived by the Investment Adviser may not be recouped by the Investment Adviser. As of April 30, 2014, no advisory fees had been waived.

5. Administration Fees

JPMorgan Chase Bank, N.A. (the “Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

NTI has contractually agreed with each Fund to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel paid by each Fund until at least March 1, 2015. After this date, NTI and each Fund may mutually agree to extend the contractual arrangement. The Board may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

The Trust has adopted a deferred compensation plan (“DC Plan”) for its Trustees who are not officers of Northern Trust or NTI. Under the DC Plan, an Independent Trustee

may elect to defer all or a portion of their compensation. The amount deferred is adjusted periodically based upon the performance of the investment options selected by the Trustees. The investment options currently under the DC Plan are the FlexShares Morningstar US Market Factor Tilt Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund. Expenses related to the DC Plan are stated on the Statements of Operations.

8. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9) for each Fund on an agency basis. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. As of this date, the Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board of Trustees approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. The Funds did not pay any 12b-1 fees during the current period.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the

FLEXSHARES SEMIANNUAL REPORT	219

Notes to the Financial Statements (cont.)

issuance and redemption of Creation Units. Transaction fees remaining in the Funds were as follows:

Fund	As of April 30, 2014	As of October 31, 2013
FlexShares Morningstar US Market Factor Tilt Index Fund	$12,000	$12,000
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	140,000	100,000
FlexShares Morningstar Emerging Market Factor Tilt Index Fund	25,000	75,000
FlexShares Quality Dividend Index Fund	12,000	3,000
FlexShares Quality Dividend Defensive Index Fund	1,000	2,000
FlexShares Quality Dividend Dynamic Index Fund	4,000	1,000
FlexShares International Quality Dividend Index Fund	55,000	30,000
FlexShares International Quality Dividend Defensive Index Fund	10,000	5,000
FlexShares International Quality Dividend Dynamic Index Fund	5,000	5,000
FlexShares Morningstar Global Upstream Natural Resources Index Fund	18,000	13,500
FlexShares STOXX® Global Broad Infrastructure Index Fund	24,000	2,000
FlexShares Global Quality Real Estate Index Fund	6,000	N/A
FlexShares Ready Access Variable Income Fund	1,050	1,050

10. Investment Transactions

For the six months ended April 30, 2014, the FlexShares iBoxx 3-Year Target Duration TIPS Index and the FlexShares iBoxx 5-Year Target Duration TIPS Index Funds invested solely in U.S. Government securities. The cost of securities purchased by each Fund and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions for the period ended April 30, 2014, were as follows:

Fund	Purchases	Sales
FlexShares Morningstar US Market Factor Tilt Index Fund	$53,796,431	$52,064,646
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	173,749,238	25,118,518
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	79,833,708	16,250,380
FlexShares Quality Dividend Index Fund	122,685,543	121,371,101
FlexShares Quality Dividend Defensive Index Fund	21,863,479	21,407,452
FlexShares Quality Dividend Dynamic Index Fund	17,499,216	17,021,412
FlexShares International Quality Dividend Index Fund	39,905,572	32,815,884
FlexShares International Quality Dividend Defensive Index Fund	9,755,779	8,170,988
FlexShares International Quality Dividend Dynamic Index Fund	3,628,334	3,161,449
FlexShares Morningstar Global Upstream Natural Resources Index Fund	287,613,839	324,908,310
FlexShares STOXX® Global Broad Infrastructure Index Fund	64, 705,141	11,549,508
FlexShares Global Quality Real Estate Index Fund	10,558,116	2,713,245
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	1,843,580,711	1,833,212,202

220	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	Purchases	Sales
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	$224,241,199	$222,808,266
FlexShares Ready Access Variable Income Fund**	66,818,122	38, 029,936

**	Includes $1,495,840 in purchases and $1,947,555 in sales of U.S. Government Securities.

11. In-Kind Transactions

During the six-month period ended April 30, 2014, the Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended April 30, 2014, the fair value of the securities received for subscriptions for each Fund was as follows:

Fund	Fair Value
FlexShares Morningstar US Market Factor Tilt Index Fund	$170,040,819
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	107,755,383
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	12,002,273
FlexShares Quality Dividend Index Fund	148,960,494
FlexShares Quality Dividend Defensive Index Fund	12,568,103
FlexShares Quality Dividend Dynamic Index Fund	45,090,385
FlexShares International Quality Dividend Index Fund	78,384,680
FlexShares International Quality Dividend Defensive Index Fund	13,960,482
FlexShares International Quality Dividend Dynamic Index Fund	7,583,067
FlexShares Morningstar Global Upstream Natural Resources Index Fund	161,517,692
FlexShares STOXX® Global Broad Infrastructure Index Fund	90,014,354
FlexShares Global Quality Real Estate Index Fund	12,116,529
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	130,672,480
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	1,241,575

During the six-month period ended April 30, 2014, the FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares iBoxx 5-Year Target Duration TIPS Index Fund delivered securities in exchange for redemption of shares (redemptions-in-kind). For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction. For the six-month period ended April 30, 2014, the fair value and realized gains (losses) of the securities transferred for redemptions for each Fund was as follows:

Fund	Fair Value	Net Realized Gains(Losses)
FlexShares Morningstar Global Upstream Natural Resources Index Fund	$73,105,837	$13,457,594
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	13,618,719	(44,302)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	88,242,990	(1,299,615)

12. Principal Risks

As with any investment, you could lose all or part of your investment in a Fund, and the Fund’s performance could trail that of other investments. In addition to the discussion of the risks of certain of the Funds’ investments included in Note 2, some of the principal risks of investment in the Funds are summarized below. A more complete description of principal risks is included in each Fund’s Prospectus.

The following risks apply to all of the Funds:

Derivatives Risk

Changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested.

Market Trading Risk

Each Fund’s shares are listed on a securities exchange, which presents risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of

FLEXSHARES SEMIANNUAL REPORT	221

Notes to the Financial Statements (cont.)

the Funds. Any of these factors may lead to the Funds’ shares trading at a premium or discount to NAV.

The following risk applies only to the Index Funds:

Tracking Error Risk

Tracking error risk is the risk that an Index Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between a Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, changes in the Underlying Indexes, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spinoffs), legal restrictions (such as tax-related diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances, among other factors.

The following risks apply to each Fund as disclosed:

Concentration Risk

Each of the Index Funds, except the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, are subject to Concentration Risk. To the extent that the investments of these Funds are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Funds may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class.

Interest Rate/Maturity Risk

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, and the FlexShares Ready Access Variable Income Fund are subject to the risk that the value of the Funds’ fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed income securities than shorter-term fixed-income securities. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

MLP Risk

The FlexShares STOXX® Global Broad Infrastructure Index Fund may invest in Master Limited Partnerships (MLPs). The Fund may not invest more than 25% of its net assets in MLPs. MLP Risk is the risk that accompanies an investment in MLP units. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced, which could cause a decline in the value of the Fund’s shares. The Fund must include its allocable share of the MLP’s taxable income in its taxable income, whether or not it receives a distribution of cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to the Fund’s shareholders.

Non-diversification Risk

The FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, and the FlexShares Ready Access Variable Income Fund (each a “Fund” and collectively the “Funds”) are non-diversified series of the Trust, pursuant to the 1940 Act. Fund performance may depend on the performance of a small number of issuers because the Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers.

Small Cap Stock Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar

222	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, and the FlexShares Global Quality Real Estate Index Fund may invest in stocks of smaller companies which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Value Investing Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, and the FlexShares Global Quality Real Estate Index Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, may not appreciate in value as anticipated.

The following risk applies only to the FlexShares Morningstar Global Upstream Natural Resources Index Fund:

Global Natural Resource Industry Risk

The Fund is subject to the risks associated with investment in the global natural resources sector in addition to the general risk of the stock market. The natural resources sector can significantly be affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as other factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of the Fund’s equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

The following risks apply only to the FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive

Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund and the FlexShares International Quality Dividend Dynamic Index Fund:

Dividend Risk

The Fund is subject to the risk that an issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Volatility Risk

The Fund is subject to the risk that the actual level of volatility experienced by the Fund may be greater or lower than the targeted overall volatility of the Underlying Index. Although the Underlying Index is designed to have a targeted overall volatility, there is no guarantee that it will have the targeted overall volatility. The Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have the targeted overall volatility. There is also the risk that the Fund may experience volatility greater or lower than that of the Underlying Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

The following risks apply only to the FlexShares Global Quality Real Estate Index Fund:

Interest Rate Risk

The Fund is subject to the risk that rising interest rates may adversely affect the Fund. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund may decline when investors anticipate or experience rising interest rates.

FLEXSHARES SEMIANNUAL REPORT	223

Notes to the Financial Statements (cont.)

Real Estate Securities Risk

The Fund is subject to the risks associated with investment in the real estate sector in addition to the general risk of the stock market. Investing in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way in which real estate companies are organized and operated. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

Real Estate Investment Trust (REIT) Risk

The Fund is subject to the risk that the Fund’s investments will be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The following risks apply only to the FlexShares Ready Access Variable Income Fund:

Credit (or Default) Risk

The Fund is subject to the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Debt Extension Risk

The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund

(such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Financial Sector Risk

The Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. and non-U.S. financial sectors if it invests a relatively large percentage of its assets in those sectors, adversely affecting the Fund’s performance. The U.S. and non-U.S. financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, the U.S. financial sector was significantly impacted by bankruptcies and consolidations of major financial firms. Events affecting the U.S. and non-U.S. financial sectors have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in those sectors.

Mortgage-Related and Other Asset-Backed Risks

The Fund is subject to the risks of investing in mortgage-related and other asset-backed securities, including Interest Rate/Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk.

Prepayment (or Call) Risk

The Fund is subject to the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

U.S. Government Securities Risk

The Fund is subject to the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities that may be purchased by the Fund are not backed by the full

224	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

13. Guarantees and Indemnifications

In the normal course of business each Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds.

14. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no additional recognized or non-recognized subsequent events relevant for financial statement disclosure.

FLEXSHARES SEMIANNUAL REPORT	225

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2014.

The first line under each Fund in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2014.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 04/30/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Flexshares® Morningstar US Market Factor Tilt Index Fund
Actual	$1,000.00	$1,069.20	$1.39	0.27%
Hypothetical	$1,000.00	$1,023.46	$1.35	0.27%
Flexshares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Actual	$1,000.00	$1,049.50	$2.13	0.42%
Hypothetical	$1,000.00	$1,022.71	$2.11	0.42%
Flexshares® Morningstar Emerging Markets Factor Tilt Index Fund
Actual	$1,000.00	$971.50	$3.18	0.65%
Hypothetical	$1,000.00	$1,021.57	$3.26	0.65%

226	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Flexshares® Quality Dividend Index Fund
Actual	$1,000.00	$1,079.00	$1.91	0.37%
Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%
Flexshares® Quality Dividend Defensive Index Fund
Actual	$1,000.00	$1,077.50	$1.91	0.37%
Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%
Flexshares® Quality Dividend Dynamic Index Fund
Actual	$1,000.00	$1,090.80	$1.92	0.37%
Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%
Flexshares® International Quality Dividend Index Fund
Actual	$1,000.00	$1,051.50	$2.39	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
Flexshares® International Quality Dividend Defensive Index Fund
Actual	$1,000.00	$1,035.80	$2.37	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
Flexshares® International Quality Dividend Dynamic Index Fund
Actual	$1,000.00	$1,048.60	$2.39	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
Flexshares® Morningstar Global Upstream Natural Resources Index Fund
Actual	$1,000.00	$1,051.50	$2.44	0.48%
Hypothetical	$1,000.00	$1,022.41	$2.41	0.48%
Flexshares® STOXX® Global Broad Infrastructure Index Fund
Actual	$1,000.00	$1,060.20	$2.40	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
Flexshares® Global Quality Real Estate Index Fund(a)
Actual	$1,000.00	$1,045.50	$2.22	0.45%
Hypothetical	$1,000.00	$1,022.56	$2.26	0.45%
Flexshares® iBoxx 3-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$1,002.80	$0.99	0.20%
Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%
Flexshares® iBoxx 5-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$996.50	$0.99	0.20%
Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%

FLEXSHARES SEMIANNUAL REPORT	227

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Flexshares® Ready Access Variable Income Fund
Actual	$1,000.00	$1,005.80	$1.24	0.25%
Hypothetical	$1,000.00	$1,023.55	$1.25	0.25%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)	The Fund commenced operations on November 5, 2013. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 176 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period). The “Hypothetical Expenses Paid during the Period” reflect projected activity for the full six-month period as opposed to the shorter inception period.

228	FLEXSHARES SEMIANNUAL REPORT

Approval of Advisory Agreement

The Board of Trustees (the “Board”) of the FlexShares Trust (the “Trust”) oversees the management of the Trust and each separate series of the Trust covered in this report and, as required by law, determines whether to approve the Trust’s investment advisory and ancillary services agreement (the “Advisory Agreement”) with Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of the Northern Trust Corporation.

The Board, including all of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (the “Independent Trustees”), met on September 24, 2013 (the “September Meeting”) to consider whether to approve the Advisory Agreement for the FlexShares® Global Quality Real Estate Index Fund (the “Fund”).

In advance of, and in preparation for, the Trustees’ consideration of the Advisory Agreement at the September Meeting, the Trustees received written materials relating to the Advisory Agreement and had the opportunity to ask questions and request further information in connection with their consideration. At the Meeting, the Trustees considered the verbal presentations by NTI and discussed all of the information that had been provided. Among other things, the Board considered comparisons with other funds in relevant peer universes and peer groups that had been objectively determined solely by Lipper, Inc. (“Lipper”), an independent provider of fund data.

The Independent Trustees met with their independent legal counsel separately from the “interested” Trustee of the Trust and officers and employees of the Trust and NTI to consider approval of the Advisory Agreement. After evaluating all the materials, the Trustees, including the Independent Trustees, concluded that the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders and approved the Advisory Agreement.

In approving the Advisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including, but not limited to: (1) the nature, extent and quality of the services that NTI is expected to provide to the Fund; (2) the anticipated fees and projected expenses for the Fund; (3) the projected profits to be realized by NTI and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale would be realized if the Fund grew and whether the fee levels in the Advisory Agreement reflected these economies of scale; and (5) other benefits that NTI and its affiliates may realize as a result of their relationship with the Fund. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreement.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the Advisory Agreement are separately discussed below.

Nature, Quality and Extent of the Services

The Trustees examined the nature, quality and extent of the services to be provided by NTI to the Fund. They evaluated information regarding NTI’s organizational structure and the experience and professional qualifications of NTI’s key personnel. They also considered NTI’s responsibilities under the Advisory Agreement to perform securities trading services and ancillary services, including among other things, filing reports with the Securities and Exchange Commission, periodically updating the Fund’s registration statement and establishing and maintaining the Fund’s website to comply with regulatory requirements. The Trustees also considered the quality of NTI’s resources that would be made available to the Fund. The Trustees noted NTI’s and its affiliates’ financial positions, stability, and commitment to continuing to grow the exchange-traded funds business. The Board also considered the operation and strength of NTI’s compliance program. The Trustees concluded that they were satisfied with the nature, quality and extent of the investment management services proposed to be provided by NTI to the Fund. They further determined that there was a reasonable basis on which conclude that the Fund would benefit from the services proposed to be provided by NTI under the Advisory Agreement.

Performance

The Trustees considered that, because the Fund had not yet commenced investment operations, data relating to its performance was not available and could not be a factor in the initial approval of the Advisory Agreement.

FLEXSHARES SEMIANNUAL REPORT	229

Approval of Advisory Agreement (cont.)

Fees and Expenses

The Trustees considered the proposed unitary fee structure and the Fund’s projected expenses. They noted that under the Advisory Agreement, NTI would be responsible for most expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Trustees considered that NTI would not be responsible under the Advisory Agreement for the Fund’s advisory fees, 12b-1 fees (to the extent applicable), interest, taxes, brokers and other trading expenses, fees and expenses of the Trust’s Independent Trustees and independent legal counsel to the Trust’s Independent Trustees, as well as any litigation expenses and other extraordinary expenses. The Trustees also considered, however, the agreement between the Fund and NTI, whereby NTI agreed to reimburse certain fees and expenses of the Fund for at least one year from the effective date of the Fund’s prospectus. The Trustees considered comparative fee data for the Fund, which included fees and expenses paid by comparable ETFs selected by Lipper, an independent data service. The Trustees considered that the Fund’s contractual management fee and its total expenses (after expense reimbursements) were lower than the median contractual management fee and median total expense of the comparable ETFs selected by Lipper.

Projected Profits of NTI

The Trustees examined NTI’s projected profits in serving as the Fund’s investment adviser. The Trustees noted information provided by NTI with respect to the length of time it would take to become profitable with respect to the Fund. The Trustees also considered NTI’s projection of asset levels in the Fund.

Economies of Scale

The Trustees further considered whether NTI may realize economies of scale in managing and supporting the Fund. In this regard, the Trustees considered that the management fee did not contain any breakpoints. The Trustees determined that in light of the unitary fee structure, the fact that NTI will not initially make any profit from its services to the Fund, as well as the significant investment NTI was making into the Fund, that breakpoints were not necessary at the present time.

Other Benefits to NTI

In addition to considering the profits that may be realized by NTI, the Trustees considered information regarding the direct and indirect benefits that NTI may receive as a result of its relationship with the Fund, including any compensation to be paid to NTI’s affiliates. The Trustees also considered that some of the Fund’s expected shareholders may have other client relationships with NTI’s affiliates. The Trustees also considered the extent to which NTI and its other clients, as well as the Fund, will benefit from receipt of the research products and services generated by the Fund.

For the foregoing reasons, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement was fair and reasonable in light of the services to be provided, fees to be charged and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

230	FLEXSHARES SEMIANNUAL REPORT

For More Information

Portfolio Holdings

FlexShares® Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

FlexShares® Trust Proxy Voting Policies and Procedures are available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the Funds’ Web site www.flexshares.com or the SEC’s Web site at sec.gov. Each Fund’s portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the SEC’s Web site at sec.gov.

FLEXSHARES SEMIANNUAL REPORT	231

FlexShares® Trust

50 S. LaSalle Street

Chicago, IL 60603

800.595.9111

www.flexshares.com

FlexShares® is a registered trademark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® Global Upstream Natural Resources IndexSM, Morningstar® US Market Factor Tilt IndexSM, Morningstar Developed Markets ex-US Factor Tilt IndexSM and Morningstar Emerging Markets Factor Tilt IndexSM are service marks of Morningstar, Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares® Trust other than the licensing of the STOXX® Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares® STOXX® Global Broad Infrastructure Index Fund. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust Quality Dividend Defensive IndexSM, Northern Trust International Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust International Quality Dividend Defensive IndexSM and Northern Trust Global Quality Real Estate IndexSM are service marks of NTI and have been licensed for use by FlexShares Trust.

FS00041-0614

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a—3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
July 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
July 3, 2014

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
July 3, 2014